UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2013

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2013 (Unaudited)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

ASSETS
Securities, at cost	$2,324,392,177	$1,538,113,047	$509,234,122	$246,596,636
Affiliate securities, at cost	—	—	—	102,968
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	2,268,099,926	1,537,191,103	517,909,320	281,536,308
Affiliate securities, at value	—	—	—	117,761
Repurchase Agreements, at value	—	—	—	—
Cash	21,816,341	1,394,027	262,789	2,800,717
Foreign cash†	27,582,414	—	—	—
Restricted cash*	781,650	—	—	—
Restricted foreign cash††*	1,792,844	—	—	—
Unrealized appreciation on futures contracts	32,899	—	—	—
Unrealized appreciation on forward foreign currency contracts	85,098	—	—	—
Receivables:
Dividends and interest	3,725,006	3,888,255	1,504,295	185,789
Capital shares issued	3,509	2,540,947	1,311,741	3,366,693
Investment adviser	37,543	33,408	19,675	8,194
Securities sold	—	309,442,252	58,613,497	280
Variation margin	—	—	—	6,590

Total Assets	2,323,957,230	1,854,489,992	579,621,317	288,022,332

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	162,273	—	—	—
Payables:
Deferred compensation (Note 7)	26,248	22,377	12,902	5,291
Investment advisory fees	836,765	246,709	84,352	60,342
Trustee fees (Note 7)	11,295	11,031	6,772	2,903
Securities purchased	35,793,746	313,256,348	60,061,191	5,141,073
Due to Authorized Participant	781,650	—	—	—
Other	85,500	—	—	10,500

Total Liabilities	37,697,477	313,536,465	60,165,217	5,220,109

Net Assets	$2,286,259,753	$1,540,953,527	$519,456,100	$282,802,223

NET ASSETS CONSIST OF:
Paid-in capital	$2,334,415,175	$1,540,497,846	$510,114,587	$245,610,055
Undistributed (accumulated) net investment income (loss)	12,524,073	2,111,664	242,585	1,087,518
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(4,425,263)	(734,039)	423,730	1,099,383
Net unrealized appreciation (depreciation) on:
Investments	(56,292,251)	(921,944)	8,675,198	34,954,465
Futures contracts	32,899	—	—	50,802
Forward foreign currency contracts and foreign currency translations	5,120	—	—	—

Net Assets	$2,286,259,753	$1,540,953,527	$519,456,100	$282,802,223

Shares Outstanding	66,550,001	60,654,000	19,800,001	4,200,001
Net Asset Value	$34.35	$25.41	$26.24	$67.33

† Cost of foreign cash	$27,325,267	$—	$—	$—
†† Cost of restricted foreign cash	$1,760,028	$—	$—	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$94,722,720	$105,311,079	$66,059,070	$5,483,239
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	101,169,677	106,677,721	69,998,493	5,836,916
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	50,891	3,442,934	22,964	2,065
Foreign cash†	478,782	876,575	—	—
Restricted cash*	—	—	7,755	—
Restricted foreign cash††*	94,133	419,954	—	—
Unrealized appreciation on futures contracts	43,955	68,552	—	—
Unrealized appreciation on forward foreign currency contracts	704	61,603	—	—
Receivables:
Dividends and interest	457,691	166,443	64,272	3,187
Capital shares issued	—	—	8,717,886	2,918,978
Investment adviser	893	920	224	95
Securities sold	702	—	—	—
Variation margin	—	—	200	—

Total Assets	102,297,428	111,714,702	78,811,794	8,761,241

LIABILITIES
Payables:
Deferred compensation (Note 7)	749	755	222	27
Investment advisory fees	34,040	57,915	16,793	896
Trustee fees (Note 7)	144	165	2	68
Securities purchased	—	4,335	8,706,737	2,922,296
Due to Authorized Participant	—	—	—	—
Other	40,000	75,000	7,000	—

Total Liabilities	74,933	138,170	8,730,754	2,923,287

Net Assets	$102,222,495	$111,576,532	$70,081,040	$5,837,954

NET ASSETS CONSIST OF:
Paid-in capital	$94,810,831	$109,906,730	$65,766,626	$5,419,003
Undistributed (accumulated) net investment income (loss)	893,917	322,451	177,100	12,271
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	22,797	(158,805)	195,797	53,003
Net unrealized appreciation (depreciation) on:
Investments	6,446,957	1,366,642	3,939,423	353,677
Futures contracts	43,955	68,552	2,094	—
Forward foreign currency contracts and foreign currency translations	4,038	70,962	—	—

Net Assets	$102,222,495	$111,576,532	$70,081,040	$5,837,954

Shares Outstanding	1,800,001	2,100,001	2,400,001	200,001
Net Asset Value	$56.79	$53.13	$29.20	$29.19

† Cost of foreign cash	$560,095	$923,168	$—	$—
†† Cost of restricted foreign cash	$94,133	$488,506	$—	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$13,747,421	$2,502,947	$2,503,760
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	—

Securities, at value	14,532,345	2,554,554	2,543,862
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	—
Cash	7,755	3,294	937
Foreign cash†	—	8,094	10,747
Restricted foreign cash††*	—	1,607	—
Unrealized appreciation on futures contracts	—	140	—
Receivables:
Dividends and interest	14,792	6,614	6,686
Capital shares issued	2,901,493	—	—
Investment adviser	74	87	87
Securities sold	—	—	—
Variation margin	—	—	—

Total Assets	17,456,459	2,574,390	2,562,319

LIABILITIES
Payables:
Deferred compensation (Note 7)	61	—	—
Investment advisory fees	3,488	512	509
Trustee fees (Note 7)	13	87	87
Securities purchased	2,915,855	—	—
Due to Authorized Participant	—	—	—
Other	1,000	5,000	5,000

Total Liabilities	2,920,417	5,599	5,596

Net Assets	$14,536,042	$2,568,791	$2,556,723

NET ASSETS CONSIST OF:
Paid-in capital	$13,660,302	$2,503,785	$2,504,294
Undistributed (accumulated) net investment income (loss)	38,502	11,992	11,584
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	52,314	1,130	572
Net unrealized appreciation (depreciation) on:
Investments	784,924	51,607	40,102
Futures contracts	—	140	—
Forward foreign currency contracts and foreign currency translations	—	137	171

Net Assets	$14,536,042	$2,568,791	$2,556,723

Shares Outstanding	500,001	100,001	100,001
Net Asset Value	$29.07	$25.69	$25.57

† Cost of foreign cash	$—	$8,151	$10,648
†† Cost of restricted foreign cash	$—	$1,747	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$2,502,144	$7,368,187
Affiliate securities, at cost	—	—
Repurchase Agreements, at cost	—	100,000

Securities, at value	2,551,947	7,386,947
Affiliate securities, at value	—	—
Repurchase Agreements, at value	—	100,000
Cash	2,326	29,654
Foreign cash†	9,810	—
Restricted foreign cash††*	1,607	—
Unrealized appreciation on futures contracts	140	—
Receivables:
Dividends and interest	6,318	9,323
Capital shares issued	—	—
Investment adviser	87	223
Securities sold	3,728	—
Variation margin	—	—

Total Assets	2,575,963	7,526,147

LIABILITIES
Payables:
Deferred compensation (Note 7)	—	77
Investment advisory fees	513	1,554
Trustee fees (Note 7)	87	146
Securities purchased	3,735	—
Due to Authorized Participant	—	—
Other	5,000	—

Total Liabilities	9,335	1,777

Net Assets	$2,566,628	$7,524,370

NET ASSETS CONSIST OF:
Paid-in capital	$2,504,093	$7,500,075
Undistributed (accumulated) net investment income (loss)	11,683	4,311
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	734	1,224
Net unrealized appreciation (depreciation) on:
Investments	49,803	18,760
Futures contracts	140	—
Forward foreign currency contracts and foreign currency translations	175	—

Net Assets	$2,566,628	$7,524,370

Shares Outstanding	100,001	100,001
Net Asset Value	$25.67	$75.24

† Cost of foreign cash	$9,822	$—
†† Cost of restricted foreign cash	$1,747	$—

*	Restricted cash includes both cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30 as well as cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2013 (Unaudited)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Morningstar US Market Factor Tilt Index Fund

INVESTMENT INCOME
Dividend income	$18,741,318	$—	$—	$2,322,036
Dividend income received from affiliate	—	—	—	991
Interest income	11,688	4,471,463	1,303,253	134
Foreign withholding tax on dividends	(1,077,214)	—	—	(90)

Total Investment Income	17,675,792	4,471,463	1,303,253	2,323,071

EXPENSES
Deferred compensation (Note 7)	1,863	1,249	530	276
Investment advisory fees	3,038,210	980,441	430,745	284,803
Trustee fees (Note 7)	38,843	31,419	14,887	7,163

Total Gross Expenses Before Fees Reimbursed	3,078,916	1,013,109	446,162	292,242

Less:
Deferred compensation reimbursed (Note 7)	(1,863)	(1,249)	(530)	(276)
Trustee fees reimbursed (Note 7)	(38,843)	(31,419)	(14,887)	(7,163)

Total Net Expenses	3,038,210	980,441	430,745	284,803

Net Investment Income	14,637,582	3,491,022	872,508	2,038,268

NET REALIZED GAIN (LOSS) ON:
Investments in affiliate securities	—	—	—	488
Investments in securities	(3,535,470)	(571,086)	489,339	(52,137)
In-kind redemptions of investments	—	—	—	1,049,918
Futures contracts	105,948	—	—	197,166
Foreign currency transactions	167,109	—	—	—

Net Realized Gain (Loss)	(3,262,413)	(571,086)	489,339	1,195,435

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(73,674,346)	(5,185,708)	71,332	28,335,056 [1]
Futures contracts	29,944	—	—	57,728
Forward foreign currency contracts	(70,383)	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	47,631	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	(73,667,154)	(5,185,708)	71,332	28,392,784

Net Realized and Unrealized Gain (Loss)	(76,929,567)	(5,756,794)	560,671	29,588,219

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,291,985)	$(2,265,772)	$1,433,179	$31,626,487

[1]	Includes $9,809 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Dynamic Index Fund
			December 14, 2012* through April 30, 2013	December 14, 2012* through April 30, 2013

INVESTMENT INCOME
Dividend income	$1,186,074	$622,479	$279,738	$30,182
Dividend income received from affiliate	—	—	—	—
Interest income	1,138	—	—	—
Foreign withholding tax on dividends	(99,983)	(42,957)	—	—

Total Investment Income	1,087,229	579,522	279,738	30,182

EXPENSES
Deferred compensation (Note 7)	91	96	31	3
Investment advisory fees	124,448	209,240	38,299	3,754
Trustee fees (Note 7)	1,769	1,892	543	145

Total Gross Expenses Before Fees Reimbursed	126,308	211,228	38,873	3,902

Less:
Deferred compensation reimbursed (Note 7)	(91)	(96)	(31)	(3)
Trustee fees reimbursed (Note 7)	(1,769)	(1,892)	(543)	(145)

Total Net Expenses	124,448	209,240	38,299	3,754

Net Investment Income	962,781	370,282	241,439	26,428

NET REALIZED GAIN (LOSS) ON:
Investments in securities	6,133	(30,122)	199,436	53,003
In-kind redemptions of investments	—	—	—	—
Futures contracts	27,178	(82,697)	(3,639)	—
Foreign currency transactions	(3,815)	(41,154)	—	—

Net Realized Gain (Loss)	29,496	(153,973)	195,797	53,003

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	6,613,264	1,401,907	3,939,423	353,677
Futures contracts	46,511	73,799	2,094	—
Forward foreign currency contracts	690	68,358	—	—
Translation of other assets and liabilities denominated in foreign currencies	4,024	9,790	—	—

Net Change in Unrealized Appreciation (Depreciation)	6,664,489	1,553,854	3,941,517	353,677

Net Realized and Unrealized Gain (Loss)	6,693,985	1,399,881	4,137,314	406,680

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,656,766	$1,770,163	$4,378,753	$433,108

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Statements of Operations (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® Ready Access Variable Income Fund
	December 14, 2012* through April 30, 2013	April 12, 2013* through April 30, 2013	April 12, 2013* through April 30, 2013	April 12, 2013* through April 30, 2013

INVESTMENT INCOME
Dividend income	$59,541	$14,335	$13,522	$13,792	$—
Dividend income received from affiliate	—	—	—	—	—
Interest income	—	—	—	33	25,621
Foreign withholding tax on dividends	—	(1,831)	(1,429)	(1,629)	—

Total Investment Income	59,541	12,504	12,093	12,196	25,621

EXPENSES
Deferred compensation (Note 7)	7	—	—	—	9
Investment advisory fees	8,200	512	509	513	9,306
Trustee fees (Note 7)	163	87	87	87	270

Total Gross Expenses Before Fees Reimbursed	8,370	599	596	600	9,585

Less:
Deferred compensation reimbursed (Note 7)	(7)	—	—	—	(9)
Trustee fees reimbursed (Note 7)	(163)	(87)	(87)	(87)	(270)

Total Net Expenses	8,200	512	509	513	9,306

Net Investment Income	51,341	11,992	11,584	11,683	16,315

NET REALIZED GAIN (LOSS) ON:
Investments in securities	52,314	—	—	—	1,255
In-kind redemptions of investments	—	—	—	—	—
Futures contracts	—	607	—	607	—
Foreign currency transactions	—	523	572	127	—

Net Realized Gain (Loss)	52,314	1,130	572	734	1,255

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	784,924	51,607	40,102	49,803	22,444
Futures contracts	—	140	—	140	—
Translation of other assets and liabilities denominated in foreign currencies	—	137	171	175	—

Net Change in Unrealized Appreciation (Depreciation)	784,924	51,884	40,273	50,118	22,444

Net Realized and Unrealized Gain (Loss)	837,238	53,014	40,845	50,852	23,699

Net Increase (Decrease) in Net Assets Resulting from Operations	$888,579	$65,006	$52,429	$62,535	$40,014

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

OPERATIONS
Net investment income	$14,637,582	$6,322,940	$3,491,022	$1,700,307
Net realized gain (loss)	(3,262,413)	536,629	(571,086)	503,743
Net change in unrealized appreciation (depreciation)	(73,667,154)	8,096,961	(5,185,708)	3,183,569

Net Increase (Decrease) in Net Assets
Resulting from Operations	(62,291,985)	14,956,530	(2,265,772)	5,387,619

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(7,891,756)	(402,120)	(1,379,358)	(2,141,001)
Net realized gain	—	—	(208,483)	(198,119)

Total distributions	(7,891,756)	(402,120)	(1,587,841)	(2,339,120)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,789,957,895	460,648,576	860,772,785	551,443,939
Cost of shares redeemed	(46,506)	(11,938,905)	—	(11,369,874)

Net Increase from Capital Transactions	1,789,911,389	448,709,671	860,772,785	540,074,065

Total Increase (Decrease) in Net Assets	1,719,727,648	463,264,081	856,919,172	543,122,564

NET ASSETS
Beginning of Period	$566,532,105	$103,268,024	$684,034,355	$140,911,791

End of Period	$2,286,259,753	$566,532,105	$1,540,953,527	$684,034,355

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$12,524,073	$5,778,247	$2,111,664	$—

SHARE TRANSACTIONS
Beginning of period	16,100,001	2,950,001	26,904,000	5,604,000
Shares issued	—	400,000	—	300,000
Shares issued in-kind	50,450,000	13,100,000	33,750,000	21,450,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(350,000)	—	(450,000)

Shares Outstanding, End of Period	66,550,001	16,100,001	60,654,000	26,904,000

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Morningstar US Market Factor Tilt Index Fund
	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012

OPERATIONS
Net investment income	$872,508	$1,917,466	$2,038,268	$1,116,112
Net realized gain (loss)	489,339	2,026,671	1,195,435	(76,180)
Net change in unrealized appreciation (depreciation)	71,332	7,783,227	28,392,784	6,131,777

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,433,179	11,727,364	31,626,487	7,171,709

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(737,424)	(2,106,998)	(2,015,968)	(59,483)
Net realized gain	(1,526,604)	(56,248)	—	—

Total distributions	(2,264,028)	(2,163,246)	(2,015,968)	(59,483)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	145,556,862	256,981,090	106,812,437	134,804,108
Cost of shares redeemed	(80)	(37,009,292)	(3,297,597)	—

Net Increase from Capital Transactions	145,556,782	219,971,798	103,514,840	134,804,108

Total Increase (Decrease) in Net Assets	144,725,933	229,535,916	133,125,359	141,916,334

NET ASSETS
Beginning of Period	$374,730,167	$145,194,251	$149,676,864	$7,760,530

End of Period	$519,456,100	$374,730,167	$282,802,223	$149,676,864

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$242,585	$107,501	$1,087,518	$1,065,218

SHARE TRANSACTIONS
Beginning of period	14,250,001	5,800,001	2,550,001	150,001
Shares issued	—	—	—	—
Shares issued in-kind	5,550,000	9,900,000	1,700,000	2,400,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	(1,450,000)	(50,000)	—

Shares Outstanding, End of Period	19,800,001	14,250,001	4,200,001	2,550,001

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund		FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Quality Dividend Index Fund
	Six Months Ended April 30, 2013 (Unaudited)	September 25, 2012* through October 31, 2012	Six Months Ended April 30, 2013 (Unaudited)	September 25, 2012* through October 31, 2012	December 14, 2012* through April 30, 2013

OPERATIONS
Net investment income	$962,781	$24,170	$370,282	$3,703	$241,439
Net realized gain (loss)	29,496	(9,085)	(153,973)	(21,586)	195,797
Net change in unrealized appreciation (depreciation)	6,664,489	(169,539)	1,553,854	(47,698)	3,941,517

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,656,766	(154,454)	1,770,163	(65,581)	4,378,753

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(90,648)	—	(46,755)	—	(64,339)
Net realized gain	—	—	—	—	—

Total distributions	(90,648)	—	(46,755)	—	(64,339)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	84,795,407	—	99,934,399	4,979,625	63,266,601
Cost of shares redeemed	(732)	—	(1,619)	—	—

Net Increase from Capital Transactions	84,794,675	—	99,932,780	4,979,625	63,266,601

Total Increase (Decrease) in Net Assets	92,360,793	(154,454)	101,656,188	4,914,044	67,581,015

NET ASSETS
Beginning of Period	$9,861,702	$10,016,156	$9,920,344	$5,006,300	$2,500,025

End of Period	$102,222,495	$9,861,702	$111,576,532	$9,920,344	$70,081,040

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$893,917	$21,784	$322,451	$(1,076)	$177,100

SHARE TRANSACTIONS
Beginning of period	200,001	200,001	200,001	100,001	100,001
Shares issued	1,400,000	—	1,600,000	100,000	—
Shares issued in-kind	200,000	—	300,000	—	2,300,000
Shares redeemed	—	—	—	—	—
Shares redeemed in-kind	—	—	—	—	—

Shares Outstanding, End of Period	1,800,001	200,001	2,100,001	200,001	2,400,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Index Fund
	December 14, 2012* through April 30, 2013	December 14, 2012* through April 30, 2013	April 12, 2013* through April 30, 2013

OPERATIONS
Net investment income	$26,428	$51,341	$11,992
Net realized gain (loss)	53,003	52,314	1,130
Net change in unrealized appreciation (depreciation)	353,677	784,924	51,884

Net Increase (Decrease) in Net Assets
Resulting from Operations	433,108	888,579	65,006

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(14,157)	(12,839)	—
Net realized gain	—	—	—

Total distributions	(14,157)	(12,839)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,918,978	11,160,277	3,760
Cost of shares redeemed	—	—	—

Net Increase from Capital Transactions	2,918,978	11,160,277	3,760

Total Increase (Decrease) in Net Assets	3,337,929	12,036,017	68,766

NET ASSETS
Beginning of Period	$2,500,025	$2,500,025	$2,500,025

End of Period	$5,837,954	$14,536,042	$2,568,791

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$12,271	$38,502	$11,992

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	100,001
Shares issued	—	—	—
Shares issued in-kind	100,000	400,000	—
Shares redeemed	—	—	—
Shares redeemed in-kind	—	—	—

Shares Outstanding, End of Period	200,001	500,001	100,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® Ready Access Variable Income Fund
	April 12, 2013* through April 30, 2013	April 12, 2013* through April 30, 2013	Six Months Ended April 30, 2013 (Unaudited)	October 9, 2012* through October 31, 2012

OPERATIONS
Net investment income	$11,584	$11,683	$16,315	$736
Net realized gain (loss)	572	734	1,255	(31)
Net change in unrealized appreciation (depreciation)	40,273	50,118	22,444	(3,684)

Net Increase (Decrease) in Net Assets
Resulting from Operations	52,429	62,535	40,014	(2,979)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	—	(12,740)	—
Net realized gain	—	—	—	—

Total distributions	—	—	(12,740)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	4,269	4,068	—	—
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	4,269	4,068	—	—

Total Increase (Decrease) in Net Assets	56,698	66,603	27,274	(2,979)

NET ASSETS
Beginning of Period	$2,500,025	$2,500,025	$7,497,096	$7,500,075

End of Period	$2,556,723	$2,566,628	$7,524,370	$7,497,096

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$11,584	$11,683	$4,311	$736

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	100,001	100,001
Shares issued	—	—	—	—
Shares issued in-kind	—	—	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	100,001	100,001	100,001	100,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Total

Flexshares® Morningstar Global Upstream Natural Resources Index
Six Months ended April 30, 2013 (Unaudited)	$35.19	$0.40	(a)	$(0.87)		$(0.47)	$(0.37)	$—	$(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—

Flexshares® iBoxx 3-Year Target Duration TIPS Index
Six Months ended April 30, 2013 (Unaudited)	25.43	0.09	(a)	(0.05)		0.04	(0.05)	(0.01)	(0.06)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—

Flexshares® iBoxx 5-Year Target Duration TIPS Index
Six Months ended April 30, 2013 (Unaudited)	26.30	0.05	(a)	0.04		0.09	(0.05)	(0.10)	(0.15)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—

Flexshares® Morningstar US Market Factor Tilt Index
Six Months ended April 30, 2013 (Unaudited)	58.70	0.60	(a)	8.69		9.29	(0.66)	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—

Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index
Six Months ended April 30, 2013 (Unaudited)	49.31	0.87	(a)	6.72		7.59	(0.11)	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—

Flexshares® Morningstar Emerging Markets Factor Tilt Index
Six Months ended April 30, 2013 (Unaudited)	49.60	0.30	(a)	3.28		3.58	(0.05)	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—

Flexshares® Quality Dividend Index Fund
For the period 12/14/12* through 04/30/13 (Unaudited)	25.00	0.24	(a)	4.08		4.32	(0.12)	—	(0.12)

Flexshares® Quality Dividend Dynamic Index Fund
For the period 12/14/12* through 04/30/13 (Unaudited)	25.00	0.26	(a)	4.07		4.33	(0.14)	—	(0.14)

Flexshares® Quality Dividend Defensive Index Fund
For the period 12/14/12* through 04/30/13 (Unaudited)	25.00	0.24	(a)	3.92		4.16	(0.09)	—	(0.09)

Flexshares® International Quality Dividend Index Fund
For the period 04/12/13* through 04/30/13 (Unaudited)	25.00	0.12	(a)	0.57		0.69	—	—	—

Flexshares® International Quality Dividend Dynamic Index Fund
For the period 04/12/13* through 04/30/13 (Unaudited)	25.00	0.12	(a)	0.45		0.57	—	—	—

Flexshares® International Quality Dividend Defensive Index
For the period 04/12/13* through 04/30/13 (Unaudited)	25.00	0.12	(a)	0.55		0.67	—	—	—

Flexshares® Ready Access Variable Income
Six Months ended April 30, 2013 (Unaudited)	74.97	0.16	(a)	0.24		0.40	(0.13)	—	(0.13)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets( c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment Income before reimbursements	Net investment Income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$34.35	(1.36)%	(1.47)%	0.49%	0.48%	2.31%	2.31%	9%	$2,286,260
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

25.41	0.13	0.13	0.21	0.20	0.71	0.71	42	1,540,954
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

26.24	0.30	0.22	0.21	0.20	0.40	0.41	39	519,456
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

67.33	15.98	12.79	0.28	0.27	1.92	1.93	7	282,802
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

56.79	15.44	(7.96)	0.43	0.42	3.24	3.25	2	102,222
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

53.13	7.22	(13.34)	0.66	0.65	1.14	1.15	5	111,577
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

29.20	17.34	17.30	0.38	0.37	2.32	2.33	18	70,081

29.19	17.38	18.51	0.38	0.37	2.59	2.60	15	5,838

29.07	16.71	16.83	0.38	0.37	2.31	2.31	16	14,536

25.69	2.76	3.04	0.55	0.47	10.91	10.99	—	2,569

25.57	2.28	2.20	0.55	0.47	10.62	10.70	—	2,557

25.67	2.68	3.20	0.55	0.47	10.62	10.70	—	2,567

75.24	0.53	4.73	0.26	0.25	0.43	0.44	34	7,524
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.2%
Beverages – 0.1%
Tibet 5100 Water Resources Holdings Ltd.	4,042,000	$1,442,716
Chemicals – 23.7%
Agrium, Inc.	387,397	35,568,040
CF Industries Holdings, Inc.	163,713	30,534,112
Incitec Pivot Ltd.	3,967,711	11,902,992
Israel Chemicals Ltd.	1,203,224	14,317,140
K+S AG	487,146	21,560,442
Monsanto Co.	1,300,651	138,935,540
The Mosaic Co.	750,684	46,234,628
Phosagro OAO (GDR)	114,274	1,615,834
Potash Corp. of Saskatchewan, Inc.	2,254,887	95,051,159
The Scotts Miracle-Gro Co., Class A	114,466	5,191,033
Sociedad Quimica y Minera de Chile S.A. (ADR)	295,482	14,623,404
Syngenta AG	237,273	101,504,161
Taiwan Fertilizer Co. Ltd.	1,331,000	3,184,081
Yara International ASA	453,871	21,286,105
		541,508,671
Containers & Packaging – 0.4%
MeadWestvaco Corp.	254,221	8,765,540
Food Products – 7.6%
Archer-Daniels-Midland Co.	1,718,480	58,325,211
Bunge Ltd.	355,471	25,668,561
Charoen Pokphand Foods PCL	8,518,400	9,214,964
Charoen Pokphand Indonesia Tbk PT	20,007,000	10,391,911
Felda Global Ventures Holdings Bhd	5,471,200	8,307,952
GrainCorp Ltd., Class A	609,598	8,112,408
IOI Corp. Bhd	6,853,505	11,330,528
Kuala Lumpur Kepong Bhd	838,572	5,942,354
Nutreco N.V.	89,345	8,489,302
PPB Group Bhd	1,744,000	7,337,124
Suedzucker AG	183,678	7,412,550

	Shares	Value
Food Products – (continued)
Tongaat Hulett Ltd.	311,454	$4,524,932
Wilmar International Ltd.	3,331,126	9,006,333
		174,064,130
Metals & Mining – 24.0%
Agnico Eagle Mines Ltd.	202,409	6,544,058
Alcoa, Inc.	1,076,779	9,152,621
Anglo American PLC	1,545,291	37,639,672
AngloGold Ashanti Ltd.	453,871	8,458,542
Antofagasta Aberdeen Asset Management PLC	370,018	5,168,667
Barrick Gold Corp.	1,291,070	25,491,525
BHP Billiton Ltd.	3,093,244	104,997,796
Cia de Minas Buenaventura S.A. (ADR)	174,636	3,496,213
Eldorado Gold Corp.	879,791	6,971,153
First Quantum Minerals Ltd.	593,626	10,381,152
Franco-Nevada Corp.	151,734	6,616,348
Freeport-McMoRan Copper & Gold, Inc.	1,249,809	38,031,688
Glencore International PLC	4,058,219	20,019,234
Gold Fields Ltd.	855,833	6,085,462
Goldcorp, Inc.	1,092,751	32,396,316
Grupo Mexico SAB de CV	3,863,208	13,852,330
Impala Platinum Holdings Ltd.	568,337	7,748,324
Industrias Penoles SAB de CV	140,158	5,879,405
KGHM Polska Miedz S.A.	125,114	5,860,604
Kinross Gold Corp.	1,279,091	6,981,368
MMC Norilsk Nickel OJSC (ADR)	453,432	6,946,578
Newcrest Mining Ltd.	923,714	16,118,458
Newmont Mining Corp.	666,831	21,605,324
Randgold Resources Ltd.	121,121	9,538,744
Rio Tinto PLC	1,327,406	60,305,801
Sibanye Gold Ltd.*	855,833	809,870
Silver Wheaton Corp.	425,920	10,429,398
Sumitomo Metal Mining Co. Ltd.	246,031	3,427,411
Teck Resources Ltd., Class B	510,257	13,595,355
Xstrata PLC	2,138,917	32,075,015
Yamana Gold, Inc.	972,961	12,062,259
		548,686,691

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 0.6%
Veolia Environnement S.A.	1,018,215	$14,048,369
Oil, Gas & Consumable Fuels – 31.7%
Anadarko Petroleum Corp.	177,023	15,004,469
Apache Corp.	174,361	12,881,791
BG Group PLC	1,488,058	25,117,166
BP PLC	7,960,711	57,787,195
Canadian Natural Resources Ltd.	455,202	13,372,987
Cenovus Energy, Inc.	331,419	9,934,168
Chevron Corp.	803,924	98,086,767
China Petroleum & Chemical Corp., Class H	5,924,000	6,480,782
CNOOC Ltd.	5,594,112	10,437,691
ConocoPhillips	489,808	29,608,894
Cosan Ltd., Class A	411,741	8,543,626
Cosan S.A. Industria e Comercio	278,290	6,569,286
Devon Energy Corp.	173,030	9,527,032
Encana Corp.	324,764	5,995,792
ENI S.p.A.	1,075,448	25,748,530
EOG Resources, Inc.	105,149	12,739,853
Exxon Mobil Corp.	1,267,292	112,776,315
Gazprom OAO (ADR)	2,179,236	17,292,238
Hess Corp.	118,459	8,550,371
Lukoil OAO (ADR)	235,587	14,936,216
Marathon Oil Corp.	288,827	9,435,978
Noble Energy, Inc.	63,155	7,154,830
Occidental Petroleum Corp.	340,736	30,414,095
PetroChina Co. Ltd., Class H	8,472,018	10,774,788
Petroleo Brasileiro S.A., Class A (ADR)	874,467	17,463,106
Royal Dutch Shell PLC, Class A	1,485,917	50,611,616
Sasol Ltd.	239,580	10,344,263
Statoil ASA	344,027	8,407,882
Suncor Energy, Inc.	666,831	20,823,345
Total S.A.	803,164	40,523,774
Tullow Oil PLC	455,202	7,091,849
Woodside Petroleum Ltd.	290,158	11,313,015
		725,749,710

	Shares	Value
Paper & Forest Products – 3.4%
Canfor Corp.*	131,769	$2,756,295
Deltic Timber Corp.	15,972	997,931
Duratex S.A.	706,509	5,310,744
Empresas CMPC S.A.	1,037,579	3,829,030
International Paper Co.	642,873	30,202,174
Louisiana-Pacific Corp.*	202,312	3,665,893
Mondi PLC	748,022	9,913,345
Stora Enso Oyj, Class R	817,234	5,683,503
Sumitomo Forestry Co. Ltd.	279,096	3,323,595
UPM-Kymmene Oyj	756,008	7,913,964
West Fraser Timber Co. Ltd.	41,261	3,608,209
		77,204,683
Real Estate Investment Trusts (REITs) – 2.2%
Plum Creek Timber Co., Inc.	260,876	13,445,549
Rayonier, Inc.	189,002	11,230,499
Weyerhaeuser Co.	834,537	25,461,724
		50,137,772
Trading Companies & Distributors – 0.3%
Noble Group Ltd.	8,697,031	7,943,945
Water Utilities – 5.2%
Aguas Andinas S.A., Class A	7,002,391	5,569,240
American Water Works Co., Inc.	436,568	18,283,468
Aqua America, Inc.	311,642	9,888,401
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	34,066
Cia de Saneamento de Minas Gerais-COPASA	142,772	3,291,717
CIA Saneamento Basico de Sao Paolo (ADR)	900,312	12,874,462
Hyflux Ltd.	2,990,000	3,325,864
Inversiones Aguas Metropolitanas S.A.	1,327,007	2,814,155
Kurita Water Industries Ltd.	266,910	5,477,395
Manila Water Co., Inc.	798,600	775,123
Pennon Group PLC	1,050,159	11,204,274
Severn Trent PLC	531,279	15,057,533

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Suez Environnement Co.	761,332	$10,945,786
United Utilities Group PLC	1,649,109	19,006,215
		118,547,699
Total Common Stocks (Cost $2,324,392,177)		2,268,099,926

Total Investment Securities (Cost $2,324,392,177) – 99.2%		2,268,099,926
Other assets less liabilities – 0.8%		18,159,827
NET ASSETS – 100.0%		$2,286,259,753
*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,824,005
Aggregate gross unrealized depreciation	(139,473,090)
Net unrealized depreciation	$(56,649,085)
Federal income tax cost of investments	$2,324,749,011

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500® Futures Contract	6	06/21/13	$477,660	$(103)
FTSE 100® Index Futures Contracts	51	06/21/13	5,066,992	33,672
Mini Russell 2000® Futures Contracts	29	06/21/13	2,740,790	65,501
S&P Toronto Stock Exchange 60® Index Futures Contracts	63	06/20/13	8,883,949	(122,859)
SPI 200® Futures Contracts	13	06/20/13	1,743,509	56,688
				$32,899

Cash collateral in the amount of $1,792,844 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index had the following outstanding contracts as of April 30, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation (Depreciation)
GBP 416,916	Goldman Sachs Capital	USD 626,000	06/19/13	$ 22,686
CAD 1,130,916	Citibank N.A.	USD 1,100,000	06/19/13	23,040
JPY 168,489,475	Morgan Stanley	USD 1,750,000	06/19/13	(19,879)
SGD 3,324,617	Citibank N.A.	USD 2,660,000	06/19/13	39,372
				$ 65,219

Contracts to Receive	Counterparty	In Exchange For	Receipt Date	Unrealized (Depreciation)
USD 2,240,000	Morgan Stanley	AUD 2,178,988	06/19/13	$(13,592)
USD 5,665,000	Citibank N.A.	EUR 4,371,132	06/19/13	(99,749)
USD 1,070,000	UBS AG	CHF 1,020,470	06/19/13	(29,053)
				$(142,394)

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Australia	6.7%
Brazil	2.4
Canada	13.9
Chile	1.2
China	1.3
Finland	0.6
France	2.9
Germany	1.3
Indonesia	0.4
Israel	0.6
Italy	1.1
Japan	0.5
Malaysia	1.4
Mexico	0.9
Netherlands	0.4
Norway	1.3
Peru	0.1
Philippines	0.0 †
Poland	0.3
Russia	1.8
Singapore	0.9
South Africa	1.7
Switzerland	4.4
Taiwan	0.1
Thailand	0.4
United Kingdom	15.8
United States	36.8
Other[1]	0.8
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.00%, due 07/15/14	$56,042,217	$58,472,528
1.63%, due 01/15/15	55,270,257	58,092,193
0.50%, due 04/15/15	55,594,561	57,600,430
1.88%, due 07/15/15	135,763,645	146,730,777
2.00%, due 01/15/16	133,137,467	146,143,407
0.13%, due 04/15/16	700,009,006	733,506,359
2.50%, due 07/15/16	62,757,210	71,495,586
2.38%, due 01/15/17	47,531,659	54,658,220
0.13%, due 04/15/17	108,725,156	115,785,559
2.63%, due 07/15/17	37,559,971	44,574,680
1.63%, due 01/15/18	43,506,108	50,131,364
		1,537,191,103
Total U.S. Treasury Obligations (Cost $1,538,113,047)		1,537,191,103

Total Investment Securities (Cost $1,538,113,047) – 99.8%		1,537,191,103
Other assets less liabilities – 0.2%		3,762,424
NET ASSETS – 100.0%		$1,540,953,527

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,336,902
Aggregate gross unrealized depreciation	(2,597,963)
Net unrealized depreciation	$(1,261,061)
Federal income tax cost of investments	$1,538,452,164

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.7%
U.S. Treasury Inflation Index Notes
2.50%, due 07/15/16	$15,865,768	$18,074,933
2.38%, due 01/15/17	13,702,178	15,756,585
0.13%, due 04/15/17	168,699,959	179,655,010
2.63%, due 07/15/17	43,387,199	51,490,203
1.63%, due 01/15/18	50,125,447	57,758,717
1.38%, due 07/15/18	44,354,338	51,415,777
2.13%, due 01/15/19	44,042,304	53,233,200
1.88%, due 07/15/19	11,413,808	13,860,728
1.38%, due 01/15/20	14,078,379	16,671,046
1.25%, due 07/15/20	23,852,755	28,350,728
1.13%, due 01/15/21	26,915,075	31,642,393
		517,909,320
Total U.S. Treasury Obligations (Cost $509,234,122)		517,909,320

Total Investment Securities (Cost $509,234,122) – 99.7%		517,909,320
Other assets less liabilities – 0.3%		1,546,780
NET ASSETS – 100.0%		$519,456,100

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,605,746
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,605,746
Federal income tax cost of investments	$509,303,574

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 2.3%
AAR Corp.	5,796	$103,516
Aerovironment, Inc.*	924	17,889
Alliant Techsystems, Inc.	4,200	312,312
American Science & Engineering, Inc.	420	27,082
Astronics Corp.*	504	14,011
BE Aerospace, Inc.*	924	57,972
The Boeing Co.	7,056	644,989
Cubic Corp.	840	36,095
Curtiss-Wright Corp.	6,132	201,375
DigitalGlobe, Inc.*	4,116	120,146
Ducommun, Inc.*	1,092	26,743
Esterline Technologies Corp.*	4,116	308,865
Exelis, Inc.	24,780	276,793
GenCorp, Inc.*	2,856	37,328
General Dynamics Corp.	2,688	198,804
HEICO Corp., Class A	2,352	79,545
Hexcel Corp.*	5,208	158,844
Honeywell International, Inc.	8,064	593,026
Huntington Ingalls Industries, Inc.	6,468	342,157
The KEYW Holding Corp.*	840	11,416
Kratos Defense & Security Solutions, Inc.*	3,948	20,095
L-3 Communications Holdings, Inc.	840	68,250
LMI Aerospace, Inc.*	1,260	26,951
Lockheed Martin Corp.	2,100	208,089
Moog, Inc., Class A*	5,712	263,951
National Presto Industries, Inc.	504	37,800
Northrop Grumman Corp.	2,016	152,692
Orbital Sciences Corp.*	3,108	56,006
Precision Castparts Corp.	1,512	289,230
Raytheon Co.	2,604	159,833
Rockwell Collins, Inc.	1,512	95,135
Spirit Aerosystems Holdings, Inc., Class A*	14,028	280,420
Sypris Solutions, Inc.	1,008	3,226
Taser International, Inc.*	3,360	29,602
Teledyne Technologies, Inc.*	1,932	145,016
Textron, Inc.	2,352	60,564
TransDigm Group, Inc.	420	61,656

	Shares	Value
Aerospace & Defense – (continued)
Triumph Group, Inc.	420	$33,558
United Technologies Corp.	8,820	805,178
		6,366,160
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	7,140	41,198
Atlas Air Worldwide Holdings, Inc.*	3,360	125,664
C.H. Robinson Worldwide, Inc.	1,680	99,775
Echo Global Logistics, Inc.*	756	13,116
Expeditors International of Washington, Inc.	1,932	69,417
FedEx Corp.	3,024	284,286
Forward Air Corp.	1,512	55,778
Hub Group, Inc., Class A*	1,932	70,808
Pacer International, Inc.*	2,352	13,383
Park-Ohio Holdings Corp.*	1,092	40,164
United Parcel Service, Inc., Class B	7,476	641,740
UTi Worldwide, Inc.	5,628	82,675
XPO Logistics, Inc.*	504	8,220
		1,546,224
Airlines – 0.6%
Alaska Air Group, Inc.*	8,904	548,843
Allegiant Travel Co.	756	67,964
Delta Air Lines, Inc.*	6,636	113,741
Hawaiian Holdings, Inc.*	6,384	35,048
JetBlue Airways Corp.*	29,568	203,724
Republic Airways Holdings, Inc.*	5,712	63,917
SkyWest, Inc.	7,140	102,173
Southwest Airlines Co.	7,224	98,969
Spirit Airlines, Inc.*	6,636	177,181
United Continental Holdings, Inc.*	2,604	84,109
US Airways Group, Inc.*	20,412	344,963
		1,840,632
Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.*	8,652	115,677
Autoliv, Inc.	756	57,774
BorgWarner, Inc.*	1,008	78,795
Cooper Tire & Rubber Co.	7,896	196,531

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Dana Holding Corp.	18,732	$323,127
Delphi Automotive PLC	2,184	100,923
Dorman Products, Inc.	1,344	50,723
Drew Industries, Inc.	1,008	36,389
Exide Technologies*	10,836	9,179
Federal-Mogul Corp.*	3,192	23,876
Fuel Systems Solutions, Inc.*	840	13,196
Gentex Corp.	7,812	175,770
Gentherm, Inc.*	1,764	26,866
The Goodyear Tire & Rubber Co.*	2,520	31,487
Johnson Controls, Inc.	6,132	214,681
Lear Corp.	840	48,535
Modine Manufacturing Co.*	6,888	62,956
Spartan Motors, Inc.	1,764	9,384
Standard Motor Products, Inc.	2,604	79,787
Stoneridge, Inc.*	4,200	31,794
Superior Industries International, Inc.	3,024	55,521
Tenneco, Inc.*	7,728	298,842
TRW Automotive Holdings Corp.*	840	50,459
Visteon Corp.*	6,888	404,946
		2,497,218
Automobiles – 0.3%
Ford Motor Co.	32,760	449,140
General Motors Co.*	6,132	189,111
Harley-Davidson, Inc.	2,436	133,127
Tesla Motors, Inc.*	588	31,746
Thor Industries, Inc.	2,856	105,929
Winnebago Industries, Inc.*	1,596	29,239
		938,292
Beverages – 1.3%
Beam, Inc.	1,596	103,277
The Boston Beer Co., Inc., Class A*	504	85,337
Brown-Forman Corp., Class B	1,344	94,752
Coca-Cola Bottling Co. Consolidated	252	15,498
The Coca-Cola Co.	39,312	1,664,077
Coca-Cola Enterprises, Inc.	2,940	107,692
Constellation Brands, Inc., Class A*	1,428	70,472

	Shares	Value
Beverages – (continued)
Dr Pepper Snapple Group, Inc.	2,184	$106,645
Molson Coors Brewing Co., Class B	1,428	73,685
Monster Beverage Corp.*	1,428	80,539
National Beverage Corp.	504	7,424
PepsiCo, Inc.	15,540	1,281,584
		3,690,982
Biotechnology – 2.4%
ACADIA Pharmaceuticals, Inc.*	4,032	51,972
Achillion Pharmaceuticals, Inc.*	3,864	29,135
Acorda Therapeutics, Inc.*	2,100	83,097
Affymax, Inc.*	1,848	1,663
Agenus, Inc.*	1,008	4,899
Alexion Pharmaceuticals, Inc.*	2,184	214,032
Alnylam Pharmaceuticals, Inc.*	2,352	56,330
AMAG Pharmaceuticals, Inc.*	1,092	24,079
Amgen, Inc.	7,812	814,088
Amicus Therapeutics, Inc.*	1,008	3,276
Arena Pharmaceuticals, Inc.*	11,424	94,134
Ariad Pharmaceuticals, Inc.*	4,368	78,056
Arqule, Inc.*	504	1,487
Array BioPharma, Inc.*	4,620	27,489
Astex Pharmaceuticals*	6,552	45,078
AVEO Pharmaceuticals, Inc.*	2,268	11,589
BioCryst Pharmaceuticals, Inc.*	2,772	5,572
Biogen Idec, Inc.*	2,436	533,313
BioMarin Pharmaceutical, Inc.*	1,092	71,635
Celgene Corp.*	4,452	525,648
Celldex Therapeutics, Inc.*	3,696	48,233
Celsion Corp.*	1,092	913
Cepheid, Inc.*	3,528	134,523
Chelsea Therapeutics International Ltd.*	3,864	7,496
Cubist Pharmaceuticals, Inc.*	3,696	169,720
Curis, Inc.*	4,032	15,120
Cytori Therapeutics, Inc.*	2,604	7,317
Dendreon Corp.*	20,076	94,558
Dyax Corp.*	6,972	19,173
Dynavax Technologies Corp.*	8,316	19,543
Emergent Biosolutions, Inc.*	1,260	19,328
Exact Sciences Corp.*	2,772	25,890
Exelixis, Inc.*	8,988	46,648
Galena Biopharma, Inc.*	1,596	4,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Genomic Health, Inc.*	924	$28,053
Geron Corp.*	6,888	8,059
Gilead Sciences, Inc.*	15,624	791,199
GTx, Inc.*	4,452	20,568
Halozyme Therapeutics, Inc.*	4,536	27,397
Idenix Pharmaceuticals, Inc.*	5,376	19,891
ImmunoCellular Therapeutics Ltd.*	2,604	6,562
ImmunoGen, Inc.*	4,956	79,395
Immunomedics, Inc.*	3,528	9,032
Incyte Corp. Ltd.*	7,644	169,315
Infinity Pharmaceuticals, Inc.*	2,436	104,967
InterMune, Inc.*	3,696	34,484
Ironwood Pharmaceuticals, Inc.*	4,116	62,604
Isis Pharmaceuticals, Inc.*	4,956	110,965
Keryx Biopharmaceuticals, Inc.*	4,620	37,653
Lexicon Pharmaceuticals, Inc.*	25,284	50,062
Ligand Pharmaceuticals, Inc., Class B*	1,428	39,013
MannKind Corp.*	6,552	25,880
Maxygen, Inc.	924	2,218
Medivation, Inc.*	1,008	53,132
Merrimack Pharmaceuticals, Inc.*	756	3,720
Momenta Pharmaceuticals, Inc.*	2,184	26,907
Myriad Genetics, Inc.*	4,788	133,346
Nanosphere, Inc.*	588	1,629
Neostem, Inc.*	7,056	3,528
Neurocrine Biosciences, Inc.*	3,444	39,744
NewLink Genetics Corp.*	1,260	17,564
Novavax, Inc.*	5,124	12,041
NPS Pharmaceuticals, Inc.*	4,536	60,918
OncoGenex Pharmaceutical, Inc.*	672	6,807
Oncothyreon, Inc.*	2,604	6,536
Onyx Pharmaceuticals, Inc.*	672	63,706
Opko Health, Inc.*	8,148	54,266
Orexigen Therapeutics, Inc.*	4,620	28,090
Osiris Therapeutics, Inc.*	420	4,712
PDL BioPharma, Inc.	17,808	137,834
Peregrine Pharmaceuticals, Inc.*	4,956	6,889
Pharmacyclics, Inc.*	1,092	88,998
Pluristem Therapeutics, Inc.*	1,344	4,274
Progenics Pharmaceuticals, Inc.*	2,604	11,978
Protalix BioTherapeutics, Inc.*	3,444	19,527
Raptor Pharmaceutical Corp.*	1,764	12,172
Regeneron Pharmaceuticals, Inc.*	756	162,646
Rigel Pharmaceuticals, Inc.*	3,696	17,704

	Shares	Value
Biotechnology – (continued)
Sangamo Biosciences, Inc.*	3,276	$33,350
Sarepta Therapeutics, Inc.*	1,848	53,666
Savient Pharmaceuticals, Inc.*	3,696	2,758
Seattle Genetics, Inc.*	2,772	102,425
SIGA Technologies, Inc.*	2,100	6,930
Spectrum Pharmaceuticals, Inc.	2,436	18,051
StemCells, Inc.*	924	1,562
Synageva BioPharma Corp.*	420	21,710
Synta Pharmaceuticals Corp.*	1,764	18,081
Targacept, Inc.*	1,764	8,132
Theravance, Inc.*	3,780	127,575
Threshold Pharmaceuticals, Inc.*	2,184	10,527
Trius Therapeutics, Inc.*	1,260	8,782
United Therapeutics Corp.*	2,520	168,286
Vertex Pharmaceuticals, Inc.*	2,184	167,775
Vical, Inc.*	3,528	13,018
Zalicus, Inc.*	8,400	4,915
ZIOPHARM Oncology, Inc.*	3,108	5,221
		6,668,364
Building Products – 0.4%
A.O. Smith Corp.	2,016	152,067
AAON, Inc.	1,092	31,024
American Woodmark Corp.*	1,008	33,919
Apogee Enterprises, Inc.	1,512	38,526
Armstrong World Industries, Inc.*	672	34,299
Builders FirstSource, Inc.*	1,344	8,319
Fortune Brands Home & Security, Inc.*	1,932	70,305
Gibraltar Industries, Inc.*	1,596	29,845
Griffon Corp.	5,208	53,642
Lennox International, Inc.	2,688	166,656
Masco Corp.	3,696	71,850
NCI Building Systems, Inc.*	1,092	18,695
Nortek, Inc.*	672	48,290
Owens Corning*	1,176	49,463
Quanex Building Products Corp.	1,932	31,434
Simpson Manufacturing Co., Inc.	2,100	60,354
Trex Co., Inc.*	756	36,802
Universal Forest Products, Inc.	1,008	38,909
USG Corp.*	2,016	52,396
		1,026,795

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – 1.6%
Affiliated Managers Group, Inc.*	504	$78,463
Ameriprise Financial, Inc.	1,848	137,731
Arlington Asset Investment Corp., Class A	924	25,031
Artio Global Investors, Inc.	9,576	26,238
The Bank of New York Mellon Corp.	9,492	267,864
BGC Partners, Inc., Class A	13,356	76,396
BlackRock, Inc.	1,260	335,790
Calamos Asset Management, Inc., Class A	2,268	25,742
The Charles Schwab Corp.	12,012	203,724
Cohen & Steers, Inc.	1,092	43,145
Cowen Group, Inc., Class A*	11,592	29,676
Diamond Hill Investment Group, Inc.	168	12,682
E*TRADE Financial Corp.*	14,028	144,348
Eaton Vance Corp.	1,176	46,899
Evercore Partners, Inc., Class A	1,428	53,907
Federated Investors, Inc., Class B	4,704	108,004
Financial Engines, Inc.	2,184	79,432
Franklin Resources, Inc.	1,512	233,846
FXCM, Inc., Class A	2,520	34,146
GAMCO Investors, Inc., Class A	252	13,230
GFI Group, Inc.	10,332	41,431
The Goldman Sachs Group, Inc.	3,528	515,335
Greenhill & Co., Inc.	1,512	69,839
HFF, Inc., Class A	1,596	33,436
ICG Group, Inc.*	1,932	22,933
INTL FCStone, Inc.*	2,016	34,514
Invesco Ltd.	4,368	138,640
Investment Technology Group, Inc.*	5,208	56,715
Janus Capital Group, Inc.	23,688	211,297
Knight Capital Group, Inc., Class A*	36,540	129,352
Legg Mason, Inc.	1,176	37,467
LPL Financial Holdings, Inc.	336	11,612
Manning & Napier, Inc.	840	14,708
Medallion Financial Corp.	1,176	17,569
Morgan Stanley	11,508	254,902
Northern Trust Corp.‡	2,184	117,761

	Shares	Value
Capital Markets – (continued)
Piper Jaffray Cos.*	2,436	$82,239
Raymond James Financial, Inc.	756	31,314
Safeguard Scientifics, Inc.*	2,520	40,673
SEI Investments Co.	1,512	43,334
State Street Corp.	3,612	211,194
Stifel Financial Corp.*	3,192	102,847
SWS Group, Inc.*	4,116	23,420
T Rowe Price Group, Inc.	2,604	188,790
TD Ameritrade Holding Corp.	2,268	45,156
Virtus Investment Partners, Inc.*	336	64,176
Waddell & Reed Financial, Inc., Class A	840	36,011
Walter Investment Management Corp.*	2,016	67,657
		4,620,616
Chemicals – 2.5%
A Schulman, Inc.	3,612	93,804
ADA-ES, Inc.*	420	11,596
Air Products & Chemicals, Inc.	2,100	182,616
Airgas, Inc.	672	64,949
Albemarle Corp.	924	56,595
American Vanguard Corp.	1,176	33,916
Arabian American Development Co.*	420	3,196
Ashland, Inc.	588	50,103
Axiall Corp.	9,156	480,232
Balchem Corp.	1,596	69,171
Cabot Corp.	7,560	283,954
Calgon Carbon Corp.*	3,108	52,960
Celanese Corp.	1,092	53,956
CF Industries Holdings, Inc.	504	94,001
Chemtura Corp.*	12,852	273,233
Cytec Industries, Inc.	1,176	85,683
The Dow Chemical Co.	10,332	350,358
E.I. du Pont de Nemours & Co.	9,156	499,094
Eastman Chemical Co.	1,596	106,373
Ecolab, Inc.	3,024	255,891
Ferro Corp.*	9,912	69,780
Flotek Industries, Inc.*	2,688	43,116
FMC Corp.	1,344	81,581
FutureFuel Corp.	1,176	14,406
Hawkins, Inc.	504	18,744
HB Fuller Co.	2,352	89,141

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Huntsman Corp.	1,596	$30,101
Innophos Holdings, Inc.	2,688	137,921
Innospec, Inc.	2,688	118,299
International Flavors & Fragrances, Inc.	588	45,388
Intrepid Potash, Inc.	2,688	49,486
Koppers Holdings, Inc.	2,436	106,965
Kraton Performance Polymers, Inc.*	2,772	62,952
Kronos Worldwide, Inc.	2,436	43,068
Landec Corp.*	1,680	22,529
LSB Industries, Inc.*	1,932	63,099
Minerals Technologies, Inc.	1,680	68,258
Monsanto Co.	5,460	583,237
The Mosaic Co.	2,604	160,380
NewMarket Corp.	84	22,571
Olin Corp.	10,668	257,846
OM Group, Inc.*	4,200	102,774
Omnova Solutions, Inc.*	5,628	37,539
PolyOne Corp.	7,220	162,667
PPG Industries, Inc.	1,596	234,835
Praxair, Inc.	3,024	345,643
Quaker Chemical Corp.	1,596	98,505
Rockwood Holdings, Inc.	756	49,057
RPM International, Inc.	1,092	35,381
The Scotts Miracle-Gro Co., Class A	420	19,047
Sensient Technologies Corp.	2,688	105,773
The Sherwin-Williams Co.	924	169,194
Sigma-Aldrich Corp.	924	72,710
Stepan Co.	1,764	100,442
Tredegar Corp.	2,940	87,024
Tronox Ltd., Class A	1,260	25,880
The Valspar Corp.	840	53,609
W.R. Grace & Co.*	504	38,863
Westlake Chemical Corp.	252	20,951
Zep, Inc.	1,260	19,152
Zoltek Cos., Inc.*	1,596	21,083
		6,990,678
Commercial Banks – 4.4%
1st Source Corp.	1,260	29,648
Ameris Bancorp*	2,688	37,283

	Shares	Value
Commercial Banks – (continued)
Arrow Financial Corp.	588	$14,224
Associated Banc-Corp	21,588	308,061
Bancfirst Corp.	924	38,660
Bancorp Inc./DE*	1,764	22,932
BancorpSouth, Inc.	4,116	65,856
Bank of Hawaii Corp.	2,940	140,209
Bank of the Ozarks, Inc.	2,016	82,515
BankUnited, Inc.	2,604	66,011
Banner Corp.	1,764	57,630
BB&T Corp.	6,468	199,020
BBCN Bancorp, Inc.	9,912	127,667
BOK Financial Corp.	168	10,498
Boston Private Financial Holdings, Inc.	4,116	39,678
Bryn Mawr Bank Corp.	1,428	33,172
Capital Bank Financial Corp., Class A*	1,344	24,017
CapitalSource, Inc.	24,528	219,526
Cardinal Financial Corp.	1,512	23,058
Cathay General Bancorp	4,116	81,126
Central Pacific Financial Corp.*	1,848	31,120
Chemical Financial Corp.	3,192	79,162
CIT Group, Inc.*	2,016	85,700
City Holding Co.	1,596	60,935
City National Corp./CA	1,260	72,110
CoBiz Financial, Inc.	3,948	33,795
Columbia Banking Systems, Inc.	2,016	43,284
Comerica, Inc.	1,512	54,810
Commerce Bancshares, Inc./MO	588	23,585
Community Bank System, Inc.	4,620	132,317
Community Trust Bancorp, Inc.	1,764	61,070
Cullen/Frost Bankers, Inc.	504	30,447
CVB Financial Corp.	11,592	126,005
Eagle Bancorp, Inc.*	1,008	23,315
East West Bancorp, Inc.	1,512	36,787
Enterprise Financial Services Corp.	2,436	35,030
Fifth Third Bancorp	7,728	131,608
Financial Institutions, Inc.	1,764	33,745
First Busey Corp.	7,728	33,230
First California Financial Group, Inc.*	672	5,423
First Citizens BancShares, Inc./NC, Class A	756	140,934

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
First Commonwealth Financial Corp.	7,560	$54,054
First Community Bancshares, Inc./VA	2,016	31,268
First Connecticut Bancorp, Inc./CT	840	12,466
First Financial Bancorp	7,056	108,451
First Financial Bankshares, Inc.	1,680	83,009
First Financial Corp./IN	1,428	44,111
First Financial Holdings, Inc.	1,344	26,934
First Horizon National Corp.	13,776	143,270
First Interstate Bancsystem, Inc.	2,268	46,086
First Merchants Corp.	3,780	61,349
First Midwest Bancorp, Inc./IL	3,864	48,493
First Niagara Financial Group, Inc.	3,696	35,149
First Republic Bank/CA	756	28,713
FirstMerit Corp.	23,268	398,581
FNB Corp./PA	18,480	210,487
Fulton Financial Corp.	25,368	280,570
German American Bancorp, Inc.	2,100	44,772
Glacier Bancorp, Inc.	3,780	69,741
Great Southern Bancorp, Inc.	1,260	33,226
Hancock Holding Co.	1,260	34,360
Hanmi Financial Corp.*	2,184	33,699
Home BancShares, Inc./AR	1,344	53,384
Hudson Valley Holding Corp.	924	14,211
Huntington Bancshares, Inc./OH	6,720	48,182
Iberiabank Corp.	1,596	72,810
Independent Bank Corp./MA	2,688	83,436
International Bancshares Corp.	7,308	141,775
Investors Bancorp, Inc.	2,436	48,233
KeyCorp	6,636	66,161
Lakeland Bancorp, Inc.	2,772	26,500
Lakeland Financial Corp.	1,848	49,526
M&T Bank Corp.	1,008	101,002
MB Financial, Inc.	7,308	180,946
Mercantile Bank Corp.	1,764	29,476
National Bank Holdings Corp., Class A	1,428	25,790
National Penn Bancshares, Inc.	6,720	65,789
NBT Bancorp, Inc.	5,292	107,163
OFG Bancorp	5,712	91,792
Old National Bancorp/IN	13,524	164,722

	Shares	Value
Commercial Banks – (continued)
OmniAmerican Bancorp, Inc.*	756	$18,824
PacWest Bancorp	3,948	109,478
Park National Corp.	1,680	114,878
Park Sterling Corp.*	3,696	21,178
Peoples Bancorp, Inc./OH	1,092	22,255
Pinnacle Financial Partners, Inc.*	1,764	42,812
The PNC Financial Services Group, Inc.	4,368	296,500
PrivateBancorp, Inc.	3,360	64,445
Prosperity Bancshares, Inc.	2,436	111,910
Regions Financial Corp.	14,784	125,516
Renasant Corp.	3,192	72,841
Republic Bancorp, Inc./KY, Class A	1,260	27,972
S&T Bancorp, Inc.	3,528	66,573
Sandy Spring Bancorp, Inc.	3,108	63,652
SCBT Financial Corp.	756	36,114
Signature Bank/NY*	1,092	78,198
Simmons First National Corp., Class A	840	20,597
Southside Bancshares, Inc.	2,293	49,016
Southwest Bancorp, Inc./Stillwater OK*	420	5,552
State Bank Financial Corp.	2,688	39,540
StellarOne Corp.	1,176	17,628
Sterling Bancorp/NY	3,948	44,533
Sterling Financial Corp./WA	3,696	80,573
SunTrust Banks, Inc.	5,460	159,705
Susquehanna Bancshares, Inc.	23,184	270,557
SVB Financial Group*	2,520	179,197
SY Bancorp, Inc.	1,596	36,644
Synovus Financial Corp.	49,056	131,961
TCF Financial Corp.	21,336	310,439
Texas Capital Bancshares, Inc.*	1,932	80,487
Tompkins Financial Corp.	1,680	70,224
TowneBank/VA	1,512	21,637
Trustmark Corp.	8,568	210,344
U.S. Bancorp	16,464	547,922
UMB Financial Corp.	2,352	118,400
Umpqua Holdings Corp.	14,532	174,384
Union First Market Bankshares Corp.	2,856	54,007
United Bankshares, Inc./WV	6,552	165,831

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
United Community Banks, Inc./GA*	2,520	$27,594
Valley National Bancorp	11,424	102,702
Washington Trust Bancorp, Inc.	1,680	44,940
Webster Financial Corp.	10,668	249,311
Wells Fargo & Co.	41,160	1,563,257
WesBanco, Inc.	3,192	79,896
Westamerica Bancorp.	1,428	61,961
Western Alliance Bancorp*	4,284	63,018
Wilshire Bancorp, Inc.*	8,316	53,139
Wintrust Financial Corp.	1,848	66,269
Zions Bancorp.	1,680	41,362
		12,510,663
Commercial Services & Supplies – 1.4%
ABM Industries, Inc.	6,552	147,748
ACCO Brands Corp.*	14,952	100,926
Acorn Energy, Inc.	420	3,150
The ADT Corp.*	2,268	98,975
Avery Dennison Corp.	924	38,300
The Brink’s Co.	5,964	158,106
Casella Waste Systems, Inc., Class A*	1,848	8,057
Cenveo, Inc.*	7,392	15,080
Cintas Corp.	1,176	52,767
Clean Harbors, Inc.*	504	28,713
Consolidated Graphics, Inc.*	1,176	41,948
Copart, Inc.*	1,176	41,454
Covanta Holding Corp.	7,560	151,200
Deluxe Corp.	6,552	249,893
EnergySolutions, Inc.*	9,240	38,161
EnerNOC, Inc.*	2,436	42,679
Ennis, Inc.	3,276	50,352
G&K Services, Inc., Class A	1,008	47,366
Healthcare Services Group, Inc.	3,276	73,022
Heritage-Crystal Clean, Inc.*	420	6,531
Herman Miller, Inc.	7,476	187,573
HNI Corp.	2,604	89,656
InnerWorkings, Inc.*	1,512	15,226
Interface, Inc.	3,024	50,622
Intersections, Inc.	924	8,833
Iron Mountain, Inc.	1,428	54,064

	Shares	Value
Commercial Services & Supplies – (continued)
KAR Auction Services, Inc.	4,704	$105,228
Kimball International, Inc., Class B	420	3,860
Knoll, Inc.	6,300	98,028
McGrath RentCorp	1,260	39,136
Metalico, Inc.*	7,476	11,139
Mine Safety Appliances Co.	1,680	80,640
Mobile Mini, Inc.*	2,016	56,710
Multi-Color Corp.	1,680	43,445
Pitney Bowes, Inc.	1,344	18,372
Quad/Graphics, Inc.	2,940	61,446
R.R. Donnelley & Sons Co.	24,192	297,803
Republic Services, Inc.	2,352	80,156
Rollins, Inc.	756	18,386
Standard Parking Corp.*	840	18,052
Steelcase, Inc., Class A	11,340	144,018
Stericycle, Inc.*	840	90,989
Swisher Hygiene, Inc.*	7,896	11,528
Team, Inc.*	1,008	39,070
Tetra Tech, Inc.*	3,276	86,126
TMS International Corp., Class A*	1,680	24,259
Tyco International Ltd.	4,788	153,791
UniFirst Corp.	1,008	91,778
United Stationers, Inc.	5,376	174,559
US Ecology, Inc.	924	25,133
Viad Corp.	1,092	28,447
Waste Connections, Inc.	1,176	44,629
Waste Management, Inc.	4,284	175,558
		3,822,688
Communications Equipment – 1.7%
ADTRAN, Inc.	3,276	68,796
Anaren, Inc.*	1,008	23,597
ARRIS Group, Inc.*	6,804	112,334
Aruba Networks, Inc.*	6,216	139,798
Aviat Networks, Inc.*	2,940	9,408
Bel Fuse, Inc., Class B	672	9,892
Black Box Corp.	2,184	47,436
Brocade Communications Systems, Inc.*	59,472	346,127
CalAmp Corp.*	840	9,349
Calix, Inc.*	2,100	17,913
Ciena Corp.*	5,208	77,912
Cisco Systems, Inc.	44,436	929,601
Comtech Telecommunications Corp.	1,092	26,874

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Digi International, Inc.*	1,344	$12,257
EchoStar Corp., Class A*	2,184	85,766
Emulex Corp.*	11,424	68,544
Extreme Networks*	10,836	36,084
F5 Networks, Inc.*	840	64,201
Finisar Corp.*	4,872	62,556
Globecomm Systems, Inc.*	1,176	14,406
Harmonic, Inc.*	13,944	79,202
Harris Corp.	1,008	46,570
Infinera Corp.*	5,544	46,680
InterDigital, Inc.	2,352	104,452
Ixia*	2,604	42,888
JDS Uniphase Corp.*	13,272	179,172
Juniper Networks, Inc.*	4,956	82,022
KVH Industries, Inc.*	420	5,548
Loral Space & Communications, Inc.	1,008	62,012
Motorola Solutions, Inc.	2,940	168,168
NETGEAR, Inc.*	1,932	57,554
Oclaro, Inc.*	9,408	12,795
Oplink Communications, Inc.*	1,092	17,931
Palo Alto Networks, Inc.*	168	9,089
Parkervision, Inc.*	3,192	12,736
Plantronics, Inc.	2,436	106,745
Polycom, Inc.*	10,332	108,486
Procera Networks, Inc.*	840	9,316
QUALCOMM, Inc.	17,556	1,081,801
Riverbed Technology, Inc.*	1,596	23,717
ShoreTel, Inc.*	2,604	9,400
Sonus Networks, Inc.*	16,296	34,222
Symmetricom, Inc.*	1,764	9,173
Tellabs, Inc.	44,436	91,982
Telular Corp.	588	7,509
Tessco Technologies, Inc.	420	8,585
Ubiquiti Networks, Inc.	504	7,787
ViaSat, Inc.*	2,016	97,716
		4,686,109
Computers & Peripherals – 2.4%
3D Systems Corp.*	4,116	157,396
Apple, Inc.	9,576	4,239,774
Avid Technology, Inc.*	4,368	28,785

	Shares	Value
Computers & Peripherals – (continued)
Cray, Inc.*	1,680	$35,549
Datalink Corp.*	1,848	20,679
Dell, Inc.	12,264	164,338
Diebold, Inc.	8,400	246,036
Electronics for Imaging, Inc.*	2,436	65,090
EMC Corp.*	21,672	486,103
Fusion-io, Inc.*	3,780	70,988
Hewlett-Packard Co.	16,380	337,428
Imation Corp.*	5,796	21,329
Immersion Corp.*	1,512	16,012
Intermec, Inc.*	2,688	26,450
Lexmark International, Inc., Class A	8,568	259,696
NCR Corp.*	1,260	34,360
NetApp, Inc.*	3,612	126,023
OCZ Technology Group, Inc.*	10,416	13,645
QLogic Corp.*	5,880	63,857
Quantum Corp.*	33,264	47,567
SanDisk Corp.*	2,352	123,339
Seagate Technology PLC	2,940	107,898
Silicon Graphics International Corp.*	1,848	24,024
STEC, Inc.*	5,208	18,905
Super Micro Computer, Inc.*	1,932	18,586
Synaptics, Inc.*	1,764	72,730
Western Digital Corp.	1,848	102,157
		6,928,744
Construction & Engineering – 0.5%
AECOM Technology Corp.*	13,692	398,026
Aegion Corp.*	2,016	42,457
Ameresco, Inc., Class A*	1,008	7,429
Argan, Inc.	672	11,894
Comfort Systems USA, Inc.	2,016	25,865
Dycom Industries, Inc.*	1,764	34,081
EMCOR Group, Inc.	5,208	194,779
Fluor Corp.	1,764	100,513
Furmanite Corp.*	1,932	12,268
Granite Construction, Inc.	1,848	51,134
Great Lakes Dredge & Dock Corp.	3,696	25,576
Jacobs Engineering Group, Inc.*	1,260	63,605
KBR, Inc.	1,092	32,847
Layne Christensen Co.*	1,932	39,471
MasTec, Inc.*	5,124	142,447

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Michael Baker Corp.	1,008	$24,545
MYR Group, Inc.*	1,092	24,898
Northwest Pipe Co.*	840	22,924
Orion Marine Group, Inc.*	3,108	28,469
Primoris Services Corp.	3,276	72,203
Quanta Services, Inc.*	2,100	57,708
Tutor Perini Corp.*	4,536	74,572
URS Corp.	588	25,825
		1,513,536
Construction Materials – 0.1%
Eagle Materials, Inc.	2,352	159,348
Headwaters, Inc.*	2,352	25,542
Martin Marietta Materials, Inc.	504	50,899
Texas Industries, Inc.*	1,260	80,237
Vulcan Materials Co.	1,176	58,659
		374,685
Consumer Finance – 0.8%
American Express Co.	9,156	626,362
Capital One Financial Corp.	4,704	271,797
Cash America International, Inc.	3,612	157,592
Credit Acceptance Corp.*	588	58,994
DFC Global Corp.*	6,300	85,050
Discover Financial Services	4,284	187,382
Encore Capital Group, Inc.*	2,604	74,188
Ezcorp, Inc., Class A*	5,796	97,952
First Cash Financial Services, Inc.*	1,512	77,823
Green Dot Corp., Class A*	2,352	36,950
Nelnet, Inc., Class A	3,108	105,672
Netspend Holdings, Inc.*	1,848	29,494
Portfolio Recovery Associates, Inc.*	1,260	154,665
SLM Corp.	4,032	83,261
World Acceptance Corp.*	1,932	171,677
		2,218,859
Containers & Packaging – 0.3%
AEP Industries, Inc.*	336	25,906
Aptargroup, Inc.	588	32,987
Ball Corp.	1,428	63,003
Bemis Co., Inc.	840	33,054
Boise, Inc.	12,768	102,016

	Shares	Value
Containers & Packaging – (continued)
Crown Holdings, Inc.*	1,176	$50,192
Graphic Packaging Holding Co.*	24,108	181,292
Greif, Inc., Class A	3,612	173,990
MeadWestvaco Corp.	1,344	46,341
Myers Industries, Inc.	1,932	28,632
Owens-Illinois, Inc.*	1,260	33,113
Packaging Corp of America	840	39,950
Rock Tenn Co., Class A	504	50,471
Sealed Air Corp.	1,344	29,729
Silgan Holdings, Inc.	504	24,126
Sonoco Products Co.	840	29,434
		944,236
Distributors – 0.1%
Core-Mark Holding Co., Inc.	1,428	74,313
Genuine Parts Co.	1,512	115,411
LKQ Corp.*	3,024	72,818
Pool Corp.	2,520	123,530
VOXX International Corp.*	3,024	28,819
		414,891
Diversified Consumer Services – 0.8%
American Public Education, Inc.*	924	30,982
Apollo Group, Inc., Class A*	13,356	245,350
Ascent Capital Group, Inc., Class A*	1,260	83,777
Bridgepoint Education, Inc.*	2,352	25,355
Capella Education Co.*	1,428	50,580
Career Education Corp.*	7,812	17,108
Carriage Services, Inc.	1,428	24,976
Coinstar, Inc.*	3,780	199,622
Corinthian Colleges, Inc.*	10,416	20,832
DeVry, Inc.	7,476	209,403
Education Management Corp.*	3,864	21,909
Grand Canyon Education, Inc.*	2,772	70,880
H&R Block, Inc.	2,352	65,244
Hillenbrand, Inc.	7,224	181,539
ITT Educational Services, Inc.*	2,268	41,527
K12, Inc.*	1,848	47,069
Lincoln Educational Services Corp.	2,856	15,908
Matthews International Corp., Class A	3,612	132,958
Regis Corp.	7,392	138,600

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
Service Corp. International	7,896	$133,284
Sotheby’s	3,696	131,134
Steiner Leisure Ltd.*	1,512	73,226
Stewart Enterprises, Inc., Class A	9,324	83,077
Strayer Education, Inc.	1,512	71,608
Universal Technical Institute, Inc.	1,176	13,959
Weight Watchers International, Inc.	336	14,169
		2,144,076
Diversified Financial Services – 1.9%
Bank of America Corp.	109,956	1,353,558
CBOE Holdings, Inc.	4,704	176,541
Citigroup, Inc.	25,284	1,179,751
CME Group, Inc.	3,024	184,041
Interactive Brokers Group, Inc., Class A	5,124	77,167
IntercontinentalExchange, Inc.*	756	123,175
JPMorgan Chase & Co.	31,668	1,552,049
Leucadia National Corp.	2,604	80,444
MarketAxess Holdings, Inc.	2,352	99,537
The McGraw-Hill Cos., Inc.	2,688	145,448
Moody’s Corp.	2,100	127,785
MSCI, Inc.*	1,176	40,102
The NASDAQ OMX Group, Inc.	1,092	32,192
NewStar Financial, Inc.*	1,680	20,076
NYSE Euronext	1,764	68,461
PHH Corp.*	7,140	150,511
PICO Holdings, Inc.*	1,176	25,519
		5,436,357
Diversified Telecommunication Services – 1.5%
8x8, Inc.*	3,360	24,293
Alaska Communications Systems Group, Inc.	4,704	7,620
AT&T, Inc.	45,780	1,714,919
Atlantic Tele-Network, Inc.	1,092	55,441
Cbeyond, Inc.*	1,596	14,013
CenturyLink, Inc.	5,040	189,353
Cincinnati Bell, Inc.*	13,608	47,900
Cogent Communications Group, Inc.	2,436	69,767

	Shares	Value
Diversified Telecommunication Services – (continued)
Consolidated Communications Holdings, Inc.	2,520	$46,444
Fairpoint Communications, Inc.*	1,932	15,726
Frontier Communications Corp.	8,988	37,390
General Communication, Inc., Class A*	1,848	17,944
IDT Corp., Class B	2,100	31,059
inContact, Inc.*	2,940	23,814
Iridium Communications, Inc.*	7,308	49,037
Level 3 Communications, Inc.*	1,596	32,127
Lumos Networks Corp.	1,932	26,063
Neutral Tandem, Inc.	5,040	15,019
Premiere Global Services, Inc.*	3,108	34,903
Primus Telecommunications Group, Inc.	2,184	27,453
Towerstream Corp.*	3,276	7,862
tw telecom inc*	1,512	40,945
Verizon Communications, Inc.	29,064	1,566,840
Vonage Holdings Corp.*	19,236	58,670
Windstream Corp.	4,200	35,784
		4,190,386
Electric Utilities – 2.0%
ALLETE, Inc.	4,452	228,610
American Electric Power Co., Inc.	3,780	194,405
Cleco Corp.	3,864	191,345
Duke Energy Corp.	7,644	574,829
Edison International	2,352	126,538
El Paso Electric Co.	4,956	185,652
The Empire District Electric Co.	5,376	124,024
Entergy Corp.	1,512	107,700
Exelon Corp.	7,476	280,425
FirstEnergy Corp.	3,696	172,234
Great Plains Energy, Inc.	1,092	26,350
Hawaiian Electric Industries, Inc.	12,180	344,694
IDACORP, Inc.	6,300	310,023
ITC Holdings Corp.	504	46,479
MGE Energy, Inc.	1,428	79,754
NextEra Energy, Inc.	4,368	358,307
Northeast Utilities	2,687	121,802
NV Energy, Inc.	1,848	39,972
OGE Energy Corp.	1,008	73,009
Otter Tail Corp.	1,932	60,278

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Pepco Holdings, Inc.	1,764	$39,866
Pinnacle West Capital Corp.	840	51,156
PNM Resources, Inc.	10,752	258,156
Portland General Electric Co.	9,576	308,826
PPL Corp.	4,536	151,412
The Southern Co.	9,576	461,850
UIL Holdings Corp.	6,468	269,328
Unitil Corp.	756	22,914
UNS Energy Corp.	4,872	248,277
Westar Energy, Inc.	924	32,303
Xcel Energy, Inc.	3,780	120,166
		5,610,684
Electrical Equipment – 1.0%
Acuity Brands, Inc.	2,268	165,473
American Superconductor Corp.*	4,536	11,385
AMETEK, Inc.	2,352	95,750
AZZ, Inc.	1,344	56,838
The Babcock & Wilcox Co.	1,176	31,987
Belden, Inc.	2,520	124,538
Brady Corp., Class A	5,964	202,060
Capstone Turbine Corp.*	13,524	11,903
Eaton Corp. PLC	4,368	268,239
Emerson Electric Co.	7,560	419,656
Encore Wire Corp.	1,008	33,012
EnerSys, Inc.*	5,964	273,390
Enphase Energy, Inc.*	1,260	8,870
Franklin Electric Co., Inc.	2,016	65,258
FuelCell Energy, Inc.*	5,964	6,262
Generac Holdings, Inc.	2,520	90,544
General Cable Corp.*	6,552	225,913
Global Power Equipment Group, Inc.	1,176	19,404
GrafTech International Ltd.*	8,484	60,915
Hubbell, Inc., Class B	504	48,364
II-VI, Inc.*	2,688	41,583
Polypore International, Inc.*	2,436	102,142
Powell Industries, Inc.*	504	24,817
Regal-Beloit Corp.	420	33,020
Rockwell Automation, Inc.	1,428	121,066
Roper Industries, Inc.	924	110,557

	Shares	Value
Electrical Equipment – (continued)
Sensata Technologies Holding N.V.*	1,260	$42,147
Thermon Group Holdings, Inc.*	840	16,464
		2,711,557
Electronic Equipment, Instruments & Components – 1.4%
Aeroflex Holding Corp.*	2,100	15,624
Amphenol Corp., Class A	1,764	133,217
Anixter International, Inc.	3,360	241,046
Arrow Electronics, Inc.*	924	36,249
Audience, Inc.*	672	9,939
Avnet, Inc.*	1,680	55,020
AVX Corp.	6,636	75,053
Badger Meter, Inc.	756	33,022
Benchmark Electronics, Inc.*	7,560	134,870
Checkpoint Systems, Inc.*	2,436	28,185
Cognex Corp.	1,848	73,366
Coherent, Inc.	1,260	70,472
Corning, Inc.	12,264	177,828
CTS Corp.	4,368	46,519
Daktronics, Inc.	2,016	20,140
Dolby Laboratories, Inc., Class A	504	16,556
DTS, Inc.*	1,008	16,914
Echelon Corp.*	2,940	6,497
Electro Rent Corp.	2,184	36,189
Electro Scientific Industries, Inc.	1,260	13,583
Fabrinet*	2,940	40,366
FARO Technologies, Inc.*	840	32,584
FEI Co.	2,100	134,148
Flextronics International Ltd.*	4,704	33,634
FLIR Systems, Inc.	2,856	69,429
Ingram Micro, Inc., Class A*	19,404	345,585
Insight Enterprises, Inc.*	5,544	100,457
InvenSense, Inc.*	1,680	15,658
IPG Photonics Corp.	252	16,047
Itron, Inc.*	5,124	203,167
Jabil Circuit, Inc.	1,512	26,914
Kemet Corp.*	6,636	41,342
Key Tronic Corp.*	504	5,695
Littelfuse, Inc.	1,260	87,973
Maxwell Technologies, Inc.*	1,680	10,248
Measurement Specialties, Inc.*	756	32,334
Mercury Systems, Inc.*	1,932	14,934

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Methode Electronics, Inc.	1,932	$27,782
Microvision, Inc.*	2,604	5,338
Molex, Inc.	504	13,895
MTS Systems Corp.	840	51,198
Multi-Fineline Electronix, Inc.*	1,176	17,922
National Instruments Corp.	924	25,253
Neonode, Inc.*	1,260	7,195
Newport Corp.*	2,100	31,815
OSI Systems, Inc.*	840	48,132
Park Electrochemical Corp.	924	22,056
Plexus Corp.*	4,368	117,805
Power-One, Inc.*	15,792	99,806
RealD, Inc.*	1,932	28,922
Rofin-Sinar Technologies, Inc.*	1,428	35,557
Rogers Corp.*	840	35,818
Sanmina Corp.*	10,584	133,570
ScanSource, Inc.*	3,276	94,906
SYNNEX Corp.*	3,276	113,350
Tech Data Corp.*	5,208	243,370
Trimble Navigation Ltd.*	2,520	72,425
TTM Technologies, Inc.*	6,384	46,156
Universal Display Corp.*	2,184	68,665
Vishay Intertechnology, Inc.*	17,556	246,486
Vishay Precision Group, Inc.*	672	9,630
Zygo Corp.*	1,008	15,080
		4,062,936
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc.*	420	20,601
Baker Hughes, Inc.	3,612	163,949
Basic Energy Services, Inc.*	3,948	54,206
Bristow Group, Inc.	1,848	116,794
C&J Energy Services, Inc.*	5,628	111,378
Cal Dive International, Inc.*	9,660	16,132
Cameron International Corp.*	2,604	160,276
CARBO Ceramics, Inc.	1,092	77,150
Core Laboratories NV	504	72,969
Dawson Geophysical Co.*	1,176	36,150
Diamond Offshore Drilling, Inc.	756	52,240
Dresser-Rand Group, Inc.*	840	46,712
Dril-Quip, Inc.*	336	28,127

	Shares	Value
Energy Equipment & Services – (continued)
Exterran Holdings, Inc.*	5,544	$146,472
FMC Technologies, Inc.*	2,268	123,152
Forum Energy Technologies, Inc.*	504	14,016
Geospace Technologies Corp.*	672	56,697
Global Geophysical Services, Inc.*	2,940	10,702
Gulf Island Fabrication, Inc.	840	17,270
Gulfmark Offshore, Inc., Class A	1,428	59,433
Halliburton Co.	7,392	316,156
Helix Energy Solutions Group, Inc.*	11,928	274,821
Helmerich & Payne, Inc.	924	54,165
Hercules Offshore, Inc.*	10,668	78,623
Hornbeck Offshore Services, Inc.*	1,680	75,466
ION Geophysical Corp.*	6,216	38,788
Key Energy Services, Inc.*	20,244	120,249
Lufkin Industries, Inc.	1,680	148,327
Matrix Service Co.*	2,688	40,401
McDermott International, Inc.*	31,164	332,831
Mitcham Industries, Inc.*	1,848	27,443
Nabors Industries Ltd.	2,436	36,028
National Oilwell Varco, Inc.	4,368	284,881
Natural Gas Services Group, Inc.*	672	13,568
Newpark Resources, Inc.*	10,920	114,660
Noble Corp.	2,352	88,200
Oceaneering International, Inc.	1,008	70,731
Oil States International, Inc.*	504	45,037
Pacific Drilling S.A.*	4,956	49,461
Parker Drilling Co.*	17,556	72,331
Patterson-UTI Energy, Inc.	19,152	403,916
PHI, Inc.*	1,344	37,323
Pioneer Energy Services Corp.*	8,400	59,220
Rowan Cos., PLC, Class A*	1,176	38,255
RPC, Inc.	9,240	122,338
Schlumberger Ltd.	13,524	1,006,591
SEACOR Holdings, Inc.	924	66,630
Superior Energy Services, Inc.*	2,352	64,892
Tesco Corp.*	3,864	47,141
TETRA Technologies, Inc.*	10,248	93,564
TGC Industries, Inc.	1,764	15,647
Tidewater, Inc.	6,300	330,435
Unit Corp.*	5,712	240,075
Willbros Group, Inc.*	5,712	54,264
		6,246,884

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – 1.8%
The Andersons, Inc.	2,352	$128,231
Casey’s General Stores, Inc.	1,848	107,018
The Chefs’ Warehouse, Inc*	924	16,992
Costco Wholesale Corp.	4,452	482,730
CVS Caremark Corp.	12,516	728,181
The Fresh Market, Inc.*	2,268	92,829
Harris Teeter Supermarkets, Inc.	6,804	284,339
Ingles Markets, Inc., Class A	1,176	25,072
The Kroger Co.	3,948	135,732
Nash Finch Co.	1,680	34,524
The Pantry, Inc.*	2,016	29,454
Pricesmart, Inc.	924	82,449
Rite Aid Corp.*	96,096	254,654
Roundy’s, Inc.	4,284	30,673
Safeway, Inc.	2,352	52,967
Spartan Stores, Inc.	2,940	49,333
SUPERVALU, Inc.	28,812	168,262
Susser Holdings Corp.*	1,176	62,528
Sysco Corp.	5,964	207,905
United Natural Foods, Inc.*	2,520	125,849
Village Super Market, Inc., Class A	756	26,611
Walgreen Co.	6,804	336,866
Wal-Mart Stores, Inc.	16,884	1,312,225
Weis Markets, Inc.	1,344	56,220
Whole Foods Market, Inc.	1,764	155,797
		4,987,441
Food Products – 1.6%
Amira Nature Foods Ltd.*	588	4,504
Annie’s, Inc.*	840	31,744
Archer-Daniels-Midland Co.	5,376	182,461
B&G Foods, Inc.	2,688	82,952
Boulder Brands, Inc.*	3,108	28,003
Bunge Ltd.	1,176	84,919
Calavo Growers, Inc.	840	23,822
Cal-Maine Foods, Inc.	1,512	64,532
Campbell Soup Co.	2,016	93,563
Chiquita Brands International, Inc.*	5,796	50,020
ConAgra Foods, Inc.	3,276	115,872
Darling International, Inc.*	14,952	276,762
Dean Foods Co.*	4,704	90,035

	Shares	Value
Food Products – (continued)
Diamond Foods, Inc.*	3,024	$45,602
Dole Food Co., Inc.*	4,452	47,904
Feihe International, Inc.*	1,596	11,683
Flowers Foods, Inc.	1,092	35,971
Fresh Del Monte Produce, Inc.	5,040	128,066
General Mills, Inc.	6,888	347,293
Green Mountain Coffee Roasters, Inc.*	1,176	67,502
H.J. Heinz Co.	3,276	237,248
The Hain Celestial Group, Inc.*	2,352	153,468
The Hershey Co.	1,596	142,299
Hillshire Brands Co.	1,092	39,214
Hormel Foods Corp.	1,428	58,934
Ingredion, Inc.	588	42,342
J&J Snack Foods Corp.	756	56,715
The JM Smucker Co.	1,176	121,398
John B Sanfilippo & Son, Inc.	588	12,336
Kellogg Co.	2,520	163,901
Lancaster Colony Corp.	1,008	79,561
McCormick & Co., Inc.	1,176	84,601
Mead Johnson Nutrition Co.	2,016	163,477
Mondelez International, Inc., Class A	17,892	562,703
Omega Protein Corp.*	2,436	22,679
Pilgrim’s Pride Corp.*	4,956	48,519
Sanderson Farms, Inc.	1,932	118,354
Seaboard Corp.	84	230,662
Seneca Foods Corp., Class A*	756	24,638
Smithfield Foods, Inc.*	1,260	32,256
Snyders-Lance, Inc.	3,276	82,490
Tootsie Roll Industries, Inc.	1,597	49,859
TreeHouse Foods, Inc.*	1,848	117,736
Tyson Foods, Inc., Class A	2,436	59,999
		4,518,599
Gas Utilities – 0.5%
AGL Resources, Inc.	1,092	47,884
Atmos Energy Corp.	672	29,817
Chesapeake Utilities Corp.	1,260	67,234
The Laclede Group, Inc.	2,436	113,786
National Fuel Gas Co.	756	47,416
New Jersey Resources Corp.	2,520	118,944
Northwest Natural Gas Co.	1,008	44,826

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
ONEOK, Inc.	1,512	$77,656
Piedmont Natural Gas Co., Inc.	3,780	130,145
Questar Corp.	1,764	44,788
South Jersey Industries, Inc.	1,596	98,473
Southwest Gas Corp.	3,864	195,789
UGI Corp.	840	34,423
WGL Holdings, Inc.	5,040	232,949
		1,284,130
Health Care Equipment & Supplies – 2.3%
Abaxis, Inc.	1,176	50,203
Abbott Laboratories	16,464	607,851
ABIOMED, Inc.*	1,764	32,581
Accuray, Inc.*	3,276	14,414
Alere, Inc.*	9,912	254,540
Align Technology, Inc.*	3,864	127,976
Analogic Corp.	672	53,411
AngioDynamics, Inc.*	1,764	17,869
Anika Therapeutics, Inc.*	252	3,364
Antares Pharma, Inc.*	5,124	19,420
ArthroCare Corp.*	1,428	49,480
AtriCure, Inc.*	672	5,605
Baxter International, Inc.	5,460	381,490
Becton Dickinson and Co.	2,604	245,557
Boston Scientific Corp.*	15,456	115,765
C.R. Bard, Inc.	756	75,116
Cantel Medical Corp.	1,008	31,863
Cardiovascular Systems, Inc.*	924	15,856
CareFusion Corp.*	2,268	75,842
Cerus Corp.*	3,276	17,428
Conceptus, Inc.*	1,344	41,677
CONMED Corp.	3,276	102,637
The Cooper Cos., Inc.	504	55,642
Covidien PLC	5,040	321,754
Cyberonics, Inc.*	1,512	65,651
Cynosure, Inc., Class A*	420	10,861
Delcath Systems, Inc.*	4,788	3,984
DENTSPLY International, Inc.	1,428	60,476
DexCom, Inc.*	3,864	63,408
Edwards Lifesciences Corp.*	1,092	69,659
Endologix, Inc.*	2,772	41,635
GenMark Diagnostics, Inc.*	1,344	20,899

	Shares	Value
Health Care Equipment & Supplies – (continued)
Greatbatch, Inc.*	2,940	$82,144
Haemonetics Corp.*	2,856	109,956
Hansen Medical, Inc.*	2,856	5,598
HeartWare International, Inc.*	588	57,154
Hill-Rom Holdings, Inc.	7,392	251,845
Hologic, Inc.*	2,688	54,755
ICU Medical, Inc.*	672	40,488
IDEXX Laboratories, Inc.*	588	51,721
Insulet Corp.*	2,184	55,124
Integra LifeSciences Holdings Corp.*	1,512	52,965
Intuitive Surgical, Inc.*	420	206,762
Invacare Corp.	3,696	49,711
MAKO Surgical Corp.*	1,932	20,460
Masimo Corp.	2,856	57,291
Medtronic, Inc.	10,584	494,061
MELA Sciences, Inc.*	2,352	2,893
Meridian Bioscience, Inc.	2,100	42,609
Merit Medical Systems, Inc.*	2,184	21,119
Natus Medical, Inc.*	1,512	18,915
Navidea Biopharmaceuticals, Inc.*	4,536	11,113
Neogen Corp.*	1,260	64,046
NuVasive, Inc.*	2,268	47,560
NxStage Medical, Inc.*	2,772	30,963
OraSure Technologies, Inc.*	2,688	11,988
Orthofix International N.V.*	1,008	32,659
Palomar Medical Technologies, Inc.*	924	12,520
PhotoMedex, Inc.*	1,176	19,169
Quidel Corp.*	1,512	33,748
ResMed, Inc.	1,596	76,640
Rockwell Medical Technologies, Inc.*	1,428	6,055
RTI Biologics, Inc.*	3,528	14,041
Sirona Dental Systems, Inc.*	588	43,242
Solta Medical, Inc.*	2,688	5,242
Spectranetics Corp.*	2,268	42,298
St. Jude Medical, Inc.	2,772	114,262
Staar Surgical Co.*	1,596	11,140
STERIS Corp.	2,856	118,781
Stryker Corp.	3,024	198,314
SurModics, Inc.*	840	22,218

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Symmetry Medical, Inc.*	4,368	$52,067
Synergetics USA, Inc.*	1,848	5,452
Teleflex, Inc.	3,444	269,080
Thoratec Corp.*	3,192	115,550
Tornier NV*	420	7,640
Unilife Corp.*	4,788	9,480
Varian Medical Systems, Inc.*	1,176	76,605
Vascular Solutions, Inc.*	1,176	18,710
Volcano Corp.*	2,688	54,540
West Pharmaceutical Services, Inc.	1,764	112,649
Wright Medical Group, Inc.*	2,100	49,224
Zeltiq Aesthetics, Inc.*	1,008	4,415
Zimmer Holdings, Inc.	1,764	134,858
		6,555,754
Health Care Providers & Services – 2.7%
Accretive Health, Inc.*	2,856	30,102
Aetna, Inc.	2,940	168,874
Air Methods Corp.	1,764	64,545
Almost Family, Inc.	1,008	19,898
Amedisys, Inc.*	3,780	37,951
AmerisourceBergen Corp.	1,848	100,014
AMN Healthcare Services, Inc.*	2,100	28,833
Amsurg Corp.*	2,352	78,933
Assisted Living Concepts, Inc., Class A	1,092	13,017
Bio-Reference Labs, Inc.*	1,260	32,130
BioScrip, Inc.*	2,856	39,584
Brookdale Senior Living, Inc.*	2,856	73,656
Capital Senior Living Corp.*	1,428	34,643
Cardinal Health, Inc.	3,528	156,008
Centene Corp.*	2,772	128,066
Chemed Corp.	1,848	150,834
Cigna Corp.	2,520	166,748
Community Health Systems, Inc.	11,592	528,247
Corvel Corp.*	252	11,962
Coventry Health Care, Inc.	1,176	58,271
Cross Country Healthcare, Inc.*	1,596	7,980
DaVita HealthCare Partners, Inc.*	924	109,633
Emeritus Corp.*	1,596	41,017
The Ensign Group, Inc.	2,184	76,156
ExamWorks Group, Inc.*	4,032	72,979

	Shares	Value
Health Care Providers & Services – (continued)
Express Scripts Holding Co.*	8,316	$493,721
Five Star Quality Care, Inc.*	6,552	30,991
Gentiva Health Services, Inc.*	3,948	41,415
Hanger, Inc.*	1,932	58,714
HCA Holdings, Inc.	1,344	53,612
Health Management Associates, Inc., Class A*	33,852	388,960
Health Net, Inc.*	4,284	125,950
HealthSouth Corp.*	5,292	145,530
Healthways, Inc.*	4,368	60,672
Henry Schein, Inc.*	924	83,530
Humana, Inc.	1,176	87,153
IPC The Hospitalist Co., Inc.*	840	38,321
Kindred Healthcare, Inc.*	6,804	71,374
Laboratory Corp of America Holdings*	1,008	94,107
Landauer, Inc.	504	28,158
LHC Group, Inc.*	2,436	52,910
LifePoint Hospitals, Inc.*	6,048	290,304
Magellan Health Services, Inc.*	3,696	189,087
McKesson Corp.	2,520	266,666
MEDNAX, Inc.*	504	44,720
Molina Healthcare, Inc.*	3,528	117,130
MWI Veterinary Supply, Inc.*	672	79,101
National Healthcare Corp.	1,344	62,402
Omnicare, Inc.	924	40,443
Owens & Minor, Inc.	8,148	265,380
Patterson Cos., Inc.	1,008	38,254
PharMerica Corp.*	3,780	48,724
The Providence Service Corp.*	1,848	32,358
Quest Diagnostics, Inc.	1,260	70,976
Select Medical Holdings Corp.	5,208	42,966
Skilled Healthcare Group, Inc., Class A*	2,688	18,924
Team Health Holdings, Inc.*	1,512	56,367
Tenet Healthcare Corp.*	13,608	617,259
U.S. Physical Therapy, Inc.	588	14,030
UnitedHealth Group, Inc.	8,484	508,446
Universal American Corp.	5,376	45,965
Universal Health Services, Inc., Class B	672	44,748
Vanguard Health Systems, Inc.*	5,880	86,024
VCA Antech, Inc.*	4,536	109,318

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
WellCare Health Plans, Inc.*	5,712	$333,067
WellPoint, Inc.	2,520	183,758
		7,691,616
Health Care Technology – 0.3%
Allscripts Healthcare Solutions, Inc.*	9,408	130,207
athenahealth, Inc.*	1,848	177,888
Cerner Corp.*	1,428	138,188
Computer Programs & Systems, Inc.	588	30,846
Greenway Medical Technologies*	252	3,394
HealthStream, Inc.*	1,092	25,072
HMS Holdings Corp.*	4,704	118,588
MedAssets, Inc.*	4,200	78,666
Medidata Solutions, Inc.*	1,344	89,188
Merge Healthcare, Inc.*	3,108	9,697
Omnicell, Inc.*	1,764	31,787
Quality Systems, Inc.	2,016	36,026
Vocera Communications, Inc.*	252	4,990
		874,537
Hotels, Restaurants & Leisure – 2.2%
AFC Enterprises, Inc.*	1,260	40,169
Ameristar Casinos, Inc.	4,116	108,621
Bally Technologies, Inc.*	2,352	125,315
Biglari Holdings, Inc.*	84	32,531
BJ’s Restaurants, Inc.*	1,260	43,218
Bob Evans Farms, Inc.	3,612	156,544
Boyd Gaming Corp.*	7,812	93,744
Bravo Brio Restaurant Group, Inc.*	924	15,708
Brinker International, Inc.	4,620	179,718
Buffalo Wild Wings, Inc.*	924	83,160
Caesars Entertainment Corp.*	3,024	48,112
Carnival Corp.	4,200	144,942
Carrols Restaurant Group, Inc.*	1,680	7,980
CEC Entertainment, Inc.	2,352	78,486
The Cheesecake Factory, Inc.	2,856	113,726
Chipotle Mexican Grill, Inc.*	336	122,032
Choice Hotels International, Inc.	1,428	55,778
Churchill Downs, Inc.	672	51,381
Chuy’s Holdings, Inc.*	1,848	60,430

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Cracker Barrel Old Country Store, Inc.	2,940	$243,256
Darden Restaurants, Inc.	840	43,369
Denny’s Corp.*	12,348	70,013
DineEquity, Inc.	1,176	83,778
Domino’s Pizza, Inc.	3,024	166,925
Dunkin’ Brands Group, Inc.	1,512	58,681
Einstein Noah Restaurant Group, Inc.	672	9,683
Hyatt Hotels Corp., Class A*	420	17,926
Ignite Restaurant Group, Inc.*	672	11,720
International Game Technology	2,856	48,409
International Speedway Corp., Class A	1,428	46,938
Interval Leisure Group, Inc.	2,100	40,026
Isle of Capri Casinos, Inc.*	1,260	9,652
Jack in the Box, Inc.*	2,352	84,319
Krispy Kreme Doughnuts, Inc.*	3,108	42,455
Las Vegas Sands Corp.	3,360	189,000
Life Time Fitness, Inc.*	2,100	96,978
Marcus Corp.	2,016	25,885
Marriott International, Inc., Class A	3,024	130,213
Marriott Vacations Worldwide Corp.*	2,016	91,688
McDonald’s Corp.	10,080	1,029,571
MGM Resorts International*	2,940	41,513
Morgans Hotel Group Co.*	1,596	9,783
Multimedia Games Holding Co., Inc.*	1,512	37,286
Orient-Express Hotels Ltd., Class A*	4,872	49,207
Panera Bread Co., Class A*	336	59,549
Papa John’s International, Inc.*	1,008	63,504
Penn National Gaming, Inc.*	672	39,346
Pinnacle Entertainment, Inc.*	3,276	62,441
Red Robin Gourmet Burgers, Inc.*	756	36,568
Royal Caribbean Cruises Ltd.	1,092	39,891
Ruby Tuesday, Inc.*	7,980	76,927
Ruth’s Hospitality Group, Inc.*	1,848	18,314
Scientific Games Corp., Class A*	3,192	28,345
SHFL Entertainment, Inc.*	2,772	43,798
Six Flags Entertainment Corp.	1,428	104,058
Sonic Corp.*	3,192	39,996
Speedway Motorsports, Inc.	1,680	30,290

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Starbucks Corp.	7,308	$444,619
Starwood Hotels & Resorts Worldwide, Inc.	2,016	130,072
Texas Roadhouse, Inc.	3,276	76,986
Town Sports International Holdings, Inc.	1,092	10,996
Vail Resorts, Inc.	1,932	116,500
The Wendy’s Co.	16,380	93,202
WMS Industries, Inc.*	2,856	72,485
Wyndham Worldwide Corp.	1,260	75,701
Wynn Resorts Ltd.	756	103,799
Yum! Brands, Inc.	4,620	314,714
		6,321,970
Household Durables – 0.7%
American Greetings Corp., Class A	3,696	68,154
Bassett Furniture Industries, Inc.	168	2,357
Beazer Homes USA, Inc.*	2,184	35,293
Blyth, Inc.	1,260	20,765
Cavco Industries, Inc.*	336	15,328
DR Horton, Inc.	2,856	74,485
Ethan Allen Interiors, Inc.	1,428	41,812
Garmin Ltd.	1,176	41,254
Harman International Industries, Inc.	588	26,290
Helen of Troy Ltd.*	4,200	146,496
Hovnanian Enterprises, Inc., Class A*	4,284	23,348
iRobot Corp.*	1,344	39,097
Jarden Corp.*	878	39,519
KB Home	5,292	119,282
La-Z-Boy, Inc.	2,772	50,062
Leggett & Platt, Inc.	1,428	46,039
Lennar Corp., Class A	1,596	65,787
Libbey, Inc.*	1,596	30,915
M/I Homes, Inc.*	1,596	39,262
MDC Holdings, Inc.	2,352	88,435
Meritage Homes Corp.*	1,428	69,672
Mohawk Industries, Inc.*	588	65,197
NACCO Industries, Inc., Class A	672	38,989
Newell Rubbermaid, Inc.	2,268	59,739
NVR, Inc.*	84	86,520

	Shares	Value
Household Durables – (continued)
PulteGroup, Inc.*	4,116	$86,395
The Ryland Group, Inc.	2,352	105,981
Skullcandy, Inc.*	924	4,749
Standard Pacific Corp.*	5,628	50,933
Tempur-Pedic International, Inc.*	3,192	154,812
Toll Brothers, Inc.*	1,512	51,877
Tupperware Brands Corp.	588	47,216
Universal Electronics, Inc.*	2,016	46,328
Whirlpool Corp.	588	67,197
Zagg, Inc.*	2,520	17,060
		1,966,645
Household Products – 1.2%
Central Garden and Pet Co., Class A*	3,192	28,090
Church & Dwight Co., Inc.	1,428	91,235
The Clorox Co.	1,344	115,920
Colgate-Palmolive Co.	4,620	551,674
Energizer Holdings, Inc.	588	56,795
Kimberly-Clark Corp.	3,612	372,722
The Procter & Gamble Co.	27,636	2,121,616
Spectrum Brands Holdings, Inc.	1,680	94,080
WD-40 Co.	756	40,771
		3,472,903
Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	4,788	66,362
Calpine Corp.*	3,696	80,314
Dynegy, Inc.*	5,040	124,538
NRG Energy, Inc.	3,360	93,643
Ormat Technologies, Inc.	924	20,088
		384,945
Industrial Conglomerates – 1.1%
3M Co.	6,384	668,469
Carlisle Cos., Inc.	672	43,592
Danaher Corp.	6,132	373,684
General Electric Co.	86,268	1,922,914
Raven Industries, Inc.	1,764	59,182
		3,067,841
Insurance – 4.6%
ACE Ltd.	2,688	239,608
Aflac, Inc.	3,696	201,210

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Alleghany Corp.*	168	$66,148
Allied World Assurance Co. Holdings AG	336	30,512
The Allstate Corp.	4,704	231,719
American Equity Investment Life Holding Co.	7,644	116,495
American Financial Group, Inc./OH	672	32,437
American International Group, Inc.*	11,928	494,058
American National Insurance Co.	1,176	110,579
American Safety Insurance Holdings Ltd.*	1,092	26,295
AMERISAFE, Inc.	1,092	35,665
Amtrust Financial Services, Inc.	3,276	103,718
Aon PLC	3,360	202,776
Arch Capital Group Ltd.*	1,344	71,313
Argo Group International Holdings Ltd.	3,948	163,645
Arthur J Gallagher & Co.	1,092	46,355
Aspen Insurance Holdings Ltd.	8,820	336,836
Assurant, Inc.	756	35,940
Assured Guaranty Ltd.	25,368	523,342
Axis Capital Holdings Ltd.	1,092	48,736
Berkshire Hathaway, Inc., Class B*	18,144	1,929,070
Brown & Brown, Inc.	1,176	36,444
The Chubb Corp.	2,772	244,130
Cincinnati Financial Corp.	1,512	73,952
Citizens, Inc./TX*	2,100	13,734
CNA Financial Corp.	168	5,663
CNO Financial Group, Inc.	30,240	342,317
eHealth, Inc.*	1,092	22,867
Employers Holdings, Inc.	1,932	43,760
Endurance Specialty Holdings Ltd.	5,376	263,263
Enstar Group Ltd.*	1,092	138,782
Erie Indemnity Co., Class A	252	20,052
Everest Re Group Ltd.	420	56,696
FBL Financial Group, Inc., Class A	1,764	69,343
Fidelity National Financial, Inc., Class A	1,764	47,363
First American Financial Corp.	13,356	357,540
Genworth Financial, Inc., Class A*	3,780	37,913

	Shares	Value
Insurance – (continued)
Greenlight Capital Re Ltd., Class A*	3,696	$90,959
The Hanover Insurance Group, Inc.	5,628	283,820
Hartford Financial Services Group, Inc.	3,612	101,461
HCC Insurance Holdings, Inc.	840	35,784
Hilltop Holdings, Inc.*	2,184	29,244
Homeowners Choice, Inc.	1,008	26,752
Horace Mann Educators Corp.	5,040	113,652
Infinity Property & Casualty Corp.	672	38,129
Kemper Corp.	7,224	230,157
Lincoln National Corp.	2,184	74,278
Loews Corp.	3,612	161,348
Maiden Holdings Ltd.	7,896	81,566
Markel Corp.*	84	45,045
Marsh & McLennan Cos., Inc.	5,964	226,692
MBIA, Inc.*	8,232	77,875
Meadowbrook Insurance Group, Inc.	6,720	52,282
Mercury General Corp.	4,704	215,020
MetLife, Inc.	8,988	350,442
Montpelier Re Holdings Ltd.	6,888	177,435
National Financial Partners Corp.*	4,872	123,456
National Interstate Corp.	672	19,522
National Western Life Insurance Co., Class A	336	61,360
The Navigators Group, Inc.*	672	38,895
Old Republic International Corp.	19,824	267,624
OneBeacon Insurance Group Ltd., Class A	2,688	36,530
PartnerRe Ltd.	504	47,547
The Phoenix Cos, Inc.*	924	26,898
Platinum Underwriters Holdings Ltd.	4,620	262,185
Primerica, Inc.	4,956	168,306
Principal Financial Group, Inc.	2,352	84,907
ProAssurance Corp.	3,024	148,146
The Progressive Corp.	6,048	152,954
Protective Life Corp.	9,828	374,054
Prudential Financial, Inc.	3,696	223,312
Reinsurance Group of America, Inc.	588	36,779
RenaissanceRe Holdings Ltd.	420	39,434
RLI Corp.	840	60,354
Safety Insurance Group, Inc.	1,680	83,446

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Selective Insurance Group, Inc.	5,880	$137,768
StanCorp Financial Group, Inc.	5,628	243,017
State Auto Financial Corp.	2,016	35,038
Stewart Information Services Corp.	2,100	56,847
Symetra Financial Corp.	9,828	133,956
Torchmark Corp.	840	52,139
Tower Group International Ltd.	5,044	95,427
The Travelers Cos., Inc.	3,276	279,803
United Fire Group, Inc.	1,596	44,624
Unum Group	2,184	60,912
Validus Holdings Ltd.	1,848	71,351
W.R. Berkley Corp.	1,008	43,767
White Mountains Insurance Group Ltd.	84	48,578
Willis Group Holdings PLC	1,680	66,662
XL Group PLC	2,352	73,241
		12,931,056
Internet & Catalog Retail – 0.7%
Amazon.com, Inc.*	3,612	916,762
Blue Nile, Inc.*	756	24,668
Expedia, Inc.	1,008	56,287
Groupon, Inc.*	2,520	15,372
HomeAway, Inc.*	1,680	51,324
HSN, Inc.	1,092	57,417
Liberty Interactive Corp., Class A*	5,796	123,397
Netflix, Inc.*	588	127,049
Nutrisystem, Inc.	2,436	19,732
Orbitz Worldwide, Inc.*	1,344	8,037
Overstock.com, Inc.*	588	12,230
PetMed Express, Inc.	840	10,500
priceline.com, Inc.*	504	350,779
Shutterfly, Inc.*	1,596	71,070
TripAdvisor, Inc.*	1,428	75,084
Valuevision Media, Inc., Class A*	3,780	16,254
Vitacost.com, Inc.*	924	7,189
		1,943,151
Internet Software & Services – 2.0%
The Active Network, Inc.*	1,848	9,295
Akamai Technologies, Inc.*	1,848	81,146
Angie’s List, Inc.*	1,764	42,759

	Shares	Value
Internet Software & Services – (continued)
AOL, Inc.*	2,268	$87,636
Bankrate, Inc.*	2,268	30,573
Bazaarvoice, Inc.*	1,428	10,353
Blucora, Inc.*	2,016	29,776
Brightcove, Inc.*	1,428	8,597
Carbonite, Inc.*	924	9,831
comScore, Inc.*	1,428	23,091
Constant Contact, Inc.*	1,512	22,090
Cornerstone OnDemand, Inc.*	1,428	51,808
CoStar Group, Inc.*	1,344	145,703
Dealertrack Technologies, Inc.*	2,184	60,824
Demand Media, Inc.*	2,016	17,459
Demandware, Inc.*	168	4,586
Dice Holdings, Inc.*	2,688	22,687
Digital River, Inc.*	1,932	27,975
EarthLink, Inc.	15,036	85,555
eBay, Inc.*	12,012	629,309
Envestnet, Inc.*	1,176	21,427
Equinix, Inc.*	504	107,906
ExactTarget, Inc.*	1,092	21,381
Google, Inc., Class A*	2,688	2,216,444
IAC/InterActiveCorp	672	31,631
Internap Network Services Corp.*	2,772	22,121
IntraLinks Holdings, Inc.*	4,452	25,465
j2 Global, Inc.	6,384	259,829
Keynote Systems, Inc.	840	9,416
Limelight Networks, Inc.*	8,148	15,726
LinkedIn Corp., Class A*	672	129,085
Liquidity Services, Inc.*	1,176	38,690
LivePerson, Inc.*	2,520	32,306
LogMeIn, Inc.*	1,176	26,554
MeetMe, Inc.*	1,344	2,594
Millennial Media, Inc.*	672	4,657
Monster Worldwide, Inc.*	6,384	27,962
Move, Inc.*	2,016	23,003
NIC, Inc.	3,360	56,582
OpenTable, Inc.*	1,260	69,791
Perficient, Inc.*	1,596	16,726
QuinStreet, Inc.*	3,192	20,876
Rackspace Hosting, Inc.*	1,092	52,634
RealNetworks, Inc.*	4,368	33,634
SciQuest, Inc.*	924	21,123
SPS Commerce, Inc.*	588	27,712

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Stamps.com, Inc.*	756	$25,583
support.com, Inc.*	3,192	12,736
Synacor, Inc.*	672	1,956
Travelzoo, Inc.*	420	10,723
United Online, Inc.	11,172	75,970
Unwired Planet, Inc.*	5,124	10,146
ValueClick, Inc.*	4,200	129,612
VeriSign, Inc.*	1,596	73,528
VistaPrint N.V.*	1,764	71,971
Vocus, Inc.*	1,008	8,477
Web.com Group, Inc.*	1,512	26,309
WebMD Health Corp.*	2,940	71,001
XO Group, Inc.*	1,596	17,971
Yahoo!, Inc.*	9,996	247,201
Yelp, Inc.*	840	21,865
Zix Corp.*	3,024	11,370
		5,532,747
IT Services – 2.9%
Accenture PLC, Class A	6,468	526,754
Acxiom Corp.*	4,284	85,209
Alliance Data Systems Corp.*	420	72,143
Amdocs Ltd.	1,764	62,975
Automatic Data Processing, Inc.	5,124	345,050
Booz Allen Hamilton Holding Corp.	4,200	63,798
Broadridge Financial Solutions, Inc.	1,260	31,727
CACI International, Inc., Class A*	3,024	176,874
Cardtronics, Inc.*	2,268	63,527
Cass Information Systems, Inc.	420	17,556
CIBER, Inc.*	3,276	13,956
Cognizant Technology Solutions Corp., Class A*	3,108	201,398
Computer Sciences Corp.	1,176	55,096
Computer Task Group, Inc.	1,092	22,408
Convergys Corp.	7,812	132,960
CoreLogic, Inc.*	5,040	137,491
CSG Systems International, Inc.*	4,200	90,762
DST Systems, Inc.	2,856	197,492
EPAM Systems, Inc.*	336	7,224
Euronet Worldwide, Inc.*	2,688	82,065
ExlService Holdings, Inc.*	1,344	43,841

	Shares	Value
IT Services – (continued)
Fidelity National Information Services, Inc.	2,436	$102,434
Fiserv, Inc.*	1,428	130,105
FleetCor Technologies, Inc.*	1,008	77,515
Forrester Research, Inc.	672	24,091
Gartner, Inc.*	924	53,453
Genpact Ltd.	840	15,624
Global Cash Access Holdings, Inc.*	5,292	37,732
Global Payments, Inc.	840	38,976
Heartland Payment Systems, Inc.	1,932	63,543
Higher One Holdings, Inc.*	1,764	17,393
iGATE Corp.*	1,428	23,833
Innodata, Inc.*	2,604	8,541
International Business Machines Corp.	10,668	2,160,697
Jack Henry & Associates, Inc.	840	38,976
Lender Processing Services, Inc.	11,172	309,911
Lionbridge Technologies, Inc.*	6,636	22,695
ManTech International Corp., Class A	2,772	73,985
Mastercard, Inc., Class A	1,092	603,800
MAXIMUS, Inc.	1,848	147,267
MoneyGram International, Inc.*	1,764	29,124
NCI, Inc., Class A*	1,596	6,735
NeuStar, Inc., Class A*	3,612	158,458
Paychex, Inc.	3,276	119,279
SAIC, Inc.	2,436	36,394
Sapient Corp.*	5,460	63,773
ServiceSource International, Inc.*	2,604	16,666
Sykes Enterprises, Inc.*	5,376	82,737
Syntel, Inc.	756	47,756
TeleTech Holdings, Inc.*	3,444	73,323
Teradata Corp.*	1,512	77,218
Total System Services, Inc.	1,764	41,666
Unisys Corp.*	5,376	102,843
Vantiv, Inc., Class A*	1,092	24,603
VeriFone Systems, Inc.*	1,008	21,652
Virtusa Corp.*	924	20,522
Visa, Inc., Class A	5,124	863,189
The Western Union Co.	4,788	70,910
WEX, Inc.*	1,344	101,848
		8,339,573

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Equipment & Products – 0.2%
Arctic Cat, Inc.*	588	$26,454
Black Diamond, Inc.*	1,092	10,702
Brunswick Corp.	4,620	146,269
Callaway Golf Co.	3,444	23,075
Hasbro, Inc.	1,092	51,728
JAKKS Pacific, Inc.	1,176	12,830
LeapFrog Enterprises, Inc.*	2,352	21,027
Mattel, Inc.	3,444	157,253
Polaris Industries, Inc.	672	57,920
Smith & Wesson Holding Corp.*	3,108	27,288
Steinway Musical Instruments, Inc.*	504	12,570
Sturm Ruger & Co., Inc.	1,008	51,680
		598,796
Life Sciences Tools & Services – 0.5%
Affymetrix, Inc.*	7,224	26,295
Agilent Technologies, Inc.	3,528	146,200
Bio-Rad Laboratories, Inc., Class A*	252	30,177
Bruker Corp.*	4,956	88,068
Cambrex Corp.*	3,612	45,114
Charles River Laboratories International, Inc.*	2,688	116,901
Covance, Inc.*	588	43,841
Fluidigm Corp.*	924	15,560
Furiex Pharmaceuticals, Inc.*	168	5,704
Illumina, Inc.*	1,260	81,510
Life Technologies Corp.*	1,848	136,179
Luminex Corp.*	2,016	33,526
Mettler-Toledo International, Inc.*	336	70,211
Pacific Biosciences of California, Inc.*	6,384	16,343
PAREXEL International Corp.*	3,108	127,273
PerkinElmer, Inc.	1,176	36,044
Sequenom, Inc.*	6,720	25,334
Techne Corp.	1,932	123,919
Thermo Fisher Scientific, Inc.	3,528	284,639
Waters Corp.*	924	85,378
		1,538,216

	Shares	Value
Machinery – 3.0%
Accuride Corp.*	7,224	$37,131
Actuant Corp., Class A	4,116	128,831
AGCO Corp.	756	40,257
Alamo Group, Inc.	588	23,561
Albany International Corp., Class A	3,360	97,608
Altra Holdings, Inc.	1,344	35,818
American Railcar Industries, Inc.	504	17,998
Ampco-Pittsburgh Corp.	1,008	18,890
Astec Industries, Inc.	1,008	33,093
Barnes Group, Inc.	2,436	67,648
Blount International, Inc.*	2,520	35,003
Briggs & Stratton Corp.	6,384	143,576
Caterpillar, Inc.	5,712	483,635
Chart Industries, Inc.*	1,596	135,357
CIRCOR International, Inc.	2,100	99,393
CLARCOR, Inc.	2,520	130,284
Colfax Corp.*	2,352	109,768
Columbus McKinnon Corp.*	1,848	34,705
Commercial Vehicle Group, Inc.*	2,856	20,020
Crane Co.	6,300	339,129
Cummins, Inc.	1,596	169,798
Deere & Co.	3,192	285,046
Donaldson Co., Inc.	1,092	39,727
Douglas Dynamics, Inc.	2,268	31,729
Dover Corp.	1,428	98,503
Dynamic Materials Corp.	672	10,671
EnPro Industries, Inc.*	1,092	53,814
ESCO Technologies, Inc.	1,428	51,365
Federal Signal Corp.*	3,276	25,422
Flow International Corp.*	1,596	5,841
Flowserve Corp.	504	79,692
FreightCar America, Inc.	1,176	24,555
Gardner Denver, Inc.	504	37,845
The Gorman-Rupp Co.	924	26,103
Graco, Inc.	588	35,592
Graham Corp.	504	12,247
Greenbrier Cos., Inc.*	3,192	72,011
Harsco Corp.	10,164	221,880
IDEX Corp.	840	43,705
Illinois Tool Works, Inc.	4,032	260,306
Ingersoll-Rand PLC	3,276	176,249
ITT Corp.	5,628	155,333

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
John Bean Technologies Corp.	3,276	$67,944
Joy Global, Inc.	1,008	56,972
Kadant, Inc.	1,680	46,486
Kaydon Corp.	3,780	90,115
Kennametal, Inc.	840	33,592
L.B. Foster Co., Class A	1,260	55,629
Lincoln Electric Holdings, Inc.	1,344	70,909
Lindsay Corp.	672	51,623
Lydall, Inc.*	1,428	20,477
The Manitowoc Co., Inc.	7,140	133,946
Meritor, Inc.*	11,676	67,721
Middleby Corp.*	1,008	150,777
Miller Industries, Inc.	924	13,962
Mueller Industries, Inc.	1,596	82,641
Mueller Water Products, Inc., Class A	8,148	48,236
Navistar International Corp.*	10,584	350,542
NN, Inc.*	2,016	18,164
Nordson Corp.	588	40,860
Oshkosh Corp.*	11,508	451,804
PACCAR, Inc.	3,696	183,987
Pall Corp.	1,176	78,451
Parker Hannifin Corp.	1,428	126,478
PMFG, Inc.*	1,512	8,709
Proto Labs, Inc.*	336	17,163
RBC Bearings, Inc.*	1,176	56,566
Rexnord Corp.*	1,848	33,671
Snap-on, Inc.	588	50,686
SPX Corp.	420	31,294
Standex International Corp.	1,512	79,985
Stanley Black & Decker, Inc.	1,260	94,261
Sun Hydraulics Corp.	1,092	35,763
Tennant Co.	924	44,186
Terex Corp.*	14,616	418,018
Timken Co.	588	30,911
Titan International, Inc.	7,140	159,293
The Toro Co.	3,192	143,672
Trimas Corp.*	1,428	43,554
Trinity Industries, Inc.	10,332	436,114
Twin Disc, Inc.	1,176	25,072
Valmont Industries, Inc.	504	73,448

	Shares	Value
Machinery – (continued)
Wabash National Corp.*	8,400	$79,212
WABCO Holdings, Inc.*	672	48,539
Wabtec Corp.	504	52,890
Watts Water Technologies, Inc., Class A	1,596	75,108
Woodward, Inc.	3,360	120,926
Xylem, Inc.	2,772	76,923
		8,426,419
Marine – 0.1%
Diana Containerships, Inc.	336	1,912
Eagle Bulk Shipping, Inc.*	4,284	15,080
Genco Shipping & Trading Ltd.*	6,384	10,916
Kirby Corp.*	588	44,035
Matson, Inc.	5,124	120,619
		192,562
Media – 3.0%
AMC Networks, Inc., Class A*	504	31,757
Arbitron, Inc.	1,428	66,673
Belo Corp., Class A	12,096	129,669
Cablevision Systems Corp., Class A	1,848	27,461
Carmike Cinemas, Inc.*	420	7,375
CBS Corp., Class B	6,132	280,723
Charter Communications, Inc., Class A*	840	84,622
Cinemark Holdings, Inc.	4,116	127,143
Clear Channel Outdoor Holdings, Inc., Class A*	4,788	34,617
Comcast Corp., Class A	26,208	1,082,390
Cumulus Media, Inc., Class A*	8,820	28,136
Digital Generation, Inc.*	2,520	16,884
DIRECTV*	5,880	332,573
Discovery Communications, Inc., Class A*	2,436	192,006
DISH Network Corp., Class A	1,596	62,547
DreamWorks Animation SKG, Inc., Class A*	3,528	68,020
E.W. Scripps Co., Class A*	1,680	23,335
Entercom Communications Corp., Class A*	3,360	26,578
Fisher Communications, Inc.	504	20,876
Gannett Co., Inc.	1,848	37,256

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Harte-Hanks, Inc.	5,124	$40,633
The Interpublic Group of Cos., Inc.	4,704	65,103
John Wiley & Sons, Inc., Class A	420	16,031
Journal Communications, Inc., Class A*	5,208	35,466
Lamar Advertising Co., Class A*	1,176	55,060
Liberty Global, Inc., Class A*	2,352	170,214
Liberty Media Corp., Class A*	756	86,849
LIN TV Corp., Class A*	4,200	51,702
Lions Gate Entertainment Corp.*	4,536	112,538
Live Nation Entertainment, Inc.*	20,076	253,560
The Madison Square Garden Co., Class A*	2,016	121,504
The McClatchy Co., Class A*	7,392	17,076
Meredith Corp.	4,620	179,348
Morningstar, Inc.	252	16,635
National CineMedia, Inc.	2,184	35,468
The New York Times Co., Class A*	12,180	107,915
News Corp., Class A	20,076	621,754
Omnicom Group, Inc.	2,856	170,703
Pandora Media, Inc.*	5,292	73,718
ReachLocal, Inc.*	924	15,403
Regal Entertainment Group, Class A	9,408	168,780
Rentrak Corp.*	420	9,509
Scholastic Corp.	3,276	89,926
Scripps Networks Interactive, Inc., Class A	924	61,520
Sinclair Broadcast Group, Inc., Class A	6,552	175,594
Sirius XM Radio, Inc.	39,816	129,402
Starz – Liberty Capital*	1,176	27,495
Time Warner Cable, Inc.	3,024	283,923
Time Warner, Inc.	9,324	557,389
Valassis Communications, Inc.	5,292	135,634
Viacom, Inc., Class B	4,872	311,759
Virgin Media, Inc.	2,520	122,926
The Walt Disney Co.	17,640	1,108,498
The Washington Post Co., Class B	588	260,684
World Wrestling Entertainment, Inc., Class A	2,940	26,989
		8,397,349

	Shares	Value
Metals & Mining – 1.0%
A.M. Castle & Co.*	1,932	$33,462
AK Steel Holding Corp.	17,892	59,938
Alcoa, Inc.	12,264	104,244
Allegheny Technologies, Inc.	840	22,663
Allied Nevada Gold Corp.*	756	8,089
AMCOL International Corp.	1,428	43,940
Carpenter Technology Corp.	672	30,213
Century Aluminum Co.*	6,048	49,352
Cliffs Natural Resources, Inc.	1,260	26,888
Coeur d’Alene Mines Corp.*	5,880	89,611
Commercial Metals Co.	14,616	213,686
Compass Minerals International, Inc.	1,932	167,195
Freeport-McMoRan Copper & Gold, Inc.	8,232	250,500
General Moly, Inc.*	3,444	6,406
Globe Specialty Metals, Inc.	4,200	54,852
Gold Resource Corp.	1,764	18,063
Golden Minerals Co.*	3,024	5,504
Haynes International, Inc.	1,932	93,915
Hecla Mining Co.	14,028	47,695
Horsehead Holding Corp.*	2,268	24,268
Kaiser Aluminum Corp.	840	52,920
Materion Corp.	2,268	60,079
McEwen Mining, Inc.*	17,388	40,514
Molycorp, Inc.*	5,460	31,886
Newmont Mining Corp.	5,628	182,347
Nucor Corp.	3,696	161,220
Olympic Steel, Inc.	1,344	26,880
Paramount Gold and Silver Corp.*	6,048	9,556
Reliance Steel & Aluminum Co.	588	38,261
Royal Gold, Inc.	588	32,681
RTI International Metals, Inc.*	1,596	46,316
Schnitzer Steel Industries, Inc., Class A	3,108	76,239
Steel Dynamics, Inc.	1,680	25,267
Stillwater Mining Co.*	7,392	91,957
SunCoke Energy, Inc.*	8,736	132,176
United States Steel Corp.	1,428	25,418
Universal Stainless & Alloy Products, Inc.*	336	11,747
US Silica Holdings, Inc.	588	12,013
Walter Energy, Inc.	8,148	146,012

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Worthington Industries, Inc.	6,804	$218,953
		2,772,926
Multiline Retail – 0.6%
Big Lots, Inc.*	7,644	278,395
The Bon-Ton Stores, Inc.	840	12,886
Dillard’s, Inc., Class A	252	20,767
Dollar General Corp.*	2,688	140,018
Dollar Tree, Inc.*	2,352	111,861
Family Dollar Stores, Inc.	1,008	61,861
Fred’s, Inc., Class A	3,528	50,203
Gordmans Stores, Inc.*	252	2,843
J.C. Penney Co., Inc.*	1,344	22,068
Kohl’s Corp.	2,016	94,873
Macy’s, Inc.	4,368	194,813
Nordstrom, Inc.	1,596	90,318
Saks, Inc.*	6,468	74,705
Sears Holdings Corp.*	336	17,250
Target Corp.	6,300	444,528
Tuesday Morning Corp.*	4,368	35,424
		1,652,813
Multi-Utilities – 1.0%
Alliant Energy Corp.	840	44,948
Ameren Corp.	1,848	66,990
Avista Corp.	7,392	207,346
Black Hills Corp.	5,880	275,713
CenterPoint Energy, Inc.	3,612	89,144
CH Energy Group, Inc.	1,008	65,490
CMS Energy Corp.	2,016	60,359
Consolidated Edison, Inc.	2,604	165,745
Dominion Resources, Inc.	6,216	383,403
DTE Energy Co.	1,344	97,951
Integrys Energy Group, Inc.	588	36,197
MDU Resources Group, Inc.	1,848	46,108
NiSource, Inc.	2,184	67,114
NorthWestern Corp.	4,536	195,139
PG&E Corp.	4,116	199,379
Public Service Enterprise Group, Inc.	3,948	144,536
SCANA Corp.	924	50,081
Sempra Energy	2,184	180,944

	Shares	Value
Multi-Utilities – (continued)
TECO Energy, Inc.	1,596	$30,531
Vectren Corp.	10,248	384,915
Wisconsin Energy Corp.	2,352	105,699
		2,897,732
Office Electronics – 0.1%
Xerox Corp.	10,080	86,487
Zebra Technologies Corp., Class A*	2,856	133,232
		219,719
Oil, Gas & Consumable Fuels – 5.6%
Abraxas Petroleum Corp.*	5,964	13,359
Alon USA Energy, Inc.	2,100	34,860
Alpha Natural Resources, Inc.*	12,432	92,245
Amyris, Inc.*	2,604	7,083
Anadarko Petroleum Corp.	5,040	427,190
Apache Corp.	3,444	254,443
Apco Oil and Gas International, Inc.*	2,688	27,176
Approach Resources, Inc.*	1,848	43,835
Arch Coal, Inc.	27,468	133,220
Berry Petroleum Co., Class A	3,108	148,904
Bill Barrett Corp.*	2,940	58,388
BPZ Resources, Inc.*	5,544	11,864
Cabot Oil & Gas Corp.	2,184	148,621
Callon Petroleum Co.*	5,292	18,945
Carrizo Oil & Gas, Inc.*	1,848	44,759
Cheniere Energy, Inc.*	4,704	133,970
Chesapeake Energy Corp.	4,872	95,199
Chevron Corp.	15,960	1,947,280
Cimarex Energy Co.	672	49,177
Clayton Williams Energy, Inc.*	924	35,666
Clean Energy Fuels Corp.*	3,696	48,750
Cloud Peak Energy, Inc.*	7,812	152,647
Cobalt International Energy, Inc.*	1,848	51,633
Comstock Resources, Inc.*	2,352	36,832
Concho Resources, Inc.*	1,092	94,054
ConocoPhillips	9,996	604,258
CONSOL Energy, Inc.	2,016	67,818
Contango Oil & Gas Co.	672	25,281
Continental Resources, Inc.*	588	46,993
Crimson Exploration, Inc.*	840	2,579

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Crosstex Energy, Inc.	3,948	$72,683
CVR Energy, Inc.	1,092	53,803
Delek US Holdings, Inc.	4,704	169,767
Denbury Resources, Inc.*	3,528	63,116
Devon Energy Corp.	4,032	222,002
DHT Holdings, Inc.	2,436	10,475
Emerald Oil, Inc.*	1,680	10,802
Endeavour International Corp.*	2,688	7,365
Energen Corp.	756	35,850
Energy XXI Bermuda Ltd.	672	15,281
EOG Resources, Inc.	2,856	346,033
EPL Oil & Gas, Inc.*	3,024	98,794
EQT Corp.	1,680	126,202
Evolution Petroleum Corp.*	1,092	10,855
EXCO Resources, Inc.	18,480	134,165
Exxon Mobil Corp.	36,960	3,289,070
Forest Oil Corp.*	15,792	66,169
FX Energy, Inc.*	2,772	10,645
Gevo, Inc.*	4,872	8,989
Goodrich Petroleum Corp.*	1,680	21,907
Gran Tierra Energy, Inc.*	12,936	71,536
Green Plains Renewable Energy, Inc.*	2,940	36,779
Gulfport Energy Corp.*	3,864	201,662
Halcon Resources Corp.*	4,536	29,665
Harvest Natural Resources, Inc.*	5,124	16,807
Hess Corp.	2,436	175,830
HollyFrontier Corp.	1,512	74,768
Hyperdynamics Corp.*	12,852	7,114
James River Coal Co.*	5,040	8,316
Kinder Morgan, Inc.	6,552	256,183
Kodiak Oil & Gas Corp.*	14,364	112,470
Laredo Petroleum Holdings, Inc.*	504	8,669
Magnum Hunter Resources Corp.*	8,904	24,219
Marathon Oil Corp.	5,544	181,122
Marathon Petroleum Corp.	2,772	217,214
Matador Resources Co.*	3,192	31,505
McMoRan Exploration Co.*	5,964	98,704
Midstates Petroleum Co., Inc.*	2,184	12,602
Miller Energy Resources, Inc.*	1,848	7,022
Murphy Oil Corp.	1,512	93,880

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Newfield Exploration Co.*	1,008	$21,964
Noble Energy, Inc.	2,016	228,393
Nordic American Tankers Ltd.	6,720	59,875
Northern Oil and Gas, Inc.*	3,108	40,062
Oasis Petroleum, Inc.*	756	25,878
Occidental Petroleum Corp.	6,804	607,325
Pacific Ethanol, Inc.*	11,760	3,175
PDC Energy, Inc.*	1,680	72,744
Peabody Energy Corp.	2,184	43,811
Penn Virginia Corp.	7,728	31,144
PetroQuest Energy, Inc.*	3,108	13,302
Phillips 66	5,124	312,308
Pioneer Natural Resources Co.	1,344	164,277
Plains Exploration & Production Co.*	1,260	56,952
QEP Resources, Inc.	1,764	50,644
Quicksilver Resources, Inc.*	17,052	42,971
Range Resources Corp.	1,680	123,514
Renewable Energy Group, Inc.*	1,260	12,386
Rentech, Inc.	11,592	23,995
Resolute Energy Corp.*	2,436	22,460
REX American Resources Corp.*	924	17,270
Rex Energy Corp.*	3,024	48,596
Rosetta Resources, Inc.*	2,604	111,738
Sanchez Energy Corp.*	588	10,649
SandRidge Energy, Inc.*	3,612	18,566
SemGroup Corp., Class A*	2,352	121,951
Ship Finance International Ltd.	6,552	107,977
SM Energy Co.	672	40,992
Solazyme, Inc.*	2,184	19,874
Southwestern Energy Co.*	3,948	147,734
Spectra Energy Corp.	6,048	190,693
Stone Energy Corp.*	6,300	124,299
Swift Energy Co.*	2,604	33,696
Synergy Resources Corp.*	756	5,103
Targa Resources Corp.	1,680	110,477
Teekay Corp.	2,856	101,674
Tesoro Corp.	1,092	58,313
Triangle Petroleum Corp.*	1,932	10,607
Ultra Petroleum Corp.*	1,512	32,357
Uranium Energy Corp.*	4,620	7,161
Uranium Resources, Inc.*	1,343	2,713
USEC, Inc.*	20,748	6,639

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Vaalco Energy, Inc.*	7,224	$48,545
Valero Energy Corp.	4,452	179,505
W&T Offshore, Inc.	4,620	53,962
Warren Resources, Inc.*	10,248	26,952
Western Refining, Inc.	7,728	238,872
Whiting Petroleum Corp.*	1,092	48,594
The Williams Cos., Inc.	6,720	256,234
World Fuel Services Corp.	9,156	371,276
WPX Energy, Inc.*	1,596	24,945
		15,832,213
Paper & Forest Products – 0.5%
Buckeye Technologies, Inc.	4,704	176,823
Clearwater Paper Corp.*	2,436	112,105
Deltic Timber Corp.	672	41,987
Domtar Corp.	336	23,355
International Paper Co.	3,192	149,960
KapStone Paper and Packaging Corp.	4,536	134,175
Louisiana-Pacific Corp.*	6,972	126,333
Mercer International, Inc.*	2,352	14,794
Neenah Paper, Inc.	1,932	55,564
PH Glatfelter Co.	5,880	141,120
Resolute Forest Products, Inc.*	13,104	191,711
Schweitzer-Mauduit International, Inc.	3,864	155,681
Wausau Paper Corp.	2,688	27,364
		1,350,972
Personal Products – 0.2%
Avon Products, Inc.	4,284	99,218
Elizabeth Arden, Inc.*	1,428	58,477
The Estee Lauder Cos., Inc., Class A	2,352	163,111
Herbalife Ltd.	1,092	43,363
Inter Parfums, Inc.	2,016	58,404
Medifast, Inc.*	1,512	39,614
Nature’s Sunshine Products, Inc.	840	12,289
Nu Skin Enterprises, Inc., Class A	588	29,829
Prestige Brands Holdings, Inc.*	3,024	81,497
Revlon, Inc., Class A*	1,092	21,130

	Shares	Value
Personal Products – (continued)
Star Scientific, Inc.*	7,056	$8,750
USANA Health Sciences, Inc.*	672	37,914
		653,596
Pharmaceuticals – 3.5%
AbbVie, Inc.	16,212	746,563
Actavis, Inc.*	1,176	124,338
Akorn, Inc.*	3,444	51,832
Alexza Pharmaceuticals, Inc.*	1,092	4,685
Allergan, Inc.	3,108	352,913
Auxilium Pharmaceuticals, Inc.*	2,352	35,115
AVANIR Pharmaceuticals, Inc., Class A*	6,552	20,901
Bristol-Myers Squibb Co.	17,388	690,651
Cadence Pharmaceuticals, Inc.*	3,108	22,005
Corcept Therapeutics, Inc.*	4,788	8,475
Depomed, Inc.*	1,764	9,720
Eli Lilly & Co.	9,912	548,926
Endo Health Solutions, Inc.*	840	30,778
Endocyte, Inc.*	1,428	19,835
Forest Laboratories, Inc.*	2,352	87,988
Hi-Tech Pharmacal Co., Inc.	1,344	44,433
Hospira, Inc.*	1,428	47,295
Impax Laboratories, Inc.*	3,444	60,270
Jazz Pharmaceuticals PLC*	756	44,113
Johnson & Johnson	28,056	2,391,213
The Medicines Co.*	3,612	121,941
Merck & Co., Inc.	30,828	1,448,916
Mylan, Inc.*	3,360	97,810
Nektar Therapeutics*	5,964	64,650
Optimer Pharmaceuticals, Inc.*	2,352	36,315
Pacira Pharmaceuticals, Inc.*	924	26,676
Pain Therapeutics, Inc.*	2,016	8,306
Perrigo Co.	756	90,274
Pfizer, Inc.	60,564	1,760,595
Pozen, Inc.*	1,008	4,969
Questcor Pharmaceuticals, Inc.	7,476	229,812
Repros Therapeutics, Inc.*	1,092	22,211
Sagent Pharmaceuticals, Inc.*	840	13,894
Salix Pharmaceuticals Ltd.*	3,024	158,125
Santarus, Inc.*	3,780	69,439
Sciclone Pharmaceuticals, Inc.*	2,520	11,920
Supernus Pharmaceuticals, Inc.*	504	2,591

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Taro Pharmaceutical Industries Ltd.*	1,848	$112,007
Transcept Pharmaceuticals, Inc.*	840	3,326
ViroPharma, Inc.*	3,696	100,716
Vivus, Inc.*	5,880	78,145
Warner Chilcott PLC, Class A	1,176	16,911
XenoPort, Inc.*	1,848	11,476
Zogenix, Inc.*	2,940	5,086
		9,838,160
Professional Services – 0.6%
Acacia Research Corp.*	2,856	68,030
The Advisory Board Co.*	1,680	82,572
Barrett Business Services, Inc.	84	4,447
CBIZ, Inc.*	5,544	35,981
CDI Corp.	672	10,530
The Corporate Executive Board Co.	1,848	104,153
CRA International, Inc.*	1,344	24,783
The Dolan Co.*	5,208	9,010
The Dun & Bradstreet Corp.	420	37,149
Equifax, Inc.	1,260	77,112
Exponent, Inc.	756	39,841
FTI Consulting, Inc.*	5,376	178,053
GP Strategies Corp.*	1,092	24,079
Heidrick & Struggles International, Inc.	1,260	16,657
Huron Consulting Group, Inc.*	1,176	49,133
ICF International, Inc.*	2,520	68,317
IHS, Inc., Class A*	420	40,921
Insperity, Inc.	1,260	34,814
Kelly Services, Inc., Class A	3,864	65,765
Kforce, Inc.	2,100	31,752
Korn/Ferry International*	6,132	101,485
Manpowergroup, Inc.	756	40,189
Mistras Group, Inc.*	840	15,918
Navigant Consulting, Inc.*	6,048	74,572
Nielsen Holdings N.V.	1,596	55,254
Odyssey Marine Exploration, Inc.*	3,864	11,399
On Assignment, Inc.*	1,932	46,890
Resources Connection, Inc.	2,352	26,719
Robert Half International, Inc.	1,512	49,624

	Shares	Value
Professional Services – (continued)
RPX Corp.*	3,108	$41,678
Towers Watson & Co., Class A	420	30,626
TrueBlue, Inc.*	2,100	43,512
Verisk Analytics, Inc., Class A*	1,260	77,225
WageWorks, Inc.*	1,092	27,966
		1,646,156
Real Estate Investment Trusts (REITs) – 5.4%
Acadia Realty Trust	2,100	59,955
Agree Realty Corp.	1,176	35,362
Alexander’s, Inc.	168	51,742
Alexandria Real Estate Equities, Inc.	588	42,789
American Assets Trust, Inc.	1,596	53,881
American Campus Communities, Inc.	756	33,748
American Capital Agency Corp.	3,192	106,326
American Tower Corp.	3,864	324,537
Annaly Capital Management, Inc.	7,308	116,490
Anworth Mortgage Asset Corp.	16,212	102,298
Apartment Investment & Management Co., Class A	1,260	39,199
Apollo Commercial Real Estate Finance, Inc.	2,604	46,195
Arbor Realty Trust, Inc.	4,704	36,315
ARMOUR Residential REIT, Inc.	47,376	307,470
Ashford Hospitality Trust, Inc.	8,652	111,438
Associated Estates Realty Corp.	4,368	78,056
AvalonBay Communities, Inc.	1,176	156,455
BioMed Realty Trust, Inc.	3,780	85,088
Boston Properties, Inc.	1,596	174,650
Brandywine Realty Trust	14,112	210,692
BRE Properties, Inc.	756	38,163
Camden Property Trust	756	54,689
Campus Crest Communities, Inc.	1,596	21,801
CapLease, Inc.	8,568	60,147
Capstead Mortgage Corp.	12,516	166,213
CBL & Associates Properties, Inc.	4,284	103,416
Cedar Realty Trust, Inc.	5,460	34,999
Chatham Lodging Trust	672	12,304
Chesapeake Lodging Trust	1,680	39,749
Chimera Investment Corp.	8,148	26,888
Colonial Properties Trust	4,872	113,079

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Colony Financial, Inc.	6,720	$149,856
CommonWealth REIT	15,624	348,884
Coresite Realty Corp.	1,848	66,861
Corporate Office Properties Trust	4,452	129,064
Corrections Corp of America	2,184	79,061
Cousins Properties, Inc.	9,492	103,653
CubeSmart	5,964	104,787
CYS Investments, Inc.	23,772	295,486
DCT Industrial Trust, Inc.	12,936	101,289
DDR Corp.	2,268	41,595
DiamondRock Hospitality Co.	11,088	110,658
Digital Realty Trust, Inc.	1,344	94,779
Douglas Emmett, Inc.	1,596	41,767
Duke Realty Corp.	2,268	40,008
DuPont Fabros Technology, Inc.	3,948	99,253
EastGroup Properties, Inc.	1,428	90,064
Education Realty Trust, Inc.	7,056	77,545
Equity Lifestyle Properties, Inc.	504	40,950
Equity One, Inc.	3,192	81,364
Equity Residential	3,276	190,205
Essex Property Trust, Inc.	420	65,961
Excel Trust, Inc.	5,376	81,876
Extra Space Storage, Inc.	2,520	109,822
Federal Realty Investment Trust	672	78,631
FelCor Lodging Trust, Inc.*	6,132	36,669
First Industrial Realty Trust, Inc.	4,200	75,348
First Potomac Realty Trust	2,436	38,976
Franklin Street Properties Corp.	3,864	59,003
General Growth Properties, Inc.	4,788	108,783
The Geo Group, Inc.	5,040	188,748
Getty Realty Corp.	3,444	73,736
Gladstone Commercial Corp.	1,092	20,901
Glimcher Realty Trust	8,316	104,283
Government Properties Income Trust	2,688	70,022
Gramercy Property Trust, Inc.*	5,460	25,935
Hatteras Financial Corp.	12,600	344,358
HCP, Inc.	4,452	237,292
Health Care REIT, Inc.	2,436	182,627
Healthcare Realty Trust, Inc.	4,872	146,257
Healthcare Trust of America, Inc., Class A	2,604	32,498

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Hersha Hospitality Trust	7,308	$43,702
Highwoods Properties, Inc.	4,368	179,219
Home Properties, Inc.	924	59,561
Hospitality Properties Trust	1,092	32,116
Host Hotels & Resorts, Inc.	7,140	130,448
Hudson Pacific Properties, Inc.	3,276	74,726
Inland Real Estate Corp.	3,276	37,084
Invesco Mortgage Capital, Inc.	16,800	359,520
Investors Real Estate Trust	8,736	85,001
iStar Financial, Inc.*	4,536	52,980
Kilroy Realty Corp.	1,008	57,043
Kimco Realty Corp.	4,116	97,878
Kite Realty Group Trust	3,108	20,513
LaSalle Hotel Properties	5,544	143,756
Lexington Realty Trust	7,224	92,539
Liberty Property Trust	1,176	50,556
LTC Properties, Inc.	1,596	74,214
The Macerich Co.	1,428	100,031
Mack-Cali Realty Corp.	4,788	132,963
Medical Properties Trust, Inc.	7,644	122,992
MFA Financial, Inc.	14,532	134,712
Mid-America Apartment Communities, Inc.	2,268	155,880
Monmouth Real Estate Investment Corp., Class A	1,680	17,875
MPG Office Trust, Inc.*	588	1,835
National Health Investors, Inc.	1,260	83,462
National Retail Properties, Inc.	4,536	179,988
New York Mortgage Trust, Inc.	3,444	24,590
NorthStar Realty Finance Corp.	21,000	209,370
Omega Healthcare Investors, Inc.	5,376	176,709
One Liberty Properties, Inc.	588	13,489
Parkway Properties, Inc.	2,772	50,534
Pebblebrook Hotel Trust	2,688	73,006
Pennsylvania Real Estate Investment Trust	6,048	125,375
PennyMac Mortgage Investment Trust	6,972	176,043
Piedmont Office Realty Trust, Inc., Class A	1,764	36,197
Plum Creek Timber Co., Inc.	1,680	86,587
Post Properties, Inc.	2,856	141,172
Potlatch Corp.	2,100	99,435

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Prologis, Inc.	4,620	$193,809
PS Business Parks, Inc.	840	67,032
Public Storage	1,344	221,760
RAIT Financial Trust	6,804	58,106
Ramco-Gershenson Properties Trust	2,016	35,220
Rayonier, Inc.	1,260	74,869
Realty Income Corp.	1,848	94,200
Redwood Trust, Inc.	4,032	92,010
Regency Centers Corp.	924	51,984
Resource Capital Corp.	13,020	85,802
Retail Opportunity Investments Corp.	4,536	67,178
Retail Properties of America, Inc., Class A	1,596	24,435
RLJ Lodging Trust	6,132	141,281
Rouse Properties, Inc.	756	14,326
Ryman Hospitality Properties	2,856	126,978
Sabra Health Care REIT, Inc.	2,184	65,127
Saul Centers, Inc.	420	18,816
Select Income REIT	252	7,190
Senior Housing Properties Trust	2,352	66,867
Simon Property Group, Inc.	3,192	568,399
SL Green Realty Corp.	840	76,188
Sovran Self Storage, Inc.	1,428	97,961
Spirit Realty Capital, Inc.	924	19,894
STAG Industrial, Inc.	3,948	87,014
Starwood Property Trust, Inc.	21,000	577,290
Strategic Hotels & Resorts, Inc.*	9,744	78,634
Summit Hotel Properties, Inc.	6,384	63,776
Sun Communities, Inc.	1,260	64,449
Sunstone Hotel Investors, Inc.*	8,064	100,074
Tanger Factory Outlet Centers	3,108	115,369
Taubman Centers, Inc.	504	43,097
Two Harbors Investment Corp.	10,080	120,758
UDR, Inc.	2,436	59,877
Universal Health Realty Income Trust	1,092	58,673
Urstadt Biddle Properties, Inc., Class A	1,092	24,319
Ventas, Inc.	2,940	234,112
Vornado Realty Trust	1,596	139,746

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Washington Real Estate Investment Trust	3,612	$103,159
Weingarten Realty Investors	1,176	40,066
Weyerhaeuser Co.	5,376	164,022
Whitestone	1,344	22,176
Winthrop Realty Trust	1,176	14,947
		15,327,080
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	2,940	71,207
Forest City Enterprises, Inc., Class A*	4,704	87,824
Forestar Group, Inc.*	1,848	39,806
The Howard Hughes Corp.*	1,596	150,630
Jones Lang LaSalle, Inc.	420	41,588
Kennedy-Wilson Holdings, Inc.	1,764	29,335
Realogy Holdings Corp.*	1,008	48,384
The St. Joe Co.*	5,208	101,921
Tejon Ranch Co.*	756	22,060
Zillow, Inc., Class A*	588	34,592
		627,347
Road & Rail – 1.2%
AMERCO	924	148,487
Arkansas Best Corp.	3,276	34,431
Avis Budget Group, Inc.*	14,280	411,835
Celadon Group, Inc.	2,520	42,311
Con-way, Inc.	6,972	235,653
CSX Corp.	10,248	251,998
Genesee & Wyoming, Inc., Class A*	1,428	121,666
Heartland Express, Inc.	2,940	39,896
Hertz Global Holdings, Inc.*	2,436	58,659
J.B. Hunt Transport Services, Inc.	1,008	71,638
Kansas City Southern	1,092	119,104
Knight Transportation, Inc.	3,024	47,235
Landstar System, Inc.	2,268	123,969
Marten Transport Ltd.	756	15,400
Norfolk Southern Corp.	2,604	201,602
Old Dominion Freight Line, Inc.*	2,436	93,786
Quality Distribution, Inc.*	2,688	21,396
Roadrunner Transportation Systems, Inc.*	588	13,236

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Ryder System, Inc.	6,720	$390,230
Saia, Inc.*	1,092	44,685
Swift Transportation Co.*	11,172	156,631
Union Pacific Corp.	4,704	696,004
Werner Enterprises, Inc.	2,604	59,788
		3,399,640
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Energy Industries, Inc.*	4,200	71,316
Advanced Micro Devices, Inc.*	81,312	229,300
Altera Corp.	3,108	99,487
Amkor Technology, Inc.*	9,240	39,085
ANADIGICS, Inc.*	5,460	11,466
Analog Devices, Inc.	3,024	133,026
Applied Materials, Inc.	9,156	132,854
Applied Micro Circuits Corp.*	3,528	26,319
Atmel Corp.*	25,368	164,131
ATMI, Inc.*	1,596	34,713
Avago Technologies Ltd.	2,268	72,485
Axcelis Technologies, Inc.*	15,120	19,656
AXT, Inc.*	4,452	12,777
Broadcom Corp., Class A	5,124	184,464
Brooks Automation, Inc.	8,736	84,914
Cabot Microelectronics Corp.*	1,176	39,408
Cavium, Inc.*	3,024	95,105
Ceva, Inc.*	1,260	19,228
Cirrus Logic, Inc.*	3,528	68,126
Cohu, Inc.	2,688	25,724
Cree, Inc.*	1,092	61,774
Cymer, Inc.*	1,764	184,797
Cypress Semiconductor Corp.*	8,064	81,366
Diodes, Inc.*	2,016	40,844
Entegris, Inc.*	7,392	70,076
Entropic Communications, Inc.*	11,592	49,150
Exar Corp.*	2,016	21,732
Fairchild Semiconductor International, Inc.*	7,056	91,022
First Solar, Inc.*	8,232	383,282
FormFactor, Inc.*	3,612	17,879
Freescale Semiconductor Ltd.*	2,772	42,911
GT Advanced Technologies, Inc.*	16,044	63,053
Hittite Microwave Corp.*	1,512	84,838

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Inphi Corp.*	1,092	$10,276
Integrated Device Technology, Inc.*	7,644	54,349
Integrated Silicon Solution, Inc.*	3,444	31,581
Intel Corp.	41,496	993,829
Intermolecular, Inc.*	924	8,048
International Rectifier Corp.*	3,696	78,392
Intersil Corp., Class A	7,140	55,406
IXYS Corp.	1,344	12,177
KLA-Tencor Corp.	1,344	72,912
Kopin Corp.*	3,528	11,678
Kulicke & Soffa Industries, Inc.*	9,240	106,814
Lam Research Corp.*	1,680	77,650
Lattice Semiconductor Corp.*	7,140	33,201
Linear Technology Corp.	2,100	76,650
LSI Corp.*	5,460	35,708
LTX-Credence Corp.*	2,940	17,346
M/A-COM Technology Solutions Holdings, Inc.*	756	10,607
Magnachip Semiconductor Corp.*	3,024	48,505
Marvell Technology Group Ltd.	4,284	46,096
Maxim Integrated Products, Inc.	2,940	90,934
MaxLinear, Inc., Class A*	924	5,756
MEMC Electronic Materials, Inc.*	31,500	170,100
Micrel, Inc.	2,520	25,351
Microchip Technology, Inc.	1,764	64,245
Micron Technology, Inc.*	8,316	78,337
Microsemi Corp.*	11,760	244,608
Mindspeed Technologies, Inc.*	2,352	5,386
MKS Instruments, Inc.	3,108	83,512
Monolithic Power Systems, Inc.	1,764	42,548
Nanometrics, Inc.*	1,344	18,856
NVE Corp.*	252	13,374
NVIDIA Corp.	5,628	77,498
OmniVision Technologies, Inc.*	7,056	94,621
ON Semiconductor Corp.*	8,652	68,005
PDF Solutions, Inc.*	1,428	24,433
Pericom Semiconductor Corp.*	1,344	8,682
Photronics, Inc.*	7,980	62,962
PLX Technology, Inc.*	1,680	7,846
PMC – Sierra, Inc.*	9,660	55,642
Power Integrations, Inc.	1,428	59,133
QuickLogic Corp.*	2,436	6,236

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Rambus, Inc.*	6,636	$46,187
RF Micro Devices, Inc.*	14,952	83,881
Rudolph Technologies, Inc.*	3,612	42,152
Semtech Corp.*	3,444	110,449
Sigma Designs, Inc.*	3,192	15,194
Silicon Image, Inc.*	4,284	21,120
Silicon Laboratories, Inc.*	2,352	93,398
Skyworks Solutions, Inc.*	1,764	38,931
Spansion, Inc., Class A*	2,604	33,826
STR Holdings, Inc.*	7,476	16,821
SunPower Corp.*	4,872	66,210
Supertex, Inc.	588	12,395
Teradyne, Inc.*	1,512	24,857
Tessera Technologies, Inc.	6,048	123,198
Texas Instruments, Inc.	11,676	422,788
TriQuint Semiconductor, Inc.*	10,416	60,829
Ultra Clean Holdings, Inc.*	3,696	23,137
Ultratech, Inc.*	1,344	39,608
Veeco Instruments, Inc.*	2,604	99,134
Volterra Semiconductor Corp.*	1,260	16,393
Xilinx, Inc.	2,688	101,902
		7,338,008
Software – 3.1%
Accelrys, Inc.*	2,940	28,959
ACI Worldwide, Inc.*	2,268	106,619
Activision Blizzard, Inc.	4,032	60,278
Actuate Corp.*	2,520	15,473
Adobe Systems, Inc.*	5,040	227,203
Advent Software, Inc.*	1,680	48,787
American Software, Inc./Georgia, Class A	1,848	15,357
ANSYS, Inc.*	924	74,715
Aspen Technology, Inc.*	5,040	153,619
Autodesk, Inc.*	2,100	82,698
Blackbaud, Inc.	2,268	66,475
BMC Software, Inc.*	1,596	72,586
Bottomline Technologies de, Inc.*	2,184	57,221
BroadSoft, Inc.*	1,512	38,647
CA, Inc.	2,940	79,292
Cadence Design Systems, Inc.*	3,360	46,368
Callidus Software, Inc.*	1,764	7,568

	Shares	Value
Software – (continued)
Check Point Software Technologies Ltd.*	1,764	$82,238
Citrix Systems, Inc.*	1,848	114,890
CommVault Systems, Inc.*	2,436	179,143
Compuware Corp.*	11,508	138,096
Concur Technologies, Inc.*	504	36,847
Digimarc Corp.	336	7,372
Ebix, Inc.	1,764	32,828
Electronic Arts, Inc.*	3,024	53,253
Ellie Mae, Inc.*	588	15,300
Envivio, Inc.*	1,092	1,747
EPIQ Systems, Inc.	3,864	53,980
FactSet Research Systems, Inc.	336	31,608
Fair Isaac Corp.	2,016	93,905
Fortinet, Inc.*	1,092	19,612
Glu Mobile, Inc.*	3,108	9,573
Guidance Software, Inc.*	756	7,953
Guidewire Software, Inc.*	1,260	50,501
Imperva, Inc.*	504	19,646
Infoblox, Inc.*	2,016	44,574
Informatica Corp.*	1,008	33,193
Interactive Intelligence Group, Inc.*	756	31,321
Intuit, Inc.	2,856	170,332
Jive Software, Inc.*	1,260	17,123
Manhattan Associates, Inc.*	1,092	76,669
Mentor Graphics Corp.	4,872	88,963
MICROS Systems, Inc.*	840	35,624
Microsoft Corp.	63,084	2,088,080
MicroStrategy, Inc., Class A*	420	37,880
Mitek Systems, Inc.*	1,428	7,597
Monotype Imaging Holdings, Inc.	1,848	42,855
Net 1 UEPS Technologies, Inc.*	5,376	40,374
Netscout Systems, Inc.*	1,848	42,153
NetSuite, Inc.*	588	51,721
Nuance Communications, Inc.*	2,940	55,978
Oracle Corp.	37,380	1,225,316
Pegasystems, Inc.	924	23,386
Progress Software Corp.*	3,528	79,627
Proofpoint, Inc.*	504	9,233
PROS Holdings, Inc.*	1,092	28,305
PTC INC*	6,552	157,314
QLIK Technologies, Inc.*	4,200	109,242

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
RealPage, Inc.*	2,016	$41,126
Red Hat, Inc.*	2,184	104,679
Rosetta Stone, Inc.*	672	11,377
Rovi Corp.*	13,188	308,467
Salesforce.com, Inc.*	5,376	221,007
Seachange International, Inc.*	1,512	16,420
SolarWinds, Inc.*	924	46,985
Solera Holdings, Inc.	756	43,530
Sourcefire, Inc.*	1,512	72,213
Splunk, Inc.*	588	23,990
SS&C Technologies Holdings, Inc.*	3,108	95,385
Symantec Corp.*	6,804	165,337
Synchronoss Technologies, Inc.*	1,428	40,470
Synopsys, Inc.*	1,512	53,782
Take-Two Interactive Software, Inc.*	6,888	105,111
Tangoe, Inc.*	1,680	21,605
TeleCommunication Systems, Inc., Class A*	5,964	11,511
Telenav, Inc.*	2,688	14,085
TIBCO Software, Inc.*	1,512	29,348
TiVo, Inc.*	6,384	74,820
Tyler Technologies, Inc.*	1,680	106,243
Ultimate Software Group, Inc.*	1,344	129,817
VASCO Data Security International, Inc.*	1,260	10,723
Verint Systems, Inc.*	2,604	86,036
VirnetX Holding Corp.*	2,268	46,313
VMware, Inc., Class A*	840	59,220
Vringo, Inc.*	2,856	8,054
Websense, Inc.*	1,932	34,467
Zynga, Inc., Class A*	28,140	89,767
		8,699,105
Specialty Retail – 3.1%
Aaron’s, Inc.	3,696	106,112
Abercrombie & Fitch Co., Class A	10,500	520,380
Advance Auto Parts, Inc.	588	49,321
Aeropostale, Inc.*	4,116	60,341
American Eagle Outfitters, Inc.	1,680	32,676
America’s Car-Mart, Inc.*	924	42,754

	Shares	Value
Specialty Retail – (continued)
ANN, Inc.*	2,688	$79,404
Asbury Automotive Group, Inc.*	3,696	148,173
Ascena Retail Group, Inc.*	3,696	68,376
AutoNation, Inc.*	420	19,114
AutoZone, Inc.*	336	137,454
Barnes & Noble, Inc.*	5,208	94,421
bebe stores, inc.	1,932	10,935
Bed Bath & Beyond, Inc.*	2,268	156,038
Best Buy Co., Inc.	2,352	61,128
Big 5 Sporting Goods Corp.	2,436	40,925
Body Central Corp.*	672	6,841
Brown Shoe Co., Inc.	3,108	52,556
The Buckle, Inc.	1,428	69,329
Cabela’s, Inc.*	1,344	86,285
CarMax, Inc.*	2,268	104,419
The Cato Corp., Class A	3,360	80,674
Chico’s FAS, Inc.	5,040	92,081
The Children’s Place Retail Stores, Inc.*	1,176	57,530
Christopher & Banks Corp.*	1,764	12,260
Citi Trends, Inc.*	1,680	19,774
Coldwater Creek, Inc.*	1,176	4,198
Conn’s, Inc.*	1,428	61,847
Destination Maternity Corp.	1,680	39,900
Destination XL Group, Inc.*	5,460	27,191
Dick’s Sporting Goods, Inc.	924	44,444
DSW, Inc., Class A	1,512	99,973
Express, Inc.*	11,004	200,383
The Finish Line, Inc., Class A	6,636	128,672
Foot Locker, Inc.	1,092	38,078
Francesca’s Holdings Corp.*	2,604	74,370
GameStop Corp., Class A	1,092	38,111
The Gap, Inc.	3,360	127,646
Genesco, Inc.*	3,192	196,468
GNC Holdings, Inc., Class A	504	22,846
Group 1 Automotive, Inc.	2,688	162,570
Guess?, Inc.	7,476	206,936
Haverty Furniture Cos, Inc.	1,008	23,970
hhgregg, Inc.*	2,604	35,180
Hibbett Sports, Inc.*	1,260	69,111
The Home Depot, Inc.	15,372	1,127,536
Hot Topic, Inc.	2,268	31,639
Jos A Bank Clothiers, Inc.*	1,344	58,706

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Kirkland’s, Inc.*	1,680	$20,261
L Brands, Inc.	2,520	127,033
Lithia Motors, Inc., Class A	2,856	141,429
Lowe’s Cos., Inc.	11,424	438,910
Lumber Liquidators Holdings, Inc.*	1,260	103,270
MarineMax, Inc.*	1,260	14,603
Mattress Firm Holding Corp.*	1,344	51,502
The Men’s Wearhouse, Inc.	6,132	205,422
Monro Muffler Brake, Inc.	1,512	62,536
New York & Co., Inc.*	1,260	5,620
Office Depot, Inc.*	16,548	63,875
OfficeMax, Inc.	10,920	125,689
O’Reilly Automotive, Inc.*	1,176	126,208
Pacific Sunwear of California, Inc.*	2,184	6,006
Penske Automotive Group, Inc.	5,124	158,434
The Pep Boys-Manny Moe & Jack*	2,436	28,258
PetSmart, Inc.	1,092	74,518
Pier 1 Imports, Inc.	6,132	142,324
RadioShack Corp.	15,036	47,664
Rent-A-Center, Inc.	7,392	258,203
Ross Stores, Inc.	2,268	149,847
rue21, Inc.*	840	26,796
Sally Beauty Holdings, Inc.*	1,176	35,351
Select Comfort Corp.*	2,856	60,604
Shoe Carnival, Inc.	1,596	33,245
Signet Jewelers Ltd.	420	28,867
Sonic Automotive, Inc., Class A	4,620	101,594
Stage Stores, Inc.	3,528	97,690
Staples, Inc.	4,956	65,617
Stein Mart, Inc.	3,528	27,906
Tiffany & Co.	1,176	86,648
TJX Cos., Inc.	7,224	352,314
Tractor Supply Co.	672	72,018
Ulta Salon Cosmetics & Fragrance, Inc.*	504	44,176
Urban Outfitters, Inc.*	1,260	52,214
Vitamin Shoppe, Inc.*	1,512	74,315
The Wet Seal, Inc., Class A*	7,896	25,741
Williams-Sonoma, Inc.	924	49,600
Zale Corp.*	420	1,865
Zumiez, Inc.*	1,092	31,635
		8,648,884

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.*	1,260	$82,391
Coach, Inc.	2,940	173,048
Columbia Sportswear Co.	756	44,302
Crocs, Inc.*	11,088	177,630
Deckers Outdoor Corp.*	4,452	245,394
Fifth & Pacific Cos., Inc.*	7,308	150,691
Fossil, Inc.*	504	49,452
G-III Apparel Group Ltd.*	1,764	71,724
Hanesbrands, Inc.*	756	37,921
Iconix Brand Group, Inc.*	8,148	233,440
The Jones Group, Inc.	9,240	129,360
Lululemon Athletica, Inc.*	1,092	83,134
Maidenform Brands, Inc.*	1,092	19,656
Michael Kors Holdings Ltd.*	1,848	105,225
Movado Group, Inc.	924	27,942
NIKE, Inc., Class B	7,392	470,131
Oxford Industries, Inc.	672	39,735
Perry Ellis International, Inc.	1,764	30,994
PVH Corp.	756	87,250
Quiksilver, Inc.*	6,972	46,922
Ralph Lauren Corp.	588	106,769
Skechers U.S.A., Inc., Class A*	3,024	62,839
Steven Madden Ltd.*	2,016	98,038
True Religion Apparel, Inc.	1,260	34,096
Tumi Holdings, Inc.*	2,940	67,708
Under Armour, Inc., Class A*	672	38,358
Vera Bradley, Inc.*	1,176	26,836
VF Corp.	840	149,705
Wolverine World Wide, Inc.	2,604	124,393
		3,015,084
Thrifts & Mortgage Finance – 0.8%
Astoria Financial Corp.	11,340	108,750
Beneficial Mutual Bancorp, Inc.*	1,932	16,518
Berkshire Hills Bancorp, Inc.	2,688	69,512
BofI Holding, Inc.*	840	34,255
Brookline Bancorp, Inc.	9,240	77,616
Capitol Federal Financial, Inc.	8,820	104,429
Dime Community Bancshares, Inc.	4,032	57,537
Doral Financial Corp.*	16,884	12,717
EverBank Financial Corp.	1,428	22,848
Federal Agricultural Mortgage Corp., Class C	1,092	34,704

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Flagstar Bancorp, Inc.*	2,688	$33,358
Flushing Financial Corp.	4,032	61,206
HomeStreet, Inc.	1,512	32,508
Hudson City Bancorp, Inc.	3,696	30,714
MGIC Investment Corp.*	45,108	243,583
Nationstar Mortgage Holdings, Inc.*	420	15,443
New York Community Bancorp, Inc.	3,360	45,528
Northwest Bancshares, Inc.	5,460	66,885
OceanFirst Financial Corp.	2,184	31,035
Ocwen Financial Corp.*	3,024	110,618
Oritani Financial Corp.	2,772	42,883
People’s United Financial, Inc.	3,780	49,745
Provident Financial Services, Inc.	7,224	110,744
Provident New York Bancorp	2,016	18,225
Radian Group, Inc.	21,840	260,988
Rockville Financial, Inc.	672	8,736
Territorial Bancorp, Inc.	756	17,675
TFS Financial Corp.*	924	10,044
TrustCo Bank Corp. NY	11,760	63,034
United Financial Bancorp, Inc./MD	840	12,440
ViewPoint Financial Group, Inc.	1,764	32,846
Walker & Dunlop, Inc.*	1,764	31,417
Washington Federal, Inc.	13,860	237,976
Westfield Financial, Inc.	1,008	7,590
WSFS Financial Corp.	924	45,220
		2,159,327
Tobacco – 1.0%
Alliance One International, Inc.*	11,172	41,895
Altria Group, Inc.	19,740	720,707
Lorillard, Inc.	4,032	172,932
Philip Morris International, Inc.	16,884	1,613,942
Reynolds American, Inc.	3,192	151,365
Universal Corp.	3,024	174,031
Vector Group Ltd.	5,544	90,423
		2,965,295
Trading Companies & Distributors – 0.6%
Aceto Corp.	3,192	33,197
Air Lease Corp.	3,612	99,366

	Shares	Value
Trading Companies & Distributors – (continued)
Aircastle Ltd.	7,980	$111,401
Applied Industrial Technologies, Inc.	2,268	95,823
Beacon Roofing Supply, Inc.*	2,436	92,885
CAI International, Inc.*	1,680	42,823
DXP Enterprises, Inc.*	504	33,707
Edgen Group, Inc.*	1,428	9,782
Fastenal Co.	2,604	127,726
GATX Corp.	2,436	124,114
H&E Equipment Services, Inc.	1,428	29,074
Houston Wire & Cable Co.	2,184	29,746
Kaman Corp.	1,344	45,414
MRC Global, Inc.*	3,864	115,727
MSC Industrial Direct Co., Inc., Class A	420	33,096
Rush Enterprises, Inc., Class B*	4,704	93,139
TAL International Group, Inc.	4,284	177,358
Textainer Group Holdings Ltd.	2,016	77,959
Titan Machinery, Inc.*	1,848	41,691
United Rentals, Inc.*	1,344	70,708
W.W. Grainger, Inc.	588	144,924
Watsco, Inc.	1,680	141,758
WESCO International, Inc.*	588	42,154
		1,813,572
Transportation Infrastructure – 0.0%†
Aegean Marine Petroleum Network, Inc.	4,032	23,789
Wesco Aircraft Holdings, Inc.*	1,176	19,416
		43,205
Water Utilities – 0.1%
American States Water Co.	1,008	55,924
American Water Works Co., Inc.	1,764	73,876
Aqua America, Inc.	1,344	42,645
California Water Service Group	2,184	43,789
Connecticut Water Service, Inc.	672	19,139
Middlesex Water Co.	840	16,472
SJW Corp.	672	17,042
York Water Co.	1,260	23,625
		292,512

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – 0.4%
Boingo Wireless, Inc.*	924	$5,756
Clearwire Corp., Class A*	11,760	39,514
Crown Castle International Corp.*	2,940	226,380
Leap Wireless International, Inc.*	7,476	42,763
MetroPCS Communications, Inc.*	2,604	30,831
NII Holdings, Inc.*	24,948	217,048
NTELOS Holdings Corp.	1,596	23,493
SBA Communications Corp., Class A*	1,176	92,892
Shenandoah Telecommunications Co.	2,940	48,187
Sprint Nextel Corp.*	23,520	165,816
Telephone & Data Systems, Inc.	12,852	288,399
United States Cellular Corp.*	168	6,458
USA Mobility, Inc.	2,856	38,756
		1,226,293
Total Common Stocks (Cost $246,494,689)		281,449,141

	Principal Amount
U.S. GOVERNMENT & AGENCY SECURITY – 0.1%
U.S. Treasury Bill 0.00%, due 10/17/13(a) (b)	$205,000	204,928
Total U.S. Government & Agency Security (Cost $204,915)		204,928
Total Investment Securities (Cost $246,699,604) – 99.6%		281,654,069
Other assets less liabilities – 0.4%		1,148,154
NET ASSETS – 100.0%		$282,802,223

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

(a)	Security pledged as collateral to cover margin requirements for open futures contracts.

(b)	Zero coupon security. Rate disclosed is the yield as of April 30, 2013.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,318,298
Aggregate gross unrealized depreciation	(4,322,406)
Net unrealized appreciation	$34,995,892
Federal income tax cost of investments	$246,658,177

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ending April 30, 2013, was as follows:

Security	Value October 31, 2012	Purchases at Cost	Sales at Cost	Value April 30, 2013	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$63,356	$45,532	$1,425	$117,761	$991	$488

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	8	06/21/13	$636,880	$29,434
E-Mini S&P MidCap 400® Futures Contracts	2	06/21/13	231,540	9,110
Mini Russell 2000® Futures Contracts	5	06/21/13	472,550	12,258
				$50,802

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6%
Aerospace & Defense – 0.8%
BAE Systems PLC	17,443	$101,942
Bombardier, Inc., Class A	800	3,165
Bombardier, Inc., Class B	10,985	43,684
CAE, Inc.	544	5,890
Chemring Group PLC	10,829	45,692
Cobham PLC	2,758	10,753
European Aeronautic Defence and Space Co. N.V.	2,817	148,947
Finmeccanica SpA*	838	4,366
Kongsberg Gruppen AS	903	17,097
Meggitt PLC	4,080	29,757
MTU Aero Engines Holding AG	245	23,205
QinetiQ Group PLC	1,474	4,345
Rolls-Royce Holdings PLC*	9,955	175,082
Saab AB, Class B	233	5,118
Safran S.A.	1,170	57,521
Singapore Technologies Engineering Ltd.	11,000	39,297
Thales S.A.	649	28,219
Ultra Electronics Holdings PLC	1,083	27,812
Zodiac Aerospace	182	22,836
		794,728
Air Freight & Logistics – 0.3%
Bollore S.A.	30	12,657
Deutsche Post AG	4,779	113,538
Freightways Ltd.	1,452	5,605
Goodpack Ltd.	11,000	15,004
Mainfreight Ltd.	2,379	21,510
Oesterreichische Post AG	116	5,146
Panalpina Welttransport Holding AG	30	2,923
PostNL NV*	23,204	52,863
The Shibusawa Warehouse Co. Ltd.	2,000	12,155
Singapore Post Ltd.	5,000	5,237
TNT Express NV	2,492	19,167
Toll Holdings Ltd.	1,936	11,455
Yamato Holdings Co. Ltd.	1,900	36,611
Yusen Logistics Co. Ltd.	400	4,205
		318,076

	Shares	Value
Airlines – 0.2%
Air Berlin PLC*	3,525	$10,466
Air France-KLM*	1,677	17,016
Air New Zealand Ltd.	2,717	3,496
ANA Holdings, Inc.	8,000	17,411
Cathay Pacific Airways Ltd.	2,000	3,515
Deutsche Lufthansa AG	1,669	33,402
easyJet PLC	302	5,250
Finnair OYJ	4,086	13,467
International Consolidated Airlines Group S.A.*	6,610	27,983
Japan Airlines Co. Ltd.	200	10,143
Norwegian Air Shuttle AS*	303	14,579
Qantas Airways Ltd.*	1,868	3,684
SAS AB*	6,944	15,072
Singapore Airlines Ltd.	2,000	18,025
Skymark Airlines, Inc.*	500	1,848
Tiger Airways Holdings Ltd.*	16,800	9,003
Virgin Australia Holdings Ltd.*	9,609	4,538
		208,898
Auto Components – 1.7%
Aisin Seiki Co. Ltd.	900	32,476
Akebono Brake Industry Co. Ltd.	5,500	26,424
Brembo SpA	1,904	31,202
Bridgestone Corp.	3,600	135,818
Cie Generale des Etablissements Michelin	974	82,351
Continental AG*	543	64,545
Daido Metal Co. Ltd.	1,000	7,915
Denso Corp.	2,700	120,989
ElringKlinger AG	730	23,854
Exedy Corp.	1,800	45,088
Faurecia	2,766	51,418
Futaba Industrial Co. Ltd.	1,600	7,441
GKN PLC	8,949	38,275
G-Tekt Corp.	400	12,607
HI-LEX Corp.	1,300	27,892
Keihin Corp.	2,000	32,687
Kinugawa Rubber Industrial Co. Ltd.	3,000	15,707
Koito Manufacturing Co. Ltd.	1,000	19,320
KYB Co. Ltd.	9,000	49,061

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Leoni AG	1,765	$79,664
Linamar Corp.	2,475	58,685
Magna International, Inc.	1,128	67,959
Martinrea International, Inc.*	4,368	37,042
Musashi Seimitsu Industry Co. Ltd.	1,800	43,406
NGK Spark Plug Co. Ltd.	1,000	16,846
NHK Spring Co. Ltd.	400	4,328
Nifco, Inc./Japan	200	4,560
Nippon Seiki Co. Ltd.	3,000	39,575
Nissin Kogyo Co. Ltd.	2,000	44,205
NOK Corp.	800	11,522
Nokian Renkaat OYJ	480	20,833
Pirelli & C. SpA	507	5,271
Plastic Omnium S.A.	1,359	66,419
Press Kogyo Co. Ltd.	5,000	25,562
Riken Corp.	7,000	28,241
Sanden Corp.	6,000	25,131
Showa Corp.	2,500	36,264
Stanley Electric Co. Ltd.	400	7,671
Sumitomo Rubber Industries Ltd.	1,600	29,516
Tachi-S Co. Ltd.	1,200	22,150
Tokai Rubber Industries Ltd.	2,700	30,296
Topre Corp.	2,000	18,602
Toyo Tire & Rubber Co. Ltd.	9,000	48,414
Toyoda Gosei Co. Ltd.	200	5,186
Toyota Industries Corp.	900	36,772
TPR Co. Ltd.	1,500	26,856
TS Tech Co. Ltd.	300	9,113
Valeo S.A.	370	21,512
Xinyi Glass Holdings Ltd.	10,000	6,842
The Yokohama Rubber Co. Ltd.	1,000	13,120
Yorozu Corp.	1,200	20,018
		1,736,651
Automobiles – 2.2%
Bayerische Motoren Werke AG	1,867	169,100
Daihatsu Motor Co. Ltd.	1,000	19,834
Daimler AG	4,906	271,756
FFP	130	5,269
Fiat SpA*	4,529	27,120
Fuji Heavy Industries Ltd.	3,000	56,668

	Shares	Value
Automobiles – (continued)
Honda Motor Co. Ltd.	9,000	$358,023
Isuzu Motors Ltd.	9,000	59,963
Mazda Motor Corp.*	14,000	48,003
Mitsubishi Motors Corp.*	18,000	21,250
Nissan Motor Co. Ltd.	13,600	141,850
Peugeot S.A.*	488	3,912
Piaggio & C SpA	4,425	11,376
Renault S.A.	993	68,496
Suzuki Motor Corp.	1,900	48,724
Toyota Motor Corp.	15,000	868,494
Volkswagen AG	154	29,968
Yamaha Motor Co. Ltd.	2,000	27,882
		2,237,688
Beverages – 1.8%
Anheuser-Busch InBev N.V.	4,208	400,830
Asahi Group Holdings Ltd.	2,000	49,769
Britvic PLC	4,366	29,899
C&C Group PLC	3,999	24,885
Carlsberg A/S, Class B	568	52,783
Coca Cola Hellenic Bottling Co. S.A.*	901	22,249
Coca-Cola Amatil Ltd.	3,168	49,789
Coca-Cola Central Japan Co. Ltd.	1,500	22,636
Coca-Cola West Co. Ltd.	200	3,722
Corby Distilleries Ltd., Class A	238	4,813
Cott Corp.	2,918	32,114
Davide Campari-Milano SpA	2,464	20,043
Diageo PLC	13,096	400,315
Heineken Holding N.V.	540	32,507
Heineken N.V.	1,152	81,438
Ito En Ltd.	200	4,815
Kirin Holdings Co. Ltd.	5,000	87,619
Mikuni Coca-Cola Bottling Co. Ltd.	1,400	16,586
Molson Coors Canada, Inc., Class B	120	6,228
Pernod-Ricard S.A.	1,172	145,245
Remy Cointreau S.A.	137	15,969
Royal UNIBREW A/S	174	15,785
SABMiller PLC	5,034	271,754

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Sapporo Holdings Ltd.	2,000	$9,096
Treasury Wine Estates Ltd.	3,352	20,320
		1,821,209
Biotechnology – 0.4%
Abcam PLC	3,224	22,028
Actelion Ltd.*	873	53,426
Active Biotech AB*	270	2,367
Algeta ASA*	597	20,273
Basilea Pharmaceutica*	88	4,869
CK Life Sciences International Holdings, Inc.	48,000	4,206
CSL Ltd.	2,730	178,421
Elan Corp. PLC*	2,403	27,737
Genmab A/S*	575	15,008
Genus PLC	993	20,942
Grifols S.A.*	813	32,660
Grifols S.A., Class B*	668	20,635
NicOx S.A.*	2,113	7,229
QLT, Inc.*	600	4,818
Swedish Orphan Biovitrum AB*	2,704	17,252
Takara Bio, Inc.	200	4,743
ThromboGenics NV*	137	6,699
Zeltia S.A.*	4,904	9,924
		453,237
Building Products – 0.8%
Asahi Glass Co. Ltd.	5,000	39,216
Assa Abloy AB, Class B	1,756	70,016
Belimo Holding AG	9	20,501
Central Glass Co. Ltd.	9,000	31,783
Cie de St-Gobain	2,169	87,089
Daikin Industries Ltd.	1,100	44,154
Geberit AG*	209	51,094
GWA Group Ltd.	1,512	4,065
Hills Holdings Ltd.	14,048	16,041
James Halstead PLC	912	4,116
Kingspan Group PLC	552	6,674
Lindab International AB	398	3,117
LIXIL Group Corp.	1,100	24,719
Nibe Industrier AB, Class B	1,208	19,744
Nichias Corp.	5,000	30,541

	Shares	Value
Building Products – (continued)
Nichiha Corp.	1,600	$25,624
Nippon Sheet Glass Co. Ltd.*	49,000	56,339
Nitto Boseki Co. Ltd.	2,000	7,042
Noritz Corp.	1,800	38,158
Rockwool International A/S, Class B	82	10,839
Sankyo Tateyama, Inc.*	4,500	124,130
Sekisui Jushi Corp.	1,000	13,879
Takasago Thermal Engineering Co. Ltd.	400	3,154
TOTO Ltd.	1,000	10,369
Uponor OYJ	1,292	19,146
Wienerberger AG	3,084	38,017
		799,567
Capital Markets – 2.4%
3i Group PLC	3,034	15,517
Aberdeen Asset Management PLC	3,889	27,159
ABG Sundal Collier Holding ASA	12,905	9,415
AGF Management Ltd., Class B	2,200	25,153
Allied Properties HK Ltd.	54,000	8,489
ARA Asset Management Ltd.	15,200	23,386
Ashmore Group PLC	588	3,653
Avanza Bank Holding AB	174	3,837
Azimut Holding SpA	1,299	24,182
Banca Generali SpA	1,368	28,226
Bank Sarasin & Cie AG, Class B*	643	18,412
BinckBank NV	3,474	26,652
Boursorama*	690	5,513
Brederode S.A.	186	6,045
Canaccord Financial, Inc.	4,078	23,312
CI Financial Corp.	785	22,016
Close Brothers Group PLC	2,342	37,872
Credit Suisse Group AG*	8,041	223,152
Daiwa Securities Group, Inc.	9,000	79,735
Deutsche Bank AG	5,088	234,177
Dundee Corp., Class A*	2,342	87,710
EFG International AG*	1,165	15,614
F&C Asset Management PLC	11,846	18,068
Financiere de Tubize S.A.*	179	8,531

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
GAM Holding AG*	1,345	$23,745
Gimv N.V.	148	7,625
GMP Capital, Inc.	600	3,197
Hargreaves Lansdown PLC	1,217	18,553
Henderson Group PLC	2,212	5,681
ICAP PLC	1,207	5,407
Ichiyoshi Securities Co. Ltd.	2,700	39,276
IGM Financial, Inc.	657	29,321
Intermediate Capital Group PLC	20,800	136,744
Investec PLC	3,291	23,306
IOOF Holdings Ltd.	3,394	31,074
Jafco Co. Ltd.	300	14,506
Julius Baer Group Ltd.*	1,046	41,707
Jupiter Fund Management PLC	4,862	25,010
kabu.com Securities Co. Ltd.	2,000	14,639
Macquarie Group Ltd.	1,856	75,504
Man Group PLC	4,673	7,433
Marusan Securities Co. Ltd.	1,200	10,176
Matsui Securities Co. Ltd.	1,300	16,348
Mediobanca SpA	3,062	19,482
MLP AG	523	3,717
Monex Group, Inc.	35	15,773
Nomura Holdings, Inc.	18,900	153,862
Okasan Securities Group, Inc.	3,000	37,635
Paris Orleans S.A.	1,181	30,440
Partners Group Holding AG	110	28,242
Perpetual Ltd.	693	29,638
Ratos AB, Class B	406	3,898
SBI Holdings, Inc./Japan	400	7,745
Schroders PLC	1,174	42,665
Sprott, Inc.	1,700	5,425
Sun Hung Kai & Co. Ltd.	30,000	20,991
SVG Capital PLC*	9,441	58,497
Tetragon Financial Group Ltd.	2,349	25,722
Tullett Prebon PLC	12,241	46,582
UBS AG*	19,976	356,964
Union Financiere de France BQE S.A.	774	17,041
Uranium Participation Corp.*	6,408	30,643
Value Partners Group Ltd.*	6,000	3,672

	Shares	Value
Capital Markets – (continued)
Verwaltungs- und Privat-Bank AG	129	$10,346
Vontobel Holding AG	180	5,813
		2,459,871
Chemicals – 3.6%
Achilles Corp./Japan	11,000	15,809
ADEKA Corp.	4,700	42,267
Agrium, Inc.	909	83,458
Air Liquide S.A.	1,677	212,517
Air Water, Inc.	1,000	16,169
Akzo Nobel N.V.	1,278	77,135
Arkema S.A.	342	32,077
Asahi Kasei Corp.	9,000	60,425
AZ Electronic Materials S.A.	739	3,275
BASF SE	4,862	454,601
C Uyemura & Co. Ltd.	200	8,172
Canexus Corp.	3,680	34,501
Chr Hansen Holding A/S	237	8,550
Chugoku Marine Paints Ltd.	3,000	15,122
Clariant AG*	2,513	36,791
Croda International PLC	704	27,152
Daicel Corp.	1,000	8,059
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,000	18,643
Daiso Co. Ltd.	2,000	5,872
Denki Kagaku Kogyo KK	2,000	7,309
DIC Corp.	2,000	4,476
DuluxGroup Ltd.	6,454	31,421
Earth Chemical Co. Ltd.	400	14,146
Elementis PLC	7,867	32,263
EMS-Chemie Holding AG	53	15,333
Filtrona PLC	3,783	41,598
Frutarom Industries Ltd.	360	5,322
Fuchs Petrolub AG	89	7,291
Fujimi, Inc.	100	1,338
Givaudan S.A.*	45	57,936
H&R AG	1,125	13,708
Hexpol AB	536	30,182
Hitachi Chemical Co. Ltd.	200	3,131
Incitec Pivot Ltd.	7,743	23,229
Ishihara Sangyo Kaisha Ltd.*	23,000	20,306
Israel Chemicals Ltd.	2,640	31,413

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
The Israel Corp. Ltd.*	6	$3,859
Johnson Matthey PLC	1,063	40,104
JSP Corp.	1,100	16,069
JSR Corp.	500	11,513
K+S AG	947	41,913
Kaneka Corp.	1,000	6,016
Kansai Paint Co. Ltd.	1,000	12,822
Kemira OYJ	222	3,363
Koninklijke DSM N.V.	884	57,026
Koninklijke Ten Cate NV	1,558	37,867
Kuraray Co. Ltd.	2,000	30,366
Kureha Corp.	7,000	24,720
Lanxess AG	441	32,152
Lee & Man Chemical Co. Ltd.	8,000	3,711
Linde AG	992	187,808
LyondellBasell Industries N.V., Class A	1,900	115,330
Methanex Corp.	646	27,424
Mitsubishi Chemical Holdings Corp.	5,500	26,763
Mitsubishi Gas Chemical Co. Inc.	3,000	22,913
Mitsui Chemicals, Inc.	2,000	4,620
Nihon Nohyaku Co. Ltd.	2,000	19,033
Nippon Kayaku Co. Ltd.	1,000	14,413
Nippon Paint Co. Ltd.	1,000	11,857
Nippon Shokubai Co. Ltd.	1,000	9,814
Nippon Soda Co. Ltd.	9,000	41,854
The Nippon Synthetic Chemical Industry Co. Ltd.	2,000	19,197
Nissan Chemical Industries Ltd.	200	2,593
Nitto Denko Corp.	900	59,132
NOF Corp.	9,000	48,414
Novozymes A/S, Class B	1,379	47,674
Nufarm Ltd./Australia	4,745	20,687
Nuplex Industries Ltd.	9,865	28,181
Orica Ltd.	2,178	51,661
Potash Corp. of Saskatchewan, Inc.	4,662	196,519
Sakai Chemical Industry Co. Ltd.	3,000	9,424
Sanyo Chemical Industries Ltd.	3,000	17,709

	Shares	Value
Chemicals – (continued)
Sateri Holdings Ltd.	12,000	$2,814
Shin-Etsu Chemical Co. Ltd.	2,000	134,688
Shin-Etsu Polymer Co. Ltd.	3,800	14,083
Showa Denko KK	2,000	3,223
Sika AG	11	26,584
Solvay S.A.	271	39,766
Sumitomo Bakelite Co. Ltd.	10,000	40,550
Sumitomo Chemical Co. Ltd.	9,000	30,120
Symrise AG	524	22,383
Syngenta AG	513	219,459
Taiyo Holdings Co. Ltd.	200	6,314
Taiyo Nippon Sanso Corp.	1,000	6,632
Takasago International Corp.	4,000	21,353
Teijin Ltd.	2,000	4,804
Tessenderlo Chemie NV	745	21,088
Tikkurila Oyj	399	8,574
Tokai Carbon Co. Ltd.	10,000	33,775
Tokuyama Corp.	3,000	8,069
Toray Industries, Inc.	9,000	63,197
Tosoh Corp.	2,000	6,591
Toyobo Co. Ltd.	2,000	3,490
Ube Industries Ltd./Japan	2,000	4,045
Umicore S.A.	523	24,237
Victrex PLC	1,424	35,572
Wacker Chemie AG	136	10,403
Yara International ASA	1,010	47,368
Yule Catto & Co. PLC	14,941	46,718
Zeon Corp.	1,000	10,748
		3,702,166
Commercial Banks – 11.3%
The 77 Bank Ltd.	1,000	5,944
The Aichi Bank Ltd.	100	5,718
The Akita Bank Ltd.	9,000	25,038
Aktia OYJ, Class A	2,028	17,379
Alpha Bank AE*	3,501	4,436
The Aomori Bank Ltd.	10,000	29,771
Aozora Bank Ltd.	8,000	25,049
Australia & New Zealand Banking Group Ltd.	14,474	478,388
Banca Carige SpA	16,096	11,714
Banca Monte dei Paschi di Siena SpA*	11,030	3,111

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Banca Piccolo Credito Valtellinese Scarl	25,653	$32,130
Banca Popolare dell’Emilia Romagna Scrl	747	6,333
Banca Popolare di Milano Scarl*	5,794	3,873
Banca Popolare di Sondrio SCARL*	804	4,666
Banco Bibao Vizcaya Argentaria S.A.*	28,342	275,388
Banco Bilbao Vizcaya Argentaria S.A.*^	506	4,917
Banco BPI S.A.*	9,348	13,434
Banco Comercial Portugues S.A., Class R*	152,652	21,132
Banco de Sabadell S.A.	15,765	32,819
Banco Espirito Santo S.A.*	3,658	4,191
Banco Popolare SC*	4,982	7,192
Banco Popular Espanol S.A.	22,845	17,800
Banco Santander S.A.*	55,677	403,064
Banco Santander S.A.*^	1,637	11,851
Bank Hapoalim BM*	8,922	41,454
Bank Leumi Le-Israel BM*	9,082	32,237
Bank of East Asia Ltd.	7,540	30,993
Bank of Greece	147	2,616
The Bank of Iwate Ltd.	900	38,713
The Bank of Kyoto Ltd.	1,000	10,512
Bank of Montreal	3,467	217,806
The Bank of Nagoya Ltd.	2,000	9,486
Bank of Nova Scotia	6,158	355,638
The Bank of Okinawa Ltd.	400	19,423
Bank of Queensland Ltd.	528	5,497
Bank of the Ryukyus Ltd.	300	4,432
The Bank of Yokohama Ltd.	9,000	54,697
Bankia S.A.*	16	84
Bankinter S.A.*	1,633	6,020
Bankinter S.A.*^	905	3,336
Banque Cantonale Vaudoise	8	4,431
Barclays PLC	63,586	283,090
Bendigo and Adelaide Bank Ltd.	2,756	31,641
Berner Kantonalbank AG	22	6,140
BNP Paribas S.A.	5,256	293,188
CaixaBank	7,355	27,258
Canadian Imperial Bank of Commerce/Canada	2,171	173,900

	Shares	Value
Commercial Banks – (continued)
Canadian Western Bank	176	$4,980
The Chiba Bank Ltd.	4,000	31,044
The Chiba Kogyo Bank Ltd.*	1,900	17,243
The Chugoku Bank Ltd.	1,000	17,411
Comdirect Bank AG	411	4,362
Commerzbank AG*	2,008	27,043
Commonwealth Bank of Australia	8,616	656,925
Credit Agricole S.A.*	5,365	49,166
Credito Bergamasco SpA	336	5,644
Credito Emiliano SpA	4,097	23,442
Dah Sing Banking Group Ltd.	22,000	32,374
Dah Sing Financial Holdings Ltd.	7,200	37,806
Danske Bank A/S*	3,711	70,218
DBS Group Holdings Ltd.	10,000	136,078
Dexia S.A.*	47,953	3,161
DNB ASA*	5,330	87,259
The Ehime Bank Ltd.	2,000	5,153
The Eighteenth Bank Ltd.	9,000	23,191
Erste Group Bank AG*	1,128	35,394
Espirito Santo Financial Group S.A.*	5,769	39,855
Eurobank Ergasias S.A.*	7,808	2,018
The Fukui Bank Ltd.	13,000	27,225
Fukuoka Financial Group, Inc.	2,000	10,225
The Governor & Co. of the Bank of Ireland*	117,954	26,281
The Gunma Bank Ltd.	2,000	12,709
The Hachijuni Bank Ltd.	2,000	13,592
Hang Seng Bank Ltd.	4,500	75,265
The Higashi-Nippon Bank Ltd.	8,000	20,285
The Hiroshima Bank Ltd.	2,000	10,533
The Hokuetsu Bank Ltd.	9,000	21,158
Hokuhoku Financial Group, Inc.	2,000	4,661
HSBC Holdings PLC	99,807	1,092,814
Intesa Sanpaolo SpA	57,495	103,764
Israel Discount Bank Ltd., Class A*	3,293	5,526
The Iyo Bank Ltd.	1,000	10,471
The Joyo Bank Ltd.	4,000	24,556
Jyske Bank A/S*	130	5,064
Kansai Urban Banking Corp.	18,000	24,576
KBC Groep N.V.	1,440	56,575
Kiyo Holdings, Inc.	8,000	13,962

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Laurentian Bank of Canada	1,650	$72,522
Liechtensteinische Landesbank AG	607	25,549
Lloyds Banking Group PLC*	227,512	192,382
The Michinoku Bank Ltd.	8,000	19,382
The Mie Bank Ltd.	2,000	4,804
The Minato Bank Ltd.	2,000	3,675
Mitsubishi UFJ Financial Group, Inc.	68,700	467,592
The Miyazaki Bank Ltd.	9,000	26,609
Mizrahi Tefahot Bank Ltd.*	506	5,174
Mizuho Financial Group, Inc.	123,400	272,364
The Musashino Bank Ltd.	300	12,750
The Nanto Bank Ltd.	1,000	4,414
National Australia Bank Ltd.	12,258	432,630
National Bank of Canada	903	68,363
National Bank of Greece S.A.*	2,586	2,165
Natixis	5,282	23,189
The Nishi-Nippon City Bank Ltd.	2,000	6,673
Nordea Bank AB	13,475	161,642
The Oita Bank Ltd.	9,000	35,109
Oversea-Chinese Banking Corp. Ltd.	15,000	132,140
Piraeus Bank S.A.*	59,106	16,520
Raiffeisen Bank International AG	308	10,881
Resona Holdings, Inc.	9,000	48,044
Ringkjoebing Landbobank A/S	102	16,775
Royal Bank of Canada	7,778	469,997
Royal Bank of Scotland Group PLC*	10,134	48,311
Senshu Ikeda Holdings, Inc.	400	2,115
Seven Bank Ltd.	1,000	3,552
The Shiga Bank Ltd.	1,000	7,042
The Shikoku Bank Ltd.	2,000	6,098
The Shimizu Bank Ltd.	200	5,930
Shinsei Bank Ltd.	8,000	22,421
The Shizuoka Bank Ltd.	3,000	36,711
Skandinaviska Enskilda Banken AB, Class A	7,615	78,230
Societe Generale S.A.*	3,987	144,973
Spar Nord Bank A/S*	5,438	35,003
SpareBank 1 SMN	6,516	55,460

	Shares	Value
Commercial Banks – (continued)
Standard Chartered PLC	13,014	$327,523
Sumitomo Mitsui Financial Group, Inc.	7,200	340,376
Sumitomo Mitsui Trust Holdings, Inc.	18,000	90,360
Suruga Bank Ltd.	1,000	17,678
Svenska Handelsbanken AB, Class A	2,656	120,795
Swedbank AB	5,068	124,877
Sydbank A/S*	1,578	35,997
The Tochigi Bank Ltd.	6,000	24,330
The Toho Bank Ltd.	4,000	12,524
The Tokyo Tomin Bank Ltd.	2,500	34,853
TOMONY Holdings, Inc.	6,600	27,102
The Toronto-Dominion Bank	4,897	402,091
The Towa Bank Ltd.	16,000	18,561
The Tsukuba Bank Ltd.	5,400	26,720
UniCredit SpA*	23,114	120,675
Unione di Banche Italiane SCPA	4,896	20,462
United Overseas Bank Ltd.	7,000	121,341
Valiant Holding*	409	38,349
Westpac Banking Corp.	16,239	569,763
Wing Hang Bank Ltd.	500	5,254
The Yachiyo Bank Ltd.	1,200	44,780
The Yamagata Bank Ltd.	1,000	4,958
Yamaguchi Financial Group, Inc.	1,000	10,851
The Yamanashi Chuo Bank Ltd.	2,000	9,280
Zuger Kantonalbank AG	4	21,465
		11,515,095
Commercial Services & Supplies – 1.1%
Aggreko PLC	1,503	41,686
Babcock International Group PLC	1,776	29,577
Berendsen PLC	3,072	36,983
Bilfinger SE	255	25,584
Black Diamond Group Ltd.	1,100	23,152
Brambles Ltd.	9,326	84,417
Cabcharge Australia Ltd.	692	3,434
Dai Nippon Printing Co. Ltd.	3,000	29,350
Daiseki Co. Ltd.	300	5,744
De La Rue PLC	1,721	24,951
Derichebourg S.A.*	4,118	16,662
Downer EDI Ltd.	890	4,536

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Duskin Co. Ltd.	200	$4,061
Edenred	1,038	34,596
G4S PLC	6,365	30,988
Gategroup Holding AG*	636	12,324
Homeserve PLC	4,681	15,256
Horizon North Logistics, Inc.	842	4,981
Intrum Justitia AB	1,613	33,266
Kaba Holding AG, Class B*	57	22,335
Lassila & Tikanoja OYJ*	204	3,617
Loomis AB, Class B	1,396	27,227
Matsuda Sangyo Co. Ltd.	800	11,588
Mineral Resources Ltd.	367	3,714
Mitie Group PLC	5,833	25,075
Mitsubishi Pencil Co. Ltd.	200	4,236
Moshi Moshi Hotline, Inc.	200	2,961
Newalta Corp.	1,609	22,187
Nissha Printing Co. Ltd.	1,300	20,939
Okamura Corp.	1,000	7,586
Oyo Corp.	1,100	18,034
Park24 Co. Ltd.	700	14,121
PayPoint PLC	1,283	16,264
Pilot Corp.	4	16,302
Progressive Waste Solutions Ltd.	824	18,391
Prosegur Cia de Seguridad S.A.	502	2,806
Regus PLC	34,633	88,293
Rentokil Initial PLC	3,855	5,691
Ritchie Bros Auctioneers, Inc.	166	3,367
RPS Group PLC	1,976	7,670
Salmat Ltd.	3,131	6,598
Sato Holdings Corp.	1,100	23,059
Seche Environnement S.A.	94	3,735
Secom Co. Ltd.	1,000	55,846
Securitas AB, Class B	757	7,426
Serco Group PLC	3,708	35,694
Shanks Group PLC	2,768	3,522
Societe BIC S.A.	209	22,327
Tokyu Community Corp.	200	10,389
Tomra Systems ASA	799	7,494
Toppan Printing Co. Ltd.	3,000	22,852
Transcontinental, Inc., Class A	3,584	46,214
Transfield Services Ltd.	27,136	44,929

	Shares	Value
Commercial Services & Supplies – (continued)
Transpacific Industries Group Ltd.*	16,864	$16,981
		1,111,018
Communications Equipment – 0.5%
AAC Technologies Holdings, Inc.	3,500	17,070
Aastra Technologies Ltd.	300	5,637
Alcatel-Lucent*	16,600	22,783
Axis Communications AB	894	24,570
Denki Kogyo Co. Ltd.	2,000	9,280
EVS Broadcast Equipment S.A.	86	5,839
Hitachi Kokusai Electric, Inc.	1,000	11,765
Japan Radio Co. Ltd.*	1,000	3,788
Nokia OYJ	20,106	67,436
Pace PLC	5,889	22,758
RADWARE Ltd.*	800	11,992
Research In Motion Ltd.*	2,196	36,023
Sierra Wireless, Inc.*	900	9,968
Spirent Communications PLC	12,043	24,460
Telefonaktiebolaget LM Ericsson, Class A	566	6,864
Telefonaktiebolaget LM Ericsson, Class B	16,075	200,902
TKH Group NV	328	8,908
VTech Holdings Ltd.	1,900	24,238
Wi-Lan, Inc.	1,838	7,273
		521,554
Computers & Peripherals – 0.3%
Bull*	1,662	5,347
Eizo Corp.	500	8,654
Fujitsu Ltd.	10,000	41,988
Gemalto N.V.	407	33,290
Japan Digital Laboratory Co. Ltd.	1,800	22,137
Logitech International S.A.*	3,059	19,494
Melco Holdings, Inc.	1,100	18,136
NEC Corp.	14,000	36,362
Seiko Epson Corp.	900	10,320
Toshiba Corp.	23,000	126,794
Wacom Co. Ltd./Japan	1	4,573
Wincor Nixdorf AG	543	28,607
		355,702

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.5%
Abengoa S.A.	261	$699
ACS Actividades de Construccion y Servicios S.A.	380	9,782
Aecon Group, Inc.	3,105	38,278
Arcadis N.V.	894	24,758
Ausdrill Ltd.	13,934	21,913
Ausenco Ltd.	2,356	6,774
Balfour Beatty PLC	1,738	5,840
Bird Construction, Inc.	258	3,353
Boart Longyear Ltd.	25,480	25,259
Bouygues S.A.	885	24,724
Cardno Ltd.	3,365	22,740
Carillion PLC	5,329	22,245
Chiyoda Corp.	1,000	10,256
Chudenko Corp.	2,300	23,375
Cie d’Entreprises CFE	354	21,562
Colas S.A.	20	3,006
COMSYS Holdings Corp.	300	3,973
Eiffage S.A.	82	3,634
Elecnor S.A.	2,973	33,826
Ellaktor S.A.*	6,332	17,281
Ferrovial S.A.	2,044	33,860
FLSmidth & Co. A/S	140	8,153
Fomento de Construcciones y Contratas SA	2,880	29,886
Galliford Try PLC	4,115	63,117
Genivar, Inc.	1,072	26,644
Hibiya Engineering Ltd.	1,100	10,773
Hochtief AG*	86	5,975
Impregilo SpA	3,756	19,748
Interserve PLC	7,093	52,195
JGC Corp.	1,000	29,617
Kajima Corp.	6,000	19,156
Keller Group PLC	554	7,411
Kier Group PLC	1,206	21,999
Koninklijke BAM Groep NV	12,808	56,737
Koninklijke Boskalis Westminster NV	750	31,271
Kyudenko Corp.	1,000	4,681
Leighton Holdings Ltd.	1,172	24,320
Lemminkainen OYJ	186	3,699
Macmahon Holdings Ltd.	60,466	11,298

	Shares	Value
Construction & Engineering – (continued)
Maeda Corp.	8,000	$38,271
Mirait Holdings Corp.	2,800	30,239
Monadelphous Group Ltd.	156	3,389
Morgan Sindall Group PLC	3,143	28,128
NCC AB, Class B	218	5,170
Nippon Densetsu Kogyo Co. Ltd.	3,000	33,662
Nishimatsu Construction Co. Ltd.	14,000	26,732
NRW Holdings Ltd.	12,772	17,235
Obayashi Corp.	2,000	12,299
Okumura Corp.	2,000	8,090
Outotec OYJ	360	5,259
Peab AB	10,549	59,124
Penta-Ocean Construction Co. Ltd.	8,500	21,815
Royal Imtech NV*	174	1,936
Sacyr Vallehermoso S.A.*	11,054	23,026
Sanki Engineering Co. Ltd.	2,000	11,375
Shikun & Binui Ltd.	12,330	25,799
Shimizu Corp.	2,000	8,048
SHO-BOND Holdings Co. Ltd.	200	8,439
Skanska AB, Class B	2,162	36,806
SNC-Lavalin Group, Inc.	900	38,904
SOCAM Development Ltd.	20,000	28,812
Sweco AB, Class B	1,854	22,340
Taihei Dengyo Kaisha Ltd.	1,000	6,088
Taikisha Ltd.	600	13,582
Taisei Corp.	7,000	23,355
Toyo Engineering Corp.	3,000	14,352
Trevi Finanziaria Industriale SpA	574	4,389
UGL Ltd.	334	3,488
United Engineers Ltd.	12,000	30,593
Veidekke ASA	2,458	19,426
Vinci S.A.	2,637	127,105
YIT OYJ	218	4,124
Yokogawa Bridge Holdings Corp.	1,000	10,512
Yurtec Corp.	1,000	3,131
		1,538,861
Construction Materials – 0.5%
Adelaide Brighton Ltd.	932	3,289
Boral Ltd.	4,399	22,832
Buzzi Unicem SpA	811	12,414

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Cementir Holding SpA	1,815	$5,121
Cimpor Cimentos de Portugal SGPS S.A.	521	2,349
CRH PLC	3,972	85,489
Fletcher Building Ltd.	3,512	26,633
HeidelbergCement AG	747	53,841
Holcim Ltd.*	1,155	90,080
Imerys S.A.	76	4,985
Italcementi SpA	3,175	11,638
Italmobiliare SpA*	778	13,794
James Hardie Industries PLC	2,550	26,841
Lafarge S.A.	974	62,993
Marshalls PLC	1,746	3,458
RHI AG	529	17,502
Sumitomo Osaka Cement Co. Ltd.	3,000	8,993
Taiheiyo Cement Corp.	11,000	28,570
Titan Cement Co. S.A.*	479	8,904
		489,726
Consumer Finance – 0.2%
Acom Co. Ltd.*	80	3,269
AEON Financial Service Co. Ltd.	500	14,993
Aiful Corp.*	3,250	37,068
Credit Saison Co. Ltd.	1,000	29,227
FlexiGroup Ltd./Australia	3,498	15,251
Hong Leong Finance Ltd.	2,000	4,514
International Personal Finance PLC	3,573	28,361
J Trust Co. Ltd.	400	16,384
Jaccs Co. Ltd.	6,000	41,269
Orient Corp.*	4,000	13,838
Provident Financial PLC	858	21,754
		225,928
Containers & Packaging – 0.3%
Amcor Ltd.	7,021	72,080
BillerudKorsnas AB	2,448	24,203
Cascades, Inc.	4,900	23,968
CCL Industries, Inc., Class B	696	43,565
DS Smith PLC	6,384	23,181
Fuji Seal International, Inc.	900	25,343

	Shares	Value
Containers & Packaging – (continued)
Huhtamaki OYJ	318	$5,962
Rengo Co. Ltd.	2,000	9,671
Rexam PLC	3,952	31,769
RPC Group PLC	3,214	19,899
Smurfit Kappa Group PLC	1,115	16,567
Toyo Seikan Group Holdings Ltd.	400	5,478
Winpak Ltd.	210	3,913
		305,599
Distributors – 0.3%
Breville Group Ltd.	568	4,116
D’ieteren SA/NV	182	8,398
Doshisha Co. Ltd.	1,800	28,383
Headlam Group PLC	560	2,998
Inchcape PLC	1,049	8,180
Jardine Cycle & Carriage Ltd.	1,000	39,540
Li & Fung Ltd.	28,000	36,224
Pacific Brands Ltd.	51,363	45,853
Paltac Corp.	1,500	19,480
Silver base Group Holdings Ltd.	39,000	8,995
Smiths News PLC	9,713	27,136
Uni-Select Inc.	1,505	30,972
		260,275
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	400	17,719
EnerCare, Inc.	424	3,963
Invocare Ltd.	2,685	32,526
Navitas Ltd.	2,131	11,967
		66,175
Diversified Financial Services – 1.2%
Ackermans & van Haaren NV	96	8,180
ASX Ltd.	1,028	40,134
Banque Nationale de Belgique	10	36,322
Bolsas y Mercados Espanoles S.A.	1,353	36,746
Challenger Ltd./Australia	1,140	4,970
Davis & Henderson Corp.	1,109	25,954
Deutsche Boerse AG	965	60,305
Eurazeo	74	3,924
Exor SpA	152	4,609

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Fimalac*	68	$3,640
First Pacific Co. Ltd./Hong Kong	16,000	22,143
Fuyo General Lease Co. Ltd.	900	40,930
Grenkeleasing AG	54	4,336
Groupe Bruxelles Lambert S.A.	477	36,978
HAL Trust	379	48,968
Henex	68	4,527
Hong Kong Exchanges and Clearing Ltd.	5,500	92,557
IBJ Leasing Co. Ltd.	900	31,598
IG Group Holdings PLC	2,763	23,157
Industrivarden AB, Class C	296	5,533
ING Groep N.V.*	20,691	170,003
Investment AB Kinnevik, Class B	1,181	30,888
Investor AB, Class A	877	25,390
Investor AB, Class B	2,172	64,088
Japan Exchange Group Inc.	100	12,278
Japan Securities Finance Co. Ltd.	4,500	44,256
KBC Ancora*	1,377	26,161
London Stock Exchange Group PLC	1,194	24,920
Lundbergforetagen AB, Class B	678	26,457
Marfin Investment Group Holdings S.A.*	31,167	13,765
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,300	29,871
Onex Corp.	262	13,089
ORIX Corp.	5,500	84,468
Pacific Century Regional Developments Ltd.*	49,000	8,355
Pargesa Holding S.A.	70	4,883
Pohjola Bank PLC, Class A	274	4,667
Public Financial Holdings Ltd.	10,000	5,090
Ricoh Leasing Co. Ltd.	1,100	33,821
Singapore Exchange Ltd.	3,000	18,220
SNS REAAL NV*^	2,857	–
Sofina S.A.	46	4,382
TMX Group Ltd.	425	22,411
Wendel S.A.	76	8,242
		1,211,216

	Shares	Value
Diversified Telecommunication Services – 2.1%
BCE, Inc.	1,380	$64,743
Belgacom S.A.	812	18,735
Bell Aliant Inc.	118	3,160
Bezeq The Israeli Telecommunication Corp. Ltd.	12,446	18,060
BT Group PLC	40,881	175,738
Cable & Wireless Communications PLC	134,768	88,684
Colt Group S.A.*	20,917	37,439
Deutsche Telekom AG	14,887	176,290
Elisa OYJ	439	8,334
France Telecom S.A.	10,080	107,964
Hellenic Telecommunications Organization SA*	545	4,742
HKT Trust / HKT Ltd.	11,000	11,552
Hutchison Telecommunications Hong Kong Holdings Ltd.	26,000	13,870
Iliad S.A.	105	24,032
Inmarsat PLC	3,160	35,534
Jazztel PLC*	3,250	24,466
Koninklijke KPN N.V.	6,519	13,605
Manitoba Telecom Services, Inc.	700	22,729
Nippon Telegraph & Telephone Corp.	2,400	118,879
PCCW Ltd.	31,000	15,778
Portugal Telecom SGPS S.A.	4,044	21,119
Singapore Telecommunications Ltd.	46,000	146,779
Swisscom AG	101	47,600
TalkTalk Telecom Group PLC	5,820	22,709
TDC A/S	3,956	32,124
Telecom Corp of New Zealand Ltd.	4,251	9,500
Telecom Italia SpA	53,535	45,348
Telefonica Deutschland Holding AG*	679	5,394
Telefonica S.A.	21,287	312,642
Telekom Austria AG	364	2,498
Telenor ASA	3,972	89,416
TeliaSonera AB	11,954	82,345
Telstra Corp. Ltd.	23,204	119,953
TELUS Corp.	2,404	86,638

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Vivendi S.A.	7,065	$160,209
Ziggo NV	462	16,577
		2,185,185
Electric Utilities – 1.1%
Acciona S.A.	52	3,411
Cheung Kong Infrastructure Holdings Ltd.	3,000	21,764
Chubu Electric Power Co. Inc.	3,600	46,603
The Chugoku Electric Power Co. Inc.	1,300	18,644
CLP Holdings Ltd.	10,000	88,138
Contact Energy Ltd.	4,950	22,421
EDP – Energias de Portugal S.A.	8,003	27,539
Electricite de France S.A.	1,567	35,059
Emera Inc.	900	33,017
Endesa S.A.	208	4,726
Enel SpA	34,913	135,142
Fortis, Inc.	945	32,836
Fortum OYJ	2,170	40,368
Hokkaido Electric Power Co. Inc.*	400	5,071
Hokuriku Electric Power Co.	1,100	16,193
Iberdrola S.A.	22,728	122,555
The Kansai Electric Power Co. Inc.*	3,900	47,564
Kyushu Electric Power Co. Inc.*	1,900	26,234
The Okinawa Electric Power Co. Inc.	700	25,870
Power Assets Holdings Ltd.	7,000	68,371
Public Power Corp. S.A.*	1,519	14,739
Red Electrica Corp. S.A.	488	25,986
Repower AG	33	4,789
Romande Energie Holding S.A.	7	7,535
Shikoku Electric Power Co. Inc.*	1,000	18,119
SP AusNet	3,135	4,084
Spark Infrastructure Group	8,516	15,824
SSE PLC	5,160	125,043
Terna Rete Elettrica Nazionale SpA	7,084	33,193
Tohoku Electric Power Co. Inc.*	2,600	27,812
Tokyo Electric Power Co. Inc.*	7,600	33,549
Verbund AG	146	3,200
		1,135,399

	Shares	Value
Electrical Equipment – 1.2%
ABB Ltd.*	12,306	$278,854
Alstom S.A.	1,162	47,737
Areva S.A.*	411	6,229
Cosel Co. Ltd.	700	8,041
Daihen Corp.	5,000	15,193
Endo Lighting Corp.	200	8,110
Fuji Electric Co. Ltd.	2,000	6,837
Fujikura Ltd.	4,000	14,988
Furukawa Electric Co. Ltd.	5,000	12,627
Futaba Corp./Chiba	400	5,572
Gamesa Corp. Tecnologica S.A.	9,235	36,173
GS Yuasa Corp.	1,000	4,240
Hitachi Cable Ltd.	12,000	20,819
Huber & Suhner AG	90	4,399
Idec Corp./Japan	2,700	24,059
Legrand S.A.	1,325	61,813
Mersen	831	19,228
Mitsubishi Electric Corp.	10,000	95,267
Nexans S.A.	1,226	56,322
Nidec Corp.	800	54,450
Nippon Signal Co. Ltd.	2,600	20,953
Nissin Electric Co. Ltd.	1,000	4,979
Nitto Kogyo Corp.	1,300	19,338
Nordex SE*	1,750	13,172
Ormat Industries*	985	5,849
Phoenix Mecano AG	18	9,112
Prysmian SpA	882	17,826
Schneider Electric S.A.	2,799	213,663
SGL Carbon SE	568	19,418
Sinfonia Technology Co. Ltd.	3,000	5,112
Sumitomo Electric Industries Ltd.	3,600	47,823
SWCC Showa Holdings Co. Ltd.*	9,000	9,332
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	7,135
Ushio, Inc.	400	4,073
Vacon PLC	308	21,148
Vestas Wind Systems A/S*	3,844	33,349
Zumtobel AG	2,173	24,360
		1,257,600
Electronic Equipment, Instruments & Components – 1.4%
Alps Electric Co. Ltd.	1,200	9,128
Amano Corp.	600	6,412

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Anritsu Corp.	1,000	$14,937
Azbil Corp.	300	6,474
Barco N.V.	594	52,900
Canon Electronics, Inc.	1,000	20,357
Celestica Inc.*	10,701	92,557
Citizen Holdings Co. Ltd.	800	4,722
Dai-ichi Seiko Co. Ltd.	200	2,928
Daiwabo Holdings Co. Ltd.	9,000	17,000
Domino Printing Sciences PLC	2,246	23,316
Elec & Eltek International Co. Ltd.	4,000	9,360
Electrocomponents PLC	7,443	27,849
Enplas Corp.	100	5,811
Evertz Technologies Ltd.	300	4,668
Foxconn International Holdings Ltd.*	5,000	1,933
FUJIFILM Holdings Corp.	2,700	55,380
Halma PLC	895	6,972
Hamamatsu Photonics KK	200	8,223
Hexagon AB, Class B	1,760	50,327
Hirose Electric Co. Ltd.	100	14,372
Hitachi High-Technologies Corp.	200	4,983
Hitachi Ltd.	27,000	172,405
Horiba Ltd.	300	10,841
Hosiden Corp.	3,500	19,977
Hoya Corp.	2,000	39,996
Ibiden Co. Ltd.	700	12,252
Ingenico	64	4,294
Japan Aviation Electronics Industry Ltd.	3,000	25,870
Jenoptik AG	470	5,397
Kaga Electronics Co. Ltd.	400	3,277
Kapsch TrafficCom AG	121	5,950
Keyence Corp.	300	95,165
Koa Corp.	900	9,692
Kudelski S.A.*	266	3,350
Kyocera Corp.	900	91,562
Laird PLC	2,340	7,907
Maruwa Co. Ltd./Aichi	200	6,092
Mitsumi Electric Co. Ltd.*	3,700	21,157
Murata Manufacturing Co. Ltd.	1,000	81,409
Nichicon Corp.	400	4,205

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Nihon Dempa Kogyo Co. Ltd.	400	$3,967
Nippon Ceramic Co. Ltd.	400	6,948
Nippon Electric Glass Co. Ltd.	2,000	10,184
Oki Electric Industry Co. Ltd.*	37,000	71,030
Omron Corp.	1,200	37,881
Orbotech Ltd.*	400	4,100
Oxford Instruments PLC	973	23,321
Premier Farnell PLC	3,472	11,429
Renishaw PLC	146	3,740
Ryosan Co. Ltd.	1,900	34,427
Sanshin Electronics Co. Ltd.	600	3,782
Shimadzu Corp.	1,000	7,309
Spectris PLC	673	22,101
Star Micronics Co. Ltd.	3,100	36,025
Taiyo Yuden Co. Ltd.	800	11,572
TDK Corp.	700	25,583
Topcon Corp.	400	4,464
Toyo Corp./Chuo-ku	700	10,053
Venture Corp. Ltd.	1,000	6,755
Yaskawa Electric Corp.	1,000	12,206
Yokogawa Electric Corp.	400	4,065
		1,412,349
Energy Equipment & Services – 1.1%
Aker Solutions ASA	1,277	17,856
AMEC PLC	1,305	20,575
Archer Ltd.*	12,604	8,254
Bourbon S.A.	668	18,239
BW Offshore Ltd.	19,432	18,362
Calfrac Well Services Ltd.	1,883	47,906
Canadian Energy Services & Technology Corp.	500	6,149
Canyon Services Group, Inc.	2,799	29,191
Cie Generale de Geophysique – Veritas*	722	15,654
DOF ASA*	1,273	5,462
Enerflex Ltd.	2,040	28,191
Ensign Energy Services, Inc.	254	4,283
Ezion Holdings Ltd.	12,000	19,876
Ezra Holdings Ltd.*	12,000	9,304
Farstad Shipping ASA	1,218	25,811
Fred Olsen Energy ASA	56	2,441

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Fugro N.V.	358	$20,732
Hunting PLC	2,251	28,273
Japan Drilling Co. Ltd.	100	6,632
John Wood Group PLC	1,494	18,021
Kvaerner ASA	6,987	11,784
Lamprell PLC	8,402	18,896
Miclyn Express Offshore Ltd.	1,766	3,593
Modec, Inc.	100	2,873
Mullen Group Ltd.	180	3,912
Pason Systems, Inc.	1,101	18,882
Petrofac Ltd.	1,280	26,894
Petroleum Geo-Services ASA	542	7,946
Precision Drilling Corp.	446	3,623
Prosafe SE	404	3,884
Saipem SpA	1,407	39,882
Savanna Energy Services Corp.	5,031	35,262
SBM Offshore NV*	1,577	25,407
Schoeller-Bleckmann Oilfield Equipment AG	202	19,777
Seadrill Ltd.	1,929	73,949
Secure Energy Services, Inc.	2,828	36,522
ShawCor Ltd.	274	11,024
Shinko Plantech Co. Ltd.	1,100	8,300
Siem Offshore, Inc.*	4,470	6,002
Songa Offshore SE*	3,377	3,355
Subsea 7 S.A.	1,717	37,042
Technip S.A.	540	58,023
Tecnicas Reunidas S.A.	62	3,006
Tenaris S.A.	2,548	56,570
TGS Nopec Geophysical Co. ASA	758	27,189
Transocean Ltd.*	1,800	92,646
Trican Well Service Ltd.	276	3,611
Trinidad Drilling Ltd.	6,743	46,122
Weatherford International Ltd./Switzerland*	4,600	58,834
WorleyParsons Ltd.	1,667	39,402
		1,135,424
Food & Staples Retailing – 2.1%
Aeon Co. Ltd.	2,900	41,054
Ain Pharmaciez, Inc.	100	4,892

	Shares	Value
Food & Staples Retailing – (continued)
Alimentation Couche Tard, Inc., Class B	559	$34,017
Axfood AB	88	3,875
Booker Group PLC	8,274	15,324
Carrefour S.A.	3,171	94,065
Casino Guichard Perrachon S.A.	279	30,188
Cawachi Ltd.	700	15,745
Cocokara fine, Inc.	900	34,001
Colruyt S.A.	311	15,714
CREATE SD HOLDINGS Co. Ltd.	700	31,080
Dairy Farm International Holdings Ltd.	900	10,800
Delhaize Group S.A.	433	27,179
Distribuidora Internacional de Alimentacion S.A.	4,666	36,233
Empire Co. Ltd., Class A	90	6,129
FamilyMart Co. Ltd.	200	9,147
George Weston Ltd.	120	9,259
Hakon Invest AB*	928	25,088
Heiwado Co. Ltd.	1,800	32,448
Inageya Co. Ltd.	800	8,311
Itochu-Shokuhin Co. Ltd.	300	11,149
Izumiya Co. Ltd.	1,000	5,010
J Sainsbury PLC	8,930	52,968
The Jean Coutu Group PJC, Inc., Class A	254	4,230
Jeronimo Martins SGPS S.A.	1,775	42,322
Kasumi Co. Ltd.	3,500	25,152
Kato Sangyo Co. Ltd.	1,500	31,829
Kesko OYJ, Class B	112	3,367
Koninklijke Ahold N.V.	5,724	90,407
Lawson, Inc.	300	23,653
Life Corp.	300	4,185
Loblaw Cos. Ltd.	459	19,508
Metcash Ltd.	2,427	10,304
Metro AG	648	20,226
Metro, Inc.	416	28,256
Ministop Co. Ltd.	1,300	22,434
The North West Co. Inc.	1,055	26,662
Okuwa Co. Ltd.	1,000	10,902
Olam International Ltd.	11,000	14,960
Rallye S.A.	1,442	57,091

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
San-A Co. Ltd.	500	$24,407
Seven & I Holdings Co. Ltd.	4,300	165,096
Shoppers Drug Mart Corp.	1,116	50,061
Sligro Food Group NV	578	19,051
Sugi Holdings Co. Ltd.	200	7,689
Sundrug Co. Ltd.	200	8,788
Tesco PLC	41,979	239,228
Tsuruha Holdings, Inc.	100	9,732
UNY Group Holdings Co. Ltd.	400	2,846
Valor Co. Ltd.	1,500	28,365
Welcia Holdings Co. Ltd.	300	15,799
Wesfarmers Ltd.	6,238	280,977
WM Morrison Supermarkets PLC	13,143	59,751
Woolworths Ltd.	6,770	255,875
Yaoko Co. Ltd.	300	13,058
Yokohama Reito Co. Ltd.	2,100	18,928
		2,188,815
Food Products – 3.6%
AarhusKarlshamn AB	442	23,216
Adecoagro S.A.*	1,700	12,682
Ajinomoto Co. Inc.	3,000	41,176
Ariake Japan Co. Ltd.	100	2,300
Aryzta AG*	534	33,168
Associated British Foods PLC	1,594	48,005
Austevoll Seafood ASA	5,004	33,116
Australian Agricultural Co. Ltd.*	7,220	8,769
Barry Callebaut AG*	4	3,910
Bonduelle S.C.A.	1,156	29,521
Bongrain S.A.	157	10,639
Calbee Inc.	100	9,896
Campofrio Food Group S.A.*	1,557	10,223
China Fishery Group Ltd.	26,000	8,127
China Modern Dairy Holdings Ltd.*	40,000	13,813
CSM	1,449	32,457
Dairy Crest Group PLC	4,130	29,549
Danone S.A.	3,070	234,795
DE Master Blenders 1753 NV*	2,808	44,573
Dydo Drinco, Inc.	100	4,476
East Asiatic Co. Ltd. A/S*	645	11,292

	Shares	Value
Food Products – (continued)
Ebro Foods S.A.	246	$5,050
Emmi AG*	14	4,340
Ezaki Glico Co. Ltd.	1,000	11,231
Fujicco Co. Ltd.	1,000	11,508
Glanbia PLC	294	3,934
GMG Global Ltd.	80,000	7,470
Goodman Fielder Ltd.*	36,811	29,614
GrainCorp Ltd., Class A	1,281	17,047
Greencore Group PLC	20,712	34,331
Hokuto Corp.	600	11,568
Itoham Foods, Inc.	2,000	9,198
J-Oil Mills, Inc.	5,000	15,553
Kagome Co. Ltd.	500	9,019
Kameda Seika Co. Ltd.	200	5,242
Kerry Group PLC, Class A	776	45,946
Kewpie Corp.	1,000	15,101
KEY Coffee, Inc.	100	1,574
Kikkoman Corp.	1,000	18,982
KWS Saat AG	39	14,654
Leroey Seafood Group ASA	966	30,203
Lindt & Spruengli AG	4	56,166
Maple Leaf Foods Inc.	300	3,973
Marine Harvest ASA*	16,169	16,851
Marudai Food Co. Ltd.	6,000	19,895
Maruha Nichiro Holdings, Inc.	8,000	16,015
MEIJI Holdings Co. Ltd.	300	13,536
Mewah International Inc.	16,000	5,846
Mitsui Sugar Co. Ltd.	5,000	15,707
Morinaga & Co. Ltd./Japan	5,000	10,728
Morinaga Milk Industry Co. Ltd.	10,000	29,463
Nagatanien Co. Ltd.	1,000	9,003
Nestle S.A.	17,308	1,237,151
New Britain Palm Oil Ltd.	2,217	12,594
Nichirei Corp.	1,000	5,882
Nippon Beet Sugar Manufacturing Co. Ltd.	10,000	18,787
Nippon Flour Mills Co. Ltd.	6,000	27,903
Nippon Meat Packers, Inc.	1,000	15,358
Nippon Suisan Kaisha Ltd.	12,800	24,835
The Nisshin Oillio Group Ltd.	7,000	24,648
Nisshin Seifun Group, Inc.	500	6,457
Nissin Foods Holdings Co. Ltd.	200	8,972
Nutreco N.V.	85	8,076

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Origin Enterprises PLC	2,793	$17,491
Orkla ASA	4,347	39,188
Pacific Andes Resources Development Ltd.	29,000	3,179
Petra Foods Ltd.	5,000	16,563
Premier Foods PLC*	11,234	12,764
Raisio PLC, Class V	806	3,454
Riken Vitamin Co. Ltd.	100	2,412
Sakata Seed Corp.	400	5,474
Salmar ASA*	2,125	21,409
Saputo, Inc.	729	37,593
Showa Sangyo Co. Ltd.	4,000	13,264
Sipef S.A.	200	15,726
Suedzucker AG	590	23,810
SunOpta, Inc.*	608	4,413
Super Group Ltd./Singapore	3,000	9,573
Tate & Lyle PLC	2,701	35,501
Tenfu Cayman Holdings Co. Ltd.	6,000	3,247
Toyo Suisan Kaisha Ltd.	1,000	33,980
Unilever N.V.	8,737	372,290
Unilever PLC	7,110	308,299
United International Enterprises	48	8,361
Vilmorin & Cie	35	4,476
Viscofan S.A.	409	21,267
Vitasoy International Holdings Ltd.	18,000	21,802
Wilmar International Ltd.	10,000	27,037
Yakult Honsha Co. Ltd.	400	17,431
Yamazaki Baking Co. Ltd.	1,000	13,079
Yonekyu Corp.	1,000	8,685
		3,636,882
Gas Utilities – 0.5%
APA Group	3,091	20,888
Enagas S.A.	837	22,324
Envestra Ltd.	16,270	17,734
Gas Natural SDG S.A.	1,731	36,286
Hong Kong & China Gas Co. Ltd.	27,000	81,237
Osaka Gas Co. Ltd.	10,000	43,322
Rubis SCA	451	29,007
Shizuoka Gas Co. Ltd.	2,500	19,813

	Shares	Value
Gas Utilities – (continued)
Snam SpA	7,444	$36,646
Superior Plus Corp.	5,913	76,422
Toho Gas Co. Ltd.	3,000	17,863
Tokyo Gas Co. Ltd.	13,000	74,202
Valener, Inc.	500	8,028
		483,772
Health Care Equipment & Supplies – 0.6%
Ansell Ltd.	352	5,773
BioMerieux	53	5,044
Biosensors International Group Ltd.*	11,000	10,717
Carl Zeiss Meditec AG	288	8,830
Cochlear Ltd.	309	21,164
Coloplast A/S, Class B	470	25,599
DiaSorin SpA	85	3,192
Draegerwerk AG & Co. KGaA	170	19,021
Elekta AB, Class B	1,693	26,063
Essilor International S.A.	1,081	121,768
Fisher & Paykel Healthcare Corp. Ltd.	2,745	6,240
Fukuda Denshi Co. Ltd.	200	7,781
Getinge AB, Class B	1,146	34,540
Given Imaging Ltd.*	500	7,965
GN Store Nord A/S	861	15,743
Hogy Medical Co. Ltd.	200	12,319
Nagaileben Co. Ltd.	500	8,557
Nakanishi, Inc.	100	12,812
Nihon Kohden Corp.	100	3,845
Nobel Biocare Holding AG*	2,009	22,492
Olympus Corp.*	1,100	27,610
Ossur HF	13,908	18,938
Sartorius AG	121	12,997
Sartorius Stedim Biotech	38	5,391
Smith & Nephew PLC	5,133	58,679
Sonova Holding AG*	246	26,799
Sorin SpA*	6,750	18,937
Straumann Holding AG	167	21,914
Sysmex Corp.	300	19,341
Terumo Corp.	1,100	54,656
William Demant Holding A/S*	60	4,806
		649,533

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 0.6%
Alfresa Holdings Corp.	300	$17,832
Amplifon SpA	544	2,804
As One Corp.	900	21,269
BML, Inc.	200	5,151
Catamaran Corp.*	1,019	58,931
Celesio AG	142	2,813
CML HealthCare, Inc.	2,233	17,161
Ebos Group Ltd.	885	7,364
Extendicare, Inc./US	900	5,038
Fresenius Medical Care AG & Co. KGaA	1,162	80,276
Fresenius SE & Co. KGaA	713	89,509
Medipal Holdings Corp.	1,300	20,406
Message Co. Ltd.	2	5,913
Metlifecare Ltd.	2,740	8,344
Miraca Holdings, Inc.	200	9,978
Nichii Gakkan Co.	2,600	26,451
Oriola-KD OYJ	5,870	18,109
Orpea	206	8,962
Primary Health Care Ltd.	906	4,956
Raffles Medical Group Ltd.	2,000	5,554
Ramsay Health Care Ltd.	632	20,987
Rhoen Klinikum AG	166	3,550
Ryman Healthcare Ltd.	1,245	6,515
Ship Healthcare Holdings, Inc.	200	7,699
Sigma Pharmaceuticals Ltd.	10,630	8,055
Sonic Healthcare Ltd.	1,874	25,795
Suzuken Co. Ltd./Aichi Japan	400	15,563
Toho Holdings Co. Ltd.	300	6,871
United Drug PLC	12,934	60,975
Vital KSK Holdings, Inc.	600	5,420
		578,251
Health Care Technology – 0.0%†
M3, Inc.	2	4,523
Hotels, Restaurants & Leisure – 1.8%
Accor S.A.	741	24,521
Accordia Golf Co. Ltd.	54	61,367
Ainsworth Game Technology Ltd.	1,278	5,054
Aristocrat Leisure Ltd.	922	3,771

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Atom Corp.	1,200	$7,047
Autogrill SpA	270	3,497
Betfair Group PLC	805	10,838
Betsson AB*	754	22,073
Bwin.Party Digital Entertainment PLC	34,903	72,576
Cafe de Coral Holdings Ltd.	6,000	19,058
Carnival PLC	874	31,559
Club Mediterranee S.A.*	212	3,606
Colowide Co. Ltd.	1,000	10,030
Compass Group PLC	9,540	125,763
Crown Ltd.	2,027	27,143
Domino’s Pizza Enterprises Ltd.	374	5,090
Domino’s Pizza Group PLC	2,746	27,823
Doutor Nichires Holdings Co. Ltd.	2,700	38,528
Echo Entertainment Group Ltd.	7,053	26,503
Enterprise Inns PLC*	31,019	47,288
Euro Disney SCA*	374	2,396
Flight Centre Ltd.	118	4,675
Fuji Kyuko Co. Ltd.	1,000	9,393
Galaxy Entertainment Group Ltd.*	12,000	53,733
Genting Singapore PLC	29,000	36,143
Great Canadian Gaming Corp.*	504	4,705
Greene King PLC	2,663	30,132
GuocoLeisure Ltd.	13,000	9,236
Hongkong & Shanghai Hotels	20,000	32,523
Hotel Properties Ltd.	3,000	8,403
InterContinental Hotels Group PLC	1,251	36,955
JD Wetherspoon PLC	816	7,461
Kingston Financial Group Ltd.	28,000	2,237
Kisoji Co. Ltd.	200	3,979
Kuoni Reisen Holding AG*	82	25,025
Ladbrokes PLC	7,031	20,726
Lottomatica Group SpA	116	2,961
Marston’s PLC	30,485	68,703
McDonald’s Holdings Co. Japan Ltd.	200	5,837
Melco Crown Entertainment Ltd.*	3,300	26,449

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Melco International Development Ltd.	13,000	$25,294
Melia Hotels International S.A.	336	2,492
MGM China Holdings Ltd.	7,200	16,978
Millennium & Copthorne Hotels PLC	524	4,612
Mitchells & Butlers PLC*	3,873	20,157
MOS Food Services, Inc.	600	11,974
NagaCorp Ltd.	18,000	14,288
NH Hoteles S.A.*	2,053	7,173
Ohsho Food Service Corp.	800	23,349
OPAP S.A.	526	5,194
Oriental Land Co. Ltd./Japan	300	48,537
Paddy Power PLC	236	19,898
PGM Holdings K K	4	4,291
Plenus Co. Ltd.	1,000	18,140
Rank Group PLC	1,756	4,591
Regal Hotels International Holdings Ltd.	14,000	6,548
Resorttrust, Inc.	300	10,225
The Restaurant Group PLC	3,719	27,894
Rezidor Hotel Group AB*	2,683	12,725
Round One Corp.	700	5,864
Saizeriya Co. Ltd.	500	7,083
Sands China Ltd.	11,600	60,835
Shangri-La Asia Ltd.	12,000	23,194
SJM Holdings Ltd.	12,000	30,245
SKYCITY Entertainment Group Ltd.	1,876	7,178
Sodexo	417	34,861
St Marc Holdings Co. Ltd.	600	29,443
Tabcorp Holdings Ltd.	1,468	5,257
Tatts Group Ltd.	7,149	24,267
Thomas Cook Group PLC*	48,072	96,891
Tim Hortons, Inc.	819	44,441
Tokyo Dome Corp.	2,000	15,440
Tokyotokeiba Co. Ltd.	2,000	10,410
TUI AG*	1,864	19,773
TUI Travel PLC	966	4,725
Unibet Group PLC	617	21,446
WATAMI Co. Ltd.	200	3,649
Whitbread PLC	821	32,648

	Shares	Value
Household Durables – (continued)
William Hill PLC	5,082	$33,695
Wynn Macau Ltd.*	7,600	23,063
Yomiuri Land Co. Ltd.	1,000	10,266
Yoshinoya Holdings Co. Ltd.	14	16,327
		1,810,168
Household Durables – 1.1%
Alpine Electronics, Inc.	2,400	24,466
Arnest One Corp.	400	9,161
Bang & Olufsen A/S*	222	1,853
Barratt Developments PLC*	6,064	29,371
Bellway PLC	1,990	41,658
Berkeley Group Holdings PLC	872	28,297
Bovis Homes Group PLC	2,513	30,038
Brookfield Residential Properties, Inc.*	700	16,723
Casio Computer Co. Ltd.	400	3,314
Chofu Seisakusho Co. Ltd.	200	4,634
Clarion Co. Ltd.*	3,000	4,250
Dorel Industries, Inc., Class B	1,398	60,459
Ekornes ASA	166	2,667
Electrolux AB	1,082	30,672
Fleetwood Corp. Ltd.	382	3,390
Forbo Holding AG*	15	9,688
Foster Electric Co. Ltd.	1,200	16,372
Fujitsu General Ltd.	1,000	9,763
Funai Electric Co. Ltd.	900	11,152
GUD Holdings Ltd.	2,533	19,168
HAJIME Construction Co. Ltd.	600	39,113
Haseko Corp.*	8,500	12,391
Hunter Douglas NV	110	4,497
Husqvarna AB, Class B	2,585	14,856
Indesit Co. SpA	2,524	19,849
JM AB	4,419	99,669
JVC Kenwood Corp.	6,300	16,298
Man Wah Holdings Ltd.	5,600	5,448
Misawa Homes Co. Ltd.	1,500	26,825
Mitsui Home Co. Ltd.	1,000	6,016
Nexity S.A.	1,623	58,416
Nobia AB	2,870	16,405
Panasonic Corp.*	11,900	86,614
Persimmon PLC*	1,956	32,879
Persimmon PLC*^	1,956	2,283
Pioneer Corp.*	13,800	28,334

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Redrow PLC*	7,585	$25,252
Rinnai Corp.	100	7,946
SEB S.A.	46	3,338
Sekisui Chemical Co. Ltd.	3,000	37,758
Sekisui House Ltd.	3,000	44,995
Sharp Corp.*	4,000	13,880
Sony Corp.	5,400	89,418
Takamatsu Construction Group Co. Ltd.	300	4,561
Taylor Wimpey PLC	8,780	12,709
Techtronic Industries Co.	7,000	16,723
Token Corp.	390	25,103
TomTom NV*	1,350	6,089
		1,114,761
Household Products – 0.5%
Henkel AG & Co. KGaA	648	50,790
Lion Corp.	1,000	5,841
Pigeon Corp.	300	25,778
PZ Cussons PLC	631	3,920
Reckitt Benckiser Group PLC	3,388	247,624
ST Corp.	400	4,090
Svenska Cellulosa AB, Class A	236	6,464
Svenska Cellulosa AB, Class B	3,297	85,721
Unicharm Corp.	600	38,805
		469,033
Independent Power Producers & Energy Traders – 0.2%
Algonquin Power & Utilities Corp.	2,538	20,085
APR Energy PLC	1,640	21,186
Atlantic Power Corp.	2,160	10,179
Capital Power Corp.	1,350	29,541
Drax Group PLC	2,556	24,406
EDP Renovaveis S.A.*	3,395	17,685
Electric Power Development Co. Ltd.	600	17,136
Enel Green Power SpA	4,443	9,483
Energy World Corp. Ltd.*	17,127	5,689
Infigen Energy Ltd.*	52,096	14,331
Innergex Renewable Energy, Inc.	832	8,420
KSK Power Ventur PLC*	456	2,750

	Shares	Value
Independent Power Producers & Energy Traders – (continued)
Northland Power, Inc.	180	$3,498
TransAlta Corp.	1,117	16,447
		200,836
Industrial Conglomerates – 1.3%
CIR-Compagnie Industriali Riunite SpA	22,628	26,163
Clal Industries Ltd.	1,000	3,977
Cofide SpA	6,060	3,387
CSR Ltd.	9,902	20,866
DCC PLC	583	21,360
Hong Leong Asia Ltd.	4,000	5,277
Hopewell Holdings Ltd.	3,500	13,530
Hutchison Whampoa Ltd.	12,000	130,351
Indus Holding AG	1,119	36,838
Jardine Matheson Holdings Ltd.	1,200	77,916
Jardine Strategic Holdings Ltd.	1,000	39,000
Keihan Electric Railway Co. Ltd.	2,000	8,603
Keppel Corp. Ltd.	9,000	78,261
Koninklijke Philips Electronics N.V.	4,980	137,681
Nisshinbo Holdings, Inc.	2,000	14,516
NWS Holdings Ltd.	4,000	7,144
Rheinmetall AG	2,097	99,432
Schouw & Co.	735	24,370
SembCorp Industries Ltd.	7,000	28,360
Shun Tak Holdings Ltd.	16,000	8,412
Siemens AG	4,277	447,157
Smiths Group PLC	1,883	36,634
Sonae	18,183	17,692
TOKAI Holdings Corp.	500	1,632
		1,288,559
Insurance – 4.3%
Admiral Group PLC	1,285	25,620
Aegon N.V.	9,677	63,931
Ageas	1,170	42,913
AIA Group Ltd.	55,800	247,701
Allianz SE	2,430	358,976
Amlin PLC	1,087	7,180
AMP Ltd.	16,752	93,903
April	386	6,219

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Assicurazioni Generali SpA	6,501	$119,393
Aviva PLC	15,525	73,722
AXA S.A.	9,660	181,039
Baloise Holding AG	307	31,627
Beazley PLC	27,640	96,577
Catlin Group Ltd.	778	6,363
Clal Insurance Enterprises Holdings Ltd.	1,041	17,224
CNP Assurances	307	4,353
The Dai-ichi Life Insurance Co. Ltd.	46	63,279
Delta Lloyd NV	1,011	19,394
E-L Financial Corp. Ltd.	8	4,278
Euler Hermes S.A.	112	10,705
Fairfax Financial Holdings Ltd.	128	51,430
Fondiaria-Sai SpA*	73,331	133,978
Gjensidige Forsikring ASA	688	11,102
Great-West Lifeco, Inc.	1,406	38,244
Grupo Catalana Occidente S.A.	2,385	54,083
Hannover Rueckversicherung SE	254	21,472
Harel Insurance Investments & Financial Services Ltd.	88	4,376
Helvetia Holding AG	12	5,035
Hiscox Ltd.	2,933	25,609
Hiscox Ltd., Class B*^	3,296	2,565
Industrial Alliance Insurance & Financial Services, Inc.	522	19,316
Insurance Australia Group Ltd.	11,439	69,108
Intact Financial Corp.	847	51,703
Jardine Lloyd Thompson Group PLC	258	3,403
Lancashire Holdings Ltd.	416	5,481
Legal & General Group PLC	30,764	81,158
Manulife Financial Corp.	9,929	146,983
Mapfre S.A.	6,907	25,361
Mediolanum SpA	2,092	14,108
Milano Assicurazioni SPA*	37,990	24,903
MS&AD Insurance Group Holdings	2,700	72,316
Muenchener Rueckversicherungs AG	946	189,388
NIB Holdings Ltd.	4,093	9,984

	Shares	Value
Insurance – (continued)
NKSJ Holdings, Inc.	1,900	$48,139
Old Mutual PLC	25,875	82,557
Phoenix Group Holdings	7,922	78,233
Power Corp of Canada	2,098	56,588
Power Financial Corp.	1,082	32,013
Prudential PLC	13,402	230,490
QBE Insurance Group Ltd.	6,735	93,473
Resolution Ltd.	6,445	26,472
RSA Insurance Group PLC	22,621	39,186
Sampo OYJ, Class A	2,496	99,709
Schweizerische National-Versicherungs-Gesellschaft AG, Class V	677	32,321
SCOR SE	946	28,742
Societa Cattolica di Assicurazioni SCRL*	2,496	49,065
Sony Financial Holdings, Inc.	400	5,646
St James’s Place PLC	1,985	17,115
Standard Life PLC	14,565	84,827
Storebrand ASA*	680	3,095
Sun Life Financial, Inc.	3,251	91,856
Suncorp Group Ltd.	7,282	98,117
Swiss Life Holding AG*	156	24,686
Swiss Re AG*	1,901	151,331
T&D Holdings, Inc.	2,800	32,539
Tokio Marine Holdings, Inc.	3,800	120,542
Topdanmark A/S*	225	5,777
Tower Ltd.*	13,848	20,433
Tryg A/S	70	6,068
Unipol Gruppo Finanziario SpA*	10,424	35,732
Vienna Insurance Group AG Wiener Versicherung Gruppe	108	5,730
Zurich Insurance Group AG*	801	223,844
		4,359,829
Internet & Catalog Retail – 0.2%
ASKUL Corp.	200	3,550
ASOS PLC*	379	18,876
Belluna Co. Ltd.	2,000	19,608
Home Retail Group PLC	16,191	39,261
N Brown Group PLC	2,897	20,110
Nissen Holdings Co. Ltd.	600	2,217

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
Ocado Group PLC*	6,379	$16,878
Rakuten, Inc.	4,100	43,732
Senshukai Co. Ltd.	1,400	12,849
Takkt AG	489	8,168
Wotif.com Holdings Ltd.	712	3,777
		189,026
Internet Software & Services – 0.2%
carsales.com Ltd.	610	6,123
Dena Co. Ltd.	500	14,265
GMO internet, Inc.	600	7,860
Gree, Inc.	200	2,564
Gurunavi, Inc.	900	13,332
Internet Initiative Japan, Inc.	200	8,049
Kakaku.com, Inc.	200	5,166
Moneysupermarket.com Group PLC	5,134	16,037
Open Text Corp.*	367	24,019
Opera Software ASA	512	3,486
Telecity Group PLC	1,380	19,814
United Internet AG	248	6,807
Yahoo Japan Corp.	72	36,033
		163,555
IT Services – 0.6%
Alten S.A.	688	24,817
Altran Technologies S.A.*	740	5,834
Amadeus IT Holding S.A., Class A	1,746	51,598
Atea ASA*	4,025	43,172
AtoS	253	17,628
Cap Gemini S.A.	854	39,323
CGI Group, Inc., Class A*	1,154	36,598
Computacenter PLC	5,274	36,757
Computershare Ltd.	2,721	28,048
Digital Garage, Inc.	3	10,995
Evry ASA*	1,954	2,817
GFI Informatique SA/France	1,712	7,313
Groupe Steria SCA	1,090	16,109
Indra Sistemas S.A.	5,221	70,279
Iress Ltd.	1,067	9,260
IT Holdings Corp.	500	7,515

	Shares	Value
IT Services – (continued)
Itochu Techno-Solutions Corp.	100	$4,753
NEC Fielding Ltd.	1,500	19,803
NEC Networks & System Integration Corp.	1,200	26,314
NET One Systems Co. Ltd.	800	7,005
Nihon Unisys Ltd.	2,700	23,228
Nomura Research Institute Ltd.	1,000	30,130
NTT Data Corp.	8	25,295
Obic Co. Ltd.	10	2,637
Ordina NV*	4,122	6,793
Otsuka Corp.	100	10,338
SCSK Corp.	400	8,923
Sopra Group S.A.	258	19,882
Tieto OYJ	219	4,695
Transcosmos, Inc.	1,500	20,942
Wirecard AG	693	18,611
Xchanging PLC	3,750	7,821
		645,233
Leisure Equipment & Products – 0.2%
Amer Sports Oyj	262	4,463
Beneteau S.A.*	374	3,920
Fields Corp.	1,000	20,275
Mars Engineering Corp.	600	13,403
Mizuno Corp.	1,000	4,271
Namco Bandai Holdings, Inc.	1,000	18,222
Nikon Corp.	1,800	39,138
Sankyo Co. Ltd.	200	9,116
Sega Sammy Holdings, Inc.	1,200	31,549
Shimano, Inc.	400	34,781
Tamron Co. Ltd.	200	4,381
Tomy Co. Ltd.	3,700	18,460
Trigano S.A.*	295	3,742
Yamaha Corp.	400	4,291
		210,012
Life Sciences Tools & Services – 0.1%
EPS Corp./Japan	4	6,336
Eurofins Scientific*	46	10,007
Evotec AG*	2,572	9,227
Gerresheimer AG	532	30,409
Lonza Group AG*	324	22,583
NORDION INC	392	2,744

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – (continued)
QIAGEN N.V.*	956	$18,962
Tecan Group AG*	217	20,206
		120,474
Machinery – 3.3%
Aalberts Industries NV	1,737	38,965
Aida Engineering Ltd.	2,900	23,966
Alfa Laval AB	1,909	41,789
Amada Co. Ltd.	1,000	8,007
Andritz AG	344	22,441
Asahi Diamond Industrial Co. Ltd.	400	4,193
Atlas Copco AB, Class A	3,672	96,776
Atlas Copco AB, Class B	2,160	51,288
ATS Automation Tooling Systems, Inc.*	784	7,927
Bando Chemical Industries Ltd.	7,000	21,558
Bobst Group AG*	255	8,235
Bodycote PLC	2,890	23,277
Bradken Ltd.	9,417	50,245
Bucher Industries AG	24	5,792
Cargotec Oyj, Class B	613	18,273
CKD Corp.	3,300	24,087
Construcciones y Auxiliar de Ferrocarriles S.A.	58	22,940
Daifuku Co. Ltd.	4,500	39,775
Deutz AG*	3,730	20,202
Duerr AG	633	72,088
Duro Felguera S.A.	3,908	27,874
Ebara Corp.	2,000	8,377
Faiveley Transport S.A.	70	4,235
FANUC Corp.	1,000	150,909
Fenner PLC	3,867	21,161
Fiat Industrial SpA	4,717	53,296
Fuji Machine Manufacturing Co. Ltd.	3,800	33,042
Fujitec Co. Ltd.	1,000	10,820
Furukawa Co. Ltd.	18,000	23,098
GEA Group AG	821	27,802
Georg Fischer AG*	210	91,385
Gildemeister AG	2,511	56,659
Glory Ltd.	200	5,501

	Shares	Value
Machinery – (continued)
Heidelberger Druckmaschinen AG*	10,044	$22,048
Hino Motors Ltd.	1,000	15,265
Hitachi Construction Machinery Co. Ltd.	1,100	26,108
Hitachi Koki Co. Ltd.	600	5,205
Hitachi Zosen Corp.	7,500	12,473
Hoshizaki Electric Co. Ltd.	100	3,331
IHI Corp.	8,000	29,812
IMI PLC	1,658	31,973
Invensys PLC	3,448	20,645
Iseki & Co. Ltd.	2,000	7,268
The Japan Steel Works Ltd.	1,000	5,071
JTEKT Corp.	600	6,104
Kawasaki Heavy Industries Ltd.	9,000	28,642
Kitz Corp.	4,700	27,116
Komatsu Ltd.	4,800	131,026
Komori Corp.	2,700	33,428
Kone OYJ, Class B	820	72,487
Konecranes OYJ	90	3,268
Krones AG	347	24,160
KSB AG	17	10,579
Kubota Corp.	5,000	71,707
Makino Milling Machine Co. Ltd.	6,000	35,602
Makita Corp.	600	36,526
MAN SE*	263	29,490
Max Co. Ltd.	1,000	11,405
Meidensha Corp.	1,000	2,987
Melrose Industries PLC	8,865	33,680
Metka S.A.	1,677	25,492
Metso OYJ	669	27,510
Meyer Burger Technology AG*	847	5,179
Minebea Co. Ltd.	1,000	3,193
Mitsubishi Heavy Industries Ltd.	18,000	123,991
Mitsuboshi Belting Co. Ltd.	3,000	16,107
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	12,935
Morgan Advanced Materials PLC	4,509	18,352
Mori Seiki Co. Ltd.	2,000	25,090
Nabtesco Corp.	200	4,414
Nachi-Fujikoshi Corp.	9,000	40,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
NGK Insulators Ltd.	1,000	$12,073
Nippon Sharyo Ltd.	5,000	25,819
Nippon Thompson Co. Ltd.	5,000	24,946
Nitta Corp.	1,600	35,840
NKT Holding A/S	209	7,724
Noritake Co. Ltd.	1,000	2,700
NSK Ltd.	4,000	32,358
NTN Corp.	1,000	2,546
OC Oerlikon Corp. AG*	302	3,495
Oiles Corp.	200	4,022
OKUMA Corp.	2,000	15,625
Organo Corp.	3,000	17,031
Palfinger AG	794	23,553
Pfeiffer Vacuum Technology AG	164	19,944
Rieter Holding AG*	18	3,007
Rotork PLC	229	10,368
Ryobi Ltd.	10,000	23,406
Sandvik AB	5,427	77,006
Scania AB, Class A	1,821	37,443
Scania AB, Class B	1,794	38,218
Schindler Holding AG	326	48,728
SembCorp Marine Ltd.	7,000	24,496
Semperit AG Holding*	82	3,211
Senior PLC	6,886	27,329
Shima Seiki Manufacturing Ltd.	900	19,476
Shinmaywa Industries Ltd.	1,000	8,131
Singamas Container Holdings Ltd.	76,000	18,607
Sintokogio Ltd.	2,500	22,636
SKF AB, Class B	2,352	54,793
SMC CORP NPV	300	60,086
Spirax-Sarco Engineering PLC	168	6,859
Sulzer AG	72	12,293
Sumitomo Heavy Industries Ltd.	4,000	17,739
Tadano Ltd.	1,000	12,524
THK Co. Ltd.	900	18,913
Tocalo Co. Ltd.	1,100	16,092
Torishima Pump Manufacturing Co. Ltd.	600	4,872
Toromont Industries Ltd.	196	4,326
Toshiba Machine Co. Ltd.	3,000	18,325
Trelleborg AB, Class B	604	8,967

	Shares	Value
Machinery – (continued)
Tsubakimoto Chain Co.	9,000	$48,137
Tsugami Corp.	1,000	5,133
Vallourec S.A.	506	24,346
Volvo AB, Class A	2,386	32,971
Volvo AB, Class B	7,605	105,384
Vossloh AG	205	22,433
Wacker Neuson SE	676	9,937
Wartsila OYJ Abp	947	46,533
The Weir Group PLC	1,234	42,330
Westport Innovations Inc.*	92	2,875
Yangzijiang Shipbuilding Holdings Ltd.	4,000	3,085
Zardoya Otis S.A.	332	4,644
		3,329,086
Marine – 0.3%
AP Moeller – Maersk A/S, Class A	2	13,687
AP Moeller – Maersk A/S, Class B	7	49,861
Cie Maritime Belge S.A.	327	6,458
D/S Norden A/S	137	4,240
Dfds A/S	449	27,750
Golden Ocean Group Ltd.*	15,271	14,722
Iino Kaiun Kaisha Ltd.	4,300	29,885
Irish Continental Group PLC	157	4,285
Kawasaki Kisen Kaisha Ltd.	2,000	4,394
Kuehne + Nagel International AG	246	28,176
Mermaid Marine Australia Ltd.	6,477	25,953
Mitsui OSK Lines Ltd.*	3,000	12,473
Neptune Orient Lines Ltd./Singapore*	11,000	9,780
Nippon Yusen KK	12,000	31,290
NS United Kaiun Kaisha Ltd.*	3,000	5,574
Orient Overseas International Ltd.	1,000	5,940
Pacific Basin Shipping Ltd.	33,000	18,838
Seaspan Corp.	500	10,965
SITC International Holdings Co. Ltd.	55,000	20,198
Wilh Wilhelmsen Holding ASA, Class A	789	21,928

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Wilh Wilhelmsen Holding ASA, Class B	231	$6,259
		352,656
Media – 1.9%
Aimia, Inc.	395	6,244
Amalgamated Holdings Ltd.	2,564	22,836
Antena 3 de Television S.A.	1,298	7,906
APN News & Media Ltd.	34,463	15,025
Arnoldo Mondadori Editore SpA*	1,942	2,586
Astral Media, Inc., Class A	405	19,730
Avex Group Holdings, Inc.	1,800	51,426
Axel Springer AG	92	3,881
British Sky Broadcasting Group PLC	5,877	77,200
Cineplex, Inc.	114	3,881
Cogeco Cable, Inc.	200	8,916
Cogeco, Inc.	410	17,548
Constantin Medien AG*	9,138	18,638
Corus Entertainment, Inc., Class B	202	4,968
CTS Eventim AG	561	21,689
CyberAgent, Inc.	1	1,958
Daiichikosho Co. Ltd.	300	8,928
Daily Mail & General Trust PLC, Class A	1,538	16,469
Dentsu, Inc.	900	31,275
Euromoney Institutional Investor PLC	242	3,691
Eutelsat Communications S.A.	705	25,481
Fairfax Media Ltd.	124,074	83,717
Fuji Media Holdings, Inc.	12	26,055
GFK SE	323	18,452
Gruppo Editoriale L’Espresso SpA	2,528	2,645
Hakuhodo DY Holdings, Inc.	190	15,663
Havas S.A.	4,401	26,928
Highlight Communications AG*	717	3,979
Imax Corp.*	1,152	29,491
Informa PLC	3,125	23,249
IPSOS	558	18,723

	Shares	Value
Media – (continued)
ITV PLC	18,945	$37,123
JCDecaux S.A.	530	14,583
Jupiter Telecommunications Co. Ltd.	8	10,077
Kabel Deutschland Holding AG	433	41,200
Kadokawa Group Holdings, Inc.	300	9,409
Lagardere SCA	685	25,486
Mecom Group PLC	9,155	6,091
Mediaset Espana Comunicacion S.A.*	430	3,379
Mediaset SpA	1,482	3,834
Metropole Television S.A.	553	9,267
Modern Times Group AB, Class B	96	4,111
Mood Media Corp.*	4,100	3,791
Nippon Television Holdings, Inc.	500	8,834
NRJ Group	658	4,980
PagesJaunes Groupe*	5,685	11,992
Pearson PLC	4,339	79,080
Perform Group PLC*	1,932	15,576
Promotora de Informaciones S.A., Class A*	5,988	1,776
ProSiebenSat.1 Media AG	641	24,575
Publicis Groupe S.A.	964	67,131
PubliGroupe AG*	46	6,685
Quebecor, Inc., Class B	98	4,569
RCS MediaGroup SpA*	2,613	2,537
REA Group Ltd.	407	13,144
Reed Elsevier N.V.	3,907	63,460
Reed Elsevier PLC	6,194	72,495
Rightmove PLC	187	5,591
RTL Group S.A.	22	1,569
Sanoma OYJ	1,100	8,962
Schibsted ASA	498	21,669
SES	1,729	54,047
Seven West Media Ltd.	33,581	69,718
Shaw Communications, Inc., Class B	2,205	50,289
Singapore Press Holdings Ltd.	11,000	39,833
Sky Deutschland AG*	2,233	12,821
Societe d’Edition de Canal +	2,611	18,279
Societe Television Francaise 1	5,851	61,966

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Southern Cross Media Group Ltd.	25,410	$41,016
Tamedia AG	141	15,482
Technicolor S.A.*	15,707	65,231
Telegraaf Media Groep NV*	508	6,001
Telenet Group Holding NV	159	8,594
Television Broadcasts Ltd.	1,300	9,791
Ten Network Holdings Ltd.*	13,086	4,211
Thomson Reuters Corp.	2,018	67,711
Toei Co. Ltd.	5,000	37,111
Toho Co. Ltd./Tokyo	900	20,031
Torstar Corp., Class B	3,376	22,756
UBM PLC	561	6,391
Village Roadshow Ltd.	4,186	22,595
Wolters Kluwer N.V.	1,503	33,290
WPP PLC	6,663	110,340
Zenrin Co. Ltd.	200	2,583
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,382	6,213
		1,988,454
Metals & Mining – 4.8%
Acerinox S.A.	352	3,795
African Minerals Ltd.*	4,519	15,385
Agnico Eagle Mines Ltd.	967	31,264
Aichi Steel Corp.	5,000	20,429
Alacer Gold Corp.	1,864	5,597
Alamos Gold, Inc.	255	3,567
Alumina Ltd.*	24,234	24,276
AMAG Austria Metall AG(a)	766	23,682
AMG Advanced Metallurgical Group NV*	610	5,622
Anglo American PLC	7,524	183,267
Antofagasta Aberdeen Asset Management PLC	2,133	29,795
APERAM	402	4,941
Aquarius Platinum Ltd.*	3,920	2,360
ArcelorMittal	4,799	58,791
Argonaut Gold, Inc.*	2,700	17,126
Arrium Ltd.	73,119	64,516
Asahi Holdings, Inc.	1,300	26,318
Asanko Gold, Inc.*	1,481	3,755

	Shares	Value
Metals & Mining – (continued)
Atlas Iron Ltd.	15,301	$13,262
AuRico Gold, Inc.	527	2,714
Aurizon Mines Ltd.*	1,674	7,190
Aurubis AG	72	4,529
B2Gold Corp.*	616	1,549
Banro Corp.*	1,800	2,309
Barrick Gold Corp.	5,535	109,286
Beadell Resources Ltd.*	5,446	3,986
BHP Billiton Ltd.	17,488	593,617
BHP Billiton PLC	10,883	303,365
BlueScope Steel Ltd.*	5,703	29,304
Boliden AB	1,560	24,726
Capstone Mining Corp.*	2,814	5,707
Centamin PLC*	57,377	36,908
Centerra Gold, Inc.	234	979
Colossus Minerals, Inc.*	584	1,335
Continental Gold Ltd.*	3,730	18,467
Copper Mountain Mining Corp.*	5,106	10,254
Cudeco Ltd.*	2,694	10,543
Daido Steel Co. Ltd.	1,000	5,441
Detour Gold Corp.*	297	3,579
Discovery Metals Ltd.*^	2,575	909
Dominion Diamond Corp.*	1,740	27,626
Dowa Holdings Co. Ltd.	1,000	7,166
Dundee Precious Metals, Inc.*	2,105	13,519
Eldorado Gold Corp.	4,221	33,446
Endeavour Mining Corp.*	3,600	3,901
Endeavour Silver Corp.*	900	4,706
Eurasian Natural Resources Corp. PLC	582	2,486
Evolution Mining Ltd.*	25,525	25,834
Evraz PLC	2,482	5,988
Ferrexpo PLC	13,086	36,213
First Majestic Silver Corp.*	227	2,803
First Quantum Minerals Ltd.	3,216	56,240
Fortescue Metals Group Ltd.	8,190	29,756
Fortuna Silver Mines, Inc.*	3,300	10,302
Franco-Nevada Corp.	875	38,154
Fresnillo PLC	903	16,191
Furukawa-Sky Aluminum Corp.	2,000	6,180
Gabriel Resources Ltd.*	2,500	4,524
Gindalbie Metals Ltd.*	18,250	3,410
Glencore International PLC	20,782	102,518

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Godo Steel Ltd.	7,000	$11,498
Goldcorp, Inc.	4,537	134,506
Golden Star Resources Ltd.*	1,340	1,452
Grange Resources Ltd.	17,176	2,942
G-Resources Group Ltd.*	255,000	11,993
Guyana Goldfields, Inc.*	1,900	3,400
Highland Gold Mining Ltd.	5,221	6,846
Hitachi Metals Ltd.	1,000	10,338
Hochschild Mining PLC	458	1,771
Hoganas AB, Class B	699	33,421
HudBay Minerals, Inc.	2,002	15,923
IAMGOLD Corp.	3,442	18,513
Iluka Resources Ltd.	3,249	30,185
Imdex Ltd.	10,252	10,482
Imperial Metals Corp.*	1,440	17,852
Independence Group NL	2,157	7,389
International Minerals Corp.	786	2,305
Ivanplats Ltd., Class A*	4,900	14,615
JFE Holdings, Inc.	2,700	58,429
Katanga Mining Ltd.*	27,000	18,387
Kazakhmys PLC	402	2,167
Kenmare Resources PLC*	50,347	20,742
Kingsgate Consolidated Ltd.	7,542	16,911
Kinross Gold Corp.	6,374	34,790
Kirkland Lake Gold, Inc.*	240	806
Kobe Steel Ltd.*	13,000	16,949
Kyoei Steel Ltd.	1,500	28,642
Labrador Iron Ore Royalty Corp.	132	4,332
Lake Shore Gold Corp.*	35,166	14,334
LionGold Corp. Ltd.*	6,000	5,578
Lonmin PLC*	8,497	35,575
Lundin Mining Corp.*	1,358	5,346
Lynas Corp. Ltd.*	35,137	18,419
MAG Silver Corp.*	244	1,865
Major Drilling Group International	4,564	34,167
Medusa Mining Ltd.	1,347	4,572
Midas Holdings Ltd.	10,000	4,019
Mineral Deposits Ltd.*	562	1,750
Mirabela Nickel Ltd.*	5,300	770
Mitsubishi Materials Corp.	3,000	8,593

	Shares	Value
Metals & Mining – (continued)
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	$8,582
Mitsui Mining & Smelting Co. Ltd.	2,000	4,496
Mongolian Mining Corp.*	76,500	22,672
Mount Gibson Iron Ltd.	36,993	19,008
Mytilineos Holdings S.A.*	3,810	23,609
Neturen Co. Ltd.	800	6,389
Nevsun Resources Ltd.	3,783	14,179
New Gold, Inc.*	2,306	18,524
New World Resources PLC, Class A	5,229	12,615
Newcrest Mining Ltd.	4,304	75,103
Newmont Canada FN Holdings ULC	200	6,637
Nippon Coke & Engineering Co. Ltd.	23,000	29,751
Nippon Denko Co. Ltd.	2,000	6,981
Nippon Light Metal Holdings Co. Ltd.	22,700	26,799
Nippon Steel & Sumitomo Metal Corp.	39,205	104,241
Nittetsu Mining Co. Ltd.	2,000	9,670
Norsk Hydro ASA	5,619	26,353
Novagold Resources, Inc.*	4,500	11,095
NV Bekaert S.A.	1,169	37,683
Nyrstar*	7,950	38,676
OceanaGold Corp.*	7,784	16,870
OSAKA Titanium Technologies Co.	200	3,977
Osisko Mining Corp.*	871	3,680
Outokumpu OYJ*	2,896	2,014
OZ Minerals Ltd.	695	3,102
Pacific Metals Co. Ltd.	7,000	35,140
Pan American Silver Corp.	463	6,099
PanAust Ltd.	960	2,312
Perseus Mining Ltd.*	3,823	5,377
Petra Diamonds Ltd.*	2,635	4,511
Petropavlovsk PLC	9,757	22,019
Polymetal International PLC	418	4,525
Polyus Gold International Ltd.*	1,692	5,346
Premier Gold Mines Ltd.*	4,194	8,798
Pretium Resources, Inc.*	601	4,439
Primero Mining Corp.*	500	2,958

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Rainy River Resources Ltd.*	522	$1,204
Randgold Resources Ltd.	522	41,109
Rautaruukki OYJ	747	4,810
Regis Resources Ltd.*	2,671	10,453
Resolute Mining Ltd.	18,461	18,301
Rio Alto Mining Ltd.*	1,500	5,518
Rio Tinto Ltd.	2,394	138,668
Rio Tinto PLC	7,273	330,422
Romarco Minerals, Inc.*	8,974	3,926
Rubicon Minerals Corp.*	2,843	4,946
Sabina Gold & Silver Corp.*	880	1,050
Salzgitter AG	80	3,135
San Gold Corp.*	9,500	1,842
Sandfire Resources NL*	2,338	13,615
Sanyo Special Steel Co. Ltd.	6,000	24,330
Schmolz + Bickenbach AG*	1,787	5,252
Seabridge Gold, Inc.*	190	2,161
SEMAFO, Inc.	2,344	4,451
Sherritt International Corp.	16,427	76,921
Silver Lake Resources Ltd.*	6,632	7,229
Silver Standard Resources, Inc.*	1,414	10,164
Silver Wheaton Corp.	1,964	48,092
Silvercorp Metals, Inc.	1,332	3,893
Sims Metal Management Ltd.	396	3,971
SSAB AB, Class A	451	3,292
St Barbara Ltd.*	27,460	17,103
Sumitomo Light Metal Industries Ltd.	27,000	27,995
Sumitomo Metal Mining Co. Ltd.	4,000	55,723
Sundance Resources Ltd.*	21,665	2,361
Tahoe Resources, Inc.*	754	13,118
Talvivaara Mining Co. PLC*	79,905	17,411
Tanzanian Royalty Exploration Corp.*	596	1,784
Taseko Mines Ltd.*	1,158	2,729
Teck Resources Ltd., Class B	3,026	80,625
Teranga Gold Corp.*	4,200	3,675
Thompson Creek Metals Co. Inc.*	1,270	3,800
ThyssenKrupp AG*	2,145	38,842
Toho Titanium Co. Ltd.	1,100	9,441
Toho Zinc Co. Ltd.	7,000	26,157

	Shares	Value
Metals & Mining – (continued)
Tokyo Steel Manufacturing Co. Ltd.	5,700	$23,231
Topy Industries Ltd.	13,000	30,295
Torex Gold Resources, Inc.*	11,529	16,047
Toyo Kohan Co. Ltd.	1,000	3,295
Tubos Reunidos S.A.	4,517	9,767
Turquoise Hill Resources Ltd.*	1,138	8,033
Vedanta Resources PLC	1,197	22,524
Viohalco Hellenic Copper and Aluminum Industry S.A.*	1,200	7,388
Voestalpine AG	912	28,502
Western Areas Ltd.	924	2,647
Xstrata PLC	11,441	171,568
Yamana Gold, Inc.	4,224	52,367
Yamato Kogyo Co. Ltd.	200	6,601
Yodogawa Steel Works Ltd.	10,000	37,778
		4,941,774
Multiline Retail – 0.6%
Canadian Tire Corp. Ltd., Class A	371	27,368
The Daiei Inc.*	7,950	31,176
David Jones Ltd.	8,847	27,367
Debenhams PLC	13,842	17,924
Dollarama, Inc.	350	25,680
Don Quijote Co. Ltd.	200	10,902
Fuji Co. Ltd./Ehime	400	7,338
H2O Retailing Corp.	1,000	11,149
Harvey Norman Holdings Ltd.	5,395	16,801
Isetan Mitsukoshi Holdings Ltd.	2,400	38,214
Izumi Co. Ltd.	100	2,699
J Front Retailing Co. Ltd.	2,000	16,795
Lifestyle International Holdings Ltd.	4,000	8,834
Marks & Spencer Group PLC	7,704	48,993
Marui Group Co. Ltd.	800	9,280
Matsuya Co. Ltd.*	600	11,802
Mothercare PLC*	1,247	6,152
Myer Holdings Ltd.	31,969	106,525
Next PLC	730	49,526
PPR	387	85,232
Ryohin Keikaku Co. Ltd.	100	9,445
Sears Canada, Inc.	800	7,437

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Seria Co. Ltd.	200	$4,887
Takashimaya Co. Ltd.	2,000	23,612
		605,138
Multi-Utilities – 1.1%
A2A SpA	65,745	51,747
ACEA SpA	2,972	20,356
AGL Energy Ltd.	3,260	53,705
Atco Ltd./Canada, Class I	290	27,819
Canadian Utilities Ltd., Class A	396	32,645
Centrica PLC	26,022	150,257
DUET Group	3,118	7,962
E.ON AG	9,883	179,289
GDF Suez	7,093	152,428
Hera SpA	2,854	5,813
Iren SpA	36,341	37,132
Just Energy Group, Inc.	2,637	17,722
National Grid PLC	18,832	240,197
REN – Redes Energeticas Nacionais SGPS S.A.	7,502	22,887
RWE AG	2,761	99,383
Veolia Environnement S.A.	1,740	24,007
		1,123,349
Office Electronics – 0.4%
Brother Industries Ltd.	500	5,718
Canon, Inc.	6,400	229,628
Konica Minolta, Inc.	1,500	10,610
Neopost S.A.	1,927	126,888
Ricoh Co. Ltd.	3,000	33,446
Riso Kagaku Corp.	900	17,231
		423,521
Oil, Gas & Consumable Fuels – 6.8%
Advantage Oil & Gas Ltd.*	928	3,681
Afren PLC*	9,620	20,078
Alliance Oil Co. Ltd.*	5,562	44,337
AltaGas Ltd.	249	9,293
Angle Energy, Inc.*	2,300	7,043
AOC Holdings, Inc.	800	2,809
Aquila Resources Ltd.*	2,895	5,560
ARC Resources Ltd.	1,758	49,217

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Athabasca Oil Corp.*	1,958	$14,191
Aurora Oil & Gas Ltd.*	674	2,134
Avner Oil Exploration LLP*	32,412	22,901
AWE Ltd.*	5,104	6,835
Bankers Petroleum Ltd.*	6,843	17,144
Baytex Energy Corp.	699	27,665
Beach Energy Ltd.	2,222	3,137
BG Group PLC	18,280	308,551
Birchcliff Energy Ltd.*	2,682	21,065
BlackPearl Resources, Inc.*	6,413	14,027
Bonavista Energy Corp.	536	8,499
Bonheur ASA	689	15,379
Bonterra Energy Corp.	200	9,830
BowLeven PLC*	6,058	7,425
BP PLC	102,540	744,343
Brightoil Petroleum Holdings Ltd.*	128,000	24,410
Bumi PLC*^	3,583	14,460
Buru Energy Ltd.*	5,822	11,241
Cairn Energy PLC*	1,237	5,556
Caltex Australia Ltd.	948	21,197
Cameco Corp.	1,935	37,782
Canacol Energy Ltd.*	3,200	7,922
Canadian Natural Resources Ltd.	5,345	157,026
Canadian Oil Sands Ltd.	2,546	50,092
Cenovus Energy, Inc.	4,186	125,474
China Aviation Oil Singapore Corp. Ltd.	4,000	3,345
Coalspur Mines Ltd.*	2,592	1,224
Coastal Energy Co.*	134	2,572
Cosmo Oil Co. Ltd.*	2,000	4,763
Crescent Point Energy Corp.	1,990	76,130
Crew Energy, Inc.*	883	6,136
Delek Group Ltd.	19	5,000
Denison Mines Corp.*	1,978	2,458
Det Norske Oljeselskap ASA*	745	10,579
DNO International ASA*	5,536	9,683
Dragon Oil PLC	542	5,274
Enbridge Income Fund Holdings Inc.	337	8,309
Enbridge, Inc.	4,079	194,410
Encana Corp.	4,152	76,654

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Energy Resources of Australia Ltd.*	1,430	$1,529
Enerplus Corp.	2,214	31,300
ENI SpA	14,099	337,560
EnQuest PLC*	35,849	71,920
ERG SpA	434	4,160
Esso SA Francaise	52	3,255
Etablissements Maurel et Prom	4,790	81,560
Exmar NV	1,330	12,695
Freehold Royalties Ltd.	1,301	31,715
Frontline Ltd./Bermuda*	1,600	2,912
Galp Energia SGPS S.A.	2,060	33,053
Ganger Rolf ASA	908	20,030
Genel Energy PLC*	1,199	16,609
Gibson Energy, Inc.	242	6,316
Golar LNG Ltd.	100	3,342
Gulf Keystone Petroleum Ltd.*	6,208	13,141
Heritage Oil PLC*	882	2,196
Hoegh LNG Holdings Ltd.*	387	3,092
Husky Energy, Inc.	1,649	47,740
Idemitsu Kosan Co. Ltd.	100	8,449
Imperial Oil Ltd.	1,778	70,848
Inpex Corp.	11	53,075
Isramco Negev 2 LP*	34,999	6,124
Ithaca Energy, Inc.*	15,003	24,611
Itochu Enex Co. Ltd.	3,600	19,846
Ivanhoe Energy, Inc.*	2,667	3,473
Japan Petroleum Exploration Co.	200	7,915
JKX Oil & Gas PLC*	2,004	2,113
JX Holdings, Inc.	12,000	65,045
Kanto Natural Gas Development Ltd.	1,000	6,745
Karoon Gas Australia Ltd.*	3,013	13,074
Keyera Corp.	387	24,212
Legacy Oil + Gas, Inc.*	2,898	15,328
Linc Energy Ltd.*	5,177	10,318
Lundin Petroleum AB*	1,386	33,231
MEG Energy Corp.*	668	19,140
Mongolia Energy Corp. Ltd.*	56,000	2,345
Motor Oil Hellas Corinth Refineries S.A.	397	4,386
Neste Oil OYJ	268	4,180

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
New Hope Corp. Ltd.	2,558	$9,931
Niko Resources Ltd.	400	2,649
Nippon Gas Co. Ltd.	200	2,486
NuVista Energy Ltd.*	2,413	17,560
Oil Search Ltd.	5,646	43,546
OMV AG	605	28,456
Ophir Energy PLC*	2,659	16,839
Origin Energy Ltd.	6,176	78,983
Pacific Rubiales Energy Corp.	2,790	59,081
Paladin Energy Ltd.*	18,665	14,628
Paramount Resources Ltd., Class A*	80	2,867
Parex Resources, Inc.*	6,212	27,791
Parkland Fuel Corp.	1,251	20,708
Pembina Pipeline Corp.	1,569	51,585
Pengrowth Energy Corp.	1,642	8,391
Penn West Petroleum Ltd.	2,737	25,306
PetroBakken Energy Ltd.	2,019	17,262
Petrobank Energy & Resources Ltd.*	814	550
Petrominerales Ltd.	4,725	26,118
Peyto Exploration & Development Corp.	1,036	29,869
Premier Oil PLC*	1,543	8,955
Repsol S.A.	4,367	102,483
Roc Oil Co. Ltd.*	17,561	8,294
Rockhopper Exploration PLC*	2,350	5,002
Royal Dutch Shell PLC, Class A	20,449	697,644
Royal Dutch Shell PLC, Class B	13,988	490,499
San-Ai Oil Co. Ltd.	2,000	9,198
Santos Ltd.	5,664	72,612
Saras SpA*	2,042	2,722
Senex Energy Ltd.*	27,229	19,362
Showa Shell Sekiyu KK	600	4,811
Sinanen Co. Ltd.	2,000	8,192
Soco International PLC*	3,799	22,409
Statoil ASA	6,149	150,279
Suncor Energy, Inc.	8,381	261,716
Sunshine Oilsands Ltd.*	47,629	11,661
Surge Energy, Inc.*	700	2,123
Talisman Energy, Inc.	5,787	69,500
TonenGeneral Sekiyu KK	1,000	10,102
Total Gabon	57	34,943

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Total S.A.	11,645	$587,550
Tourmaline Oil Corp.*	685	27,220
TransCanada Corp.	3,935	195,371
TransGlobe Energy Corp.*	708	5,617
Trilogy Energy Corp.	106	3,104
Tullow Oil PLC	4,996	77,836
Uranium One, Inc.*	3,100	8,630
Veresen, Inc.	445	5,964
Vermilion Energy, Inc.	452	23,232
Washington H Soul Pattinson & Co. Ltd.	264	3,985
Whitecap Resources, Inc.	1,980	20,354
Whitehaven Coal Ltd.	810	1,640
Woodside Petroleum Ltd.	3,539	137,983
		6,921,023
Paper & Forest Products – 0.2%
Ahlstrom Oyj	885	13,418
Canfor Corp.*	300	6,275
Canfor Pulp Products, Inc.	900	8,473
Daiken Corp.	2,000	5,461
Daio Paper Corp.	1,000	5,995
Ence Energia y Celulosa S.A	6,645	17,522
Holmen AB, Class B	194	5,422
Metsa Board OYJ	1,156	3,597
Mitsubishi Paper Mills Ltd.*	9,000	8,870
Mondi PLC	2,115	28,030
Norbord Inc.*	514	17,170
Oji Holdings Corp.	3,000	10,687
Semapa-Sociedade de Investimento e Gestao	3,270	30,954
Stella-Jones, Inc.	257	20,811
Stora Enso Oyj, Class R	3,252	22,616
Sumitomo Forestry Co. Ltd.	500	5,954
UPM-Kymmene Oyj	2,575	26,955
West Fraser Timber Co. Ltd.	65	5,684
		243,894
Personal Products – 0.5%
Aderans Co. Ltd.	500	8,351
Atrium Innovations, Inc.*	1,700	20,941
Beiersdorf AG	513	46,485

	Shares	Value
Personal Products – (continued)
Dr Ci:Labo Co. Ltd.	1	$3,040
Fancl Corp.	400	4,369
Kao Corp.	2,700	93,409
Kobayashi Pharmaceutical Co. Ltd.	100	5,461
Kose Corp.	200	5,221
L’Oreal S.A.*	1,217	217,248
Mandom Corp.	200	7,320
Milbon Co. Ltd.	200	7,587
Oriflame Cosmetics S.A.	2,451	88,867
Shiseido Co. Ltd.	1,800	25,759
		534,058
Pharmaceuticals – 5.9%
Acrux Ltd.	918	3,850
ALK-Abello A/S	82	6,047
Almirall SA	1,064	14,084
Astellas Pharma, Inc.	2,400	139,698
AstraZeneca PLC	6,221	323,633
Bayer AG	4,375	456,941
BTG PLC*	5,034	27,085
Chugai Pharmaceutical Co. Ltd.	1,400	34,881
Daiichi Sankyo Co. Ltd.	3,600	70,403
Dainippon Sumitomo Pharma Co. Ltd.	1,000	18,376
Eisai Co. Ltd.	1,400	63,885
Faes Farma S.A.	4,090	11,189
Fuso Pharmaceutical Industries Ltd.	2,000	8,480
Galenica AG	15	9,850
GlaxoSmithKline PLC	25,903	669,438
H Lundbeck A/S	500	10,009
Haw Par Corp. Ltd.	1,000	6,301
Hikma Pharmaceuticals PLC	312	4,744
Hisamitsu Pharmaceutical Co. Inc.	300	17,647
Kyowa Hakko Kirin Co. Ltd.	1,000	12,268
Meda AB, Class A	1,228	14,683
Merck KGaA	360	54,867
Mitsubishi Tanabe Pharma Corp.	1,700	25,846
Nichi-iko Pharmaceutical Co. Ltd.	800	19,357
Nippon Shinyaku Co. Ltd.	1,000	15,532
Novartis AG	12,084	898,219

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Novo Nordisk A/S, Class B	2,154	$378,239
Ono Pharmaceutical Co. Ltd.	400	26,363
Orion OYJ, Class B	611	17,561
Otsuka Holdings Co. Ltd.	1,900	68,463
Paladin Labs, Inc.*	100	4,991
Recordati SpA	2,678	27,645
Roche Holding AG	3,911	978,375
Rohto Pharmaceutical Co. Ltd.	1,000	14,044
Sanofi	6,337	695,278
Santen Pharmaceutical Co. Ltd.	400	20,039
Sawai Pharmaceutical Co. Ltd.	100	12,915
Seikagaku Corp.	300	4,096
Shionogi & Co. Ltd.	1,400	34,465
Shire PLC	3,000	93,477
Stada Arzneimittel AG	1,001	40,581
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,412
Takeda Pharmaceutical Co. Ltd.	4,500	247,151
Teva Pharmaceutical Industries Ltd.	5,124	200,613
Towa Pharmaceutical Co. Ltd.	100	4,958
Tsumura & Co.	200	6,519
UCB S.A.*	622	36,804
The United Laboratories International Holdings Ltd.*	18,000	6,749
Valeant Pharmaceuticals International, Inc.*	1,515	115,223
Virbac S.A.	82	16,757
ZERIA Pharmaceutical Co. Ltd.	1,000	15,389
		6,011,420
Professional Services – 0.8%
Adecco S.A.*	615	32,923
ALS Ltd./Queensland	1,657	16,839
Brunel International NV	60	2,544
Bureau Veritas S.A.	281	34,472
Capita PLC	3,477	48,840
DKSH Holding AG	54	4,703
Experian PLC	5,635	99,280
Hays PLC	25,650	37,287
Intertek Group PLC	777	40,004
McMillan Shakespeare Ltd.	342	5,418

	Shares	Value
Professional Services – (continued)
Meitec Corp.	700	$18,016
Michael Page International PLC	5,375	31,170
Randstad Holding N.V.	640	26,676
SAI Global Ltd.	4,588	16,812
Seek Ltd.	1,978	22,956
SGS S.A.	28	67,728
Stantec, Inc.	78	3,341
Sthree PLC	578	3,018
Teleperformance S.A.	2,934	129,275
Temp Holdings Co. Ltd.	1,400	30,397
USG People NV	3,457	27,059
WS Atkins PLC	5,410	75,865
		774,623
Real Estate Investment Trusts (REITs) – 2.1%
Abacus Property Group	2,180	5,295
Advance Residence Investment Corp.	6	14,358
Allied Properties Real Estate Investment Trust	122	4,183
Altarea	270	50,192
ANF Immobilier	366	11,098
Ascendas Real Estate Investment Trust	10,000	22,328
Ascott Residence Trust	9,000	10,267
Befimmo SCA Sicafi	387	26,848
Beni Stabili SpA	24,897	17,561
Big Yellow Group PLC	2,896	18,187
Boardwalk Real Estate Investment Trust	307	20,104
British Land Co. PLC	4,295	39,741
Brookfield Canada Office Properties	200	5,953
BWP Trust	7,931	19,923
Cache Logistics Trust	7,000	8,042
Calloway Real Estate Investment Trust	200	6,007
Canadian Real Estate Investment Trust	100	4,739
CapitaCommercial Trust	16,000	22,214
CapitaRetail China Trust	9,000	12,313
CDL Hospitality Trusts	4,000	6,495
CFS Retail Property Trust Group	5,170	11,807

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Charter Hall Group	4,649	$20,558
Charter Hall Retail REIT	6,150	27,387
Chartwell Retirement Residences	346	3,925
Cofinimmo	162	19,532
Corio NV	534	24,771
Cromwell Property Group	28,661	31,239
Daiwa Office Investment Corp.	2	9,517
Daiwahouse Residential Investment Corp.	2	8,521
Derwent London PLC	416	14,950
Dexus Property Group	24,122	28,921
Dundee Real Estate Investment Trust, Class A	200	7,359
Eurocommercial Properties NV	739	30,223
Far East Hospitality Trust	9,000	8,257
Federation Centres Ltd.	3,426	9,247
Fonciere des Murs	2,576	58,754
Fonciere Des Regions	50	3,982
Fortune Real Estate Investment Trust	21,000	19,483
Frasers Centrepoint Trust	10,000	18,268
Frontier Real Estate Investment Corp.	1	10,225
Fukuoka REIT Co.	2	16,918
Gecina S.A.	121	14,566
Global One Real Estate Investment Corp.	1	6,755
Goodman Group	9,309	50,345
Goodman Property Trust	27,812	26,960
GPT Group	8,875	37,772
Granite Real Estate Investment Trust	132	5,243
Great Portland Estates PLC	2,954	24,459
H&R Real Estate Investment Trust	214	5,266
Hammerson PLC	2,772	22,413
Hankyu Reit, Inc.	1	6,611
ICADE	114	10,521
Immobiliare Grande Distribuzione	4,058	4,387
Industrial & Infrastructure Fund Investment Corp.	1	10,625

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
InnVest Real Estate Investment Trust	1,100	$5,468
Intu Properties PLC	1,295	6,907
Investa Office Fund	1,366	4,651
Japan Excellent, Inc.	1	6,817
Japan Hotel REIT Investment Corp.	35	14,803
Japan Logistics Fund, Inc.	1	10,820
Japan Prime Realty Investment Corp.	3	11,026
Japan Real Estate Investment Corp.	3	40,222
Japan Rental Housing Investments, Inc.	12	9,387
Japan Retail Fund Investment Corp.	10	23,714
Kenedix Realty Investment Corp.	3	14,090
Keppel REIT	1,800	2,207
Kiwi Income Property Trust	2,741	2,763
Klepierre	655	27,806
Land Securities Group PLC	3,476	47,257
The Link REIT	12,000	67,959
Lippo Malls Indonesia Retail Trust	12,000	5,115
Londonmetric Property PLC	13,999	24,947
Mapletree Commercial Trust	4,000	4,758
Mapletree Industrial Trust	5,070	6,463
Mapletree Logistics Trust	5,067	5,389
Mercialys S.A.	257	5,741
MID Reit, Inc.	7	18,670
Mirvac Group	17,643	32,416
Morguard Real Estate Investment Trust	2,025	36,862
Mori Hills REIT Investment Corp.	1	6,950
Mori Trust Sogo Reit, Inc.	1	9,722
Nieuwe Steen Investments NV	3,231	24,144
Nippon Accommodations Fund, Inc.	1	7,751
Nippon Building Fund, Inc.	4	57,571
Nomura Real Estate Office Fund, Inc.	1	6,385
Nomura Real Estate Residential Fund, Inc.	3	18,571
Orix JREIT, Inc.	5	6,755

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Parkway Life Real Estate Investment Trust	9,000	$19,510
Premier Investment Corp.	4	18,540
Regal Real Estate Investment Trust	56,000	18,473
RioCan Real Estate Investment Trust	730	21,417
Segro PLC	1,477	6,124
Sekisui House SI Investment Co.	2	10,215
Shaftesbury PLC	2,325	21,983
Societe Immobiliere de Location pour l’Industrie et le Commerce	171	20,157
Starhill Global REIT	29,000	22,722
Stockland	10,917	43,856
Suntec Real Estate Investment Trust	21,000	33,163
Tokyu REIT, Inc.	3	19,095
Top REIT, Inc.	2	10,718
Unibail-Rodamco SE	487	127,449
United Urban Investment Corp.	13	21,420
Vastned Retail N.V.	534	23,863
Warehouses De Pauw SCA	196	12,533
Wereldhave N.V.	363	26,360
Westfield Group	11,341	137,150
Westfield Retail Trust	13,563	46,461
Workspace Group PLC	750	4,377
		2,175,308
Real Estate Management & Development – 2.9%
Aeon Mall Co. Ltd.	200	6,437
Africa Israel Investments Ltd.*	5,484	13,285
Allreal Holding AG*	27	3,956
Alony Hetz Properties & Investments Ltd.	5,931	38,861
Amot Investments Ltd.	2,453	6,900
Argosy Property Ltd.	6,525	5,849
Ascendas India Trust	16,000	10,652
Atrium European Real Estate Ltd.	1,234	7,373
Atrium Ljungberg AB, Class B	1,034	14,384
Brookfield Asset Management, Inc., Class A	2,854	110,347

	Shares	Value
Real Estate Management & Development – (continued)
Brookfield Office Properties, Inc.	1,253	$23,108
Bukit Sembawang Estates Ltd.	9,000	52,101
CA Immobilien Anlagen AG*	1,815	25,544
Capital & Counties Properties PLC	3,771	18,077
CapitaLand Ltd.	11,000	33,402
CapitaMalls Asia Ltd.	10,000	17,050
Castellum AB	1,191	17,847
Cheung Kong Holdings Ltd.	8,000	120,403
City Developments Ltd.	2,000	18,284
Citycon OYJ	7,131	23,128
CLS Holdings PLC*	280	3,994
Conwert Immobilien Invest SE	573	6,492
Daejan Holdings PLC	137	8,359
Daibiru Corp.	400	5,576
Daikyo, Inc.	2,000	7,720
Daito Trust Construction Co. Ltd.	400	38,764
Daiwa House Industry Co. Ltd.	3,000	67,817
Deutsche Euroshop AG	475	20,375
Deutsche Wohnen AG	1,101	19,436
Dolphin Capital Investors Ltd.*	10,829	5,393
Emperor International Holdings	54,000	15,099
Fabege AB	2,513	27,175
Fastighets AB Balder, Class B*	3,710	26,823
First Capital Realty, Inc.	300	5,804
FirstService Corp./Canada*	304	10,073
FKP Property Group	8,879	15,208
GAGFAH S.A.*	641	8,282
Gazit-Globe Ltd.	475	6,329
Global Logistic Properties Ltd.	9,000	20,168
Goldcrest Co. Ltd.	1,000	32,902
Grainger PLC	10,741	22,736
Great Eagle Holdings Ltd.	15,000	63,591
GSW Immobilien AG	538	21,612
Hang Lung Group Ltd.	4,000	23,555
Hang Lung Properties Ltd.	13,000	50,589
Heiwa Real Estate Co. Ltd.	300	7,607
Henderson Land Development Co. Ltd.	4,000	28,967
HKR International Ltd.	39,200	19,599
Ho Bee Investment Ltd.	8,000	13,965
Hongkong Land Holdings Ltd.	6,000	43,560
Hufvudstaden AB, Class A	283	3,703

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Hulic Co. Ltd.	1,600	$17,772
Hysan Development Co. Ltd.	2,000	9,909
Iida Home Max	1,000	19,146
IMMOFINANZ AG*	2,814	11,520
IVG Immobilien AG*	3,867	3,253
K Wah International Holdings Ltd.	55,000	30,049
Keppel Land Ltd.	2,000	6,593
Kerry Properties Ltd.	4,500	20,353
Klovern AB	5,855	26,502
Kowloon Development Co. Ltd.	17,000	22,519
Kungsleden AB	7,390	51,830
Lend Lease Group	2,550	28,535
Leopalace21 Corp.*	9,900	54,882
Midland Holdings Ltd.	4,000	1,845
Mitsubishi Estate Co. Ltd.	7,000	227,441
Mitsui Fudosan Co. Ltd.	4,000	135,920
Mobimo Holding AG*	135	30,373
Morguard Corp.	379	44,688
New World Development Co. Ltd.	27,000	47,107
Nitsba Holdings 1995 Ltd.*	1,947	22,651
Nomura Real Estate Holdings, Inc.	200	5,369
Norwegian Property ASA	13,388	18,813
NTT Urban Development Corp.	8	11,826
Peet Ltd.*	5,644	8,261
Polytec Asset Holdings Ltd.	95,000	12,119
Precinct Properties New Zealand Ltd.	22,735	20,966
PSP Swiss Property AG*	373	35,033
Relo Holdings, Inc.	900	50,539
Savills PLC	2,611	23,651
Sino Land Co. Ltd.	20,165	33,155
Songbird Estates PLC*	12,519	27,278
Sponda OYJ	980	5,233
ST Modwen Properties PLC	3,576	14,883
Sumitomo Realty & Development Co. Ltd.	2,000	94,446
Sun Hung Kai Properties Ltd.	9,000	130,119
Swire Pacific Ltd.	5,000	12,048
Swire Pacific Ltd., Class A	4,500	57,202

	Shares	Value
Real Estate Management & Development – (continued)
Swire Properties Ltd.	5,400	$19,274
Swiss Prime Site AG*	272	22,326
TOC Co. Ltd.	400	3,146
Tokyo Tatemono Co. Ltd.	3,000	27,749
Tokyu Land Corp.	2,000	24,536
Tokyu Livable, Inc.	400	9,810
Unite Group PLC	3,471	18,789
UOL Group Ltd.	2,000	11,578
Wallenstam AB, Class B	1,505	21,390
Wharf Holdings Ltd.	9,000	80,310
Wheelock & Co. Ltd.	4,000	22,266
Wihlborgs Fastigheter AB	1,229	20,315
Wing Tai Holdings Ltd.	29,000	51,330
Ying Li International Real Estate Ltd.*	24,000	9,938
		2,934,847
Road & Rail – 1.5%
Asciano Ltd.	5,427	30,421
Aurizon Holdings Ltd.	10,532	45,371
Brockman Mining Ltd.*	140,000	8,118
Canadian National Railway Co.	2,340	229,452
Canadian Pacific Railway Ltd.	936	116,841
Central Japan Railway Co.	900	108,562
ComfortDelGro Corp. Ltd.	13,000	20,951
DSV A/S	1,163	29,307
East Japan Railway Co.	1,800	151,894
Firstgroup PLC	26,038	85,549
Go-Ahead Group PLC	2,162	52,156
Hankyu Hanshin Holdings, Inc.	6,000	38,805
KEIKYU CORP	2,000	22,133
Keio Corp.	3,000	25,808
Keisei Electric Railway Co. Ltd.	1,000	10,574
Kintetsu Corp.	9,000	45,550
Maruzen Showa Unyu Co. Ltd.	2,000	7,166
MTR Corp. Ltd.	6,500	26,802
Nagoya Railroad Co. Ltd.	2,000	6,201
Nankai Electric Railway Co. Ltd.	2,000	8,028
National Express Group PLC	23,851	71,088
Nippon Express Co. Ltd.	6,000	31,229
Nippon Konpo Unyu Soko Co. Ltd.	2,900	44,776
Nishi-Nippon Railroad Co. Ltd.	1,000	4,096

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Odakyu Electric Railway Co. Ltd.	4,000	$48,167
Sankyu, Inc.	2,000	8,931
Senko Co. Ltd.	5,000	27,102
Sixt AG	1,408	29,454
SMRT Corp. Ltd.	8,000	9,613
Sotetsu Holdings, Inc.	1,000	3,891
Stagecoach Group PLC	834	3,991
Tobu Railway Co. Ltd.	4,000	23,242
Tokyu Corp.	8,000	63,484
TransForce, Inc.	200	3,953
Transport International Holdings Ltd.	4,000	9,020
West Japan Railway Co.	900	43,517
		1,495,243
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.	1,000	14,968
Aixtron SE NA	1,414	20,190
AMS AG	167	15,586
ARM Holdings PLC	7,327	113,581
ASM International NV	1,198	40,015
ASM Pacific Technology Ltd.	400	4,123
ASML Holding NV	2,067	153,834
CSR PLC	4,039	30,991
Dainippon Screen Manufacturing Co. Ltd.	1,000	5,154
Dialog Semiconductor PLC*	974	11,583
Disco Corp.	100	6,457
EZchip Semiconductor Ltd.*	500	11,405
Imagination Technologies Group PLC*	3,889	25,749
Infineon Technologies AG	6,005	47,462
Kontron AG	3,452	18,746
Megachips Corp.	200	3,028
Mellanox Technologies Ltd.*	100	5,098
Micronas Semiconductor Holding AG*	997	7,030
Mimasu Semiconductor Industry Co. Ltd.	500	5,061
Nordic Semiconductor ASA*	868	2,639
Nuflare Technology, Inc.	1	7,782
Renewable Energy Corp. ASA*	74,459	20,642

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Rohm Co. Ltd.	300	$10,579
Sanken Electric Co. Ltd.	5,000	23,406
Shinko Electric Industries Co. Ltd.	600	6,098
Silex Systems Ltd.*	720	2,033
SMA Solar Technology AG	212	5,255
SOITEC*	884	3,205
Solarworld AG	1,426	1,316
STATS ChipPAC Ltd.*	126,000	42,455
STMicroelectronics N.V.	3,135	27,283
Sumco Corp.	600	6,301
Tokyo Electron Ltd.	900	46,104
Tokyo Seimitsu Co. Ltd.	800	17,583
Ulvac, Inc.*	300	2,347
Wolfson Microelectronics PLC*	714	2,281
		767,370
Software – 1.0%
Allot Communications Ltd.*	300	3,396
Aveva Group PLC	618	21,353
Computer Modelling Group Ltd.	400	8,017
Constellation Software, Inc./Canada	180	24,606
Dassault Systemes S.A.	354	43,218
DTS Corp.	1,100	18,441
Dwango Co. Ltd.	1	5,051
Fidessa Group PLC	987	27,574
Fuji Soft, Inc.	900	24,041
GungHo Online Entertainment, Inc.*	6	56,791
Konami Corp.	200	4,562
MacDonald Dettwiler & Associates Ltd.	250	18,087
Micro Focus International PLC	2,883	30,041
Nexon Co. Ltd.	300	3,640
NICE Systems Ltd.*	442	15,504
Nintendo Co. Ltd.	600	66,523
NSD Co. Ltd.	2,300	26,138
Oracle Corp. Japan	200	8,572
Playtech Ltd.	2,533	24,167
The Sage Group PLC	7,291	38,299
SAP AG	4,834	384,364
SimCorp A/S	71	20,779
Software AG	367	12,844

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Tecmo Koei Holdings Co. Ltd.	1,200	$10,828
Temenos Group AG*	945	22,380
Trend Micro, Inc.	700	19,618
UBISOFT Entertainment*	4,683	52,294
Xero Ltd.*	600	7,669
		998,797
Specialty Retail – 1.7%
Alpen Co. Ltd.	1,400	29,247
AOKI Holdings, Inc.	100	3,085
Aoyama Trading Co. Ltd.	500	14,952
ARB Corp. Ltd.	1,725	23,278
Automotive Holdings Group Ltd.	7,428	31,382
Baoxin Auto Group Ltd.*	33,000	28,788
Bic Camera, Inc.	54	23,699
BMTC Group, Inc., Class A	244	3,639
Carpetright PLC*	268	2,619
Carphone Warehouse Group PLC	2,040	7,461
Charles Voegele Holding AG*	170	2,370
Chiyoda Co. Ltd.	200	5,776
Chow Sang Sang Holdings International Ltd.	7,000	18,942
Chow Tai Fook Jewellery Group Ltd.	2,800	3,767
Clas Ohlson AB, Class B	2,118	28,548
Darty PLC	6,542	4,989
Delek Automotive Systems Ltd.	1,942	20,859
Delticom AG	112	5,508
Dixons Retail PLC*	72,217	39,452
Dufry AG*	55	7,336
Dunelm Group PLC	394	5,182
EDION Corp.	4,600	21,534
Emperor Watch & Jewellery Ltd.	180,000	18,323
Esprit Holdings Ltd.	12,600	17,665
Fast Retailing Co. Ltd.	300	109,948
Fielmann AG	70	6,761
Folli Follie Group*	230	4,815
Geo Holdings Corp.	21	25,094
Giordano International Ltd.	24,000	23,998
Gulliver International Co. Ltd.	3,100	24,887
Halfords Group PLC	3,757	20,162

	Shares	Value
Specialty Retail – (continued)
Hennes & Mauritz AB, Class B	4,923	$174,389
Honeys Co. Ltd.	400	5,178
Howden Joinery Group PLC	9,300	35,998
Inditex S.A.	1,181	158,895
IT Ltd.	14,000	5,123
JB Hi-Fi Ltd.	5,545	92,096
Jin Co. Ltd.*	200	11,826
Joshin Denki Co. Ltd.	2,000	17,924
JUMBO S.A.*	5,205	49,065
Kathmandu Holdings Ltd.	10,721	20,693
Keiyo Co. Ltd.	800	4,049
Kingfisher PLC	12,421	60,529
Kohnan Shoji Co. Ltd.	2,800	34,407
K’s Holdings Corp.	200	7,042
Leon’s Furniture Ltd.	900	11,954
L’Occitane International S.A.	1,000	2,899
Luk Fook Holdings International Ltd.	18,000	51,027
Megane TOP Co. Ltd.	1,500	21,605
Mekonomen AB	674	21,293
Nafco Co. Ltd.	600	12,744
NEC Mobiling Ltd.	400	22,872
Nishimatsuya Chain Co. Ltd.	400	3,963
Nitori Holdings Co. Ltd.	150	11,303
Pal Co. Ltd.	600	19,988
Point, Inc.	310	15,085
Praktiker AG*	2,466	3,605
Premier Investments Ltd.	550	4,938
Reitmans Canada Ltd., Class A	370	3,255
RONA, Inc.	6,734	70,296
SA SA International Holdings Ltd.	14,000	14,576
Sanrio Co. Ltd.	100	5,015
Shimamura Co. Ltd.	100	12,637
Sports Direct International PLC*	3,304	23,974
Super Retail Group Ltd.	315	4,303
SuperGroup PLC*	681	7,340
T-Gaia Corp.	1,200	12,960
Trinity Ltd.	24,000	9,463
United Arrows Ltd.	200	7,761
USS Co. Ltd.	160	20,515
Valora Holding AG	228	44,866
WH Smith PLC	2,359	27,151

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Xebio Co. Ltd.	1,500	$35,325
Yamada Denki Co. Ltd.	590	28,437
		1,792,430
Textiles, Apparel & Luxury Goods – 1.3%
Adidas AG	1,099	114,899
Asics Corp.	900	16,233
Bijou Brigitte AG	254	25,434
Billabong International Ltd.*	17,977	8,864
Brunello Cucinelli SpA*	187	4,009
Burberry Group PLC	2,343	48,719
China Outfitters Holdings Ltd.	24,000	4,020
Christian Dior S.A.	271	47,287
Cie Financiere Richemont S.A.	2,809	227,091
Geox SpA	2,499	7,578
Gerry Weber International AG	393	17,256
Gildan Activewear, Inc.	761	30,649
Gunze Ltd.	2,000	5,215
Hermes International	83	28,024
Hugo Boss AG	192	22,367
The Japan Wool Textile Co. Ltd.	3,000	25,901
Kurabo Industries Ltd.	9,000	16,908
Luxottica Group SpA	857	44,664
LVMH Moet Hennessy Louis Vuitton S.A.	1,407	243,931
Mulberry Group PLC	152	2,106
Onward Holdings Co. Ltd.	1,000	9,352
Pacific Textile Holdings Ltd.	25,000	30,861
Pandora A/S	930	28,418
Puma SE*	10	3,101
Samsonite International S.A.	6,900	16,982
Sanyo Shokai Ltd.	6,000	18,232
Seiko Holdings Corp.	7,000	41,033
Seiren Co. Ltd.	500	3,331
Stella International Holdings Ltd.	1,500	4,417
The Swatch Group AG	163	93,436
Swatch Group AG (The)	190	19,103
Texwinca Holdings Ltd.	36,000	42,028
Tod’s SpA	29	4,213
TSI Holdings Co Ltd.	400	2,952
Unitika Ltd.*	42,000	27,595

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Yue Yuen Industrial Holdings Ltd.	6,000	$20,759
		1,306,968
Thrifts & Mortgage Finance – 0.1%
Aareal Bank AG*	2,639	63,496
First National Financial Corp.	172	3,179
Home Capital Group, Inc.	70	4,023
Paragon Group of Cos. PLC	6,392	31,079
		101,777
Tobacco – 0.9%
British American Tobacco PLC	9,840	546,132
Imperial Tobacco Group PLC	5,257	188,186
Japan Tobacco, Inc.	4,900	185,366
Swedish Match AB	990	34,381
		954,065
Trading Companies & Distributors – 1.3%
Ashtead Group PLC	3,116	28,492
BayWa AG	72	3,626
Brenntag AG	272	46,421
Bunzl PLC	1,701	33,861
Cramo OYJ	2,338	30,824
Emeco Holdings Ltd.	28,794	13,749
Finning International, Inc.	991	21,419
Grafton Group PLC	6,078	42,318
Hanwa Co. Ltd.	10,000	37,676
Inaba Denki Sangyo Co. Ltd.	200	5,897
Inabata & Co. Ltd.	2,800	21,932
Indutrade AB	108	3,771
ITOCHU Corp.	8,200	101,437
Kamei Corp.	1,000	10,122
Kanematsu Corp.*	27,000	37,419
Kloeckner & Co. SE*	5,545	66,906
Kuroda Electric Co. Ltd.	1,700	22,548
Marubeni Corp.	9,000	64,398
MISUMI Group, Inc.	700	21,350
Mitsubishi Corp.	7,500	134,586
Mitsui & Co. Ltd.	9,300	127,743
MonotaRO Co. Ltd.	400	10,171
Nichiden Corp.	300	7,080
Noble Group Ltd.	11,000	10,047
Ramirent OYJ	2,223	22,040

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Rexel S.A.	212	$4,669
Richelieu Hardware Ltd.	424	16,714
Russel Metals, Inc.	142	3,847
Seven Group Holdings Ltd.	1,044	10,068
SIG PLC	11,924	30,083
Sojitz Corp.	3,000	4,712
Solar A/S, Class B	461	23,152
Sumikin Bussan Corp.	6,000	19,649
Sumitomo Corp.	6,300	78,645
Tat Hong Holdings Ltd.	20,000	24,195
Toyota Tsusho Corp.	900	25,048
Travis Perkins PLC	1,036	23,122
Trusco Nakayama Corp.	1,200	24,774
Wajax Corp.	200	6,856
Wolseley PLC	1,495	74,063
Yamazen Corp.	2,700	17,185
Yuasa Trading Co. Ltd.	11,000	23,262
		1,335,877
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	2,108	39,409
Aeroports de Paris	62	5,618
Ansaldo STS SpA	819	8,460
Atlantia SpA	1,603	28,679
Auckland International Airport Ltd.	9,106	24,216
Australian Infrastructure Fund	1,446	4,728
Autostrada Torino-Milano SpA*	2,084	24,865
BBA Aviation PLC	12,763	49,840
China Resources and Transportation Group Ltd.*	200,000	7,603
Flughafen Wien AG*	104	6,454
Flughafen Zuerich AG	16	7,789
Fraport AG Frankfurt Airport Services Worldwide	68	4,068
Gemina SpA*	6,809	13,026
Groupe Eurotunnel S.A.	2,703	22,654
Hamburger Hafen und Logistik AG	216	4,653
Hutchison Port Holdings Trust, Class U	28,000	23,240
Japan Airport Terminal Co. Ltd.	500	7,720

	Shares	Value
Transportation Infrastructure – (continued)
Kamigumi Co. Ltd.	1,000	$9,362
Kobenhavns Lufthavne	50	20,504
Koninklijke Vopak N.V.	273	15,138
Mitsubishi Logistics Corp.	1,000	17,873
Mitsui-Soko Co. Ltd.	2,000	13,613
Nissin Corp.	4,000	11,744
Qube Holdings Ltd.	4,795	8,711
SATS Ltd.	2,000	5,115
The Sumitomo Warehouse Co. Ltd.	9,000	64,490
Sydney Airport	1,178	4,231
Transurban Group	7,679	54,364
Westshore Terminals Investment Corp.	134	3,863
		512,030
Water Utilities – 0.2%
Athens Water Supply & Sewage Co. SA (The)	926	6,947
Hyflux Ltd.	15,000	16,685
Kurita Water Industries Ltd.	200	4,104
Pennon Group PLC	2,517	26,854
Severn Trent PLC	1,227	34,776
Sound Global Ltd.	11,000	5,001
Suez Environnement Co.	1,717	24,686
United Utilities Group PLC	3,475	40,050
		159,103
Wireless Telecommunication Services – 1.5%
Freenet AG	1,294	32,261
KDDI Corp.	2,800	134,524
Mobistar S.A.	1,584	37,820
NTT DOCOMO, Inc.	87	143,794
Okinawa Cellular Telephone Co.	600	16,908
Rogers Communications, Inc., Class B	2,368	116,981
SmarTone Telecommunications Holdings Ltd.	6,000	10,685
Softbank Corp.	5,141	254,649
Sonaecom – SGPS S.A.	2,864	6,713
StarHub Ltd.	2,000	7,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Tele2 AB, Class B	1,665	$28,577
Vodafone Group PLC	261,090	797,279
		1,587,872
Total Common Stocks (Cost $94,305,389)		100,743,142

PREFERRED STOCKS – 0.4%
Aerospace & Defense – 0.0%†
Rolls-Royce Holdings PLC*^	1,184,645	1,844
Automobiles – 0.3%
Porsche Automobil Holding SE	837	65,647
Volkswagen AG	783	158,872
		224,519
Diversified Telecommunication Services – 0.0%†
Telecom Italia SpA	29,601	20,606
Household Products – 0.1%
Henkel AG & Co. KGaA	918	86,657
Insurance – 0.0%†
Unipol Gruppo Finanziario SpA*	18,393	56,064
Machinery – 0.0%†
KSB AG	48	27,212
Total Preferred Stocks (Cost $403,002)		416,902

	No. of Rights	Value
RIGHTS – 0.0%†
Africa Israel Investments Ltd., expiring 05/07/13 at 750 ILS*^	119	$392
Bankia S.A., expiring 05/14/13 at 1.35 EUR*	16	26
Faes Farma S.A., expiring 05/03/13*	4,090	448
Koninklijke KPN N.V., expiring 05/14/13 at 1.06 EUR*	6,519	8,767
Total Rights (Cost $14,329)		9,633
Total Investment Securities (Cost $94,722,720) – 99.0%		101,169,677
Other assets less liabilities – 1.0%		1,052,818
NET ASSETS – 100.0%		$102,222,495

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $42,557 or 0.04% of net assets.

(a)	144A security – Certain conditions for public sale may exist.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,151,872
Aggregate gross unrealized depreciation	(2,704,915)
Net unrealized appreciation	$6,446,957
Federal income tax cost of investments	$94,722,720

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini MSCI EAFE Futures Contracts	13	06/21/13	$1,131,520	$43,955

Cash collateral in the amount of $94,133 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
EUR 30,864	Citibank N.A.	USD40,000	06/19/13	$704

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Australia	7.8%
Austria	0.4
Belgium	1.1
Canada	9.5
Denmark	1.1
Finland	0.7
France	7.3
Germany	6.6
Greece	0.2
Hong Kong	3.0
Ireland	0.5
Israel	0.6
Italy	2.2
Japan	22.5
Netherlands	2.2
New Zealand	0.3
Norway	1.1
Portugal	0.3
Singapore	1.9
Spain	2.3
Sweden	3.0
Switzerland	6.5
United Kingdom	17.9
Other [1]	1.0
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 90.1%
Aerospace & Defense – 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,645	$9,768
AviChina Industry & Technology Co. Ltd., Class H	104,000	50,254
Embraer S.A.	10,500	91,583
Korea Aerospace Industries Ltd.	440	11,187
S&T Dynamics Co. Ltd.	3,580	42,747
		205,539
Air Freight & Logistics – 0.1%
Hanjin Transportation Co. Ltd.	1,180	24,269
Hyundai Glovis Co. Ltd.	280	47,035
Kerry TJ Logistics Co. Ltd.	8,000	10,707
POS Malaysia BHD	17,600	25,164
Sinotrans Ltd., Class H	256,000	54,759
		161,934
Airlines – 0.7%
Aeroflot – Russian Airlines OJSC	35,601	61,975
Air China Ltd., Class H	42,000	33,987
AirAsia BHD	33,900	32,647
Asiana Airlines, Inc.*	1,670	7,931
Cebu Air, Inc.	6,550	12,962
China Airlines Ltd.*	32,000	12,198
China Eastern Airlines Corp. Ltd., Class H*	258,000	103,391
China Southern Airlines Co. Ltd., Class H	268,000	140,896
Eva Airways Corp.*	26,000	14,492
Garuda Indonesia Persero Tbk PT*	117,000	7,581
Grupo Aeromexico SAB de CV*	11,400	16,392
Korean Air Lines Co. Ltd.*	1,090	34,938
Latam Airlines Group S.A.	4,375	90,283
Malaysian Airline System BHD*	9,400	2,101

	Shares	Value
Airlines – (continued)
Thai Airways International PCL	138,700	$139,409
Turk Hava Yollari*	10,610	44,133
		755,316
Auto Components – 0.8%
Autometal S.A.	1,400	14,690
Cheng Shin Rubber Industry Co. Ltd.	29,000	98,167
Dae Won Kang Up Co. Ltd.	820	6,098
Depo Auto Parts Ind Co. Ltd.	3,000	8,031
Gajah Tunggal Tbk PT	56,500	16,853
Global & Yuasa Battery Co. Ltd.	420	20,746
Halla Visteon Climate Control Corp.	700	18,909
Hyundai Mobis	1,311	297,603
Hyundai Wia Corp.	255	32,879
Kenda Rubber Industrial Co. Ltd.	4,000	7,970
Kumho Tire Co., Inc.*	1,110	11,944
Mahle-Metal Leve SA Industria e Comercio	1,700	23,364
Mando Corp.	258	19,679
Minth Group Ltd.	32,000	57,233
Nan Kang Rubber Tire Co. Ltd.	4,000	4,723
Nexen Tire Corp.	650	8,499
SL Corp.	1,830	24,343
Sri Trang Agro-Industry PCL	11,300	6,006
Sungwoo Hitech Co. Ltd.	4,623	64,226
Tianneng Power International Ltd.	104,000	65,799
Tong Yang Industry Co. Ltd.	16,000	16,725
Tupy S.A.	2,300	25,421
Xingda International Holdings Ltd.	137,000	52,430
		902,338
Automobiles – 2.1%
Astra International Tbk PT	410,500	310,329
Brilliance China Automotive Holdings Ltd.*	42,000	51,414

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
Byd Co. Ltd., Class H*	7,000	$24,985
China Motor Corp.	4,000	3,897
Dongfeng Motor Group Co. Ltd., Class H	50,000	74,479
DRB-Hicom Bhd	7,100	5,857
Ford Otomotiv Sanayi AS	144	1,999
Geely Automobile Holdings Ltd.	45,000	22,614
Ghabbour Auto	2,371	9,065
Great Wall Motor Co. Ltd., Class H	21,000	91,056
Guangzhou Automobile Group Co. Ltd., Class H	46,000	37,935
Hyundai Motor Co.	3,049	552,325
Jiangling Motors Corp. Ltd., Class B	5,600	14,280
Kia Motors Corp.	5,250	261,237
Mahindra & Mahindra Ltd. (GDR)	18,127	308,884
Sanyang Industry Co. Ltd.*	107,000	105,506
Ssangyong Motor Co.	620	3,389
TAN Chong Motor Holdings BHD	5,600	9,994
Tata Motors Ltd. (ADR)	13,576	373,883
Tofas Turk Otomobil Fabrikasi AS	1,311	9,138
UMW Holdings Bhd	4,200	19,740
Yulon Motor Co. Ltd.	21,000	36,006
		2,328,012
Beverages – 1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,709	78,245
Arca Continental SAB de CV	6,700	54,767
Carlsberg Brewery Malaysia Bhd	3,200	15,713
Cia Cervecerias Unidas S.A.	1,918	33,153
Cia de Bebidas das Americas	2,900	119,060
Coca-Cola Femsa SAB de CV	4,700	75,840
Coca-Cola Icecek AS	1,394	38,864
Distell Group Ltd.	563	7,941
Fomento Economico Mexicano SAB de CV	36,500	413,442

	Shares	Value
Beverages – (continued)
Fraser & Neave Holdings Bhd	3,000	$17,985
Grupo Modelo SAB de CV	11,100	100,823
Guinness Anchor Bhd	2,000	12,135
Hey Song Corp.	19,000	25,141
Hite Jinro Co. Ltd.	320	9,371
Kingway Brewery Holdings Ltd.	42,000	16,723
Lotte Chilsung Beverage Co. Ltd.	21	32,779
Thai Beverage PCL	130,000	63,857
Tibet 5100 Water Resources Holdings Ltd.	67,000	23,914
Tsingtao Brewery Co. Ltd., Class H	4,000	26,828
Vina Concha y Toro S.A.	29,051	56,746
Yantai Changyu Pioneer Wine Co. Ltd., Class B	13,100	59,739
		1,283,066
Biotechnology – 0.1%
Green Cross Corp.	113	15,494
Medigen Biotechnology Corp.*	4,000	22,567
Medipost Co. Ltd.*	318	24,284
Medy-Tox, Inc.	188	20,587
PharmaEngine, Inc.*	1,000	5,218
RNL BIO Co. Ltd.*	3,090	499
Seegene, Inc.*	324	19,329
		107,978
Building Products – 0.1%
China Liansu Group Holdings Ltd.	14,000	7,974
KCC Corp.	55	16,331
LG Hausys Ltd.	257	22,986
Sung Kwang Bend Co. Ltd.	734	15,762
Taiwan Glass Industry Corp.	15,000	15,248
Trakya Cam Sanayi AS*	8,025	13,558
Yuanda China Holdings Ltd.	394,000	36,046
		127,905

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – 1.1%
Administradora de Fondos de Pensiones Provida S.A.	2,438	$16,857
AFP Habitat S.A.	4,879	9,706
Brait SE*	14,677	59,901
Capital Securities Corp.	29,000	10,269
CETIP SA – Mercados Organizados	3,000	35,439
China Bills Finance Corp.	45,000	17,840
China Everbright Ltd.	16,000	25,441
Citadel Capital SAE*	40,421	19,877
CITIC Securities Co. Ltd., Class H	17,000	38,554
Coronation Fund Managers Ltd.	38,917	232,660
Daewoo Securities Co. Ltd.*	3,150	31,177
Daishin Securities Co. Ltd.*	6,090	51,649
Egyptian Financial Group-Hermes Holding*	6,618	9,496
Egyptian Kuwaiti Holding Co. SAE	15,281	17,879
Guotai Junan International Holdings Ltd.	28,000	11,798
Haitong Securities Co. Ltd., Class H*	17,600	25,627
Hanwha Investment & Securities Co. Ltd.*	8,060	29,201
HMC Investment Securities Co. Ltd.*	900	10,052
Hyundai Securities Co. Ltd.	1,340	9,308
Investec Ltd.	3,049	21,850
Jih Sun Financial Holdings Co. Ltd.	167,000	49,966
KIWOOM Securities Co. Ltd.*	188	11,523
Korea Investment Holdings Co. Ltd.*	740	31,110
Masterlink Securities Corp.	132,000	41,194
Meritz Securities Co. Ltd.*	26,670	34,509
Mirae Asset Securities Co. Ltd.*	470	19,631
NH Investment & Securities Co. Ltd.*	5,640	24,889
OSK Holdings BHD	25,200	13,252

	Shares	Value
Capital Markets – (continued)
Pioneers Holding*	9,974	$5,768
President Securities Corp.*	27,000	16,239
Samsung Securities Co. Ltd.*	1,008	46,313
Shinyoung Securities Co. Ltd.*	860	27,917
SK Securities Co. Ltd.*	15,060	13,388
Sociedad de Inversiones Oro Blanco S.A.	482,526	5,936
TONGYANG Securities, Inc.*	15,110	54,126
Waterland Financial Holdings Co. Ltd.	12,000	4,229
Woori Investment & Securities Co. Ltd.*	2,690	27,601
Yuanta Financial Holding Co. Ltd.	141,000	71,666
		1,183,838
Chemicals – 3.2%
Acron JSC	798	31,675
Aeci Ltd.	16,286	182,035
African Oxygen Ltd.	23,385	53,891
Asia Plastic Recycling Holding Ltd.	2,000	5,361
Asia Polymer Corp.	16,000	12,063
Barito Pacific Tbk PT*	146,000	6,082
Batu Kawan BHD	2,700	16,169
Boryszew S.A.*	59,640	8,494
Capro Corp.	3,600	33,342
Cheil Industries, Inc.	905	77,985
China BlueChemical Ltd., Class H	102,000	62,168
China Lumena New Materials Corp.	448,000	97,559
China Manmade Fibers Corp.*	73,000	29,064
China Petrochemical Development Corp.	38,700	20,916
China Steel Chemical Corp.	5,000	24,312
China Synthetic Rubber Corp.	24,000	25,861
Ciech S.A.*	1,667	11,555
Dongyue Group	170,000	95,070
Eternal Chemical Co. Ltd.	20,000	17,247

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Everlight Chemical Industrial Corp.	25,000	$17,662
Foosung Co. Ltd.*	2,860	11,751
Formosa Chemicals & Fibre Corp.	58,000	135,802
Formosa Plastics Corp.	74,000	179,534
Formosan Rubber Group, Inc.	16,000	12,876
Fufeng Group Ltd.	110,400	39,690
Grand Pacific Petrochemical	129,000	65,785
Grupa Azoty S.A.	1,618	31,171
Gubre Fabrikalari TAS*	2,002	17,637
Hanwha Chemical Corp.	1,230	18,261
Hanwha Corp.	610	17,281
Ho Tung Chemical Corp.*	51,000	24,971
Honbridge Holdings Ltd.*	68,000	10,865
Huabao International Holdings Ltd.	44,000	20,184
Huchems Fine Chemical Corp.	1,480	30,909
Hyosung Corp.	372	18,713
Indorama Ventures PCL	48,400	38,753
Kolon Industries, Inc.	367	16,995
Korea Petrochemical Ind Co. Ltd.*	234	9,073
Kumho Petro chemical Co. Ltd.	262	22,672
LCY Chemical Corp.	13,000	15,395
LG Chem Ltd.	846	199,728
Lotte Chemical Corp.	659	97,237
Mexichem SAB de CV	20,300	103,432
Namhae Chemical Corp.	780	5,050
Nan Ya Plastics Corp.	85,000	169,355
Nizhnekamskneftekhim OAO	46,019	38,190
OCI Co. Ltd.	315	40,473
OCI Materials Co. Ltd.	904	26,103
Omnia Holdings Ltd.	7,374	129,462
Oriental Union Chemical Corp.	18,000	19,853
Petkim Petrokimya Holding AS	8,463	14,723
Petronas Chemicals Group Bhd	51,200	109,889

	Shares	Value
Chemicals – (continued)
Phosagro OAO (GDR)	2,766	$39,111
PTT Global Chemical PCL	38,300	95,261
Samsung Fine Chemicals Co. Ltd.	405	19,638
San Fang Chemical Industry Co. Ltd.	11,000	10,008
Shinkong Synthetic Fibers Corp.	212,000	66,519
Sidi Kerir Petrochemicals Co.	5,418	9,634
Sinofert Holdings Ltd.	316,000	68,407
Sinopec Shanghai Petrochemical Co. Ltd., Class H	342,000	117,664
SK Chemicals Co. Ltd.	279	11,844
SKC Co. Ltd.	300	9,044
Solar Applied Materials Technology Co.	58,000	64,953
Soulbrain Co. Ltd.	434	18,108
Synthos S.A.	8,925	13,305
Taekwang Industrial Co. Ltd.	57	52,275
Taiwan Fertilizer Co. Ltd.	21,000	50,237
Taiwan Prosperity Chemical Corp.	18,000	20,005
TSRC Corp.	11,000	21,730
Unipetrol AS*	3,917	34,438
UPC Technology Corp.	131,000	68,581
Uralkali OJSC	5,939	43,307
Uralkali OJSC (GDR)	3,864	139,838
USI Corp.	16,000	11,223
Yingde Gases Group Co. Ltd.	13,500	12,994
Yip’s Chemical Holdings Ltd.	44,000	47,909
		3,566,357
Commercial Banks – 12.4%
ABSA Group Ltd.	5,337	87,752
Agricultural Bank of China Ltd., Class H	391,000	186,920
Akbank TAS	4,040	21,220
Akbank TAS (ADR)	14,748	154,559
Albaraka Turk Katilim Bankasi AS*	10,234	11,070
Alliance Financial Group Bhd	9,700	14,219
Asya Katilim Bankasi AS*	10,171	12,306
Attijariwafa Bank	889	35,259

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Axis Bank Ltd. (GDR)	13,042	$367,524
Banco de Bogota S.A.	953	32,877
Banco de Chile*	223,028	34,722
Banco de Credito e Inversiones	489	35,055
Banco do Brasil S.A.	11,300	142,416
Banco Santander Brasil S.A.	15,400	113,141
Banco Santander Chile	1,016,953	67,833
Bancolombia S.A.	4,690	77,046
Bangkok Bank PCL	26,600	204,825
Bank BPH S.A.*	89	1,373
Bank Central Asia Tbk PT	245,500	271,445
Bank Danamon Indonesia Tbk PT*	76,000	50,419
Bank Handlowy w Warszawie S.A.	231	6,872
Bank Mandiri Persero Tbk PT	192,500	207,894
Bank Millennium S.A.*	4,152	6,347
Bank Negara Indonesia Persero Tbk PT	201,500	111,916
Bank of Ayudhya PCL	47,000	52,445
Bank of China Ltd., Class H	1,451,000	678,701
Bank of Communications Co. Ltd., Class H	129,000	102,560
Bank of the Philippine Islands	12,160	30,370
Bank Pan Indonesia Tbk PT*	119,500	9,833
Bank Pekao S.A.	1,976	94,749
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,500	33,315
Bank Rakyat Indonesia Persero Tbk PT	222,000	214,636
Bank St. Petersburg OJSC	15,038	18,845
Bank Tabungan Negara Persero Tbk PT	94,500	14,482
Bank Tabungan Pensiunan Nasional Tbk PT*	63,000	34,343
Bank Zachodni WBK S.A.	24	1,998
Banque Centrale Populaire	1,585	35,091
Banque Marocaine du Commerce Exterieur	1,770	40,653
Banregio Grupo Financiero SAB de CV*	19,200	105,661

	Shares	Value
Commercial Banks – (continued)
BDO Unibank, Inc.*	25,460	$56,722
BIMB Holdings Bhd	13,100	15,113
BOC Hong Kong Holdings Ltd.	68,000	233,951
BRE Bank S.A.*	121	13,235
BS Financial Group, Inc.	3,580	47,135
Capitec Bank Holdings Ltd.	453	11,020
Chang Hwa Commercial Bank	69,000	39,396
China Banking Corp.	8,710	14,622
China Citic Bank Corp. Ltd., Class H	140,000	78,834
China Construction Bank Corp., Class H	1,391,000	1,165,052
China Development Financial Holding Corp.*	295,000	81,567
China Merchants Bank Co. Ltd., Class H	74,500	158,780
China Minsheng Banking Corp. Ltd., Class H	98,500	126,542
Chinatrust Financial Holding Co. Ltd.	221,168	134,146
Chongqing Rural Commercial Bank, Class H	135,000	73,409
CIMB Group Holdings Bhd	91,000	231,500
Commercial International Bank Egypt SAE	12,749	56,241
Corpbanca S.A.	1,697,750	23,225
Credicorp Ltd.	1,200	180,708
Credit Immobilier et Hotelier	1,501	40,863
DGB Financial Group, Inc.	2,320	32,442
E.Sun Financial Holding Co. Ltd.	67,000	40,411
Entie Commercial Bank	8,000	4,541
Far Eastern International Bank	21,000	8,574
First Financial Holding Co. Ltd.	91,000	55,965
Getin Holding S.A.	47,211	33,321
Getin Noble Bank S.A.*	16,961	8,428
Grupo Aval Acciones y Valores	3,748	2,596
Grupo Financiero Banorte SAB de CV, Class O	34,400	258,921

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Banks – (continued)
Grupo Financiero Inbursa SAB de CV, Class O	32,200	$93,290
Hana Financial Group, Inc.	5,250	167,802
HDFC Bank Ltd. (ADR)	11,723	497,524
Hong Leong Bank Bhd	6,600	31,368
Hong Leong Financial Group Bhd	2,600	13,246
Hua Nan Financial Holdings Co. Ltd.	65,000	37,773
ICICI Bank Ltd. (ADR)	8,614	403,307
Industrial & Commercial Bank of China Ltd., Class H	1,267,000	891,403
Industrial Bank of Korea	4,280	48,968
ING Bank Slaski S.A.*	279	7,956
Itausa – Investimentos Itau S.A.	8,800	63,816
Kasikornbank PCL	35,300	254,978
KB Financial Group, Inc.	7,010	229,147
Kiatnakin Bank PCL	12,000	28,825
King’s Town Bank*	64,000	58,552
Komercni Banka AS	380	72,724
Krung Thai Bank PCL	100,300	84,751
Malayan Banking Bhd	69,800	220,699
Mega Financial Holding Co. Ltd.	152,000	117,173
Metropolitan Bank & Trust	1,600	4,840
Nedbank Group Ltd.	3,619	76,809
OTP Bank PLC	5,236	108,956
Philippine National Bank*	16,560	46,268
Powszechna Kasa Oszczednosci Bank Polski S.A.	14,155	147,394
Public Bank Bhd	30,700	165,684
RHB Capital Bhd	5,800	16,166
Rizal Commercial Banking Corp.	9,930	17,853
Sberbank of Russia	121,640	389,366
Sberbank of Russia (ADR)	19,496	250,719
Security Bank Corp.	690	3,306
Sekerbank TAS*	55,989	64,310
Shinhan Financial Group Co. Ltd.	8,060	278,840
Siam Commercial Bank PCL	34,400	218,003

	Shares	Value
Commercial Banks – (continued)
SinoPac Financial Holdings Co. Ltd.	127,000	$63,474
Sociedad Matriz Banco de Chile, Class B	100,318	39,574
Standard Bank Group Ltd.	21,864	272,862
State Bank of India (GDR)	3,656	308,932
Ta Chong Bank Ltd.*	61,000	21,290
Taichung Commercial Bank	29,000	10,514
Taishin Financial Holding Co. Ltd.	133,000	57,685
Taiwan Business Bank*	42,000	12,908
Taiwan Cooperative Financial Holding	69,000	39,630
Thanachart Capital PCL	28,100	45,716
Tisco Financial Group PCL	17,200	32,232
TMB Bank PCL	597,500	55,780
Turkiye Garanti Bankasi AS (ADR)	42,387	237,791
Turkiye Halk Bankasi AS	10,542	114,916
Turkiye Is Bankasi, Class C	28,587	110,302
Turkiye Sinai Kalkinma Bankasi AS	9,360	13,465
Turkiye Vakiflar Bankasi Tao, Class D	14,771	52,711
Union Bank Of Taiwan*	23,000	8,768
VTB Bank OJSC*	9,853,214	15,686
VTB Bank OJSC (GDR)*	32,047	100,948
Woori Finance Holdings Co. Ltd.	6,770	73,153
Yapi ve Kredi Bankasi AS	14,240	44,146
		13,794,251
Commercial Services & Supplies – 0.2%
Blue Label Telecoms Ltd.	68,656	58,930
China Everbright International Ltd.	42,000	32,418
Fursys, Inc.	220	5,334
Ipek Dogal Enerji Kaynaklari Ve Uretim AS*	5,416	15,281
KEPCO Plant Service & Engineering Co. Ltd.	223	11,521
Multiplus S.A.	800	13,195
S-1 Corp.	261	14,741
Taiwan Secom Co. Ltd.	5,000	12,131

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Taiwan Sogo Shin Kong SEC	12,000	$15,187
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,400	44,543
		223,281
Communications Equipment – 0.5%
Accton Technology Corp.	69,000	41,851
Alpha Networks, Inc.	22,000	14,313
BYD Electronic International Co. Ltd.	119,500	63,287
China Wireless Technologies Ltd.	60,000	23,967
Comba Telecom Systems Holdings Ltd.	45,500	15,537
Compal Communications, Inc.*	15,000	19,391
CyberTAN Technology, Inc.	16,000	11,927
D-Link Corp.	28,000	16,366
Gemtek Technology Corp.*	45,000	59,010
HTC Corp.	14,000	142,789
Netas Telekomunikasyon AS	907	5,437
Senao International Co. Ltd.	1,000	3,131
TCL Communication Technology Holdings Ltd.	77,000	30,956
Unizyx Holding Corp.	30,000	14,333
Wistron NeWeb Corp.	13,000	21,122
Zinwell Corp.	45,000	37,586
ZTE Corp., Class H	34,600	58,316
		579,319
Computers & Peripherals – 1.1%
Acer, Inc.*	44,000	35,558
Advantech Co. Ltd.	5,000	23,889
ASROCK, Inc.	2,000	7,217
Asustek Computer, Inc.	13,000	151,311
Catcher Technology Co. Ltd.	11,000	55,723
Chicony Electronics Co. Ltd.	9,000	26,410
Clevo Co.	7,322	14,043
CMC Magnetics Corp.*	425,000	76,325
Compal Electronics, Inc.	83,000	53,717

	Shares	Value
Computers & Peripherals – (continued)
Elitegroup Computer Systems Co. Ltd.	31,000	$12,658
Foxconn Technology Co. Ltd.	14,000	36,954
Getac Technology Corp.	60,000	28,768
Gigabyte Technology Co. Ltd.	80,000	76,172
ICP Electronics, Inc.	10,000	12,910
Inventec Corp.	39,000	15,594
JCY International Bhd	32,900	5,353
Lenovo Group Ltd.	118,000	107,804
LITE-ON IT Corp.	16,000	17,593
Lite-On Technology Corp.	37,000	66,573
Micro-Star International Co. Ltd.	109,000	50,969
Mitac International Corp.	69,000	24,432
Pegatron Corp.*	29,000	47,462
Primax Electronics Ltd.	28,000	27,324
Qisda Corp.*	92,000	22,476
Quanta Computer, Inc.	45,000	93,013
Ritek Corp.*	426,000	56,729
Simplo Technology Co. Ltd.	5,000	21,263
TPV Technology Ltd.	128,000	33,152
Wistron Corp.	45,000	45,668
		1,247,060
Construction & Engineering – 2.2%
Aveng Ltd.	61,447	201,804
BES Engineering Corp.	112,000	31,765
Besalco S.A.	5,929	10,626
Budimex S.A.	496	12,119
CH Karnchang PCL*	14,500	13,586
China Communications Construction Co. Ltd., Class H	90,000	86,166
China Railway Construction Corp. Ltd., Class H	63,000	63,563
China Railway Group Ltd., Class H	140,000	73,783
China State Construction International Holdings Ltd.	26,000	37,858
Chung Hsin Electric & Machinery Manufacturing Corp.	8,000	4,581

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Continental Holdings Corp.	28,000	$10,674
Cosco International Holdings Ltd.	94,000	39,850
CTCI Corp.	7,000	13,994
Daelim Industrial Co. Ltd.	611	42,719
Daewoo Engineering & Construction Co. Ltd.*	760	5,217
Dialog Group BHD	19,500	15,190
Doosan Heavy Industries & Construction Co. Ltd.	912	33,911
Empresas ICA SAB de CV*	29,800	81,875
Gamuda Bhd	48,600	65,013
Grana y Montero SAA	9,604	41,599
Group Five Ltd./South Africa	15,001	56,781
GS Engineering & Construction Corp.	779	21,397
HKC Holdings Ltd.	135,000	4,523
Hyundai Development Co.	940	19,290
Hyundai Engineering & Construction Co. Ltd.	1,432	75,156
IJM Corp. Bhd	27,400	49,081
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	23,900	57,860
Inovisi Infracom Tbk PT*	19,500	12,736
Interchina Holdings Co.*	200,000	11,210
Italian-Thai Development PCL*	270,800	77,503
KEPCO Engineering & Construction Co., Inc.	146	11,613
Kumho Industrial Co. Ltd.*	451	4,136
Larsen & Toubro Ltd. (GDR)	10,795	304,419
Malaysia Marine and Heavy Engineering Holdings Bhd	4,700	5,886
Malaysian Resources Corp. Bhd*	117,800	54,593
Metallurgical Corp of China Ltd., Class H*	552,000	112,383
Mostotrest	1,840	8,939
Mudajaya Group Bhd	10,400	8,340
Murray & Roberts Holdings Ltd.*	67,370	164,780

	Shares	Value
Construction & Engineering – (continued)
Orascom Construction Industries* ^	1,797	$60,493
Promotora y Operadora de Infraestructura SAB de CV*	8,000	71,290
Raubex Group Ltd.	18,170	37,686
Salfacorp S.A.*	17,267	32,227
Samsung Engineering Co. Ltd.	588	47,251
Sino Thai Engineering & Construction PCL	51,771	49,390
Taeyoung Engineering & Construction Co. Ltd.	2,920	16,121
Tekfen Holding AS	1,046	4,059
United Integrated Services Co. Ltd.	22,000	22,103
WCT Bhd	30,905	24,379
Wijaya Karya Persero Tbk PT	88,000	21,723
Wilson Bayly Holmes-Ovcon Ltd.	7,337	126,199
		2,459,440
Construction Materials – 1.5%
Adana Cimento Sanayii TAS, Class A	4,775	11,981
Akcansa Cimento AS	569	3,426
Alexandria Portland Cement Co.*	2,436	4,518
Anhui Conch Cement Co. Ltd., Class H	23,000	83,280
Asia Cement China Holdings Corp.	73,500	40,725
Asia Cement Corp.	43,000	54,566
BBMG Corp., Class H	184,500	148,112
Cementos Argos S.A.*	8,156	36,399
Cementos Pacasmayo SAA	15,269	42,743
Cemex SAB de CV*	198,744	223,977
Chia Hsin Cement Corp.	31,000	13,655
China National Building Material Co. Ltd., Class H	56,000	66,098
China Resources Cement Holdings Ltd.	24,000	13,824
China Shanshui Cement Group Ltd.	29,000	16,405

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Cimsa Cimento Sanayi VE Tica	2,081	$12,358
Corp. Moctezuma SAB de CV	1,600	4,975
CSG Holding Co. Ltd., Class B	46,700	33,458
Goldsun Development & Construction Co. Ltd.	65,000	25,879
Grupo Argos S.A.	5,566	61,933
Hanil Cement Co. Ltd.	275	12,710
Holcim Indonesia Tbk PT	21,500	8,071
Holcim Maroc S.A.	75	13,310
Holcim Philippines, Inc.	10,100	3,421
Huaxin Cement Co. Ltd., Class B	25,700	44,281
Indocement Tunggal Prakarsa Tbk PT	24,000	65,168
Konya Cimento Sanayii AS	54	10,207
Lafarge Malayan Cement Bhd	6,900	22,497
Magnesita Refratarios S.A.	10,500	37,757
Mardin Cimento Sanayii ve Ticaret AS	8,926	28,767
Misr Beni Suef Cement Co.	1,438	9,396
Nuh Cimento Sanayi AS	2,332	14,173
PPC Ltd.	11,849	43,281
Semen Indonesia Persero Tbk PT	55,000	104,088
Siam Cement PCL	7,600	123,775
Siam City Cement PCL	2,100	34,917
Taiwan Cement Corp.	64,000	85,010
TCC International Holdings Ltd.	180,000	51,259
TPI Polene PCL	40,600	20,750
Union Andina de Cementos SAA	29,879	44,307
Universal Cement Corp.	24,000	14,760
West China Cement Ltd.	128,000	22,431
		1,712,648
Consumer Finance – 0.1%
Aeon Thana Sinsap Thailand PCL	5,200	19,400

	Shares	Value
Consumer Finance – (continued)
Compartamos SAB de CV	38,800	$64,472
Samsung Card Co. Ltd.	890	34,144
Taiwan Acceptance Corp.	7,000	18,145
		136,161
Containers & Packaging – 0.2%
AMVIG Holdings Ltd.	80,000	30,926
Anadolu Cam Sanayii AS*	8,127	12,552
Cheng Loong Corp.	91,000	40,702
CPMC Holdings Ltd.	21,000	16,507
Great China Metal Industry	9,000	10,628
Greatview Aseptic Packaging Co. Ltd.	19,000	11,360
Lock & Lock Co. Ltd.	1,290	33,090
Nampak Ltd.	11,661	42,815
Taiwan Hon Chuan Enterprise Co. Ltd.	21,000	58,349
		256,929
Distribution/Wholesale – 0.0%†
Berli Jucker PCL	5,600	14,072
Distributors – 0.1%
Dah Chong Hong Holdings Ltd.	8,000	7,370
Dogus Otomotiv Servis ve Ticaret AS	7,928	50,615
Imperial Holdings Ltd.	3,287	72,712
Test-Rite International Co. Ltd.	14,000	10,579
		141,276
Diversified Consumer Services – 0.3%
Abril Educacao S.A.	2,200	47,499
Anhanguera Educacional Participacoes S.A.	2,000	36,009
Estacio Participacoes S.A.*	4,200	99,691
Kroton Educacional S.A.	5,200	72,662
Lung Yen Life Service Corp.	5,000	17,535
MegaStudy Co. Ltd.	696	47,399
		320,795
Diversified Financial Services – 1.7%
African Bank Investments Ltd.	13,847	43,919
AMMB Holdings Bhd	45,000	99,096

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Ayala Corp.	3,810	$59,335
BM&FBovespa S.A.	38,400	266,563
Bolsa Mexicana de Valores SAB de CV	15,400	42,032
Bursa Malaysia Bhd	10,900	25,615
Chailease Holding Co. Ltd.*	21,000	63,188
Corp. Financiera Colombiana S.A.*	2,952	56,994
Far East Horizon Ltd.	42,000	28,575
FirstRand Ltd.	61,367	213,019
Fubon Financial Holding Co. Ltd.	124,000	177,101
Grupo de Inversiones Suramericana S.A.	4,629	97,590
Grupo Security S.A.	48,535	19,455
GT Capital Holdings, Inc.	820	15,759
Haci Omer Sabanci Holding AS	19,262	119,753
Hankook Tire Worldwide Co. Ltd.	2,760	50,123
Inmuebles Carso SAB de CV*	50,600	50,364
Intercorp Financial Services, Inc.	346	12,183
Inversiones La Construccion S.A.	355	6,798
JSE Ltd.	13,404	114,456
Metro Pacific Investments Corp.	336,600	49,803
Multi-Purpose Holdings BHD	12,300	14,230
PSG Group Ltd.	1,633	11,999
Remgro Ltd.	9,981	201,089
RMB Holdings Ltd.	17,264	76,553
Warsaw Stock Exchange	2,646	31,656
		1,947,248
Diversified Telecommunication Services – 1.4%
Asia Pacific Telecom Co. Ltd.*	46,899	22,312
China Communications Services Corp. Ltd., Class H	140,000	102,466

	Shares	Value
Diversified Telecommunication Services – (continued)
China Telecom Corp. Ltd., Class H	268,000	$136,752
China Unicom Hong Kong Ltd.	86,000	123,449
Chunghwa Telecom Co. Ltd.	72,000	228,843
CITIC Telecom International Holdings Ltd.	55,000	19,986
Empresa de Telecomunicaciones de Bogota*	65,376	14,159
Jasmine International PCL	123,600	34,743
KT Corp.	510	16,694
LG Uplus Corp.*	4,490	42,401
Magyar Telekom Telecommunications PLC	7,627	14,075
Maroc Telecom S.A.	1,157	15,307
Netia S.A.*	16,764	22,284
Oi S.A.	4,400	12,807
Rostelecom OJSC	6,727	25,346
Rostelecom OJSC (ADR)*	3,648	81,350
SK Broadband Co. Ltd.*	2,669	12,675
Tata Communications Ltd. (ADR)	16,843	142,155
Telecom Egypt Co.	6,056	11,030
Telefonica Czech Republic AS	2,233	32,303
Telekom Malaysia Bhd	18,500	33,565
Telekomunikacja Polska S.A.	14,539	32,395
Telekomunikasi Indonesia Persero Tbk PT	179,500	216,009
Telkom SA SOC Ltd.*	43,976	62,666
Thaicom PCL	18,800	21,939
Time dotCom Bhd*	29,600	38,624
True Corp. PCL*	63,300	18,224
Turk Telekomunikasyon AS	7,919	37,532
XL Axiata Tbk PT*	38,500	20,195
		1,592,286
Electric Utilities – 1.2%
Celsia S.A. ESP	9,615	27,747
Centrais Eletricas Brasileiras S.A.	4,900	13,258
CEZ AS	4,114	119,215

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Cia Energetica de Minas Gerais	600	$7,574
Cia General de Electricidad S.A.	3,148	19,028
Cia Paranaense de Energia	200	2,821
CPFL Energia S.A.	6,500	69,600
E.CL S.A.	5,868	12,234
EDP – Energias do Brasil S.A.	6,500	39,692
Enea S.A.	1,303	5,361
Enersis S.A.	304,116	114,487
Equatorial Energia S.A.*	3,929	41,638
Federal Grid Co. Unified Energy System JSC*	5,113,295	19,982
Federal Hydrogenerating Co. JSC	449,938	8,091
Federal Hydrogenerating Co. JSC (ADR)	29,268	50,341
First Philippine Holdings Corp.	32,300	83,967
Inter Rao Ues OAO*	18,300,000	7,617
Interconexion Electrica SA ESP	7,855	36,131
Interregional Distribution Grid Co. Centre JSC	2,621,080	34,708
Interregional Distribution Network Co. Center and Privolzhya OJSC	6,582,498	29,657
Isagen SA ESP*	7,495	10,425
Korea Electric Power Corp.*	4,830	138,808
Light S.A.	700	6,991
Luz del Sur SAA	3,265	11,672
Manila Electric Co.	4,860	44,160
Moscow United Electric Grid Co. JSC	291,414	12,712
PGE S.A.	14,576	75,705
Russian Grids OAO*	438,121	19,060
Tauron Polska Energia S.A.	25,436	33,893
Tenaga Nasional Bhd	53,100	137,004
TGK-1 OAO*	147,176,075	30,089
Transmissora Alianca de Energia Eletrica S.A.	2,700	31,152

	Shares	Value
Electric Utilities – (continued)
Volga Territorial Generating Co.*	150,274	$8,008
		1,302,828
Electrical Equipment – 0.5%
AcBel Polytech, Inc.	16,000	14,015
China Electric Manufacturing Corp.	12,000	6,892
China High Speed Transmission Equipment Group Co. Ltd.*	173,000	83,595
Dongfang Electric Corp. Ltd., Class H	26,200	36,799
Dynapack International Technology Corp.	7,000	24,312
ElSwedy Electric Co.	2,938	8,300
Harbin Electric Co. Ltd., Class H	108,000	82,803
LS Corp.	526	38,687
LS Industrial Systems Co. Ltd.	484	27,336
Shanghai Electric Group Co. Ltd., Class H	132,000	46,264
Shihlin Electric & Engineering Corp.	16,000	19,274
Silitech Technology Corp.	7,000	12,903
Taihan Electric Wire Co. Ltd.*	8,413	19,709
Teco Electric and Machinery Co. Ltd.	33,000	31,030
Walsin Lihwa Corp.*	76,000	23,563
Zhuzhou CSR Times Electric Co. Ltd., Class H	25,000	69,099
		544,581
Electronic Equipment, Instruments & Components – 2.8%
3S Korea Co. Ltd.*	2,265	14,890
Acme Electronics Corp.	5,000	6,370
Anxin-China Holdings Ltd.	124,000	26,044
AU Optronics Corp.*	148,000	67,952
Aurora Corp./Taiwan	10,000	18,264
AV Tech Corp./Taiwan	2,000	6,303
CalComp Electronics Thailand PCL	251,200	30,812
Cando Corp./Taiwan*	88,398	57,510

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Career Technology MFG. Co. Ltd.	12,000	$14,557
Cheng Uei Precision Industry Co. Ltd.	6,000	11,954
Chimei Materials Technology Corp.	23,000	27,316
Chin-Poon Industrial Co.	16,000	20,846
Chroma ATE, Inc.	18,000	38,608
Chunghwa Picture Tubes Ltd.*	647,000	42,093
Compeq Manufacturing Co.	44,000	16,400
Coretronic Corp.	110,000	87,405
DataTec Ltd.	29,516	165,942
Delta Electronics Thailand PCL	23,900	30,944
Delta Electronics, Inc.	34,000	163,018
Digital China Holdings Ltd.	17,000	21,424
E Ink Holdings, Inc.	19,000	14,099
Entire Technology Co. Ltd.	7,000	7,970
Everlight Electronics Co. Ltd.	53,000	85,304
FLEXium Interconnect, Inc.	3,000	9,921
G Tech Optoelectronics Corp.	10,000	21,856
Hana Microelectronics PCL	16,500	13,942
HannStar Display Corp.*	136,000	37,097
HannsTouch Solution, Inc.*	36,000	11,625
Hi Sun Technology China Ltd.*	108,000	12,525
Hollysys Automation Technologies Ltd.*	2,000	24,080
Holy Stone Enterprise Co. Ltd.	52,000	48,895
Hon Hai Precision Industry Co. Ltd.	190,000	490,580
Iljin Materials Co. Ltd.*	570	5,512
Innolux Corp.*	155,000	96,901
Interflex Co. Ltd.*	416	17,527
ITEQ Corp.	16,000	18,027
Jentech Precision Industrial Co. Ltd.	4,000	7,888
Ju Teng International Holdings Ltd.	128,000	83,293

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Kingboard Chemical Holdings Ltd.	13,500	$36,705
Kingboard Laminates Holdings Ltd.	158,500	71,074
Largan Precision Co. Ltd.	2,000	54,622
LG Display Co. Ltd.*	4,450	121,018
LG Innotek Co. Ltd.*	168	13,577
Lotes Co. Ltd.	5,000	13,452
MIN AIK Technology Co. Ltd.	7,000	19,806
Nan Ya Printed Circuit Board Corp.	3,000	3,436
Pan-International Industrial	20,000	15,790
Partron Co. Ltd.	2,591	54,826
Samsung Electro-Mechanics Co. Ltd.	1,138	101,782
Samsung SDI Co. Ltd.	632	73,742
SFA Engineering Corp.	597	34,694
Synnex Technology International Corp.	22,000	37,198
Taiflex Scientific Co. Ltd.	9,000	11,146
Taiwan PCB Techvest Co. Ltd.	10,000	14,553
Test Research, Inc.	10,000	16,502
Tong Hsing Electronic Industries Ltd.	7,000	30,835
TPK Holding Co. Ltd.	5,000	101,484
Tripod Technology Corp.	7,000	15,892
Truly International Holdings	168,000	89,622
TXC Corp.	16,000	24,939
Unimicron Technology Corp.	17,000	17,915
Wah Lee Industrial Corp.	12,000	18,094
Wasion Group Holdings Ltd.	74,000	41,574
Wintek Corp.*	33,000	16,941
WPG Holdings Ltd.	29,000	34,933
WT Microelectronics Co. Ltd.	46,000	54,866
Yageo Corp.*	115,000	36,395
Young Fast Optoelectronics Co. Ltd.	7,000	12,595
Zhen Ding Technology Holding Ltd.	3,000	7,329
		3,073,031

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – 0.2%
Bumi Armada Bhd	19,800	$25,966
China Oilfield Services Ltd., Class H	26,000	51,259
Honghua Group Ltd.	47,000	22,893
Maridive & Oil Services SAE*	10,086	11,095
OSX Brasil S.A.*	11,400	17,503
Sapurakencana Petroleum Bhd*	49,000	51,214
TMK OAO	2,648	7,032
TMK OAO (GDR)	1,530	19,339
Wah Seong Corp. Bhd	27,447	14,705
		221,006
Food & Staples Retailing – 2.2%
Almacenes Exito S.A.	4,327	70,893
Big C Supercenter PCL	7,600	59,816
BIM Birlesik Magazalar AS	2,145	110,034
Bizim Toptan Satis Magazalari AS	1,764	29,704
Brazil Pharma S.A.	6,300	39,668
Cencosud S.A.*	26,315	148,436
China Resources Enterprise Ltd.	20,000	68,551
Clicks Group Ltd.	5,927	37,743
Controladora Comercial Mexicana SAB de CV	23,400	89,911
Corporativo Fragua SAB de CV	5,695	110,090
CP ALL PCL	99,300	148,865
DIXY Group OJSC*	2,469	31,795
Dongsuh Co., Inc.	1,766	43,938
E-Mart Co. Ltd.	462	90,193
Emperia Holding S.A.	2,022	35,153
Eurocash S.A.	1,185	21,341
Grupo Comercial Chedraui SA de CV	9,800	37,308
Lianhua Supermarket Holdings Co. Ltd., Class H	65,000	39,449
Magnit OJSC	907	194,509
Massmart Holdings Ltd.	3,235	66,988
Migros Ticaret AS*	852	11,045

	Shares	Value
Food & Staples Retailing – (continued)
Organizacion Soriana SAB de CV, Class B	4,100	$16,863
Pick n Pay Stores Ltd.	6,869	32,501
Pick’n Pay Holdings Ltd.	53,008	104,748
President Chain Store Corp.	8,000	49,336
Puregold Price Club, Inc.	12,100	11,730
Raia Drogasil S.A.	4,400	47,290
Shoprite Holdings Ltd.	8,911	168,738
Siam Makro PCL	2,400	61,656
The Spar Group Ltd.	5,022	66,253
Sun Art Retail Group Ltd.	42,000	58,666
Taiwan TEA Corp.	35,000	21,347
Wal-Mart de Mexico SAB de CV	101,000	320,034
Wumart Stores, Inc., Class H	26,000	45,563
		2,490,155
Food Products – 3.3%
Alicorp S.A.A.	7,823	29,297
Asian Citrus Holdings Ltd.	130,423	57,345
AVI Ltd.	5,722	34,399
Binggrae Co. Ltd.	321	39,932
Biostime International Holdings Ltd.	2,500	14,400
BRF S.A.	12,800	317,775
Charoen Pokphand Foods PCL	73,800	79,835
Charoen Pokphand Indonesia Tbk PT	159,500	82,846
Cherkizovo Group OJSC*	3,506	57,738
China Agri-Industries Holdings Ltd.	37,705	18,511
China Foods Ltd.	14,000	7,144
China Huiyuan Juice Group Ltd.*	30,000	13,491
China Mengniu Dairy Co. Ltd.	24,000	67,572
China Ocean Resources Co. Ltd.*	6,840	19,285
China Yurun Food Group Ltd.*	218,000	129,779
CJ CheilJedang Corp.	174	51,506
CP Pokphand Co. Ltd.	54,000	5,775
Daesang Corp.	1,070	41,292

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Dongwon Industries Co. Ltd.	58	$19,960
Dutch Lady Milk Industries BHD	1,600	24,359
Felda Global Ventures Holdings Bhd	21,300	32,344
Genting Plantations Bhd	4,200	11,817
Global Bio-Chem Technology Group Co. Ltd.	324,000	27,972
Great Wall Enterprise Co. Ltd.	22,000	18,450
Gruma SAB de CV, Class B*	10,900	54,058
Grupo Bimbo SAB de CV	33,900	110,289
Grupo Herdez SAB de CV	1,200	4,363
Grupo Nutresa S.A.	2,359	32,501
Hap Seng Plantations Holdings Bhd	13,700	12,203
IJM Plantations Bhd	16,500	16,107
Illovo Sugar Ltd.	9,834	37,979
Indofood CBP Sukses Makmur Tbk PT	13,000	15,310
Indofood Sukses Makmur Tbk PT	98,500	74,464
Industrias Bachoco SAB de CV	5,900	16,705
IOI Corp. Bhd	59,100	97,707
Japfa Comfeed Indonesia Tbk PT	277,500	55,086
JBS S.A.	12,800	40,394
Juhayna Food Industries	8,202	9,806
Kernel Holding S.A.*	1,000	18,135
Khon Kaen Sugar Industry PCL	47,400	20,187
Kuala Lumpur Kepong Bhd	10,000	70,863
Kulim Malaysia BHD	10,300	12,120
Lien Hwa Industrial Corp.	26,000	17,928
Lotte Confectionery Co. Ltd.	11	19,177
Lotte Food Co. Ltd.	40	31,962
M Dias Branco S.A.	600	26,851
Marfrig Alimentos S.A.*	5,800	19,783
Mayora Indah Tbk PT	8,500	26,272
MSM Malaysia Holdings Bhd	4,900	8,053

	Shares	Value
Food Products – (continued)
Namchow Chemical Industrial Ltd.	11,000	$11,611
Namyang Dairy Products Co. Ltd.	78	82,512
Nestle Malaysia Bhd	700	14,219
NongShim Co. Ltd.	52	15,841
Orion Corp.	66	69,817
Ottogi Corp.	154	66,421
People’s Food Holdings Ltd.	34,000	36,163
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	32,500	5,081
Pioneer Foods Ltd.	26,849	231,653
PPB Group Bhd	9,400	39,546
PT Astra Agro Lestari, Tbk	4,000	7,282
QL Resources Bhd	18,100	17,788
Rainbow Chicken Ltd.	33,286	57,068
Salim Ivomas Pratama Tbk PT	82,500	6,788
Samyang Holdings Corp.	512	43,515
Sao Martinho S.A.	2,500	35,184
Sarawak Oil Palms Bhd	9,200	17,024
Shenguan Holdings Group Ltd.	20,000	10,154
SLC Agricola S.A.	2,400	21,161
Standard Foods Corp.	5,000	17,112
Tereos Internacional S.A.	44,500	71,885
Thai Union Frozen Products PCL	19,400	37,346
Tiger Brands Ltd.	2,989	92,877
Tingyi Cayman Islands Holding Corp.	36,000	99,503
Tongaat Hulett Ltd.	3,364	48,874
TSH Resources Bhd	20,700	14,628
Ulker Biskuvi Sanayi AS	1,236	10,579
Uni-President China Holdings Ltd.	20,000	21,751
Uni-President Enterprises Corp.	76,000	149,620
United Plantations BHD	1,700	15,589
Universal Robina Corp.	15,480	44,717
Want Want China Holdings Ltd.	112,000	177,512
Wei Chuan Foods Corp.	18,000	28,056

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Yashili International Holdings Ltd.	53,000	$20,010
		3,690,014
Gas Utilities – 0.6%
China Gas Holdings Ltd.	58,000	57,173
China Oil and Gas Group Ltd.*	200,000	36,595
China Resources Gas Group Ltd.	14,000	39,237
E1 Corp.	371	27,320
ENN Energy Holdings Ltd.	14,000	80,999
Gas Malaysia Bhd	20,300	19,416
Gasco S.A.	4,780	48,155
Great Taipei Gas Co. Ltd.	20,000	14,808
Korea District Heating Corp.	443	43,041
Korea Gas Corp.	382	24,523
Perusahaan Gas Negara Persero Tbk PT	190,500	122,461
Petronas Gas BHD	9,400	60,926
Samchully Co. Ltd.	367	43,988
Towngas China Co. Ltd.	8,000	7,690
		626,332
Health Care Equipment & Supplies – 0.2%
Chabio & Diostech Co. Ltd.*	3,449	40,086
Golden Meditech Holdings Ltd.	60,000	7,036
Hartalega Holdings Bhd	4,700	8,095
Microport Scientific Corp.	22,000	14,004
Pihsiang Machinery Manufacturing Co. Ltd.*	6,000	6,689
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	26,879
St Shine Optical Co. Ltd.	2,000	42,017
Top Glove Corp. Bhd	21,000	43,622
		188,428
Health Care Providers & Services – 0.7%
Bangkok Dusit Medical Services PCL	10,300	59,308
Banmedica S.A.	9,029	23,935

	Shares	Value
Health Care Providers & Services – (continued)
Bumrungrad Hospital PCL	12,200	$34,189
Cruz Blanca Salud S.A.*	25,243	28,910
Diagnosticos da America S.A.	4,400	24,228
Fleury S.A.	900	8,575
IHH Healthcare Bhd*	61,400	75,678
KPJ Healthcare Bhd	21,400	42,694
Life Healthcare Group Holdings Ltd.	21,738	91,745
Mediclinic International Ltd.	9,788	70,884
Netcare Ltd.	27,354	62,124
Odontoprev S.A.	6,400	31,944
Qualicorp S.A.*	2,100	20,449
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	11,704	13,705
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	91,425
Sinopharm Group Co. Ltd., Class H	18,400	54,650
		734,443
Hotels Restaurants & Leisure – 0.0%†
Central Plaza Hotel PCL*	22,100	28,049
Wowprime Corp.*	1,000	14,113
		42,162
Hotels, Restaurants & Leisure – 0.8%
Ajisen China Holdings Ltd.	28,000	20,205
Alsea SAB de CV*	21,300	64,654
The Ambassador Hotel	14,000	13,615
AmRest Holdings SE*	553	14,177
Berjaya Sports Toto Bhd	9,666	13,343
Bloomberry Resorts Corp.*	160,500	46,793
Central Plaza Hotel PCL*	1,600	2,031
China Travel International Inv HK	136,000	27,689
Formosa International Hotels Corp.	1,000	10,911
Genting Bhd	35,900	123,895
Genting Malaysia Bhd	55,800	68,959
Gourmet Master Co. Ltd.	1,000	5,574
Grand Korea Leisure Co. Ltd.	590	18,322
Hana Tour Service, Inc.	514	33,137
Hotel Shilla Co. Ltd.	587	31,021
Jollibee Foods Corp.	6,240	19,481

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Kangwon Land, Inc.	1,890	$53,458
Minor International PCL	40,600	34,029
Orbis S.A.	1,130	12,571
Paradise Co. Ltd.	908	18,839
REXLot Holdings Ltd.	400,000	32,987
Sun International Ltd./South Africa	16,842	204,544
TA Enterprise Bhd	73,700	12,233
Tsogo Sun Holdings Ltd.	1,488	4,224
		886,692
Household Durables – 1.1%
AmTRAN Technology Co. Ltd.	115,000	94,106
Arcelik AS	4,176	32,482
Brookfield Incorporacoes S.A.*	46,200	50,833
Consorcio ARA SAB de CV*	124,200	40,867
Corp. GEO SAB de CV*	78,300	27,116
Coway Co. Ltd.	1,050	53,201
Cyrela Brazil Realty SA Empreendimentos e Participacoes*	4,700	42,475
Desarrolladora Homex SAB de CV*	36,000	29,199
Even Construtora e Incorporadora S.A.	15,300	71,775
Ez Tec Empreendimentos e Participacoes S.A.	700	9,582
Gafisa S.A.*	66,200	132,433
Goldin Properties Holdings Ltd.*	18,000	10,298
Haier Electronics Group Co. Ltd.*	14,000	25,003
Helbor Empreendimentos S.A.	6,110	30,252
LG Electronics, Inc.	1,954	156,313
MRV Engenharia e Participacoes S.A.	6,200	26,698
PDG Realty SA Empreendimentos e Participacoes	23,700	26,788
PIK Group (GDR)*	13,669	27,051

	Shares	Value
Household Durables – (continued)
Rossi Residencial S.A.*	42,100	$70,956
Sanyo Electric Taiwan Co. Ltd.	7,000	8,444
Skyworth Digital Holdings Ltd.	29,812	24,547
Steinhoff International Holdings Ltd.*	18,760	50,020
Tatung Co. Ltd.*	304,000	76,742
TCL Multimedia Technology Holdings Ltd.	70,000	63,230
Tecnisa S.A.*	4,100	18,413
Urbi Desarrollos Urbanos SAB de CV*	96,800	14,333
Welling Holding Ltd.	140,000	31,389
		1,244,546
Household Products – 0.3%
Kimberly-Clark de Mexico SAB de CV, Class A	27,500	96,187
LG Household & Health Care Ltd.	177	99,485
NVC Lighting Holdings Ltd.	74,000	18,117
Unilever Indonesia Tbk PT	25,000	67,498
Vinda International Holdings Ltd.	29,000	37,891
		319,178
Independent Power Producers & Energy Traders – 1.6%
Aboitiz Power Corp.	81,900	74,219
AES Gener S.A.	79,917	57,967
AES Tiete S.A.	1,300	11,983
Akenerji Elektrik Uretim AS*	46,194	43,014
China Datang Corp. Renewable Power Co. Ltd., Class H	465,000	108,452
China Longyuan Power Group Corp., Class H	68,000	62,299
China Power International Development Ltd.	149,000	53,759
China Power New Energy Development Co. Ltd.*	920,000	52,161
China Resources Power Holdings Co. Ltd.	44,000	144,009
Colbun S.A.	224,671	69,093

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power Producers & Energy Traders – (continued)
Datang International Power Generation Co. Ltd., Class H	486,000	$214,174
Edegel SAA	22,666	21,693
Electricity Generating PCL	7,900	41,317
Empresa Nacional de Electricidad S.A./Chile	78,677	139,333
Energy Development Corp.	188,400	29,798
First Gen Corp.*	49,900	27,338
Glow Energy PCL	12,300	32,269
Huadian Power International Co., Class H*	264,000	144,917
Huaneng Power International, Inc., Class H	86,000	99,402
Huaneng Renewables Corp. Ltd., Class H*	420,000	141,793
MPX Energia S.A.*	2,800	11,945
Ratchaburi Electricity Generating Holding PCL	22,500	45,422
Taiwan Cogeneration Corp.	53,000	35,469
Tractebel Energia S.A.	4,600	81,808
Zhejiang Southeast Electric Power Co., Class B	34,800	28,919
		1,772,553
Industrial Conglomerates – 1.6%
Aboitiz Equity Ventures, Inc.	31,500	43,622
Akfen Holding AS*	3,148	9,549
Alarko Holding AS	10,923	33,011
Alfa SAB de CV, Class A	48,900	113,394
Alliance Global Group, Inc.	79,000	45,488
Allied Electronics Corp. Ltd.	6,251	14,545
Antarchile S.A.	8,345	132,741
Beijing Enterprises Holdings Ltd.	10,500	78,541
Berjaya Corp. Bhd	156,100	26,679
Berli Jucker PCL	200	503
Bidvest Group Ltd.	4,815	125,092
Boustead Holdings Bhd	17,400	29,281
Citic Pacific Ltd.	29,000	35,089
CJ Corp.	258	33,852

	Shares	Value
Industrial Conglomerates – (continued)
DMCI Holdings, Inc.	10,480	$14,526
Dogan Sirketler Grubu Holding AS*	10,842	7,315
Doosan Corp.	127	14,184
Enka Insaat ve Sanayi AS	4,257	13,150
Far Eastern New Century Corp.	50,000	53,792
Grupo Carso SAB de CV	10,900	62,056
HAP Seng Consolidated Bhd	14,300	7,990
Hosken Consolidated Investments Ltd.	2,125	26,709
JG Summit Holdings, Inc.	46,600	53,778
KAP Industrial Holdings Ltd.	100,277	33,156
KOC Holding AS	11,075	67,002
LG Corp.	1,630	97,093
MMC Corp. Bhd	7,700	6,454
Quinenco S.A.	4,676	15,322
Reunert Ltd.	2,853	24,771
Samsung Techwin Co. Ltd.	800	49,759
San Miguel Corp.	8,160	23,988
Shanghai Industrial Holdings Ltd.	8,000	25,359
Sigdo Koppers S.A.	15,440	40,573
Sime Darby Bhd	48,300	149,861
SK Holdings Co. Ltd.	485	69,802
SM Investments Corp.	3,800	105,709
Tianjin Development Hldgs Ltd.*	46,000	30,704
Turkiye Sise ve Cam Fabrikalari AS	7,608	12,896
Yazicilar Holding AS, Class A	823	9,820
		1,737,156
Insurance – 2.2%
Anadolu Hayat Emeklilik AS	2,200	7,115
Bangkok Insurance PCL	900	11,928
Bangkok Life Assurance PCL	2,900	7,485
Brasil Insurance Participacoes e Administracao S.A.	2,500	26,557
Cathay Financial Holding Co. Ltd.	128,000	172,188
China Life Insurance Co. Ltd.*	43,000	43,638
China Life Insurance Co. Ltd., Class H	142,000	387,908

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
China Pacific Insurance Group Co. Ltd., Class H	46,400	$166,812
China Taiping Insurance Holdings Co. Ltd.*	17,000	28,959
Discovery Ltd.	4,942	44,972
Dongbu Insurance Co. Ltd.	890	35,922
Hanwha General Insurance Co. Ltd.*	3,160	14,777
Hanwha Life Insurance Co. Ltd.*	2,440	14,844
Hyundai Marine & Fire Insurance Co. Ltd.	1,280	36,030
Korean Reinsurance Co.	1,290	12,651
Liberty Holdings Ltd.	661	8,794
LIG Insurance Co. Ltd.	700	14,397
Long Bon International Co. Ltd.*	47,000	39,894
LPI Capital Bhd	5,200	23,586
Mercuries Life Insurance Co. Ltd.*	22,000	11,927
Meritz Fire & Marine Insurance Co. Ltd.	1,700	18,446
MMI Holdings Ltd./South Africa	15,461	39,417
New China Life Insurance Co. Ltd., Class H	11,300	42,008
PICC Property & Casualty Co. Ltd., Class H	50,000	64,170
Ping An Insurance Group Co. of China Ltd., Class H	35,500	281,096
Porto Seguro S.A.	1,300	16,137
Powszechny Zaklad Ubezpieczen S.A.	1,048	144,452
RMI Holdings	11,764	30,712
Samsung Fire & Marine Insurance Co. Ltd.	658	135,328
Samsung Life Insurance Co. Ltd.	1,132	111,525
Sanlam Ltd.	31,463	161,091
Santam Ltd.	299	5,865
Shin Kong Financial Holding Co. Ltd.*	127,000	40,107
Sinar Mas Multiartha Tbk PT	65,000	30,586

	Shares	Value
Insurance – (continued)
Sul America S.A.	12,739	$95,248
Taiwan Life Insurance Co. Ltd.*	57,000	43,071
Thai Reinsurance PCL*	140,300	26,530
Tongyang Life Insurance*	780	6,990
Yapi Kredi Sigorta AS*	1,972	19,352
		2,422,515
Internet & Catalog Retail – 0.1%
B2W Cia Global Do Varejo*	3,600	20,453
CJ O Shopping Co. Ltd.	51	15,157
GS Home Shopping, Inc.	170	35,133
Hyundai Home Shopping Network Corp.	35	4,831
Interpark Corp.	805	6,432
		82,006
Internet Software & Services – 1.0%
Ahnlab, Inc.	161	8,508
Daou Technology, Inc.	3,220	58,623
Daum Communications Corp.	362	29,583
NHN Corp.	783	210,449
PChome Online, Inc.	2,000	9,047
SINA Corp./China*	1,300	73,216
SK Communications Co. Ltd.*	1,014	7,504
Sohu.com, Inc.*	1,700	87,448
Tencent Holdings Ltd.	19,400	665,449
		1,149,827
IT Services – 0.6%
Cielo S.A.	6,240	164,590
Infosys Ltd. (ADR)	8,676	362,136
Nan Hai Corp. Ltd.*	3,700,000	15,257
Posco ICT Co. Ltd.	2,226	15,160
SK C&C Co. Ltd.	423	35,490
Sonda S.A.	4,521	15,629
Systex Corp.*	26,000	31,540
Travelsky Technology Ltd., Class H	55,000	34,939
		674,741
Leisure Equipment & Products – 0.1%
Ability Enterprise Co. Ltd.	19,000	17,383
Asia Optical Co., Inc.*	38,000	35,989

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Equipment & Products – (continued)
Genius Electronic Optical Co. Ltd.	3,178	$19,114
Giant Manufacturing Co. Ltd.	5,000	29,988
Johnson Health Tech Co. Ltd.	3,000	8,030
Merida Industry Co. Ltd.	4,000	24,397
Young Optics, Inc.	3,000	7,319
		142,220
Machinery – 1.0%
Airtac International Group	4,000	21,212
China Automation Group Ltd.	93,000	20,851
China International Marine Containers Group Co. Ltd., Class H*	8,000	12,782
China National Materials Co. Ltd., Class H	178,000	44,038
China Rongsheng Heavy Industries Group Holdings Ltd.	67,000	9,756
CIMC Enric Holdings Ltd.	20,000	21,648
CSBC Corp. Taiwan	58,000	38,127
CSR Corp. Ltd., Class H	33,000	21,729
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,730	41,549
Doosan Engine Co. Ltd.*	1,330	10,422
Doosan Infracore Co. Ltd.*	2,130	25,240
Famur S.A.*	4,152	6,045
Haitian International Holdings Ltd.	9,000	15,401
Hanjin Heavy Industries & Construction Co. Ltd.*	8,444	61,108
Hiwin Technologies Corp.	3,000	21,144
Hyundai Heavy Industries Co. Ltd.	778	141,994
Hyundai Mipo Dockyard	222	21,771
Iochpe-Maxion S.A.	3,300	40,683
King Slide Works Co. Ltd.	3,000	23,889
Kopex S.A.*	2,360	8,291
Lonking Holdings Ltd.	300,000	56,825
Marcopolo S.A.	2,000	12,603
Rechi Precision Co. Ltd.	11,000	10,977

	Shares	Value
Machinery – (continued)
Samsung Heavy Industries Co. Ltd.	3,030	$96,433
Sany Heavy Equipment International Holdings Co. Ltd.	14,000	5,610
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	89,000	31,951
Shin Zu Shing Co. Ltd.	6,000	15,350
Sinotruk Hong Kong Ltd.	11,000	6,123
STX Corp. Co. Ltd.	5,950	17,640
STX Engine Co. Ltd.*	3,370	14,306
STX Offshore & Shipbuilding Co. Ltd.*	8,900	34,386
Sung Jin Geotec Co. Ltd.*	260	2,550
Taewoong Co. Ltd.*	286	6,726
TK Corp.*	799	15,961
Turk Traktor ve Ziraat Makineleri AS	125	4,722
United Tractors Tbk PT	31,500	57,508
WEG S.A.	3,500	46,352
Weichai Power Co. Ltd., Class H	9,000	31,370
Yungtay Engineering Co. Ltd.	6,000	14,333
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	22,200	22,227
		1,111,633
Marine – 0.8%
China COSCO Holdings Co. Ltd., Class H*	388,500	164,199
China Shipping Container Lines Co. Ltd., Class H*	190,000	45,293
China Shipping Development Co. Ltd., Class H	72,000	30,894
Chinese Maritime Transport Ltd.	8,000	9,623
Cia Sud Americana de Vapores S.A.*	915,546	81,554
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,444
Far Eastern Shipping Co.*	41,502	8,310
First Steamship Co. Ltd.	52,034	38,701
Grindrod Ltd.	60,156	125,905

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Marine – (continued)
Hanjin Shipping Co. Ltd.*	1,800	$13,468
Hyundai Merchant Marine Co. Ltd.*	538	5,007
Malaysian Bulk Carriers Bhd	25,400	12,356
MISC Bhd*	19,100	27,371
Precious Shipping PCL	15,700	9,522
Shih Wei Navigation Co. Ltd.	6,484	4,757
Sincere Navigation Corp.	13,000	12,136
Sinotrans Shipping Ltd.	68,500	16,770
STX Pan Ocean Co. Ltd.*	15,960	48,983
Taiwan Navigation Co. Ltd.	26,000	20,043
Thoresen Thai Agencies PCL*	22,780	13,893
Trada Maritime Tbk PT*	402,000	59,954
Trencor Ltd.	21,411	151,434
Wan Hai Lines Ltd.*	13,000	7,268
Wisdom Marine Lines Co. Ltd.	6,000	8,071
Yang Ming Marine Transport Corp.*	5,000	2,245
		931,201
Media – 1.4%
Astro Malaysia Holdings Bhd	78,900	76,501
BEC World PCL	21,300	48,624
Bhakti Investama Tbk PT	373,500	18,824
Caxton and CTP Publishers and Printers Ltd.	50,328	97,491
Central European Media Enterprises Ltd., Class A*	2,679	9,912
Cheil Worldwide, Inc.*	1,710	42,234
CJ CGV Co. Ltd.	650	33,229
CJ E&M Corp.*	1,074	36,278
Cyfrowy Polsat S.A.*	3,780	20,003
Daekyo Co. Ltd.	2,380	16,900
Dogan Yayin Holding AS*	23,314	11,440
Fenerbahce Futbol AS	67	1,509
Global Mediacom Tbk PT	89,500	20,022
Grupo Televisa SAB	46,200	233,877
Indosiar Karya Media Tbk PT* ^	129,000	16,983
KT Skylife Co. Ltd.	520	20,091
Major Cineplex Group PCL	20,200	15,279

	Shares	Value
Media – (continued)
Media Nusantara Citra Tbk PT	62,000	$19,928
Media Prima Bhd	48,600	38,177
Naspers Ltd., Class N	7,366	492,439
Phoenix Satellite Television Holdings Ltd.	20,000	7,603
SBS Media Holdings Co. Ltd.	3,440	18,991
SM Entertainment Co.*	324	12,459
Star Publications Malaysia Bhd	43,300	34,583
Surya Citra Media Tbk PT^	36,000	10,368
TV Azteca SAB de CV	69,900	51,692
TVN S.A.	9,685	26,668
VGI Global Media PCL	14,800	66,058
VODone Ltd.	224,000	16,741
		1,514,904
Metals & Mining – 4.7%
African Rainbow Minerals Ltd.	1,707	33,614
Aluminum Corp of China Ltd., Class H*	62,000	23,408
Aneka Tambang Persero Tbk PT	151,500	21,504
Angang Steel Co. Ltd., Class H*	52,000	30,621
Anglo American Platinum Ltd.*	1,281	48,544
AngloGold Ashanti Ltd.	7,539	140,500
ArcelorMittal South Africa Ltd.*	3,433	8,787
Assore Ltd.	643	20,903
Atlas Consolidated Mining & Development	43,500	21,930
Borneo Lumbung Energi & Metal Tbk PT*	854,000	39,527
Bradespar S.A.	700	7,747
Bumi Resources Minerals Tbk PT*	500,000	17,228
CAP S.A.	1,597	50,298
Chiho-Tiande Group Ltd.	20,000	9,406
China Hongqiao Group Ltd.	12,500	7,232
China Metal Products	13,000	17,223

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
China Metal Recycling Holdings Ltd.^	51,000	$61,971
China Molybdenum Co. Ltd., Class H	68,000	26,287
China Nonferrous Mining Corp. Ltd.*	140,000	48,708
China Precious Metal Resources Holdings Co. Ltd.*	222,000	38,046
China Rare Earth Holdings Ltd.	218,000	33,990
China Steel Corp.	202,000	177,961
China Vanadium Titano –Magnetite Mining Co. Ltd.	172,000	41,224
China Zhongwang Holdings Ltd.*	26,800	8,944
Chun Yuan Steel	91,000	34,535
Chung Hung Steel Corp.*	159,000	44,286
Cia de Minas Buenaventura S.A. (ADR)	3,400	68,068
Cia Minera Milpo SAA	31,483	20,246
Cia Siderurgica Nacional S.A.	13,100	51,954
Dongkuk Steel Mill Co. Ltd.	7,020	73,304
Eregli Demir ve Celik Fabrikalari TAS	15,542	17,765
Ezz Steel	5,211	6,914
Feng Hsin Iron & Steel Co.	7,000	12,571
Fosun International Ltd.	21,000	14,937
G J Steel PCL*	591,100	2,618
Gerdau S.A.	400	2,741
Gloria Material Technology Corp.	21,000	16,259
Gold Fields Ltd.	14,912	106,033
Grupa Kety S.A.	669	29,855
Grupo Mexico SAB de CV	68,800	246,697
Grupo Simec SAB de CV*	4,800	22,123
Harmony Gold Mining Co. Ltd.	7,837	37,691
Hunan Nonferrous Metal Corp. Ltd., Class H	252,000	72,412
Hyundai Hysco Co. Ltd.	700	19,577
Hyundai Steel Co.	1,058	73,204

	Shares	Value
Metals & Mining – (continued)
Impala Platinum Holdings Ltd.	10,507	$143,245
Industrias CH SAB de CV*	2,800	22,531
Industrias Penoles SAB de CV	2,345	98,369
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	72,300	68,468
Izmir Demir Celik Sanayi AS*	4,467	7,373
Jastrzebska Spolka Weglowa S.A.	888	23,468
Jiangxi Copper Co. Ltd., Class H	22,000	42,636
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,483	21,400
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	78,086	87,950
KGHM Polska Miedz S.A.	2,734	128,066
KISWIRE Ltd.	770	25,660
Korea Zinc Co. Ltd.	169	48,415
Koza Altin Isletmeleri AS	761	15,191
Koza Anadolu Metal Madencilik Isletmeleri AS*	7,132	17,736
Krakatau Steel Persero Tbk PT	141,000	7,976
Kumba Iron Ore Ltd.	1,600	84,303
Lepanto Consolidated Mining*	291,000	6,787
Maanshan Iron & Steel, Class H*	242,000	59,560
Magnitogorsk Iron & Steel Works (GDR)	8,406	25,302
Managem	17	2,767
Mechel (ADR)	3,380	13,790
Metalurgica Gerdau S.A.	400	3,241
Minera Frisco SAB de CV*	13,000	55,565
Minsur S.A.	41,671	25,852
MMC Norilsk Nickel OJSC	214	35,664
MMC Norilsk Nickel OJSC (ADR)	7,127	109,186
MMG Ltd.*	28,000	8,407
MMX Mineracao e Metalicos S.A.*	9,123	10,677
Molibdenos y Metales S.A.	633	11,210
Nickel Asia Corp.	36,700	20,775

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
North Mining Shares Co. Ltd., Class C*	460,000	$22,524
Northam Platinum Ltd.*	35,540	131,716
Novolipetsk Steel OJSC	22,400	37,410
Palabora Mining Co. Ltd.*	2,358	27,958
Paranapanema S.A.*	32,400	93,983
Philex Mining Corp.	55,700	22,329
Polyus Gold OJSC	184	5,747
Poongsan Corp.	1,560	37,750
POSCO	1,242	354,116
POSCO Chemtech Co. Ltd.	137	15,264
Raspadskaya OAO*	8,723	12,838
Royal Bafokeng Platinum Ltd.*	8,532	51,530
Sahaviriya Steel Industries PCL*	2,232,500	44,117
Seah Besteel Corp.	2,110	57,765
SeAH Steel Corp.	359	36,673
Severstal OAO (GDR)	6,998	59,168
Shougang Concord International Enterprises Co. Ltd.*	678,000	34,946
Shougang Fushan Resources Group Ltd.	64,000	24,988
Sociedad Minera Cerro Verde S.A.A.*	451	10,508
Sociedad Minera el Brocal S.A.	2,500	23,265
Southern Copper Corp.	3,200	106,656
Stalprodukt S.A.*	224	11,379
Sterlite Industries India Ltd. (ADR)	22,943	165,878
STP & I PCL	3,900	12,424
TA Chen Stainless Pipe	31,000	15,336
Timah Persero Tbk PT	125,000	18,257
Ton Yi Industrial Corp.	5,000	3,702
Tung Ho Steel Enterprise Corp.	12,000	11,710
United Co. RUSAL PLC*	50,200	25,033
Usinas Siderurgicas de Minas Gerais S.A.*	1,800	9,056
Vale Indonesia Tbk PT	47,000	13,777

	Shares	Value
Metals & Mining – (continued)
Vale S.A.	25,100	$428,690
Volcan Cia Minera SAA	32,809	21,099
VSMPO-AVISMA Corp.	37	6,787
Winsway Coking Coal Holding Ltd.	274,000	25,774
Yieh Phui Enterprise Co. Ltd.	54,000	15,022
Yieh United Steel Corp.*	108,115	32,128
Young Poong Corp.	4	5,811
Zhaojin Mining Industry Co. Ltd., Class H	47,500	52,760
Zijin Mining Group Co. Ltd., Class H	94,000	27,738
		5,254,575
Multiline Retail – 0.9%
Aeon Co. M Bhd	2,700	12,868
El Puerto de Liverpool SAB de CV	4,500	56,847
Empresas La Polar S.A.*	161,732	64,864
Far Eastern Department Stores Co. Ltd.	11,000	9,728
Golden Eagle Retail Group Ltd.	12,000	21,122
Grupo Famsa SAB de CV, Class A*	16,200	32,209
Hyundai Department Store Co. Ltd.	279	40,534
Hyundai Greenfood Co. Ltd.	930	14,989
Intime Department Store Group Co. Ltd.	18,500	21,931
Lojas Americanas S.A.	1,800	14,458
Lojas Renner S.A.	2,200	83,577
Lotte Shopping Co. Ltd.	216	80,610
Magazine Luiza S.A.	3,300	11,801
Maoye International Holdings Ltd.	81,000	17,326
Marisa Lojas S.A.	700	10,618
Matahari Putra Prima Tbk PT	88,500	18,114
Mercuries & Associates Ltd.	12,000	9,433
Mitra Adiperkasa Tbk PT	37,000	31,396
New World Department Store China Ltd.	29,000	14,947
Parkson Holdings Bhd	11,900	16,506
Parkson Retail Group Ltd.	18,500	10,012

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
PCD Stores Group Ltd.	438,000	$66,034
Ramayana Lestari Sentosa Tbk PT	145,000	21,476
Ripley Corp. S.A.	9,695	10,075
SACI Falabella	9,367	106,981
Shinsegae Co. Ltd.	106	22,763
Springland International Holdings Ltd.	35,000	18,220
Woolworths Holdings Ltd.	14,805	115,277
		954,716
Multi-Utilities – 0.1%
YTL Corp. Bhd	84,400	45,494
YTL Power International Bhd	67,700	33,600
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.	509	7,452
		86,546
Office Electronics – 0.1%
Kinpo Electronics	213,000	50,594
Sindoh Co. Ltd.	550	38,455
		89,049
Oil, Gas & Consumable Fuels – 7.2%
Adaro Energy Tbk PT	265,500	33,589
Bangchak Petroleum PCL	10,400	12,845
Banpu PCL	2,200	25,560
Berau Coal Energy Tbk PT	166,500	3,511
Bumi Resources Tbk PT	289,000	19,916
China Coal Energy Co. Ltd., Class H	66,000	50,772
China Petroleum & Chemical Corp., Class H	364,000	398,211
China Shenhua Energy Co. Ltd., Class H	59,500	210,457
CNOOC Ltd.	336,000	626,921
Cosan Ltd., Class A	2,800	58,100
Cosan S.A. Industria e Comercio	2,100	49,572
Ecopetrol S.A.	85,414	205,329
Empresas COPEC S.A.	6,003	85,939

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Energi Mega Persada Tbk PT*	1,414,000	$19,779
Energy Earth PCL	24,800	6,337
Esso Thailand PCL	170,300	55,993
Exxaro Resources Ltd.	2,058	32,243
Formosa Petrochemical Corp.	18,000	48,977
Garda Tujuh Buana Tbk PT*	55,000	17,819
Gazprom Neft OAO (ADR)	1,859	37,924
Gazprom OAO	58,706	235,393
Gazprom OAO (ADR)	73,857	586,055
Grupa Lotos S.A.*	1,462	17,570
GS Holdings	1,035	51,125
Harum Energy Tbk PT	6,500	2,774
Hidili Industry International Development Ltd.	169,000	38,109
HRT Participacoes em Petroleo S.A.*	13,300	29,400
Indika Energy Tbk PT	93,000	10,713
Indo Tambangraya Megah Tbk PT	7,000	26,459
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,400	59,394
IRPC PCL	237,300	33,149
Kunlun Energy Co. Ltd.	58,000	113,450
Lubelski Wegiel Bogdanka S.A.	785	29,069
Lukoil OAO	2,804	178,632
Lukoil OAO (ADR)	6,705	425,097
Medco Energi Internasional Tbk PT	177,000	34,772
MIE Holdings Corp.	60,000	13,839
MOL Hungarian Oil and Gas PLC	700	49,641
NovaTek OAO	17,922	169,180
OGX Petroleo e Gas Participacoes S.A.*	25,500	25,761
PetroChina Co. Ltd., Class H	388,000	493,462
Petroleo Brasileiro S.A.	58,200	557,113
Petron Corp.	23,300	8,718
Petronas Dagangan BHD	4,400	34,159
Philex Petroleum Corp.*	22,300	14,574
Polski Koncern Naftowy Orlen S.A.*	6,036	93,610

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	30,059	$50,803
PTT Exploration & Production PCL	20,090	105,413
PTT PCL	15,500	172,164
QGEP Participacoes S.A.	4,300	24,624
Reliance Industries Ltd. (GDR)(a)	19,510	574,960
Resource Alam Indonesia Tbk PT	65,500	14,148
Rosneft OAO	7,631	52,836
Rosneft OAO (GDR)	16,544	113,078
SAMIR*	614	19,772
Sasol Ltd.	10,731	463,329
Semirara Mining Corp.	2,170	15,816
Shell Refining Co. Federation of Malaya Bhd	8,500	23,607
Sinopec Kantons Holdings Ltd.	14,000	12,682
SK Gas Co. Ltd.	528	37,396
SK Innovation Co. Ltd.	1,177	160,311
S-Oil Corp.	737	59,225
Surgutneftegas OAO	37,487	32,387
Surgutneftegas OAO (ADR)	24,362	187,602
Tambang Batubara Bukit Asam Persero Tbk PT	14,500	22,744
Tatneft OAO	8,311	53,478
Tatneft OAO (ADR)	3,003	113,483
Thai Oil PCL	15,200	34,181
TNK-BP Holding	8,570	12,732
Tupras Turkiye Petrol Rafinerileri AS	2,208	61,557
Turcas Petrol AS	4,033	7,803
Ultrapar Participacoes S.A.	6,300	167,622
United Energy Group Ltd.*	74,000	11,442
Yanchang Petroleum International Ltd.*	260,000	15,076
Yanzhou Coal Mining Co. Ltd., Class H	42,000	43,729
		7,995,012

	Shares	Value
Paper & Forest Products – 0.7%
Duratex S.A.	7,150	$53,746
Empresas CMPC S.A.	21,301	78,608
Fibria Celulose S.A.*	5,400	57,470
Hansol Paper Co.	5,890	78,619
Indah Kiat Pulp & Paper Corp. Tbk PT*	557,500	49,887
Jaya Tiasa Holdings BHD	17,600	11,222
Lee & Man Paper Manufacturing Ltd.	27,000	20,074
Masisa S.A.	346,292	31,581
Mondi Ltd.	17,325	231,356
Nine Dragons Paper Holdings Ltd.	29,000	25,149
Sappi Ltd.*	13,275	39,903
Shandong Chenming Paper Holdings Ltd., Class B	47,300	21,942
Shandong Chenming Paper Holdings Ltd., Class H	22,500	8,727
Shihlin Paper Corp.*	8,000	11,900
Ta Ann Holdings Bhd	11,100	12,733
YFY, Inc.	212,000	103,802
		836,719
Personal Products – 0.4%
Able C&C Co. Ltd.	546	29,796
Amorepacific Corp.	63	51,485
AMOREPACIFIC Group	57	21,634
BaWang International Group Holding Ltd.*	116,000	6,726
Cosmax, Inc.	530	26,661
Hengan International Group Co. Ltd.	14,000	144,680
Hypermarcas S.A.*	6,700	53,546
Jinchuan Group International Resources Co. Ltd.*	63,000	11,609
Microbio Co. Ltd.	19,000	21,761
Natura Cosmeticos S.A.	3,100	77,737
Real Nutriceutical Group Ltd.	127,000	33,711
		479,346
Pharmaceuticals – 1.2%
Adcock Ingram Holdings Ltd.	23,881	162,177
Aspen Pharmacare Holdings Ltd.*	4,965	107,731

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Bukwang Pharmaceutical Co. Ltd.	1,072	$16,012
Celltrion, Inc.	1,146	32,883
CFR Pharmaceuticals S.A.	12,516	3,225
China Medical System Holdings Ltd.	49,000	48,049
China Shineway Pharmaceutical Group Ltd.	19,000	33,786
Chong Kun Dang Pharm Corp.	430	23,934
CSPC Pharmaceutical Group Ltd.*	126,000	60,722
Daewoong Pharmaceutical Co. Ltd.	230	15,350
Dong-A Socio Holdings Co. Ltd.	39	4,427
Dr Reddy’s Laboratories Ltd. (ADR)	5,903	223,606
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,354	13,352
Genomma Lab Internacional SAB de CV, Class B*	14,700	31,706
Green Cross Holdings Corp.	1,140	17,701
Hanmi Pharm Co. Ltd.*	336	49,578
Ilyang Pharmaceutical Co. Ltd.*	610	20,494
Kalbe Farma Tbk PT	371,000	53,041
Komipharm International Co. Ltd.*	1,365	10,275
LG Life Sciences Ltd.*	661	32,951
Lijun International Pharmaceutical Holding Ltd.	74,000	22,980
Pharmstandard OJSC*	149	9,866
Pharmstandard OJSC (GDR)*	1,321	27,622
Ranbaxy Laboratories Ltd. (GDR)*	15,978	133,896
Richter Gedeon Nyrt	228	33,810
ScinoPharm Taiwan Ltd.	5,000	11,622
Sihuan Pharmaceutical Holdings Group Ltd.	33,000	18,497

	Shares	Value
Pharmaceuticals – (continued)
Sino Biopharmaceutical	52,000	$35,848
TTY Biopharm Co. Ltd.	9,000	29,825
Yuhan Corp.	166	31,653
YungShin Global Holding Corp.	12,000	16,753
		1,333,372
Real Estate Investment Trusts (REITs) – 0.6%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	1,462	15,081
Capital Property Fund	20,303	26,672
CapitaMalls Malaysia Trust	50,700	31,328
Cathay No. 1 REIT	22,000	14,991
Cathay No. 2 REIT	34,000	20,553
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	11,564	19,795
Fibra Uno Administracion SA de CV	24,300	93,269
Fountainhead Property Trust	175,818	185,558
Fubon No. 1 REIT	37,000	23,545
Fubon No. 2 REIT	34,000	17,247
IGB Real Estate Investment Trust	33,800	15,109
Is Gayrimenkul Yatirim Ortakligi AS	18,055	15,805
Pavilion Real Estate Investment Trust	22,500	11,832
SA Corporate Real Estate Fund Nominees Pty Ltd.	184,109	89,775
Shin Kong No.1 REIT	53,000	27,890
Sinpas Gayrimenkul Yatirim Ortakligi AS	35,728	27,691
Sunway Real Estate Investment Trust	39,400	20,720
Torunlar Gayrimenkul Yatirim Ortakligi AS	5,945	14,022
Yuexiu Real Estate Investment Trust	85,000	47,644
		718,527
Real Estate Management & Development – 4.3%
Acucap Properties Ltd.	25,753	150,348
Agile Property Holdings Ltd.	18,000	23,287
Agung Podomoro Land Tbk PT	295,500	14,437

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Alam Sutera Realty Tbk PT	798,000	$86,182
Aliansce Shopping Centers S.A.	6,300	71,176
Alliances Developpement Immobilier S.A.	189	10,740
Amata Corp. PCL	20,700	16,221
Amer Group Holding	54,880	4,432
Ayala Land, Inc.	103,000	81,204
Bakrieland Development Tbk PT*	2,052,500	10,978
Bangkokland PCL	354,000	24,846
Belle Corp.*	244,200	38,445
BR Malls Participacoes S.A.*	8,400	99,145
BR Properties S.A.	4,600	51,027
Bumi Serpong Damai PT	84,000	14,947
C C Land Holdings Ltd.	210,000	70,626
Cathay Real Estate Development Co. Ltd.	23,000	13,794
Central Pattana PCL	20,800	70,869
China Merchants Property Development Co. Ltd., Class B	19,200	59,377
China Overseas Grand Oceans Group Ltd.	7,000	11,004
China Overseas Land & Investment Ltd.	74,000	225,988
China Properties Group Ltd.*	15,000	3,730
China Resources Land Ltd.	42,000	127,181
China SCE Property Holdings Ltd.	154,000	38,695
China South City Holdings Ltd.	344,000	58,511
China Vanke Co. Ltd., Class B	22,300	45,171
Chong Hong Construction Co.	6,000	20,737
Cie Generale Immobiliere	286	18,965
Ciputra Development Tbk PT	612,500	86,938
Country Garden Holdings Co. Ltd.*	110,000	62,366
Cyrela Commercial Properties SA Empreendimentos e Participacoes*	1,600	18,749

	Shares	Value
Real Estate Management & Development – (continued)
Douja Promotion Groupe Addoha S.A.	1,857	$12,101
Echo Investment S.A.*	18,210	32,852
Evergrande Real Estate Group Ltd.	128,000	52,285
Fantasia Holdings Group Co. Ltd.	352,500	54,960
Farglory Land Development Co. Ltd.	7,000	13,330
Filinvest Land, Inc.	411,000	20,370
Franshion Properties China Ltd.	30,000	10,244
Globe Trade Centre S.A.*	14,767	36,596
Glorious Property Holdings Ltd.*	433,000	67,512
Grand Canal Land PCL*	149,300	19,025
Greentown China Holdings Ltd.	29,000	56,351
Growthpoint Properties Ltd.	36,364	119,386
Guangzhou R&F Properties Co. Ltd., Class H	143,200	259,069
Hemaraj Land and Development PCL	249,700	36,583
Highwealth Construction Corp.	7,000	15,631
Hopson Development Holdings Ltd.*	16,000	26,678
Huaku Development Co. Ltd.	21,000	60,342
Huang Hsiang Construction Co.	4,000	10,640
Hung Poo Real Estate Development Corp.	9,000	10,048
Hung Sheng Construction Co. Ltd.	86,000	71,103
Hyprop Investments Ltd.	1,358	11,974
IGB Corp. Bhd	13,500	10,472
Iguatemi Empresa de Shopping Centers S.A.	1,100	13,154
IJM Land Bhd	21,600	18,317
JHSF Participacoes S.A.	2,400	8,750
Kaisa Group Holdings Ltd.*	277,000	86,734
Kindom Construction Co.	69,000	74,233
King’s Town Construction Co. Ltd.	9,000	9,347

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
KLCC Property Holdings Bhd^	4,800	$11,438
KrisAssets Holdings Bhd^	17,100	393
KWG Property Holding Ltd.	18,000	12,432
Land and Houses PCL	315,500	140,819
Lippo Karawaci Tbk PT	421,500	58,527
Longfor Properties Co. Ltd.	24,000	40,079
LPS Brasil Consultoria de Imoveis S.A.	4,800	49,452
LSR Group (GDR)	5,482	23,847
Mah Sing Group Bhd	27,066	20,194
Medinet Nasr Housing*	2,721	9,108
Megaworld Corp.	189,000	19,056
Mingfa Group International Co. Ltd.	36,000	11,087
Minmetals Land Ltd.	210,000	30,036
Multiplan Empreendimentos Imobiliarios S.A.	2,100	59,980
New World China Land Ltd.	20,000	8,788
Pakuwon Jati Tbk PT	229,500	9,560
Palm Hills Developments SAE*	25,781	8,031
Parque Arauco S.A.	24,597	63,535
Poly Property Group Co. Ltd.*	63,000	43,918
Powerlong Real Estate Holdings Ltd.	237,000	56,802
Prince Housing & Development Corp.	30,000	21,449
Quality Houses PCL	401,800	57,772
Radium Life Tech Co. Ltd.	46,000	38,344
Renhe Commercial Holdings Co. Ltd.*	646,000	40,788
Resilient Property Income Fund Ltd.	8,861	58,499
Robinsons Land Corp.	7,200	4,496
Ruentex Development Co. Ltd.	7,000	13,710
Sao Carlos Empreendimentos e Participacoes S.A.	700	16,244
Sentul City Tbk PT*	1,819,000	53,321
Shanghai Industrial Urban Development Group Ltd.*	76,000	15,375

	Shares	Value
Real Estate Management & Development – (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	25,800	$35,449
Shenzhen Investment Ltd.	328,000	137,361
Shimao Property Holdings Ltd.	24,500	52,785
Shining Building Business Co. Ltd.*	27,000	20,402
Shui On Land Ltd.	63,500	21,110
Silver Grant International	294,000	47,355
Sinolink Worldwide Holdings Ltd.*	252,000	19,808
Sino-Ocean Land Holdings Ltd.	65,000	42,883
Sinyi Realty Co.	7,000	12,453
SM Development Corp.	81,500	16,831
SM Prime Holdings, Inc.	147,200	71,526
Soho China Ltd.	52,500	45,325
Sonae Sierra Brasil S.A.	2,100	28,998
SP Setia Bhd	14,300	16,121
Summarecon Agung Tbk PT	156,500	41,851
Sunac China Holdings Ltd.	40,000	32,266
Sunway Bhd	46,600	44,417
Supalai PCL	55,400	38,695
Talaat Moustafa Group*	12,909	7,353
Tomson Group Ltd.	22,000	5,981
UEM Land Holdings Bhd*	25,000	20,624
UOA Development Bhd	69,700	50,628
Vista Land & Lifescapes, Inc.	68,000	10,854
Yuexiu Property Co. Ltd.	168,000	49,790
Yuzhou Properties Co.	134,000	34,188
Zall Development Group Ltd.	40,000	13,349
		4,763,686
Road & Rail – 0.2%
All America Latina Logistica S.A.	8,000	40,490
CJ Korea Express Co. Ltd.*	140	13,475
Evergreen International Storage & Transport Corp.	30,000	19,569
Guangshen Railway Co. Ltd., Class H	224,000	112,857
JSL S.A.	3,100	24,806

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Localiza Rent a Car S.A.	2,400	$42,671
Tegma Gestao Logistica	1,500	20,165
		274,033
Semiconductors & Semiconductor Equipment – 6.4%
A-DATA Technology Co. Ltd.	10,000	19,789
Advanced Semiconductor Engineering, Inc.	108,000	93,135
ALI Corp.	14,000	14,967
Ardentec Corp.	25,000	16,900
Chipbond Technology Corp.	7,000	17,789
Dongbu HiTek Co. Ltd.*	2,680	14,528
Duksan Hi-Metal Co. Ltd.*	767	19,013
Elan Microelectronics Corp.	21,000	55,859
Epistar Corp.	18,000	31,716
Faraday Technology Corp.	21,000	23,340
Forhouse Corp.	25,000	12,198
Formosa Epitaxy, Inc.*	16,000	11,385
GCL-Poly Energy Holdings Ltd.	176,000	35,606
GemVax & Kael Co. Ltd.*	1,261	43,281
Genesis Photonics, Inc.*	14,000	9,677
Giga Solar Materials Corp.	1,000	8,437
Gintech Energy Corp.*	46,000	44,968
Global Mixed Mode Technology, Inc.	5,000	15,587
Global Unichip Corp.	4,000	12,158
Greatek Electronics, Inc.	14,000	11,409
Holtek Semiconductor, Inc.	8,000	9,705
Iljin Display Co. Ltd.	890	17,658
Inotera Memories, Inc.*	37,000	14,543
King Yuan Electronics Co. Ltd.	170,000	120,968
Kinsus Interconnect Technology Corp.	4,000	13,960
Lextar Electronics Corp.*	15,000	16,570
Macronix International	66,000	17,980
MediaTek, Inc.	22,000	268,365
Melfas, Inc.	877	14,692
Motech Industries, Inc.*	46,000	48,086
MStar Semiconductor, Inc.	4,000	34,156
Neo Solar Power Corp.*	74,000	51,152

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Novatek Microelectronics Corp.	10,000	$48,794
OptoTech Corp.	36,000	14,638
Parade Technologies Ltd.	1,000	9,284
Phison Electronics Corp.	2,000	15,756
Pixart Imaging, Inc.	8,000	17,457
Powertech Technology, Inc.	13,000	23,258
Radiant Opto-Electronics Corp.	8,000	32,529
Realtek Semiconductor Corp.	7,000	20,161
Regent Manner International Holdings Ltd.	115,000	21,487
Richtek Technology Corp.	3,000	16,519
Samsung Electronics Co. Ltd.	2,143	2,957,741
Semiconductor Manufacturing International Corp.*	3,529,000	254,650
Seoul Semiconductor Co. Ltd.	570	15,424
Silicon Integrated Systems Corp.*	38,000	12,593
Siliconware Precision Industries Co.	57,000	67,600
Sino-American Silicon Products, Inc.	73,000	100,798
SK Hynix, Inc.*	9,930	269,597
Sonix Technology Co. Ltd.	9,000	12,824
Taiwan Semiconductor Manufacturing Co. Ltd.	473,000	1,754,998
Taiwan Surface Mounting Technology Co. Ltd.	30,000	50,115
Transcend Information, Inc.	3,000	10,369
United Microelectronics Corp.	221,000	84,245
Unity Opto Technology Co. Ltd.*	15,000	14,104
Vanguard International Semiconductor Corp.	12,000	13,073
Via Technologies, Inc.*	14,000	9,606
Visual Photonics Epitaxy Co. Ltd.	13,000	15,726
Win Semiconductors Corp.	35,000	41,568
Winbond Electronics Corp.*	229,000	63,628
Wonik IPS Co. Ltd.*	1,799	10,471
		7,118,590

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – 0.3%
AsiaInfo-Linkage, Inc.*	3,000	$34,440
Asseco Poland S.A.	1,542	20,917
Com2uSCorp*	318	14,784
Cyberlink Corp.	4,000	13,134
Gamevil, Inc.*	198	18,878
Golfzon Co. Ltd.	95	5,745
International Games System Co. Ltd.	4,000	11,141
Kingdee International Software Group Co. Ltd.*	82,000	13,525
Kingsoft Corp. Ltd.	33,000	37,972
NCSoft Corp.	336	50,646
Neowiz Games Corp.*	474	7,489
Totvs S.A.	2,400	45,155
WeMade Entertainment Co. Ltd.*	251	12,900
		286,726
Specialty Retail – 0.8%
Ace Hardware Indonesia Tbk PT	367,500	37,043
Belle International Holdings Ltd.	89,000	145,187
China Yongda Automobiles Services Holdings Ltd.*	16,500	18,030
China ZhengTong Auto Services Holdings Ltd.*	20,000	12,396
Cia Hering	2,300	46,874
The Foschini Group Ltd.	3,867	49,508
GOME Electrical Appliances Holding Ltd.*	197,000	19,800
Grupo Elektra SAB DE CV	1,185	51,116
Hengdeli Holdings Ltd.	100,000	29,121
Home Product Center PCL	100,567	51,397
Hotai Motor Co. Ltd.	4,000	35,714
Indomobil Sukses Internasional Tbk PT	18,500	10,085
JD Group Ltd./South Africa	21,175	77,935
Kolao Holdings	715	19,477
Lewis Group Ltd.	13,466	88,450
LOTTE Himart Co. Ltd.	83	5,886
M Video OJSC	2,549	20,332

	Shares	Value
Specialty Retail – (continued)
Mr Price Group Ltd.	4,520	$64,904
National Petroleum Co. Ltd.	5,000	4,871
Pou Sheng International Holdings Ltd.*	87,000	5,045
Seobu T&D*	453	9,296
Shinsegae International Co. Ltd.	150	10,624
Siam Global House PCL	12,700	9,693
Truworths International Ltd.	8,472	84,122
Tsann Kuen Enterprise Co. Ltd.	6,000	10,348
Zhongsheng Group Holdings Ltd.	8,000	11,113
		928,367
Textiles, Apparel & Luxury Goods – 0.9%
361 Degrees International Ltd.	132,000	35,719
Aksa Akrilik Kimya Sanayii	7,428	21,868
Anta Sports Products Ltd.	17,000	14,239
Arezzo Industria e Comercio S.A.	2,400	50,605
Billion Industrial Holdings Ltd.	53,500	35,503
Bosideng International Holdings Ltd.	42,000	11,040
China Dongxiang Group Co.	142,000	24,336
China Lilang Ltd.	25,000	15,366
Daphne International Holdings Ltd.	16,000	16,658
Eclat Textile Co. Ltd.	2,000	12,063
Feng TAY Enterprise Co. Ltd.	16,000	26,376
Fila Korea Ltd.	701	45,384
Formosa Taffeta Co. Ltd.	12,000	11,406
FORUS S.A.	3,750	26,206
Grendene S.A.	1,800	20,525
Guararapes Confeccoes S.A.	200	10,423
Handsome Co. Ltd.	560	16,755
Hansae Co. Ltd.	620	10,302
Lealea Enterprise Co. Ltd.	129,000	45,241
LG Fashion Corp.	1,290	36,956
Li Ning Co. Ltd.*	42,000	23,163
Li Peng Enterprise Co. Ltd.*	76,000	28,714
LPP S.A.	13	26,333
Makalot Industrial Co. Ltd.	7,000	29,649

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
NG2 S.A.	1,309	$30,244
Nien Hsing Textile Co. Ltd.	10,000	7,861
Peak Sport Products Co. Ltd.	147,000	26,329
Ports Design Ltd.	64,500	50,449
Pou Chen Corp.	47,000	55,421
Restoque Comercio e Confeccoes de Roupas S.A.	4,800	21,629
Ruentex Industries Ltd.	6,000	14,353
Shenzhou International Group Holdings Ltd.	8,000	23,194
Shinkong Textile Co. Ltd.	10,000	12,944
Tainan Spinning Co. Ltd.	64,000	31,445
Woongjin Chemical Co. Ltd.* ^	33,420	26,978
XTEP International Holdings	26,500	11,098
Youngone Corp.	360	14,383
Youngone Holdings Co. Ltd.	992	70,799
		991,957
Thrifts & Mortgage Finance – 0.0%†
Malaysia Building Society	19,400	17,535
Tobacco – 0.3%
British American Tobacco Malaysia Bhd	2,100	43,705
Gudang Garam Tbk PT	10,500	53,350
JT International Bhd	4,700	9,917
KT&G Corp.	2,058	148,188
Philip Morris CR AS	15	8,565
Souza Cruz S.A.	6,300	96,887
		360,612
Trading Companies & Distributors – 0.3%
AKR Corporindo Tbk PT	20,000	10,594
Barloworld Ltd.	3,829	40,070
CITIC Resources Holdings Ltd.*	476,000	60,109
Daewoo International Corp.	730	25,619
Hexindo Adiperkasa Tbk PT	8,000	3,991
Hyundai Corp.	1,760	41,391
iMarketKorea, Inc.	780	18,698
LG International Corp.	570	18,374

	Shares	Value
Trading Companies & Distributors – (continued)
Mills Estruturas e Servicos de Engenharia S.A.	1,300	$21,377
Samsung C&T Corp.	2,313	123,914
SK Networks Co. Ltd.	3,140	20,814
		384,951
Transportation Infrastructure – 1.2%
Airports of Thailand PCL	7,200	35,448
Anhui Expressway Co., Class H	78,000	43,218
Arteris S.A.	1,700	18,841
Bangkok Expressway PCL	25,700	35,026
Beijing Capital International Airport Co. Ltd., Class H	98,000	67,938
CCR S.A.	15,700	153,663
China Merchants Holdings International Co. Ltd.	20,000	63,268
COSCO Pacific Ltd.	28,000	37,090
EcoRodovias Infraestrutura e Logistica S.A.	1,300	11,261
Grupo Aeroportuario del Centro Norte Sab de CV*	11,100	42,404
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,400	65,953
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,200	39,669
Hopewell Highway Infrastructure Ltd.	6,500	3,208
International Container Terminal Services, Inc.	13,500	30,175
Jasa Marga Persero Tbk PT	17,000	11,715
Jiangsu Expressway Co. Ltd., Class H	52,000	56,954
LLX Logistica S.A.*	14,800	14,508
Malaysia Airports Holdings Bhd	9,500	18,797
NCB Holdings Bhd	16,500	24,838
Novorossiysk Commercial Sea Port PJSC (GDR)	3,728	25,723
OHL Mexico SAB de CV*	27,300	84,393
Road King Infrastructure Ltd.	36,000	34,095
Santos Brasil Participacoes S.A.	800	12,455

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Shenzhen Expressway Co. Ltd., Class H	100,000	$41,105
Shenzhen International Holdings Ltd.	1,397,500	181,877
Taiwan High Speed Rail Corp.*	52,447	9,774
TAV Havalimanlari Holding AS	2,502	17,648
Tianjin Port Development Holdings Ltd.	302,000	43,195
Yuexiu Transport Infrastructure Ltd.	94,000	48,086
Zhejiang Expressway Co. Ltd., Class H	84,000	66,026
		1,338,351
Water Utilities – 0.2%
Aguas Andinas S.A., Class A	45,003	35,792
Beijing Enterprises Water Group Ltd.	46,000	13,929
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	88,758
Cia de Saneamento de Minas Gerais-COPASA	600	13,834
Guangdong Investment Ltd.	28,000	27,096
Inversiones Aguas Metropolitanas S.A.	7,326	15,536
Manila Water Co., Inc.	10,500	10,191
Thai Tap Water Supply PCL	42,200	15,097
		220,233
Wireless Telecommunication Services – 3.7%
Advanced Info Service PCL	20,200	185,826
Allied Technologies Ltd.	8,151	29,047
Almendral S.A.	111,086	16,080
America Movil SAB de CV	761,500	814,958
Axiata Group Bhd	52,600	117,043
China Mobile Ltd.	114,000	1,247,880
DiGi.Com Bhd	67,700	103,247
Egyptian Co. for Mobile Services SAE*	182	3,516

	Shares	Value
Wireless Telecommunication Services – (continued)
ENTEL Chile S.A.	3,402	$65,515
Far EasTone Telecommunications Co. Ltd.	31,000	75,525
Globe Telecom, Inc.	490	17,024
Indosat Tbk PT	17,000	10,491
Maxis Bhd	44,400	98,650
Mobile Telesystems OJSC	18,817	166,519
MTN Group Ltd.	33,248	598,822
Orascom Telecom Holding SAE*	46,336	31,206
Orascom Telecom Media And Technology Holding SAE	441,109	31,170
Philippine Long Distance Telephone Co.	655	48,473
Shin Corp. PCL	17,500	51,427
Sistema JSFC	21,348	18,270
Sistema JSFC (GDR)	2,108	40,200
SK Telecom Co. Ltd.	258	45,331
Taiwan Mobile Co. Ltd.	31,000	112,920
Tim Participacoes S.A.*	15,400	64,388
Tower Bersama Infrastructure Tbk PT*	12,000	6,974
Turkcell Iletisim Hizmetleri AS*	15,269	94,503
Vodacom Group Ltd.	7,001	82,002
		4,177,007
Total Common Stocks (Cost $99,128,438)		100,559,111

PREFERRED STOCKS - 5.5%
Airlines – 0.0%†
Gol Linhas Aereas Inteligentes S.A.*	6,400	39,434
Automobiles – 0.1%
Hyundai Motor Co.	1,441	105,399
Beverages – 0.7%
Cia de Bebidas das Americas	14,900	623,721
Coca-Cola Embonor S.A., Class B	11,178	34,850

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
PREFERRED STOCKS – (continued)
Beverages – (continued)
Embotelladora Andina S.A., Class A	6,892	$36,543
Embotelladora Andina S.A., Class B	6,473	43,931
		739,045
Capital Markets – 0.0%†
Daishin Securities Co. Ltd.*	4,660	25,261
Chemicals – 0.1%
Braskem S.A.*	2,400	20,873
LG Chem Ltd.	96	8,386
Nizhnekamskneftekhim OAO	28,942	20,986
Sociedad Quimica y Minera de Chile S.A., Class B	1,948	96,346
		146,591
Commercial Banks – 1.6%
Banco Bradesco S.A.	41,750	686,542
Banco do Estado do Rio Grande do Sul S.A.	3,000	25,266
Banco Industrial e Comercial S.A.	12,700	35,886
Bank St. Petersburg OJSC	11,230	13,891
Grupo Aval Acciones y Valores	11,333	7,943
Itau Unibanco Holding S.A.	46,800	785,500
Itausa – Investimentos Itau S.A.	54,900	271,823
		1,826,851
Containers & Packaging – 0.1%
Klabin S.A.	11,000	73,663
Diversified Financial Services – 0.1%
Grupo de Inversiones Suramericana S.A.	2,484	52,260
Diversified Telecommunication Services – 0.1%
Axtel SAB de CV*	109,700	36,366
Oi S.A.	14,800	36,269
Rostelecom OJSC	2,956	7,884
Telefonica Brasil S.A.	5,200	138,147
		218,666

	Shares	Value
Electric Utilities – 0.2%
Centrais Eletricas Brasileiras S.A.	3,900	$20,266
Centrais Eletricas de Santa Catarina S.A.	3,000	35,934
Cia de Transmissao de Energia Eletrica Paulista	500	8,760
Cia Energetica de Minas Gerais	8,800	112,096
Cia Energetica do Ceara	900	21,520
Cia Paranaense de Energia	2,200	39,126
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	14,800	60,843
		298,545
Food & Staples Retailing – 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,300	126,371
Household Durables – 0.0%†
LG Electronics, Inc.	80	1,987
Independent Power Producers & Energy Traders – 0.1%
AES Tiete S.A.	1,600	16,228
Cia Energetica de Sao Paulo	4,500	47,599
		63,827
Industrial Conglomerates – 0.1%
Allied Electronics Corp. Ltd.	33,245	70,543
Insurance – 0.0%†
Samsung Fire & Marine Insurance Co. Ltd.	15	1,207
Machinery – 0.1%
Marcopolo S.A.	2,900	19,304
Randon Participacoes S.A.	6,700	43,728
		63,032
Metals & Mining – 0.9%
Bradespar S.A.	4,400	55,850
Gerdau S.A.	15,900	124,449
Metalurgica Gerdau S.A.	5,100	50,783

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
PREFERRED STOCKS – (continued)
Metals & Mining – (continued)
Usinas Siderurgicas de Minas Gerais S.A.*	7,100	$35,154
Vale S.A.	39,200	636,963
		903,199
Multiline Retail – 0.1%
Lojas Americanas S.A.	9,000	78,590
Oil, Gas & Consumable Fuels – 0.8%
AK Transneft OAO	27	54,775
Petroleo Brasileiro S.A.	82,400	822,970
Surgutneftegas OAO	37,411	26,531
TNK-BP Holding	3,911	4,687
		908,963
Paper & Forest Products – 0.0%†
Suzano Papel e Celulose S.A.*	10,600	38,806
Personal Products – 0.0%†
Amorepacific Corp.	24	6,527
Semiconductors & Semiconductor Equipment – 0.3%
Samsung Electronics Co. Ltd.	372	294,209
Textiles, Apparel & Luxury Goods – 0.0%†
Alpargatas S.A.	1,540	10,267
Cia de Tecidos do Norte de Minas – Coteminas*	9,894	19,051
		29,318
Total Preferred Stocks (Cost $6,182,641)		6,112,294
	No. of Rights
Rights – 0.0%†
Cia Brasileira de Distribuicao Grupo Pao de Acucar, expiring 05/21/13 at 101.41 BRL*	2	6
Green Cross Corp., expiring 05/31/13 at 119,500.00 KRW* ^	8	229

	No. of Rights	Value
Rights – (continued)
Polimex-Mostostal S.A., expiring 11/29/12 at 0.52 PLN* ^	4,668	$—
Shui On Land Ltd., expiring 05/13/13 at 1.84 HKD*	21,166	2,236
Tisco Financial Group PCL, expiring 06/25/13 at 24.00 THB* ^	1,720	1,817
Total Rights (Cost $–)		4,288
	No. of Warrants
Warrants – 0.0%†
Mah Sing Group Bhd, expiring 03/12/13 at 2.38 MYR*	4,059	540
Thoresen Thai Agencies PCL, expiring 02/28/13 at 17.00 THB* ^	5,040	1,245
WCT Bhd, expiring 12/11/17 at 2.25 MYR*	2,140	243
Total Warrants (Cost $–)		2,028
Total Investment Securities (Cost $105,311,079) – 95.6%		106,677,721
Other assets less liabilities – 4.4%		4,898,811
Net Assets – 100.0%		$111,576,532

*	Non-income producing security.

(a)	144A security – Certain conditions for public sale may exist.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At April 30, 2013, the value of these securities amounted to $191,915 or 0.17% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,001,944
Aggregate gross unrealized depreciation	(4,685,665)
Net unrealized appreciation	$1,316,279
Federal income tax cost of investments	$105,361,442

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index Futures Contracts	15	06/21/13	$779,925	$19,727
SGX S&P CNX Nifty Index Futures Contracts	356	05/30/13	4,217,532	48,825
				$68,552

Cash collateral in the amount of $419,954 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2013:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Appreciation
INR 27,680,000	Morgan Stanley	USD 500,000	06/19/13	$8,945
INR 176,088,000	UBS AG	USD 3,190,000	06/19/13	47,681
INR 17,946,500	UBS AG	USD 325,000	06/19/13	4,977
				$61,603

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Brazil	10.3%
Chile	2.1
China	19.8
Colombia	0.7
Czech Republic	0.2
Egypt	0.3
Hungary	0.2
India	3.7
Indonesia	3.1
Malaysia	3.5
Mexico	4.6
Morocco	0.2
Peru	0.6
Philippines	1.3
Poland	1.3
Russia	4.3
South Africa	8.5
South Korea	12.9
Taiwan	12.3
Thailand	3.6
Turkey	2.1
Other[1]	4.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 4.5%
The Boeing Co.	14,856	$1,357,987
Exelis, Inc.	31,560	352,525
Lockheed Martin Corp.	5,664	561,246
Northrop Grumman Corp.	5,880	445,351
Raytheon Co.	7,368	452,248
		3,169,357
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	6,216	533,581
Automobiles – 1.4%
Ford Motor Co.	73,704	1,010,482
Beverages – 0.8%
Dr Pepper Snapple Group, Inc.	8,544	417,204
PepsiCo, Inc.	1,992	164,280
		581,484
Capital Markets – 1.8%
Ameriprise Financial, Inc.	5,568	414,983
Apollo Investment Corp.	8,736	76,964
Ares Capital Corp.	4,632	84,117
Federated Investors, Inc., Class B	13,752	315,746
Waddell & Reed Financial, Inc., Class A	8,065	345,747
		1,237,557
Chemicals – 3.1%
The Dow Chemical Co.	10,368	351,579
E.I. du Pont de Nemours & Co.	19,368	1,055,749
Huntsman Corp.	19,584	369,354
Kronos Worldwide, Inc.	3,888	68,740
The Scotts Miracle-Gro Co., Class A	7,325	332,189
		2,177,611
Commercial Banks – 4.9%
Bank of Hawaii Corp.	6,938	330,873
BB&T Corp.	14,448	444,565
Cullen/Frost Bankers, Inc.	5,496	332,014
FirstMerit Corp.	7,056	120,869
FNB Corp./PA	6,600	75,174

	Shares	Value
Commercial Banks – (continued)
National Penn Bancshares, Inc.	7,035	$68,873
Trustmark Corp.	3,024	74,239
Valley National Bancorp	7,272	65,375
Wells Fargo & Co.	50,904	1,933,334
		3,445,316
Commercial Services & Supplies – 2.7%
Avery Dennison Corp.	8,568	355,143
Deluxe Corp.	8,400	320,376
Healthcare Services Group, Inc.	13,824	308,137
Pitney Bowes, Inc.	25,128	343,500
R.R. Donnelley & Sons Co.	33,361	410,674
Waste Management, Inc.	3,912	160,314
		1,898,144
Communications Equipment – 1.3%
Cisco Systems, Inc.	37,392	782,241
Harris Corp.	1,680	77,616
Motorola Solutions, Inc.	1,210	69,212
		929,069
Computers & Peripherals – 4.1%
Apple, Inc.	3,192	1,413,258
Dell, Inc.	12,514	167,688
Diebold, Inc.	11,136	326,173
Lexmark International, Inc., Class A	14,472	438,646
Seagate Technology PLC	11,040	405,168
Western Digital Corp.	2,575	142,346
		2,893,279
Consumer Finance – 0.6%
SLM Corp.	18,984	392,020
Containers & Packaging – 1.0%
Greif, Inc., Class A	6,528	314,454
Packaging Corp of America	8,544	406,352
		720,806
Distributors – 0.6%
Genuine Parts Co.	5,424	414,014

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – 0.6%
H&R Block, Inc.	14,352	$398,124
Diversified Financial Services – 2.0%
Bank of America Corp.	17,352	213,603
Citigroup, Inc.	4,680	218,369
JPMorgan Chase & Co.	9,336	457,557
The McGraw-Hill Cos., Inc.	6,768	366,217
NYSE Euronext	2,787	108,163
		1,363,909
Diversified Telecommunication Services – 5.7%
AT&T, Inc.	32,760	1,227,190
CenturyLink, Inc.	5,357	201,262
Frontier Communications Corp.	19,824	82,468
Verizon Communications, Inc.	46,344	2,498,405
		4,009,325
Electric Utilities – 2.2%
American Electric Power Co., Inc.	9,936	511,008
Entergy Corp.	1,824	129,924
FirstEnergy Corp.	3,624	168,878
Hawaiian Electric Industries, Inc.	12,336	349,109
Portland General Electric Co.	5,472	176,472
PPL Corp.	5,264	175,712
		1,511,103
Electrical Equipment – 0.6%
Emerson Electric Co.	6,336	351,712
Rockwell Automation, Inc.	408	34,590
		386,302
Electronic Equipment, Instruments & Components – 0.1%
Molex, Inc.	2,880	79,402
Energy Equipment & Services – 1.0%
Diamond Offshore Drilling, Inc.	4,680	323,388
RPC, Inc.	19,998	264,773
Schlumberger Ltd.	1,344	100,034
		688,195
Food & Staples Retailing – 1.5%
Safeway, Inc.	17,136	385,902
Sysco Corp.	12,600	439,236

	Shares	Value
Food & Staples Retailing – (continued)
Wal-Mart Stores, Inc.	2,883	$224,067
		1,049,205
Gas Utilities – 0.6%
AGL Resources, Inc.	8,808	386,231
Health Care Providers & Services – 0.8%
Cardinal Health, Inc.	5,887	260,323
Owens & Minor, Inc.	8,592	279,842
		540,165
Hotels, Restaurants & Leisure – 1.8%
Brinker International, Inc.	10,608	412,651
Cracker Barrel Old Country Store, Inc.	4,464	369,351
Six Flags Entertainment Corp.	1,176	85,695
Wynn Resorts Ltd.	3,048	418,491
		1,286,188
Household Durables – 0.7%
Garmin Ltd.	2,328	81,666
Leggett & Platt, Inc.	2,688	86,661
Tupperware Brands Corp.	4,392	352,678
		521,005
Household Products – 0.5%
Kimberly-Clark Corp.	3,408	351,672
Insurance – 4.2%
Aflac, Inc.	9,720	529,157
American National Insurance Co.	847	79,643
Arthur J Gallagher & Co.	2,430	103,154
Cincinnati Financial Corp.	2,064	100,950
Erie Indemnity Co., Class A	4,610	366,818
Fidelity National Financial, Inc., Class A	5,208	139,835
The Hanover Insurance Group, Inc.	7,872	396,985
Mercury General Corp.	1,824	83,375
PartnerRe Ltd.	4,032	380,379
Principal Financial Group, Inc.	11,472	414,139
Validus Holdings Ltd.	9,648	372,509
		2,966,944

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 0.1%
IAC/InterActiveCorp	1,272	$59,873
IT Services – 5.4%
Accenture PLC, Class A	15,576	1,268,510
Automatic Data Processing, Inc.	4,157	279,932
Booz Allen Hamilton Holding Corp.	24,960	379,143
Broadridge Financial Solutions, Inc.	14,880	374,678
International Business Machines Corp.	2,808	568,732
Paychex, Inc.	3,293	119,898
SAIC, Inc.	27,912	417,005
Visa, Inc., Class A	120	20,215
The Western Union Co.	25,464	377,122
		3,805,235
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	2,050	97,108
Mattel, Inc.	3,048	139,172
		236,280
Machinery – 0.1%
Harsco Corp.	2,928	63,918
Media – 1.0%
Cablevision Systems Corp., Class A	3,216	47,790
Comcast Corp., Class A	2,976	122,909
Gannett Co., Inc.	16,896	340,623
Meredith Corp.	1,728	67,081
Regal Entertainment Group, Class A	4,706	84,426
		662,829
Metals & Mining – 0.6%
Commercial Metals Co.	19,681	287,736
Nucor Corp.	2,736	119,345
		407,081
Multiline Retail – 0.5%
Kohl’s Corp.	7,968	374,974
Multi-Utilities – 4.1%
Ameren Corp.	10,776	390,630
Avista Corp.	12,504	350,737
CenterPoint Energy, Inc.	17,592	434,170

	Shares	Value
Multi-Utilities – (continued)
Consolidated Edison, Inc.	3,432	$218,447
DTE Energy Co.	3,624	264,117
Public Service Enterprise Group, Inc.	12,408	454,257
TECO Energy, Inc.	19,882	380,343
Vectren Corp.	10,752	403,845
		2,896,546
Office Electronics – 0.2%
Xerox Corp.	13,826	118,627
Oil, Gas & Consumable Fuels – 11.0%
Chevron Corp.	22,344	2,726,192
ConocoPhillips	9,984	603,533
CVR Energy, Inc.	5,952	293,255
Exxon Mobil Corp.	35,904	3,195,097
Marathon Petroleum Corp.	2,695	211,180
Spectra Energy Corp.	5,688	179,343
The Williams Cos., Inc.	12,888	491,419
		7,700,019
Personal Products – 0.5%
Herbalife Ltd.	8,760	347,860
Pharmaceuticals – 7.8%
Bristol-Myers Squibb Co.	14,184	563,389
Eli Lilly & Co.	9,000	498,420
Johnson & Johnson	7,200	613,656
Merck & Co., Inc.	20,400	958,800
Pfizer, Inc.	89,976	2,615,602
Questcor Pharmaceuticals, Inc.	4,872	149,765
Warner Chilcott PLC, Class A	3,583	51,524
		5,451,156
Real Estate Investment Trusts (REITs) – 6.5%
Alexander’s, Inc.	720	221,753
Annaly Capital Management, Inc.	8,424	134,279
ARMOUR Residential REIT, Inc.	11,568	75,076
CBL & Associates Properties, Inc.	3,240	78,214
Digital Realty Trust, Inc.	1,512	106,626
EPR Properties	1,560	88,202
Equity Residential	2,592	150,491
The Geo Group, Inc.	2,136	79,993
HCP, Inc.	3,768	200,834
Highwoods Properties, Inc.	2,136	87,640

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Hospitality Properties Trust	3,072	$90,348
Lexington Realty Trust	29,952	383,685
Liberty Property Trust	2,136	91,827
Mack-Cali Realty Corp.	2,640	73,313
Medical Properties Trust, Inc.	5,568	89,589
MFA Financial, Inc.	8,448	78,313
National Health Investors, Inc.	5,234	346,700
National Retail Properties, Inc.	2,304	91,423
Newcastle Investment Corp.	29,760	337,181
Omega Healthcare Investors, Inc.	3,000	98,610
Piedmont Office Realty Trust, Inc., Class A	3,960	81,259
Plum Creek Timber Co., Inc.	7,536	388,405
Realty Income Corp.	2,016	102,756
Senior Housing Properties Trust	3,288	93,478
Simon Property Group, Inc.	5,664	1,008,588
		4,578,583
Road & Rail – 0.5%
Landstar System, Inc.	6,024	329,272
Semiconductors & Semiconductor Equipment – 0.8%
Applied Materials, Inc.	10,872	157,753
Cypress Semiconductor Corp.*	6,819	68,804
KLA-Tencor Corp.	1,872	101,556
Linear Technology Corp.	2,712	98,988
Marvell Technology Group Ltd.	4,536	48,807
Microchip Technology, Inc.	2,712	98,771
		574,679
Software – 2.9%
CA, Inc.	14,592	393,546
Microsoft Corp.	43,152	1,428,331
Oracle Corp.	6,624	217,135
		2,039,012
Specialty Retail – 3.0%
American Eagle Outfitters, Inc.	15,894	309,138
Best Buy Co., Inc.	20,208	525,206
GameStop Corp., Class A	13,440	469,056
Guess?, Inc.	11,814	327,011

	Shares	Value
Specialty Retail – (continued)
The Home Depot, Inc.	1,368	$100,343
Staples, Inc.	25,128	332,695
		2,063,449
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	6,533	88,522
People’s United Financial, Inc.	6,264	82,434
		170,956
Tobacco – 4.5%
Altria Group, Inc.	41,952	1,531,668
Lorillard, Inc.	3,360	144,110
Philip Morris International, Inc.	13,512	1,291,612
Reynolds American, Inc.	3,006	142,545
Vector Group Ltd.	4,152	67,719
		3,177,654
Total Common Stocks (Cost $66,059,070)		69,998,493

Total Investment Securities (Cost $66,059,070) – 99.9%		69,998,493
Other assets less liabilities – 0.1%		82,547
Net Assets – 100.0%		$70,081,040

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,119,509
Aggregate gross unrealized depreciation	(178,356)
Net unrealized appreciation	$3,941,153
Federal income tax cost of investments	$66,057,340

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contract	1	06/21/13	$79,610	$2,094

Cash collateral in the amount of $7,755 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.0%
Aerospace & Defense – 2.9%
Exelis, Inc.	2,610	$29,154
General Dynamics Corp.	214	15,827
Lockheed Martin Corp.	484	47,959
Northrop Grumman Corp.	494	37,416
Raytheon Co.	618	37,933
		168,289
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	518	44,465
Auto Components – 1.1%
Autoliv, Inc.	112	8,559
Cooper Tire & Rubber Co.	1,066	26,533
Dana Holding Corp.	1,714	29,566
		64,658
Automobiles – 1.4%
Ford Motor Co.	6,140	84,179
Beverages – 0.8%
Dr Pepper Snapple Group, Inc.	710	34,669
PepsiCo, Inc.	166	13,690
		48,359
Capital Markets – 3.0%
Ameriprise Financial, Inc.	484	36,073
Apollo Investment Corp.	706	6,220
Ares Capital Corp.	358	6,501
BlackRock, Inc.	96	25,584
Federated Investors, Inc., Class B	1,190	27,322
Invesco Ltd.	1,174	37,263
Janus Capital Group, Inc.	636	5,673
Waddell & Reed Financial, Inc., Class A	682	29,237
		173,873
Chemicals – 2.9%
The Dow Chemical Co.	864	29,298
E.I. du Pont de Nemours & Co.	1,614	87,979
Huntsman Corp.	1,626	30,667
Kronos Worldwide, Inc.	324	5,728

	Shares	Value
Chemicals – (continued)
Olin Corp.	258	$6,236
RPM International, Inc.	220	7,128
		167,036
Commercial Banks – 5.0%
Bank of Hawaii Corp.	382	18,218
Fifth Third Bancorp	2,002	34,094
FirstMerit Corp.	582	9,970
FNB Corp./PA	496	5,649
Valley National Bancorp	570	5,124
Wells Fargo & Co.	5,692	216,182
		289,237
Commercial Services & Supplies – 2.4%
Avery Dennison Corp.	748	31,004
Deluxe Corp.	740	28,224
KAR Auction Services, Inc.	258	5,771
Pitney Bowes, Inc.	2,134	29,172
R.R. Donnelley & Sons Co.	2,778	34,197
Waste Management, Inc.	312	12,786
		141,154
Communications Equipment – 1.2%
Cisco Systems, Inc.	3,118	65,229
Harris Corp.	140	6,468
		71,697
Computers & Peripherals – 5.0%
Apple, Inc.	266	117,771
Dell, Inc.	2,544	34,090
Diebold, Inc.	936	27,415
Hewlett-Packard Co.	1,426	29,376
Lexmark International, Inc., Class A	1,206	36,554
Seagate Technology PLC	938	34,425
Western Digital Corp.	240	13,267
		292,898
Consumer Finance – 0.6%
SLM Corp.	1,574	32,503
Containers & Packaging – 1.2%
Greif, Inc., Class A	574	27,649

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Packaging Corp of America	716	$34,053
Sonoco Products Co.	194	6,798
		68,500
Diversified Financial Services – 1.7%
Bank of America Corp.	1,456	17,923
Citigroup, Inc.	392	18,291
JPMorgan Chase & Co.	1,062	52,049
NYSE Euronext	264	10,246
		98,509
Diversified Telecommunication Services – 5.8%
AT&T, Inc.	2,756	103,240
CenturyLink, Inc.	464	17,432
Frontier Communications Corp.	1,652	6,872
Verizon Communications, Inc.	3,902	210,357
		337,901
Electric Utilities – 2.6%
American Electric Power Co., Inc.	830	42,687
Entergy Corp.	160	11,397
FirstEnergy Corp.	290	13,514
Hawaiian Electric Industries, Inc.	1,038	29,375
PPL Corp.	466	15,555
The Southern Co.	638	30,771
UIL Holdings Corp.	160	6,662
		149,961
Electrical Equipment – 1.7%
Emerson Electric Co.	1,278	70,942
Rockwell Automation, Inc.	358	30,351
		101,293
Electronic Equipment, Instruments & Components – 0.8%
Jabil Circuit, Inc.	1,454	25,881
Molex, Inc.	224	6,176
TE Connectivity Ltd.	292	12,717
		44,774
Energy Equipment & Services – 1.0%
Diamond Offshore Drilling, Inc.	400	27,640
RPC, Inc.	1,520	20,125

	Shares	Value
Energy Equipment & Services – (continued)
Schlumberger Ltd.	114	$8,485
		56,250
Food & Staples Retailing – 1.2%
Safeway, Inc.	916	20,628
Sysco Corp.	832	29,004
Wal-Mart Stores, Inc.	246	19,119
		68,751
Gas Utilities – 0.5%
AGL Resources, Inc.	728	31,923
Health Care Equipment & Supplies – 0.2%
Medtronic, Inc.	270	12,604
Health Care Providers & Services – 0.5%
Cardinal Health, Inc.	458	20,253
Coventry Health Care, Inc.	174	8,621
		28,874
Hotels, Restaurants & Leisure – 1.2%
Royal Caribbean Cruises Ltd.	186	6,795
Six Flags Entertainment Corp.	98	7,141
Starwood Hotels & Resorts Worldwide, Inc.	156	10,065
Wyndham Worldwide Corp.	142	8,531
Wynn Resorts Ltd.	258	35,424
		67,956
Household Durables – 1.4%
Garmin Ltd.	164	5,753
Leggett & Platt, Inc.	222	7,157
Newell Rubbermaid, Inc.	322	8,481
Tupperware Brands Corp.	366	29,390
Whirlpool Corp.	270	30,856
		81,637
Insurance – 3.4%
Aflac, Inc.	826	44,968
American National Insurance Co.	76	7,146
CNA Financial Corp.	930	31,350
Hartford Financial Services Group, Inc.	364	10,225
Lincoln National Corp.	262	8,911

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Mercury General Corp.	148	$6,765
Principal Financial Group, Inc.	992	35,811
Protective Life Corp.	888	33,797
Prudential Financial, Inc.	348	21,026
		199,999
Internet & Catalog Retail – 0.4%
HSN, Inc.	472	24,818
IT Services – 2.7%
Broadridge Financial Solutions, Inc.	1,244	31,324
International Business Machines Corp.	238	48,204
Paychex, Inc.	258	9,394
SAIC, Inc.	2,330	34,810
Visa, Inc., Class A	10	1,685
The Western Union Co.	2,170	32,138
		157,555
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	166	7,863
Mattel, Inc.	244	11,141
		19,004
Machinery – 0.8%
Caterpillar, Inc.	478	40,472
Harsco Corp.	274	5,982
		46,454
Media – 1.0%
Cablevision Systems Corp., Class A	420	6,241
Comcast Corp., Class A	242	9,995
Gannett Co., Inc.	1,438	28,990
Meredith Corp.	168	6,522
Regal Entertainment Group, Class A	462	8,288
		60,036
Metals & Mining – 1.1%
Commercial Metals Co.	1,694	24,766
Nucor Corp.	222	9,684
Steel Dynamics, Inc.	1,820	27,373
		61,823

	Shares	Value
Multiline Retail – 0.3%
Macy’s, Inc.	438	$19,535
Multi-Utilities – 3.8%
Ameren Corp.	934	33,858
Avista Corp.	1,108	31,079
CenterPoint Energy, Inc.	1,508	37,218
DTE Energy Co.	122	8,891
Integrys Energy Group, Inc.	118	7,264
Public Service Enterprise Group, Inc.	1,056	38,660
TECO Energy, Inc.	1,722	32,942
Vectren Corp.	882	33,128
		223,040
Office Electronics – 0.2%
Xerox Corp.	1,282	11,000
Oil, Gas & Consumable Fuels – 9.9%
Chevron Corp.	1,878	229,135
ConocoPhillips	852	51,503
CVR Energy, Inc.	494	24,339
Exxon Mobil Corp.	1,274	113,373
Marathon Petroleum Corp.	590	46,232
Occidental Petroleum Corp.	596	53,199
Spectra Energy Corp.	452	14,252
Teekay Corp.	166	5,910
The Williams Cos., Inc.	1,074	40,952
		578,895
Paper & Forest Products – 0.7%
Domtar Corp.	370	25,719
International Paper Co.	288	13,530
		39,249
Personal Products – 0.5%
Herbalife Ltd.	728	28,909
Pharmaceuticals – 7.9%
Bristol-Myers Squibb Co.	1,220	48,458
Eli Lilly & Co.	750	41,535
Johnson & Johnson	736	62,729
Merck & Co., Inc.	1,700	79,900
Pfizer, Inc.	7,574	220,176
Warner Chilcott PLC, Class A	496	7,133
		459,931

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – 6.6%
Annaly Capital Management, Inc.	676	$10,775
ARMOUR Residential REIT, Inc.	812	5,270
Camden Property Trust	106	7,668
CBL & Associates Properties, Inc.	270	6,518
Digital Realty Trust, Inc.	136	9,591
EPR Properties	122	6,898
Equity Residential	222	12,889
The Geo Group, Inc.	180	6,741
HCP, Inc.	342	18,229
Highwoods Properties, Inc.	178	7,303
Home Properties, Inc.	102	6,575
Hospitality Properties Trust	256	7,529
Kimco Realty Corp.	386	9,179
LaSalle Hotel Properties	232	6,016
Lexington Realty Trust	2,616	33,511
Liberty Property Trust	178	7,652
The Macerich Co.	130	9,106
Mack-Cali Realty Corp.	220	6,109
Medical Properties Trust, Inc.	464	7,466
MFA Financial, Inc.	704	6,526
National Health Investors, Inc.	138	9,141
National Retail Properties, Inc.	192	7,619
Newcastle Investment Corp.	2,556	28,959
Omega Healthcare Investors, Inc.	250	8,218
Realty Income Corp.	166	8,461
Regency Centers Corp.	134	7,539
Senior Housing Properties Trust	274	7,790
Simon Property Group, Inc.	526	93,665
Vornado Realty Trust	120	10,507
Washington Real Estate Investment Trust	218	6,226
Weingarten Realty Investors	218	7,427
		387,103
Road & Rail – 0.5%
Landstar System, Inc.	506	27,658
Semiconductors & Semiconductor Equipment – 2.1%
Applied Materials, Inc.	874	12,682
Cypress Semiconductor Corp.*	540	5,449
KLA-Tencor Corp.	162	8,788
Linear Technology Corp.	792	28,908

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Marvell Technology Group Ltd.	2,684	$28,880
Microchip Technology, Inc.	226	8,231
Texas Instruments, Inc.	816	29,547
		122,485
Software – 2.9%
CA, Inc.	1,254	33,820
Microsoft Corp.	3,626	120,021
Oracle Corp.	554	18,160
		172,001
Specialty Retail – 3.1%
Best Buy Co., Inc.	1,704	44,287
GameStop Corp., Class A	1,116	38,948
Guess?, Inc.	998	27,625
The Home Depot, Inc.	120	8,802
L Brands, Inc.	698	35,186
Staples, Inc.	2,148	28,440
		183,288
Textiles, Apparel & Luxury Goods – 0.1%
Coach, Inc.	88	5,180
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	520	7,046
People’s United Financial, Inc.	514	6,764
		13,810
Tobacco – 4.6%
Altria Group, Inc.	3,536	129,099
Lorillard, Inc.	280	12,009
Philip Morris International, Inc.	1,138	108,782
Reynolds American, Inc.	260	12,329
Vector Group Ltd.	346	5,643
		267,862
Total Common Stocks (Cost $5,483,239)		5,836,916

Total Investment Securities (Cost $5,483,239) – 100.0%		5,836,916
Other assets less liabilities – 0.0%†		1,038
Net Assets – 100.0%		$5,837,954

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

*	Non-income producing security.

†	Amount represents less than 0.05%

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$362,269
Aggregate gross unrealized depreciation	(8,360)
Net unrealized appreciation	$353,909
Federal income tax cost of investments	$5,483,007

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.0%
Aerospace & Defense – 2.7%
Exelis, Inc.	6,445	$71,991
L-3 Communications Holdings, Inc.	195	15,844
Lockheed Martin Corp.	1,175	116,431
Northrop Grumman Corp.	1,225	92,781
Raytheon Co.	1,530	93,911
		390,958
Air Freight & Logistics – 2.0%
C.H. Robinson Worldwide, Inc.	455	27,022
United Parcel Service, Inc., Class B	3,100	266,104
		293,126
Automobiles – 1.1%
Ford Motor Co.	11,655	159,790
Beverages – 1.9%
Dr Pepper Snapple Group, Inc.	1,750	85,452
PepsiCo, Inc.	2,225	183,496
		268,948
Capital Markets – 0.7%
Apollo Investment Corp.	1,810	15,946
Ares Capital Corp.	900	16,344
Federated Investors, Inc., Class B	2,820	64,747
		97,037
Chemicals – 2.3%
The Dow Chemical Co.	1,560	52,899
E.I. du Pont de Nemours & Co.	3,970	216,405
The Scotts Miracle-Gro Co., Class A	1,545	70,066
		339,370
Commercial Banks – 2.8%
Bank of Hawaii Corp.	1,410	67,243
BB&T Corp.	2,980	91,695
Cullen/Frost Bankers, Inc.	1,150	69,471
FirstMerit Corp.	1,460	25,010
FNB Corp./PA	1,280	14,579
National Penn Bancshares, Inc.	1,525	14,930
Trustmark Corp.	590	14,484
Valley National Bancorp	1,430	12,856

	Shares	Value
Commercial Banks – (continued)
Wells Fargo & Co.	2,360	$89,633
		399,901
Commercial Services & Supplies – 2.1%
Covanta Holding Corp.	785	15,700
Healthcare Services Group, Inc.	2,825	62,969
Iron Mountain, Inc.	495	18,741
KAR Auction Services, Inc.	645	14,429
Pitney Bowes, Inc.	5,145	70,332
R.R. Donnelley & Sons Co.	6,875	84,631
Waste Management, Inc.	785	32,169
		298,971
Communications Equipment – 1.2%
Cisco Systems, Inc.	7,695	160,979
Harris Corp.	380	17,556
		178,535
Computers & Peripherals – 3.7%
Apple, Inc.	655	290,001
Diebold, Inc.	2,305	67,513
Lexmark International, Inc., Class A	2,970	90,021
Seagate Technology PLC	2,265	83,126
		530,661
Consumer Finance – 0.6%
SLM Corp.	3,950	81,568
Containers & Packaging – 1.7%
Bemis Co., Inc.	1,890	74,371
Greif, Inc., Class A	1,350	65,030
Packaging Corp of America	1,760	83,706
Sonoco Products Co.	500	17,520
		240,627
Distributors – 0.6%
Genuine Parts Co.	1,115	85,108
Diversified Consumer Services – 0.6%
H&R Block, Inc.	2,940	81,556
Diversified Financial Services – 1.9%
Bank of America Corp.	3,630	44,685
Citigroup, Inc.	980	45,727

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase & Co.	1,895	$92,874
The McGraw-Hill Cos., Inc.	1,425	77,107
NYSE Euronext	555	21,539
		281,932
Diversified Telecommunication Services – 5.7%
AT&T, Inc.	6,755	253,042
CenturyLink, Inc.	1,120	42,078
Frontier Communications Corp.	4,110	17,098
Verizon Communications, Inc.	9,555	515,110
		827,328
Electric Utilities – 1.9%
American Electric Power Co., Inc.	2,055	105,689
Entergy Corp.	370	26,355
FirstEnergy Corp.	740	34,484
Hawaiian Electric Industries, Inc.	2,525	71,457
PPL Corp.	1,155	38,554
		276,539
Electrical Equipment – 0.5%
Emerson Electric Co.	1,335	74,106
Energy Equipment & Services –0.9%
Diamond Offshore Drilling, Inc.	965	66,681
RPC, Inc.	3,265	43,229
Schlumberger Ltd.	285	21,213
		131,123
Food & Staples Retailing – 5.1%
The Kroger Co.	2,855	98,155
Safeway, Inc.	3,550	79,946
Sysco Corp.	2,590	90,287
Wal-Mart Stores, Inc.	6,030	468,652
		737,040
Food Products – 1.0%
Campbell Soup Co.	630	29,238
ConAgra Foods, Inc.	860	30,418
General Mills, Inc.	1,135	57,227
Kellogg Co.	345	22,439
		139,322

	Shares	Value
Gas Utilities – 0.5%
AGL Resources, Inc.	1,800	$78,930
Health Care Providers & Services – 0.7%
Cardinal Health, Inc.	750	33,165
Owens & Minor, Inc.	2,165	70,514
		103,679
Hotels, Restaurants & Leisure –1.3%
Brinker International, Inc.	2,170	84,413
Cracker Barrel Old Country Store, Inc.	1,030	85,222
Six Flags Entertainment Corp.	245	17,853
		187,488
Household Durables – 0.7%
Garmin Ltd.	445	15,611
Leggett & Platt, Inc.	560	18,054
Tupperware Brands Corp.	905	72,671
		106,336
Household Products – 0.6%
The Clorox Co.	260	22,425
Kimberly-Clark Corp.	695	71,717
		94,142
Insurance – 5.3%
American National Insurance Co.	175	16,455
Arthur J Gallagher & Co.	565	23,984
Cincinnati Financial Corp.	430	21,031
Erie Indemnity Co., Class A	955	75,989
Fidelity National Financial, Inc., Class A	2,815	75,583
The Hanover Insurance Group, Inc.	1,625	81,949
Marsh & McLennan Cos., Inc.	2,305	87,613
Mercury General Corp.	375	17,141
PartnerRe Ltd.	840	79,246
The Travelers Cos., Inc.	1,625	138,791
Validus Holdings Ltd.	1,990	76,834
Willis Group Holdings PLC	1,985	78,765
		773,381
Internet Software & Services – 0.5%
IAC/InterActiveCorp	1,685	79,313

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – 5.9%
Accenture PLC, Class A	3,205	$261,015
Automatic Data Processing, Inc.	865	58,249
Booz Allen Hamilton Holding Corp.	5,165	78,456
Broadridge Financial Solutions, Inc.	3,075	77,428
Fidelity National Information Services, Inc.	600	25,230
International Business Machines Corp.	780	157,981
Paychex, Inc.	685	24,941
SAIC, Inc.	5,765	86,129
Visa, Inc., Class A	25	4,212
The Western Union Co.	5,260	77,901
		851,542
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	440	20,843
Mattel, Inc.	615	28,081
		48,924
Media – 1.3%
Cablevision Systems Corp., Class A	1,045	15,529
Comcast Corp., Class A	605	24,986
Gannett Co., Inc.	3,505	70,661
Meredith Corp.	350	13,587
Regal Entertainment Group, Class A	1,085	19,465
Time Warner Cable, Inc.	540	50,701
		194,929
Metals & Mining – 0.2%
Nucor Corp.	560	24,427
Multiline Retail – 0.5%
Kohl’s Corp.	1,645	77,414
Multi-Utilities – 4.3%
Ameren Corp.	2,235	81,019
Avista Corp.	2,620	73,491
CenterPoint Energy, Inc.	1,665	41,092
Consolidated Edison, Inc.	1,450	92,292
PG&E Corp.	1,755	85,012
Public Service Enterprise Group, Inc.	2,595	95,003
TECO Energy, Inc.	4,135	79,103
Vectren Corp.	2,135	80,191
		627,203

	Shares	Value
Oil, Gas & Consumable Fuels – 10.9%
Chevron Corp.	4,595	$560,636
ConocoPhillips	2,090	126,341
CVR Energy, Inc.	1,215	59,863
Exxon Mobil Corp.	7,700	685,223
Spectra Energy Corp.	1,180	37,205
Teekay Corp.	415	14,774
The Williams Cos., Inc.	2,700	102,951
		1,586,993
Pharmaceuticals – 7.7%
Bristol-Myers Squibb Co.	2,970	117,968
Eli Lilly & Co.	1,865	103,284
Johnson & Johnson	1,485	126,567
Merck & Co., Inc.	4,190	196,930
Pfizer, Inc.	18,520	538,376
Questcor Pharmaceuticals, Inc.	740	22,748
Warner Chilcott PLC, Class A	1,200	17,256
		1,123,129
Real Estate Investment Trusts (REITs) – 6.4%
Alexander’s, Inc.	205	63,138
Annaly Capital Management, Inc.	1,780	28,373
ARMOUR Residential REIT, Inc.	2,300	14,927
Digital Realty Trust, Inc.	315	22,214
EastGroup Properties, Inc.	255	16,083
EPR Properties	310	17,527
Equity Residential	545	31,643
The Geo Group, Inc.	450	16,852
HCP, Inc.	810	43,173
Highwoods Properties, Inc.	445	18,258
Home Properties, Inc.	250	16,115
Hospitality Properties Trust	590	17,352
Lexington Realty Trust	6,185	79,230
Liberty Property Trust	445	19,131
Mack-Cali Realty Corp.	550	15,274
Medical Properties Trust, Inc.	1,070	17,216
MFA Financial, Inc.	1,765	16,361
Mid-America Apartment Communities, Inc.	230	15,808
National Health Investors, Inc.	1,055	69,883
National Retail Properties, Inc.	480	19,046
Newcastle Investment Corp.	6,080	68,886

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Omega Healthcare Investors, Inc.	580	$19,065
Piedmont Office Realty Trust, Inc., Class A	825	16,929
Plum Creek Timber Co., Inc.	1,540	79,372
Rayonier, Inc.	1,330	79,029
Realty Income Corp.	420	21,407
Senior Housing Properties Trust	685	19,475
Simon Property Group, Inc.	190	33,833
Washington Real Estate Investment Trust	545	15,565
Weingarten Realty Investors	530	18,057
		929,222
Road & Rail – 0.5%
Landstar System, Inc.	1,250	68,325
Semiconductors & Semiconductor Equipment – 0.7%
Cypress Semiconductor Corp.*	1,455	14,681
Linear Technology Corp.	1,935	70,628
Microchip Technology, Inc.	520	18,938
Texas Instruments, Inc.	90	3,259
		107,506
Software – 2.9%
CA, Inc.	2,960	79,831
Microsoft Corp.	8,905	294,755
Oracle Corp.	1,370	44,909
		419,495
Specialty Retail – 3.1%
American Eagle Outfitters, Inc.	3,310	64,379
Best Buy Co., Inc.	4,145	107,729
GameStop Corp., Class A	2,755	96,150
The Home Depot, Inc.	305	22,372
L Brands, Inc.	1,725	86,957
Staples, Inc.	5,175	68,517
		446,104
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	1,400	18,970
People’s United Financial, Inc.	1,310	17,240
		36,210

	Shares	Value
Tobacco – 4.5%
Altria Group, Inc.	8,640	$315,446
Lorillard, Inc.	695	29,809
Philip Morris International, Inc.	2,775	265,262
Reynolds American, Inc.	620	29,400
Vector Group Ltd.	870	14,190
		654,107
Total Common Stocks (Cost $13,747,421)		14,532,345

Total Investment Securities (Cost $13,747,421) – 100.0%		14,532,345
Other assets less liabilities – 0.0%†		3,697
Net Assets – 100.0%		$14,536,042

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$834,289
Aggregate gross unrealized depreciation	(48,816)
Net unrealized appreciation	$785,473
Federal income tax cost of investments	$13,746,872

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.5%
Aerospace & Defense – 0.7%
BAE Systems PLC	2,883	$16,849
Air Freight & Logistics – 0.3%
Deutsche Post AG	322	7,650
Auto Components – 1.2%
Cie Generale des Etablissements Michelin	64	5,411
Nokian Renkaat OYJ	268	11,632
Valeo S.A.	232	13,489
		30,532
Automobiles – 2.4%
Bayerische Motoren Werke AG	46	3,201
Daihatsu Motor Co. Ltd.	1,000	19,834
Ford Otomotiv Sanayi AS	1,137	15,786
Nissan Motor Co. Ltd.	900	9,387
Tofas Turk Otomobil Fabrikasi AS	2,012	14,023
		62,231
Building Products – 0.8%
Asahi Glass Co. Ltd.	2,000	15,686
Cie de St-Gobain	140	5,621
		21,307
Capital Markets – 1.6%
AFP Habitat S.A.	6,695	13,319
ICAP PLC	2,430	10,885
IGM Financial, Inc.	300	13,388
Macquarie Korea Infrastructure Fund	470	2,979
		40,571
Chemicals – 3.3%
BASF SE	283	26,461
Formosa Chemicals & Fibre Corp.	2,000	4,683
Hitachi Chemical Co. Ltd.	100	1,566
Israel Chemicals Ltd.	1,006	11,970
LyondellBasell Industries N.V., Class A	116	7,041
Mitsubishi Chemical Holdings Corp.	1,000	4,866
Nitto Denko Corp.	200	13,140
Sumitomo Chemical Co. Ltd.	1,000	3,347

	Shares	Value
Chemicals – (continued)
Synthos S.A.	6,924	$10,322
TSRC Corp.	1,000	1,975
		85,371
Commercial Banks – 11.9%
Aozora Bank Ltd.	4,000	12,524
Australia & New Zealand Banking Group Ltd.	829	27,400
Bank of China Ltd., Class H	56,000	26,194
Bank of Montreal	238	14,952
Canadian Imperial Bank of Commerce/Canada	300	24,030
Commonwealth Bank of Australia	1,157	88,215
HSBC Holdings PLC	1,618	17,716
Industrial & Commercial Bank of China Ltd., Class H	18,000	12,664
Malayan Banking Bhd	1,600	5,059
Mizuho Financial Group, Inc.	8,400	18,540
National Australia Bank Ltd.	744	26,259
Royal Bank of Canada	16	967
Westpac Banking Corp.	859	30,139
		304,659
Communications Equipment – 0.9%
HTC Corp.	1,000	10,199
VTech Holdings Ltd.	1,100	14,033
		24,232
Computers & Peripherals – 0.8%
Chicony Electronics Co. Ltd.	1,000	2,934
Compal Electronics, Inc.	18,000	11,649
Quanta Computer, Inc.	2,000	4,134
Wistron Corp.	3,000	3,045
		21,762
Construction & Engineering – 2.0%
Bouygues S.A.	487	13,605
Eiffage S.A.	295	13,072
Ferrovial S.A.	851	14,097
Koninklijke Boskalis Westminster NV	73	3,044
Vinci S.A.	174	8,387
		52,205

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – 0.3%
Asia Cement Corp.	3,000	$3,807
Taiwan Cement Corp.	3,000	3,985
		7,792
Consumer Finance – 0.6%
Provident Financial PLC	570	14,452
Distributors – 0.2%
Li & Fung Ltd.	4,000	5,175
Diversified Financial Services – 0.5%
African Bank Investments Ltd.	3,854	12,224
Diversified Telecommunication Services – 5.3%
Belgacom S.A.	477	11,005
Bell Aliant Inc.	100	2,678
Bezeq The Israeli Telecommunication Corp. Ltd.	9,967	14,463
Elisa OYJ	618	11,733
France Telecom S.A.	678	7,262
Magyar Telekom Telecommunications PLC	1,630	3,008
TDC A/S	1,736	14,097
Telecom Corp of New Zealand Ltd.	7,040	15,732
Telecom Egypt Co.	1,323	2,410
Telecom Italia SpA	4,218	3,573
Telefonica Czech Republic AS	802	11,602
Telekomunikacja Polska S.A.	3,259	7,262
TeliaSonera AB	831	5,724
Turk Telekomunikasyon AS	3,192	15,128
Vivendi S.A.	486	11,021
		136,698
Electric Utilities – 1.9%
Centrais Eletricas Brasileiras S.A.	800	2,165
CEZ AS	104	3,014
EDP – Energias de Portugal S.A.	4,244	14,604
Electricite de France S.A.	161	3,602
Fortum OYJ	304	5,655
Light S.A.	300	2,996
PGE S.A.	2,515	13,062
Terna Rete Elettrica Nazionale SpA	829	3,884
		48,982

	Shares	Value
Electronic Equipment, Instruments & Components – 0.5%
Hoya Corp.	700	$13,999
Food & Staples Retailing – 2.8%
Koninklijke Ahold N.V.	853	13,473
Lawson, Inc.	200	15,768
Metcash Ltd.	785	3,333
Metro AG	104	3,246
Seven & I Holdings Co. Ltd.	600	23,036
Wesfarmers Ltd.	278	12,530
		71,386
Food Products – 2.0%
Nestle S.A.	299	21,372
Orkla ASA	1,569	14,145
PT Astra Agro Lestari, Tbk	6,500	11,833
Ulker Biskuvi Sanayi AS	447	3,826
		51,176
Gas Utilities – 1.2%
Enagas S.A.	549	14,642
Gas Natural SDG S.A.	172	3,606
Snam SpA	2,713	13,356
		31,604
Hotels, Restaurants & Leisure – 1.4%
Berjaya Sports Toto Bhd	9,400	12,976
Lottomatica Group SpA	107	2,731
Sands China Ltd.	800	4,196
Tatts Group Ltd.	3,858	13,096
TUI Travel PLC	597	2,920
		35,919
Household Durables – 0.2%
Husqvarna AB, Class A	409	2,361
Husqvarna AB, Class B	460	2,643
		5,004
Household Products – 0.0%†
Svenska Cellulosa AB, Class A	19	520
Independent Power Producers & Energy Traders – 1.1%
AES Tiete S.A.	1,400	12,904
Tractebel Energia S.A.	800	14,228
		27,132

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 0.1%
Boustead Holdings Bhd	1,800	$3,029
Insurance – 7.8%
Aegon N.V.	613	4,050
Allianz SE	164	24,227
AXA S.A.	1,345	25,207
Baloise Holding AG	37	3,812
CNP Assurances	165	2,340
Euler Hermes S.A.	145	13,860
Gjensidige Forsikring ASA	807	13,022
Great-West Lifeco, Inc.	119	3,237
Legal & General Group PLC	6,153	16,232
Mapfre S.A.	843	3,095
Mediolanum SpA	1,039	7,007
Muenchener Rueckversicherungs AG	137	27,427
Power Financial Corp.	500	14,793
RSA Insurance Group PLC	7,529	13,042
SCOR SE	118	3,585
Standard Life PLC	898	5,230
Sun Life Financial, Inc.	219	6,188
Zurich Insurance Group AG*	55	15,370
		201,724
Leisure Equipment & Products – 0.5%
Sankyo Co. Ltd.	300	13,674
Machinery – 1.5%
Hino Motors Ltd.	1,000	15,265
Metso OYJ	289	11,884
Zardoya Otis S.A.	897	12,548
		39,697
Media – 0.3%
ProSiebenSat.1 Media AG	96	3,680
Wolters Kluwer N.V.	174	3,854
		7,534
Metals & Mining – 3.2%
BHP Billiton Ltd.	154	5,227
Boliden AB	179	2,837
China Hongqiao Group Ltd.	5,000	2,893
Cia Siderurgica Nacional S.A.	700	2,776
Eregli Demir ve Celik Fabrikalari TAS	11,174	12,773

	Shares	Value
Metals & Mining – (continued)
Iluka Resources Ltd.	1,225	$11,381
Jastrzebska Spolka Weglowa S.A.	428	11,311
KGHM Polska Miedz S.A.	235	11,008
Kumba Iron Ore Ltd.	207	10,907
Shougang Fushan Resources Group Ltd.	28,000	10,932
Voestalpine AG	23	719
		82,764
Multiline Retail – 0.2%
Marks & Spencer Group PLC	699	4,445
Multi-Utilities – 1.2%
E.ON AG	661	11,991
RWE AG	540	18,748
		30,739
Office Electronics – 0.6%
Canon, Inc.	400	14,352
Oil, Gas & Consumable Fuels – 10.8%
ARC Resources Ltd.	142	3,975
Baytex Energy Corp.	300	11,874
BP PLC	953	6,918
Canadian Oil Sands Ltd.	700	13,772
Encana Corp.	300	5,539
ENI S.p.A.	1,928	46,160
Gazprom OAO (ADR)	3,990	31,661
Harum Energy Tbk PT	21,000	8,964
Indo Tambangraya Megah Tbk PT	3,000	11,340
Penn West Petroleum Ltd.	300	2,774
Royal Dutch Shell PLC, Class A	167	5,697
Royal Dutch Shell PLC, Class B	1,181	41,413
Surgutneftegas OAO (ADR)	1,745	12,040
Total S.A.	1,321	66,651
Tupras Turkiye Petrol Rafinerileri AS	116	3,234
Vermilion Energy, Inc.	100	5,140
		277,152
Paper & Forest Products – 0.2%
Stora Enso Oyj, Class R	425	2,956
UPM-Kymmene Oyj	267	2,795
		5,751

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – 0.6%
Shiseido Co. Ltd.	1,000	$14,311
Pharmaceuticals – 7.5%
AstraZeneca PLC	935	48,641
Eisai Co. Ltd.	300	13,689
GlaxoSmithKline PLC	2,231	57,658
Novartis AG	157	11,670
Ono Pharmaceutical Co. Ltd.	300	19,772
Orion OYJ, Class B	407	11,698
Roche Holding AG	49	12,259
Sanofi	149	16,348
		191,735
Professional Services – 0.6%
Adecco S.A.*	227	12,152
Randstad Holding N.V.	68	2,834
		14,986
Real Estate Investment Trusts (REITs) – 2.5%
Calloway Real Estate Investment Trust	500	15,017
CapitaCommercial Trust	10,000	13,884
Fonciere Des Regions	36	2,867
Gecina S.A.	27	3,250
Klepierre	82	3,481
RioCan Real Estate Investment Trust	100	2,934
Stockland	3,559	14,297
Westfield Retail Trust	2,174	7,447
		63,177
Real Estate Management & Development – 2.7%
Daito Trust Construction Co. Ltd.	200	19,382
Evergrande Real Estate Group Ltd.	26,000	10,621
Guangzhou R&F Properties Co. Ltd., Class H	8,000	14,473
KWG Property Holding Ltd.	19,500	13,468
Redefine Properties Ltd.	2,862	3,441
Swiss Prime Site AG*	98	8,044
		69,429
Semiconductors & Semiconductor Equipment – 1.2%
Radiant Opto-Electronics Corp.	4,000	16,265
Samsung Electronics Co. Ltd.	8	11,041

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
STMicroelectronics N.V.	360	$3,133
		30,439
Software – 0.1%
Trend Micro, Inc.	100	2,803
Specialty Retail – 0.2%
Esprit Holdings Ltd.	2,400	3,365
Hennes & Mauritz AB, Class B	37	1,310
		4,675
Textiles, Apparel & Luxury Goods – 1.2%
Anta Sports Products Ltd.	13,000	10,888
Bosideng International Holdings Ltd.	10,000	2,629
Grendene S.A.	1,500	17,104
		30,621
Tobacco – 4.3%
British American Tobacco Malaysia Bhd	300	6,243
British American Tobacco PLC	1,424	79,034
Imperial Tobacco Group PLC	367	13,138
Japan Tobacco, Inc.	300	11,349
		109,764
Trading Companies & Distributors – 1.0%
Marubeni Corp.	1,000	7,155
Rexel S.A.	125	2,753
Sumitomo Corp.	1,200	14,980
		24,888
Transportation Infrastructure – 2.6%
Abertis Infraestructuras S.A.	647	12,096
Atlantia SpA	722	12,917
Hopewell Highway Infrastructure Ltd.	5,000	2,468
Hutchison Port Holdings Trust, Class U	16,000	13,280
Jiangsu Expressway Co. Ltd., Class H	12,000	13,143
Sydney Airport	3,918	14,072
		67,976
Water Utilities – 0.1%
Suez Environnement Co.	238	3,422
Wireless Telecommunication Services – 1.6%
Egyptian Co. for Mobile Services SAE*	125	2,415
Tele2 AB, Class B	202	3,467

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Vodacom Group Ltd.	1,018	$11,924
Vodafone Group PLC	7,869	24,029
		41,835
Total Common Stocks (Cost $2,433,484)		2,480,354

PREFERRED STOCKS – 2.9%
Auto Components – 0.5%
Pirelli & C. SpA	1,515	12,624
Capital Markets – 0.6%
Korea Investment Holdings Co. Ltd.*	1,120	15,407
Diversified Telecommunication Services – 0.1%
Telecom Italia SpA	4,114	2,864
Electric Utilities – 0.1%
Centrais Eletricas Brasileiras S.A.	500	2,598
Independent Power Producers & Energy Traders – 0.5%
AES Tiete S.A.	1,200	12,171
Industrial Conglomerates – 0.6%
Doosan Corp.	350	15,477

	Shares	Value
Oil, Gas & Consumable Fuels – 0.5%
SK Innovation Co. Ltd.	251	$13,059
Total Preferred Stocks (Cost $69,463)		74,200
Total Investment Securities (Cost $2,502,947) – 99.4%		2,554,554
Other assets less liabilities – 0.6%		14,237
Net Assets – 100.0%		$2,568,791

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,026
Aggregate gross unrealized depreciation	(26,419)
Net unrealized appreciation	$51,607
Federal income tax cost of investments	$2,502,947

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX S&P CNX Nifty Index Futures Contract	1	05/30/13	$11,847	$140

Cash collateral in the amount of $1,607 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Australia	9.9%
Austria	0.0 †
Belgium	0.4
Brazil	2.6
Canada	5.5
Chile	0.5
China	4.7
Czech Republic	0.6
Denmark	0.5
Egypt	0.2
Finland	2.3
France	8.9
Germany	4.9
Hong Kong	1.0
Hungary	0.1
Indonesia	1.3
Israel	1.0
Italy	4.1
Japan	11.6
Malaysia	1.1
Netherlands	1.3
New Zealand	0.6
Norway	1.1
Poland	2.1
Portugal	0.6
Russia	1.7
Singapore	1.1
South Africa	1.5
South Korea	2.3
Spain	2.3
Sweden	0.7
Switzerland	3.3
Taiwan	2.4
Turkey	2.5
United Kingdom	14.7
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

†	Amount represents less than 0.05%.

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.6%
Aerospace & Defense – 0.8%
BAE Systems PLC	3,042	$17,778
Bombardier, Inc., Class B	800	3,182
		20,960
Air Freight & Logistics – 0.1%
Toll Holdings Ltd.	533	3,154
Auto Components – 2.6%
Aisin Seiki Co. Ltd.	100	3,608
Cie Generale des Etablissements Michelin	67	5,665
Continental AG*	115	13,670
GKN PLC	856	3,661
Magna International, Inc.	100	6,025
Nokian Renkaat OYJ	277	12,022
Pirelli & C. SpA	243	2,526
Toyota Industries Corp.	100	4,086
Valeo S.A.	240	13,954
		65,217
Automobiles – 0.9%
Bayerische Motoren Werke AG	171	14,722
Nissan Motor Co. Ltd.	900	9,387
		24,109
Beverages – 0.2%
Asahi Group Holdings Ltd.	200	4,977
Biotechnology – 0.4%
Actelion Ltd.*	153	9,363
Building Products – 0.8%
Asahi Glass Co. Ltd.	2,000	15,686
Cie de St-Gobain	148	5,943
		21,629
Capital Markets – 1.6%
Ashmore Group PLC	2,345	14,570
ICAP PLC	2,445	10,952
Macquarie Group Ltd.	119	4,841
Schroders PLC	328	9,444
		39,807

	Shares	Value
Chemicals – 2.9%
BASF SE	570	$53,296
Formosa Chemicals & Fibre Corp.	1,000	2,341
Formosa Plastics Corp.	2,000	4,852
Synthos S.A.	7,026	10,474
TSRC Corp.	1,000	1,975
		72,938
Commercial Banks – 14.3%
Agricultural Bank of China Ltd., Class H	8,000	3,824
Australia & New Zealand Banking Group Ltd.	848	28,028
Bank of China Ltd., Class H	56,000	26,194
China Citic Bank Corp. Ltd., Class H	16,000	9,009
China Construction Bank Corp., Class H	37,000	30,990
China Merchants Bank Co. Ltd., Class H	6,000	12,788
Commonwealth Bank of Australia	1,180	89,969
HSBC Holdings PLC	1,596	17,475
Industrial & Commercial Bank of China Ltd., Class H	49,000	34,474
Industrial Bank of Korea	260	2,975
Malayan Banking Bhd	1,700	5,375
National Australia Bank Ltd.	740	26,117
Nordea Bank AB	1,953	23,428
Raiffeisen Bank International AG	65	2,296
Sberbank of Russia (ADR)	929	11,947
Societe Generale S.A.*	257	9,345
Westpac Banking Corp.	858	30,104
		364,338
Communications Equipment – 1.3%
HTC Corp.	2,000	20,399
VTech Holdings Ltd.	1,100	14,032
		34,431
Computers & Peripherals – 0.2%
Quanta Computer, Inc.	1,000	2,067
Wistron Corp.	2,000	2,030
		4,097
Construction & Engineering – 2.3%
Bouygues S.A.	203	5,671

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Ferrovial S.A.	856	$14,180
JGC Corp.	1,000	29,617
Vinci S.A.	171	8,243
		57,711
Construction Materials – 0.5%
Asia Cement Corp.	3,000	3,807
CRH PLC	274	5,897
Taiwan Cement Corp.	2,000	2,657
		12,361
Distributors – 0.1%
Inchcape PLC	389	3,033
Diversified Financial Services – 1.9%
Eurazeo	50	2,651
Industrivarden AB, Class A	654	12,852
Industrivarden AB, Class C	684	12,786
ORIX Corp.	400	6,143
Wendel S.A.	118	12,797
		47,229
Diversified Telecommunication Services – 3.7%
Belgacom S.A.	485	11,190
Bezeq The Israeli Telecommunication Corp. Ltd.	10,029	14,553
Elisa OYJ	620	11,771
France Telecom S.A.	689	7,380
Magyar Telekom Telecommunications PLC	1,555	2,869
Nippon Telegraph & Telephone Corp.	200	9,907
TDC A/S	1,767	14,349
Telecom Egypt Co.	1,352	2,462
TeliaSonera AB	859	5,917
Turk Telekomunikasyon AS	3,211	15,218
		95,616
Electric Utilities – 1.9%
CEZ AS	371	10,751
EDP – Energias de Portugal S.A.	4,434	15,257
Electricite de France S.A.	163	3,647
Light S.A.	300	2,996

	Shares	Value
Electric Utilities – (continued)
PGE S.A.	2,533	$13,156
Terna Rete Elettrica Nazionale SpA	788	3,692
		49,499
Electrical Equipment – 0.6%
Schneider Electric S.A.	197	15,038
Electronic Equipment, Instruments & Components – 1.4%
Hexagon AB, Class B	74	2,116
Hitachi Ltd.	2,000	12,771
Hoya Corp.	700	13,999
Omron Corp.	100	3,157
Unimicron Technology Corp.	3,000	3,161
		35,204
Food & Staples Retailing – 2.5%
Koninklijke Ahold N.V.	914	14,436
Metcash Ltd.	785	3,333
Metro AG	100	3,121
Seven & I Holdings Co. Ltd.	600	23,037
Wesfarmers Ltd.	462	20,813
		64,740
Food Products – 1.5%
MEIJI Holdings Co. Ltd.	100	4,512
Nestle S.A.	302	21,587
Nisshin Seifun Group, Inc.	500	6,457
Nissin Foods Holdings Co. Ltd.	100	4,486
		37,042
Gas Utilities – 0.5%
Snam SpA	2,808	13,824
Hotels, Restaurants & Leisure – 2.0%
Accor S.A.	361	11,946
Berjaya Sports Toto Bhd	8,800	12,148
InterContinental Hotels Group PLC	468	13,825
Tatts Group Ltd.	3,935	13,357
		51,276
Household Durables – 0.1%
Husqvarna AB, Class A	424	2,447
Independent Power Producers & Energy Traders – 0.5%
AES Tiete S.A.	1,400	12,904

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.2%
Far Eastern New Century Corp.	3,000	$3,227
Shanghai Industrial Holdings Ltd.	1,000	3,170
Siemens AG	237	24,778
		31,175
Insurance – 7.9%
Aegon N.V.	631	4,169
Allianz SE	157	23,193
AXA S.A.	1,303	24,420
Baloise Holding AG	38	3,915
CNP Assurances	173	2,453
Euler Hermes S.A.	111	10,610
Legal & General Group PLC	6,167	16,269
Manulife Financial Corp.	700	10,362
Muenchener Rueckversicherungs AG	136	27,227
Old Mutual PLC	4,815	15,363
Prudential PLC	1,901	32,694
RSA Insurance Group PLC	7,589	13,146
SCOR SE	118	3,585
Zurich Insurance Group AG*	55	15,370
		202,776
IT Services – 0.6%
NTT Data Corp.	5	15,809
Leisure Equipment & Products – 0.2%
Sankyo Co. Ltd.	100	4,558
Machinery – 4.7%
FANUC Corp.	200	30,182
Hitachi Construction Machinery Co. Ltd.	100	2,373
IMI PLC	747	14,405
Komatsu Ltd.	400	10,919
Metso OYJ	299	12,295
Sandvik AB	895	12,699
Scania AB, Class B	165	3,515
SKF AB	478	11,180
SKF AB, Class B	552	12,860
Volvo AB, Class A	226	3,123
Volvo AB, Class B	523	7,247
		120,798

	Shares	Value
Media – 0.7%
Informa PLC	450	$3,348
ProSiebenSat.1 Media AG	93	3,565
UBM PLC	251	2,860
WPP PLC	476	7,883
		17,656
Metals & Mining – 6.6%
BHP Billiton Ltd.	163	5,533
BHP Billiton PLC	691	19,262
Boliden AB	188	2,980
China Hongqiao Group Ltd.	5,000	2,893
Cia Siderurgica Nacional S.A.	600	2,379
Eramet	20	2,139
Eregli Demir ve Celik Fabrikalari TAS	11,277	12,890
First Quantum Minerals Ltd.	900	15,739
Grupo Mexico SAB de CV	3,800	13,626
Jastrzebska Spolka Weglowa S.A.	428	11,311
Jiangxi Copper Co. Ltd., Class H	5,000	9,690
Kazakhmys PLC	1,107	5,966
KGHM Polska Miedz S.A.	236	11,055
Kumba Iron Ore Ltd.	207	10,907
Rio Tinto PLC	425	19,308
Teck Resources Ltd., Class A	100	2,832
Teck Resources Ltd., Class B	200	5,329
Voestalpine AG	86	2,688
Xstrata PLC	782	11,727
		168,254
Multi-Utilities – 1.2%
E.ON AG	672	12,191
RWE AG	547	18,990
		31,181
Oil, Gas & Consumable Fuels – 10.8%
Baytex Energy Corp.	300	11,874
BP PLC	1,000	7,259
Cameco Corp.	200	3,905
Canadian Natural Resources Ltd.	800	23,502
Canadian Oil Sands Ltd.	700	13,772
ENI S.p.A.	1,935	46,328
Gazprom OAO (ADR)	4,027	31,954
Indo Tambangraya Megah Tbk PT	3,000	11,340
JX Holdings, Inc.	800	4,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Penn West Petroleum Ltd.	300	$2,774
Royal Dutch Shell PLC, Class A	179	6,107
Royal Dutch Shell PLC, Class B	1,243	43,587
Suncor Energy, Inc.	1,200	37,473
Surgutneftegas OAO (ADR)	1,745	12,040
Talisman Energy, Inc.	400	4,804
Tatneft OAO (ADR)	340	12,849
Total S.A.	66	3,330
		277,234
Paper & Forest Products – 0.2%
Stora Enso Oyj, Class R	450	3,130
UPM-Kymmene Oyj	280	2,931
		6,061
Personal Products – 1.1%
Kao Corp.	400	13,838
Shiseido Co. Ltd.	1,000	14,311
		28,149
Pharmaceuticals – 5.5%
AstraZeneca PLC	931	48,433
Bayer AG	24	2,507
Eisai Co. Ltd.	300	13,690
GlaxoSmithKline PLC	194	5,014
Mitsubishi Tanabe Pharma Corp.	200	3,041
Novartis AG	164	12,190
Ono Pharmaceutical Co. Ltd.	300	19,772
Orion OYJ, Class B	416	11,956
Roche Holding AG	50	12,509
Sanofi	48	5,266
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,412
		141,790
Professional Services – 0.6%
Adecco S.A.*	233	12,473
Randstad Holding N.V.	73	3,043
		15,516
Real Estate Investment Trusts (REITs) – 0.4%
Fonciere Des Regions	36	2,867

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Gecina S.A.	27	$3,250
Klepierre	82	3,481
		9,598
Real Estate Management & Development – 1.2%
Evergrande Real Estate Group Ltd.	26,000	10,620
Guangzhou R&F Properties Co. Ltd., Class H	3,600	6,513
KWG Property Holding Ltd.	19,500	13,468
		30,601
Semiconductors & Semiconductor Equipment – 1.2%
Radiant Opto-Electronics Corp.	4,000	16,265
Samsung Electronics Co. Ltd.	8	11,041
Siliconware Precision Industries Co.	3,000	3,558
		30,864
Textiles, Apparel & Luxury Goods – 0.1%
Bosideng International Holdings Ltd.	8,000	2,103
Tobacco – 3.2%
British American Tobacco PLC	1,469	81,531
Trading Companies & Distributors – 1.1%
Finning International, Inc.	100	2,162
Marubeni Corp.	1,000	7,155
Rexel S.A.	129	2,841
Sumitomo Corp.	1,200	14,980
		27,138
Transportation Infrastructure – 0.7%
COSCO Pacific Ltd.	2,000	2,649
Hopewell Highway Infrastructure Ltd.	5,000	2,468
Hutchison Port Holdings Trust, Class U	16,000	13,280
		18,397
Wireless Telecommunication Services – 0.8%
NTT DOCOMO, Inc.	1	1,653
Vodacom Group Ltd.	1,024	11,994
Vodafone Group PLC	2,253	6,880
		20,527
Total Common Stocks (Cost $2,410,605)		2,444,660

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
PREFERRED STOCKS – 3.9%
Auto Components – 0.5%
Pirelli & C. SpA	1,562	$13,015
Automobiles – 0.6%
Hyundai Motor Co.	234	14,746
Capital Markets – 1.1%
Korea Investment Holdings Co. Ltd.*	1,120	15,407
Woori Investment & Securities Co. Ltd.*	2,850	11,852
		27,259
Diversified Telecommunication Services – 0.1%
Telecom Italia SpA	4,355	3,032
Independent Power Producers & Energy Traders – 0.5%
AES Tiete S.A.	1,200	12,171
Industrial Conglomerates – 0.6%
Doosan Corp.	360	15,919
Oil, Gas & Consumable Fuels – 0.5%
SK Innovation Co. Ltd.	251	13,060
Total Preferred Stocks (Cost $93,155)		99,202
Total Investment Securities (Cost $2,503,760) – 99.5%		2,543,862
Other assets less liabilities – 0.5%		12,861
Net Assets – 100.0%		$2,556,723
*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,468
Aggregate gross unrealized depreciation	(31,366)
Net unrealized appreciation	$40,102
Federal income tax cost of investments	$2,503,760

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Australia	8.8%
Austria	0.2
Belgium	0.4
Brazil	1.2
Canada	5.6
China	6.7
Czech Republic	0.4
Denmark	0.6
Egypt	0.1
Finland	2.1
France	6.5
Germany	7.7
Hong Kong	0.6
Hungary	0.1
Indonesia	0.4
Ireland	0.2
Israel	0.6
Italy	3.2
Japan	12.4
Malaysia	0.7
Mexico	0.5
Netherlands	0.9
Poland	1.8
Portugal	0.6
Russia	2.7
Singapore	0.5
South Africa	0.9
South Korea	3.3
Spain	0.6
Sweden	4.4
Switzerland	3.4
Taiwan	2.6
Turkey	1.1
United Kingdom	17.7
Other[1]	0.5
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.4%
Aerospace & Defense – 0.6%
BAE Systems PLC	2,857	$16,697
Air Freight & Logistics – 0.3%
Deutsche Post AG	319	7,579
Automobiles – 2.0%
Bayerische Motoren Werke AG	45	3,131
Daihatsu Motor Co. Ltd.	1,000	19,834
Ford Otomotiv Sanayi AS	1,123	15,592
Tofas Turk Otomobil Fabrikasi AS	1,988	13,856
		52,413
Building Products – 0.6%
Asahi Glass Co. Ltd.	2,000	15,686
Capital Markets – 1.6%
AFP Habitat S.A.	6,636	13,202
ICAP PLC	2,402	10,759
IGM Financial, Inc.	300	13,389
Macquarie Korea Infrastructure Fund	470	2,979
		40,329
Chemicals – 1.5%
BASF SE	7	654
Huabao International Holdings Ltd.	14,000	6,422
Israel Chemicals Ltd.	993	11,816
Mitsubishi Chemical Holdings Corp.	1,000	4,866
Sumitomo Chemical Co. Ltd.	1,000	3,347
Synthos S.A.	6,855	10,219
TSRC Corp.	1,000	1,975
		39,299
Commercial Banks – 11.8%
Aozora Bank Ltd.	4,000	12,524
Australia & New Zealand Banking Group Ltd.	358	11,833
Bank of Montreal	230	14,449
Bank of Nova Scotia	300	17,326
Canadian Imperial Bank of Commerce/Canada	300	24,030
Commonwealth Bank of Australia	1,147	87,453
HSBC Holdings PLC	1,602	17,541

	Shares	Value
Commercial Banks – (continued)
Malayan Banking Bhd	1,600	$5,059
Mizuho Financial Group, Inc.	8,300	18,320
National Australia Bank Ltd.	740	26,117
National Bank of Canada	200	15,141
Sumitomo Mitsui Financial Group, Inc.	500	23,637
Westpac Banking Corp.	856	30,034
		303,464
Communications Equipment – 0.9%
HTC Corp.	1,000	10,199
VTech Holdings Ltd.	1,100	14,033
		24,232
Computers & Peripherals – 1.4%
Asustek Computer, Inc.	1,000	11,639
Chicony Electronics Co. Ltd.	1,000	2,934
Compal Electronics, Inc.	18,000	11,649
Lite-On Technology Corp.	2,000	3,599
Quanta Computer, Inc.	2,000	4,134
Wistron Corp.	2,000	2,030
		35,985
Construction & Engineering – 2.6%
Bouygues S.A.	483	13,494
Eiffage S.A.	293	12,983
Ferrovial S.A.	844	13,981
Obayashi Corp.	1,000	6,149
Taisei Corp.	5,000	16,682
Vinci S.A.	49	2,362
		65,651
Construction Materials – 0.8%
Asia Cement Corp.	3,000	3,807
Fletcher Building Ltd.	465	3,526
PPC Ltd.	3,424	12,507
		19,840
Consumer Finance – 0.6%
Provident Financial PLC	565	14,325
Distributors – 0.1%
Li & Fung Ltd.	2,000	2,587

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 0.6%
African Bank Investments Ltd.	3,820	$12,116
Chailease Holding Co. Ltd.*	1,000	3,009
		15,125
Diversified Telecommunication Services – 5.4%
BCE, Inc.	100	4,692
Belgacom S.A.	473	10,913
Bell Aliant Inc.	100	2,678
Bezeq The Israeli Telecommunication Corp. Ltd.	9,880	14,337
Elisa OYJ	612	11,619
France Telecom S.A.	672	7,198
Magyar Telekom Telecommunications PLC	1,616	2,982
TalkTalk Telecom Group PLC	734	2,864
TDC A/S	1,721	13,975
Telecom Corp of New Zealand Ltd.	6,978	15,594
Telecom Egypt Co.	1,313	2,391
Telecom Italia SpA	4,251	3,601
Telefonica Czech Republic AS	795	11,500
Telstra Corp. Ltd.	1,568	8,106
Turk Telekomunikasyon AS	3,164	14,996
Vivendi S.A.	481	10,907
		138,353
Electric Utilities – 3.0%
Centrais Eletricas Brasileiras S.A.	800	2,165
Chubu Electric Power Co. Inc.	300	3,884
The Chugoku Electric Power Co. Inc.	200	2,868
Cia Energetica de Minas Gerais	1,200	15,148
EDP—Energias de Portugal S.A.	4,215	14,504
Electricite de France S.A.	160	3,580
Fortum OYJ	701	13,040
The Kansai Electric Power Co. Inc.*	400	4,878
Light S.A.	300	2,996
PGE S.A.	2,493	12,948
		76,011
Food & Staples Retailing – 1.5%
Lawson, Inc.	200	15,769
Metcash Ltd.	779	3,307
Metro AG	103	3,215

	Shares	Value
Food & Staples Retailing – (continued)
Shoppers Drug Mart Corp.	300	$13,457
Wesfarmers Ltd.	82	3,705
		39,453
Food Products – 2.7%
Nestle S.A.	296	21,158
Orkla ASA	1,556	14,027
Ulker Biskuvi Sanayi AS	440	3,766
Unilever N.V.	685	29,188
		68,139
Gas Utilities – 0.5%
Gas Natural SDG S.A.	26	545
Snam SpA	2,692	13,253
		13,798
Hotels, Restaurants & Leisure – 1.9%
Berjaya Sports Toto Bhd	9,400	12,976
Grand Korea Leisure Co. Ltd.	490	15,217
Lottomatica Group SpA	108	2,757
Sands China Ltd.	800	4,195
Tatts Group Ltd.	3,801	12,902
		48,047
Household Durables – 0.1%
Arcelik AS	458	3,562
Independent Power Producers & Energy Traders – 1.0%
AES Tiete S.A.	1,300	11,982
Tractebel Energia S.A.	800	14,228
		26,210
Industrial Conglomerates – 0.1%
Boustead Holdings Bhd	1,800	3,029
Insurance – 7.7%
Admiral Group PLC	664	13,239
Allianz SE	4	591
AXA S.A.	1,077	20,184
Baloise Holding AG	37	3,812
CNP Assurances	164	2,325
Euler Hermes S.A.	143	13,669
Gjensidige Forsikring ASA	800	12,909
Great-West Lifeco, Inc.	100	2,720

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Intact Financial Corp.	100	$6,104
Mapfre S.A.	856	3,143
Mediolanum SpA	1,563	10,540
Muenchener Rueckversicherungs AG	130	26,026
Power Financial Corp.	500	14,793
Powszechny Zaklad Ubezpieczen S.A.	104	14,335
RSA Insurance Group PLC	7,450	12,905
Sampo OYJ, Class A	386	15,420
SCOR SE	117	3,555
Sun Life Financial, Inc.	200	5,651
Zurich Insurance Group AG*	55	15,370
		197,291
Leisure Equipment & Products – 0.5%
Sankyo Co. Ltd.	300	13,674
Machinery – 0.5%
Metso OYJ	22	905
Zardoya Otis S.A.	892	12,477
		13,382
Media – 0.8%
ProSiebenSat.1 Media AG	94	3,604
Reed Elsevier N.V.	228	3,703
Shaw Communications, Inc., Class B	600	13,684
		20,991
Metals & Mining – 2.8%
Barrick Gold Corp.	200	3,949
BHP Billiton Ltd.	153	5,194
China Hongqiao Group Ltd.	5,000	2,893
Cia Siderurgica Nacional S.A.	700	2,776
Eregli Demir ve Celik Fabrikalari TAS	10,700	12,231
Iluka Resources Ltd.	1,214	11,279
KGHM Polska Miedz S.A.	233	10,914
Kumba Iron Ore Ltd.	205	10,801
Shougang Fushan Resources Group Ltd.	28,000	10,932
		70,969
Multiline Retail – 0.0%†
Marks & Spencer Group PLC	132	839

	Shares	Value
Multi-Utilities – 1.2%
E.ON AG	657	$11,919
RWE AG	536	18,610
		30,529
Office Electronics – 0.6%
Canon, Inc.	400	14,352
Oil, Gas & Consumable Fuels – 11.2%
ARC Resources Ltd.	100	2,800
Baytex Energy Corp.	300	11,874
BP PLC	943	6,845
Canadian Oil Sands Ltd.	700	13,772
ENI S.p.A.	1,892	45,299
Gazprom OAO (ADR)	3,960	31,423
Harum Energy Tbk PT	21,000	8,964
Indo Tambangraya Megah Tbk PT	3,000	11,340
Keyera Corp.	100	6,256
Penn West Petroleum Ltd.	300	2,774
Royal Dutch Shell PLC, Class A	164	5,595
Royal Dutch Shell PLC, Class B	803	28,158
Surgutneftegas OAO (ADR)	1,725	11,902
Total S.A.	1,550	78,205
TransCanada Corp.	300	14,895
Tupras Turkiye Petrol Rafinerileri AS	113	3,150
Vermilion Energy, Inc.	100	5,140
		288,392
Paper & Forest Products – 0.4%
Oji Holdings Corp.	1,000	3,562
Stora Enso OYJ, Class A	264	2,161
Stora Enso Oyj, Class R	422	2,935
UPM-Kymmene Oyj	264	2,764
		11,422
Personal Products – 0.6%
Shiseido Co. Ltd.	1,000	14,311
Pharmaceuticals – 9.1%
Astellas Pharma, Inc.	300	17,462
AstraZeneca PLC	925	48,121
Dainippon Sumitomo Pharma Co. Ltd.	200	3,675
Eisai Co. Ltd.	300	13,690
GlaxoSmithKline PLC	3,476	89,834
Novartis AG	156	11,596

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Orion OYJ, Class B	404	$11,611
Roche Holding AG	85	21,265
Sanofi	141	15,470
		232,724
Real Estate Investment Trusts (REITs) – 3.0%
Boardwalk Real Estate Investment Trust	200	13,097
Calloway Real Estate Investment Trust	450	13,515
CapitaCommercial Trust	3,000	4,165
Dexus Property Group	2,940	3,525
Fonciere Des Regions	36	2,867
Gecina S.A.	27	3,250
Mirvac Group	2,032	3,733
RioCan Real Estate Investment Trust	100	2,934
Stockland	3,513	14,113
Westfield Retail Trust	4,252	14,566
		75,765
Real Estate Management & Development – 2.0%
Daito Trust Construction Co. Ltd.	200	19,382
Evergrande Real Estate Group Ltd.	26,000	10,620
First Capital Realty, Inc.	200	3,870
Redefine Properties Ltd.	2,838	3,412
Swiss Prime Site AG*	163	13,379
		50,663
Semiconductors & Semiconductor Equipment – 1.2%
Radiant Opto-Electronics Corp.	4,000	16,265
Samsung Electronics Co. Ltd.	8	11,041
STMicroelectronics N.V.	357	3,107
		30,413
Software – 0.2%
Konami Corp.	200	4,562
Specialty Retail – 1.1%
Esprit Holdings Ltd.	2,400	3,365
Hennes & Mauritz AB, Class B	693	24,548
		27,913
Textiles, Apparel & Luxury Goods – 1.1%
Anta Sports Products Ltd.	13,000	10,888
Bosideng International Holdings Ltd.	10,000	2,629

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Grendene S.A.	1,400	$15,964
		29,481
Tobacco – 4.1%
British American Tobacco Malaysia Bhd	700	14,568
British American Tobacco PLC	923	51,228
Imperial Tobacco Group PLC	361	12,923
Japan Tobacco, Inc.	700	26,481
		105,200
Trading Companies & Distributors – 0.6%
Sumitomo Corp.	1,200	14,980
Transportation Infrastructure – 2.6%
Atlantia SpA	719	12,863
Hopewell Highway Infrastructure Ltd.	5,000	2,468
Hutchison Port Holdings Trust, Class U	16,000	13,280
Jiangsu Expressway Co. Ltd., Class H	12,000	13,143
SIA Engineering Co. Ltd.	3,000	12,325
Sydney Airport	3,867	13,889
		67,968
Water Utilities – 0.1%
Suez Environnement Co.	238	3,422
Wireless Telecommunication Services – 3.4%
Advanced Info Service PCL	1,900	17,479
Egyptian Co. for Mobile Services SAE*	90	1,739
Shin Corp. PCL	5,500	16,163
Tele2 AB, Class B	198	3,398
Vodacom Group Ltd.	1,009	11,818
Vodafone Group PLC	11,624	35,496
		86,093
Total Common Stocks (Cost $2,429,097)		2,475,150

PREFERRED STOCKS – 3.0%
Auto Components – 0.5%
Pirelli & C. SpA	1,501	12,507
Capital Markets – 0.5%
Korea Investment Holdings Co. Ltd.*	920	12,656

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
PREFERRED STOCKS – (continued)
Commercial Banks – 0.1%
Banco Santander Brasil S.A.	46,200	$3,235
Diversified Telecommunication Services – 0.1%
Telecom Italia SpA	4,159	2,895
Electric Utilities – 0.2%
Centrais Eletricas Brasileiras S.A.	500	2,598
Cia Energetica de Minas Gerais	200	2,547
		5,145
Independent Power Producers & Energy Traders – 0.9%
AES Tiete S.A.	1,200	12,171
Cia Energetica de Sao Paulo	1,000	10,578
		22,749
Industrial Conglomerates – 0.6%
Doosan Corp.	350	15,477
Oil, Gas & Consumable Fuels – 0.1%
SK Innovation Co. Ltd.	41	2,133
Total Preferred Stocks (Cost $73,047)		76,797
Total Investment Securities (Cost $2,502,144) – 99.4%		2,551,947
Other assets less liabilities – 0.6%		14,681
Net Assets – 100.0%		$2,566,628
*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,714
Aggregate gross unrealized depreciation	(27,911)
Net unrealized appreciation	$49,803
Federal income tax cost of investments	$2,502,144

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2013:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX S&P CNX Nifty Index Futures Contract	1	05/30/13	$11,847	$140

Cash collateral in the amount of $1,607 was pledged to cover margin requirements for open futures contracts as of April 30, 2013.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Australia	9.7%
Belgium	0.4
Brazil	3.8
Canada	9.5
Chile	0.5
China	2.3
Czech Republic	0.4
Denmark	0.5
Egypt	0.2
Finland	2.4
France	7.7
Germany	2.9
Hong Kong	0.9
Hungary	0.1
Indonesia	0.8
Israel	1.0
Italy	4.0
Japan	11.5
Malaysia	1.4
Netherlands	1.3
New Zealand	0.7
Norway	1.0
Poland	1.9
Portugal	0.6
Russia	1.7
Singapore	1.2
South Africa	2.0
South Korea	2.3
Spain	1.2
Sweden	1.1
Switzerland	3.4
Taiwan	2.8
Thailand	1.3
Turkey	2.6
United Kingdom	14.3
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities)

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2013 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 4.0%
Ally Auto Receivables Trust, Class A2 0.45%, due 07/15/15	$100,000	$100,070
American Express Credit Account Master Trust 0.59%, due 05/15/18	100,000	100,267
Hyundai Auto Receivables Trust, Class A2 0.40%, due 08/17/15	100,000	100,029
Total Asset-Backed Securities (Cost $299,974)		300,366

CORPORATE BONDS – 84.9%
Aerospace & Defense – 2.7%
United Technologies Corp. 1.20%, due 06/01/15	200,000	203,157
Automobile – 10.7%
Daimler Finance North America LLC 1.06%, due 04/10/14(a) (b)	500,000	502,201
Volkswagen International Finance N.V. 0.89%, due 04/01/14(a) (b)	200,000	200,816
0.89%, due 11/20/14(a) (b)	100,000	100,456
		803,473
Banks – 24.1%
Bank of Nova Scotia 0.68%, due 03/15/16(b)	300,000	300,983
BNP Paribas S.A. 1.18%, due 01/10/14(b)	300,000	301,236
Credit Suisse 1.24%, due 01/14/14(b)	250,000	251,506
ING Bank N.V. 1.23%, due 03/07/16(a) (b)	200,000	200,029
Morgan Stanley 1.54%, due 02/25/16(b)	200,000	201,242
Rabobank Nederland 0.76%, due 03/18/16(b)	250,000	250,678
Royal Bank of Canada 0.80%, due 10/30/15	100,000	100,472
0.65%, due 03/08/16(b)	200,000	200,537
		1,806,683

	Principal Amount	Value
Beverages – 4.8%
Anheuser-Busch InBev Worldwide, Inc. 0.83%, due 01/27/14(b)	$355,000	$356,703
Commercial Banks – 4.0%
The Bank of New York Mellon Corp. 0.51%, due 10/23/15(b)	100,000	100,193
The Goldman Sachs Group, Inc. 1.29%, due 11/21/14(b)	100,000	100,733
1.60%, due 11/23/15	100,000	101,418
		302,344
Consumer Finance – 1.3%
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	100,000	100,209
Diversified Financial Services – 8.1%
General Electric Capital Corp. 0.88%, due 12/11/15(b)	100,000	100,922
0.88%, due 01/08/16(b)	100,000	100,711
JPMorgan Chase & Co. 1.88%, due 03/20/15	200,000	204,624
1.18%, due 01/25/18(b)	100,000	100,813
PACCAR Financial Corp. 0.70%, due 11/16/15	100,000	100,236
		607,306
Diversified Telecommunication Services – 4.0%
AT&T, Inc. 0.68%, due 02/12/16(b)	300,000	301,075
Electric Utilities – 2.6%
Alabama Power Co. 0.55%, due 10/15/15	100,000	100,107
Georgia Power Co. 0.63%, due 11/15/15	100,000	100,098
		200,205
Food – 4.0%
General Mills, Inc. 0.58%, due 01/29/16(b)	300,000	300,367
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	200,000	201,526

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Internet & Catalog Retail – 1.3%
Amazon.com, Inc. 0.65%, due 11/27/15	$100,000	$100,035
IT Services – 4.0%
International Business Machines Corp. 0.55%, due 02/06/15	300,000	300,756
Oil, Gas & Consumable Fuels – 4.0%
BP Capital Markets PLC 0.70%, due 11/06/15	100,000	100,035
Marathon Oil Corp. 0.90%, due 11/01/15	100,000	100,281
Total Capital Canada Ltd. 0.66%, due 01/15/16(b)	100,000	100,663
		300,979
Pharmaceuticals – 1.3%
McKesson Corp. 0.95%, due 12/04/15	100,000	100,547
Tobacco – 1.3%
Reynolds American, Inc. 1.05%, due 10/30/15	100,000	100,182
Wireless Telecommunication Services – 4.0%
Vodafone Group PLC 0.68%, due 02/19/16(b)	300,000	300,418
Total Corporate Bonds (Cost $6,367,197)		6,385,965
Municipal Bonds – 1.3%
County of Orange CA 0.58%, due 08/01/13	100,000	100,005
Total Municipal Bonds (Cost $100,000)		100,005
Certificate of Deposit – 4.0%
Svenska Handelsbanken AB 1.08%, due 07/17/14	300,000	300,827
Total Certificate of Deposit (Cost $301,245)		300,827

	Principal Amount	Value
Commercial Paper – 4.0%
Ford Motor Credit Co LLC 0.00%, due 05/30/13	$300,000	$299,784
Total Commercial Paper (Cost $299,771)		299,784
Repurchase Agreements(c) – 1.3%
RBS Securities, Inc., dated 04/30/13, repurchase price $100,001 0.50%, 05/01/13	100,000	100,000
Total Repurchase Agreements (Cost $100,000)		100,000
Total Investment Securities (Cost $7,468,187) – 99.5%		7,486,947
Other assets less liabilities – 0.5%		37,423
NET ASSETS – 100.0%		$7,524,370

(a)	144A security – Certain conditions for public sale may exist.

(b)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on April 30, 2013.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Federal Home Loan Banks	$105,441	0.5%	11/20/15

As of April 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,378
Aggregate gross unrealized depreciation	(618)
Net unrealized appreciation	$18,760
Federal income tax cost of investments	$7,468,187

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income invested, as a percentage of net assets, in the following countries as of April 30, 2013:

Canada	9.3%
France	4.0
Netherlands	10.0
Sweden	4.0
Switzerland	3.4
United Kingdom	5.3
United States	63.5
Other[1]	0.5
100.0%

[1]	Includes any non-fixed income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

Notes to the Financial Statements April 30, 2013 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of thirteen operational exchange-traded funds as of April 30, 2013 (each a “Fund” and collectively the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, and FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund commenced investment operations on September 25, 2012. The FlexShares® Ready Access Variable Income Fund commenced operations on October 9, 2012. The FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund commenced investment operations on December 14, 2012. FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and FlexShares® International Quality Dividend Defensive Index Fund commenced operations on April 12, 2013.

Each Fund, except the FlexShares® Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an

“Underlying Index”). The FlexShares® Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares® Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined

168	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and FlexShares® International Quality Dividend Defensive Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an index provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

FLEXSHARES SEMIANNUAL REPORT	169

Notes to the Financial Statements (cont.)

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of April 30, 2013 for each Fund based upon the three levels defined above. During the period ended April 30, 2013, there were four Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. During the period ended April 30, 2013, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had securities transferred from Level 1 to Level 2 with an aggregated market value of $104,454, or 0.10% of the net assets of the Fund, due to the securities being fair valued in accordance with the Trust’s fair value pricing procedures. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$2,268,099,926	$—	$—	$2,268,099,926
Total Investments	$2,268,099,926	$—	$—	$2,268,099,926

Other Financial Instruments
Assets
Futures Contracts	$155,861	$—	$—	$155,861
Forward Foreign Currency Contracts	—	85,098	—	85,098
Liabilities
Futures Contracts	(122,962)	—	—	(122,962)
Forward Foreign Currency Contracts	—	(162,273)	—	(162,273)
Total Other Financial Instruments	$32,899	$(77,175)	$—	$(44,276)

170	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,537,191,103	$—	$1,537,191,103
Total Investments	$—	$1,537,191,103	$—	$1,537,191,103

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$517,909,320	$—	$517,909,320
Total Investments	$—	$517,909,320	$—	$517,909,320

FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks	$281,449,141	$—	$—	$281,449,141
U.S. Treasury Obligations	—	204,928	—	204,928
Total Investments	$281,449,141	$204,928	$—	$281,654,069

Other Financial Instruments
Assets
Futures Contracts	$50,802	$—	$—	$50,802
Total Other Financial Instruments	$50,802	$—	$—	$50,802

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Commercial Banks	$11,494,991	$20,104	$—	$11,515,095
Household Durables	1,112,478	2,283	—	1,114,761
Insurance	4,357,264	2,565	—	4,359,829
Metals & Mining	—	—	909	909
Oil, Gas & Consumable Fuels	6,906,563	—	14,460	6,921,023
Other*	76,831,525	—	—	76,831,525
Preferred Stocks
Aerospace & Defense	—	1,844	—	1,844
Other*	415,058	—	—	415,058
Rights	9,241	392	—	9,633
Total Investments	$101,127,120	$27,188	$15,369	$101,169,677

Other Financial Instruments
Assets
Futures Contracts	$43,955	$—	$—	$43,955
Forward Foreign Currency Contracts	—	704	—	704
Total Other Financial Instruments	$43,955	$704	$—	$44,659

FLEXSHARES SEMIANNUAL REPORT	171

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$—
Total gain or loss (realized/unrealized included in earnings)	(10,351)
Purchases (Sales)	25,720
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 4/30/2013	$15,369
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 4/30/2013	$(10,350)

Common Stock	Fair Value at 4/30/2013	Valuation Techniques	Unobservable Inputs
Bumi PLC	$14,460	Market Transaction and Analysis	Discovery Price set at Halt
Discovery Metals Ltd.	909	Market Transaction and Analysis	Discovery Price set at Halt

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Construction & Engineering	$2,398,947	$60,493	$—	$2,459,440
Media	1,487,553	27,351	—	1,514,904
Metals & Mining	5,192,604	—	61,971	5,254,575
Real Estate Management & Development	4,725,270	26,978	11,438	4,763,686
Textiles, Apparel & Luxury Goods	991,564	393		991,957
Other*	85,574,549	—	—	85,574,549
Preferred Stocks	6,112,294	—	—	6,112,294
Rights	2,242	2,046	—	4,288
Warrants	783	1,245	—	2,028
Total Investments	$106,485,806	$118,506	$73,409	$106,677,721

Other Financial Instruments
Assets
Futures Contracts	$68,552	$—	$—	$68,552
Forward Foreign Currency Contracts	—	61,603	—	61,603
Total Other Financial Instruments	$68,552	$61,603	$—	$130,155

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/12	$2,873
Total gain or loss (realized/unrealized included in earnings)	7,873
Purchases (Sales)	61,336
Transfer into Level 3[1]	4,200
Transfer out of Level 3[2]	(2,873)
Balance as of 4/30/2013	$73,409
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 4/30/2013	$7,873

172	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Common Stock	Fair Value at 4/30/2013	Valuation Techniques	Unobservable Inputs
China Metal Recycling Holdings Ltd.	$61,971	Market Transaction and Analysis	Discovery Price set at Halt
KLCC Property Holdings Bhd	11,438	Market Transaction and Analysis	Discovery Price set at Halt

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$69,998,493	$—	$—	$69,998,493
Total Investments	$69,998,493	$—	$—	$69,998,493

Other Financial Instruments
Assets
Futures Contracts	$2,094	$—	$—	$2,094
Total Other Financial Instruments	$2,094	$—	$—	$2,094

FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$5,836,916	$—	$—	$5,836,916
Total Investments	$5,836,916	$—	$—	$5,836,916

FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$14,532,345	$—	$—	$14,532,345
Total Investments	$14,532,345	$—	$—	$14,532,345

FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$2,480,354	$—	$—	$2,480,354
Preferred Stocks*	74,200	—	—	74,200
Total Investments	$2,554,554	$—	$—	$2,554,554

Other Financial Instruments
Assets
Futures Contracts	$140	$—	$—	$140
Total Other Financial Instruments	$140	$—	$—	$140

FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$2,444,660	$—	$—	$2,444,660
Preferred Stocks*	99,202	—	—	99,202
Total Investments	$2,543,862	$—	$—	$2,543,862

FLEXSHARES SEMIANNUAL REPORT	173

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$2,475,150	$—	$—	$2,475,150
Preferred Stocks*	76,797			76,797
Total Investments	$2,551,947	$—	$—	$2,551,947

Other Financial Instruments
Assets
Futures Contracts	$140	$—	$—	$140
Total Other Financial Instruments	$140	$—	$—	$140

FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$300,366	$—	$300,366
Corporate Bonds*	—	6,385,965	—	6,385,965
Certificates of Deposit	—	300,827	—	300,827
Municipal Bonds	—	100,005	—	100,005
Commercial Paper	—	299,784	—	299,784
Repurchase Agreements	—	100,000	—	100,000
Total Investments	$—	$7,486,947	$—	$7,486,947

*	See Schedules of Investments for segregation by industry type

1.	Security transferred from Level 1 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Investment Pricing and Valuation Committee.

2.	Security transferred from Level 3 to Level 1 during the period. Transferred out of Level 3 due to security being valued at an unadjusted quoted market price.

Foreign Securities

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Fund’s investment also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

174	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares® Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline. The FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund may invest its assets in emerging market countries. The FlexShares® Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares® Ready Access Variable Income Fund may invest in inflation-indexed securities. The value of inflation-indexed debt securities is subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase, and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI-U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI-U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Repurchase Agreements

The FlexShares® Ready Access Variable Income Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent of behalf of various disclosed principals, including the Fund and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Fund and does not collect any additional fees from the Fund for such services. The Fund has entered into repurchase agreements at April 30, 2013, as reflected in its Schedule of Investments.

FLEXSHARES SEMIANNUAL REPORT	175

Notes to the Financial Statements (cont.)

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect gains or losses, if any, as realized gain (loss) on futures contracts and as unrealized appreciation (depreciation) on futures contracts. As of April 30, 2013, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® International Quality Dividend Index Fund, and the FlexShares® International Quality Dividend Defensive Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Exchange Contracts

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index Fund’s assets that are denominated in a foreign currency. The FlexShares® Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in

176	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency contracts. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2013, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had open forward foreign currency contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Counterparty	Statement of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$32,899
Foreign Currency Contracts	Citibank and Goldman Sachs	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	85,098
Foreign Currency Contracts	Citibank and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	(162,273)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	50,802	*
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	43,955

FLEXSHARES SEMIANNUAL REPORT	177

Notes to the Financial Statements (cont.)

Derivatives not accounted for as hedging instruments under ASC 815	Counterparty	Statement of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$704
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts on futures contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	68,552
Foreign Currency Contracts	Morgan Stanley and UBS AG	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	61,603
Equity Index Future Contracts	Citigroup	Assets — Unrealized appreciation on future contracts	FlexShares® Quality Dividend Index Fund	2,094	*
Equity Index Futures Contracts	Citigroup	Assets — Unrealized appreciation on futures contracts	FlexShares® International Quality Dividend Index Fund	140
Equity Index Futures Contracts	Citigroup	Assets — Unrealized appreciation on futures contracts	FlexShares® International Quality Dividend Defensive Index Fund	140

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the assets or liabilities shown on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2013
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures Contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$105,948	$29,944
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	228,647	(70,383)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	197,166	57,728

178	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	27,178	$46,511
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	(10,613)	690
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	(82,697)	73,799
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	14,768	68,358
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Quality Dividend Index Fund	(3,639)	2,094
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Index Fund	607	140
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® International Quality Dividend Defensive Index Fund	607	140

FLEXSHARES SEMIANNUAL REPORT	179

Notes to the Financial Statements (cont.)

At April 30, 2013, the volume of derivative activities for the period was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	6	$178,333	162	$116,746
FlexShares® Morningstar US Market Factor Tilt Index Fund	—	—	15	89,398
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	1	40,000	13	87,040
FlexShares® Morningstar Emerging MarketsFactor Tilt Index Fund	1	1,338,333	371	13,470
FlexShares® Quality Dividend Index Fund	—	—	1	79,610
FlexShares® International Quality Dividend Index Fund	—	—	1	11,847
FlexShares® International Quality Dividend Defensive Index Fund	—	—	1	11,847

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2012, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Fund and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

180	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board of Trustees.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares® Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares® Quality Dividend Index Fund	0.37%

Fund	Unitary Management Fee
FlexShares® Quality Dividend Dynamic Index Fund	0.37%
FlexShares® Quality Dividend Defensive Index Fund	0.37%
FlexShares® International Quality Dividend Index Fund	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund	0.47%
FlexShares® International Quality Dividend Defensive Index Fund	0.47%
FlexShares® Ready Access Variable Income Fund	0.25%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of April 30, 2013, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

FLEXSHARES SEMIANNUAL REPORT	181

Notes to the Financial Statements (cont.)

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2014. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares® Morningstar US Market Factor Tilt Index Fund and the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the current period.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to the Funds to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2013*	As of October 31, 2012**
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$85,500	$28,500
FlexShares® Morningstar US Market Factor Tilt Index Fund	10,500	10,500
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,000	20,000
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	75,000	50,000
FlexShares® Quality Dividend Index Fund	7,000	N/A
FlexShares® Quality Dividend Dynamic Index Fund	2,000	N/A
FlexShares® International Quality Dividend Index Fund	5,000	N/A
FlexShares® International Quality Dividend Dynamic Index Fund	5,000	N/A
FlexShares® International Quality Dividend Defensive Index Fund	5,000	N/A

182	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	As of April 30, 2013*	As of October 31, 2012**
FlexShares® Ready Access Variable Income Fund	$—	$700

*

The FlexShares® Quality Dividend Index Fund, The FlexShares® Quality Dividend Dynamic Index Fund and FlexShares® Quality Dividend Defensive Index Fund commenced investment operations on December 14, 2012 and the FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund commenced operations on April 12, 2013.

**

The FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund commenced investment operations on September 25, 2012 and the FlexShares® Ready Access Variable Income Fund commenced investment operations on October 9, 2012.

10. Investment Transactions

For the six months ended April 30, 2013, FlexShares® iBoxx 3-Year Target Duration TIPS Index and FlexShares® iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government Securities. The cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2013, were as follows:

Fund	Purchases	Sales
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$184,483,506	$118,066,478
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	422,449,117	418,373,787
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	164,065,643	164,016,698
FlexShares® Morningstar US Market Factor Tilt Index Fund	15,449,963	14,658,886
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	77,842,626	1,055,205
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	93,076,911	3,293,296
FlexShares® Quality Dividend Index Fund	6,115,878	5,855,168

Fund	Purchases	Sales
FlexShares® Quality Dividend Dynamic Index Fund	$556,709	$489,586
FlexShares® Quality Dividend Defensive Index Fund	1,241,154	1,127,815
FlexShares® International Quality Dividend Index Fund	2,502,947	—
FlexShares® International Quality Dividend Dynamic Index Fund	2,503,760	—
FlexShares® International Quality Dividend Defensive Index Fund	2,502,144	—
FlexShares® Ready Access Variable Income Fund	4,150,453	2,125,498	***

***	Includes $200,523 sales of U.S. Government Securities.

11. In-Kind Transactions

During the six-month period ended April 30, 2013, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended April 30, 2013, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$1,716,870,726
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	858,144,643
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	144,935,540
FlexShares® Morningstar US Market Factor Tilt Index Fund	105,770,872
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	8,121,902
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	6,137,794
FlexShares® Quality Dividend Index Fund	65,598,925
FlexShares® Quality Dividend Dynamic Index Fund	5,363,112
FlexShares® Quality Dividend Defensive Index Fund	13,581,768
FlexShares® International Quality Dividend Index Fund	—
FlexShares® International Quality Dividend Dynamic Index Fund	—

FLEXSHARES SEMIANNUAL REPORT	183

Notes to the Financial Statements (cont.)

Fund	Fair Value
FlexShares® International Quality Dividend Defensive Index Fund	$—
FlexShares® Ready Access Variable Income Fund	—

During the six months ended April 30, 2013, the FlexShares® Morningstar US Market Factor Tilt Index Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction. For the six months ended April 30, 2013, the fair value of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares® Morningstar US Market Factor Tilt Index Fund	$3,263,804	$1,050,406

12. Principal Risk

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following principal risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following principal risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following principal risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Interest Rate/Maturity Risk

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund and FlexShares® Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

184	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Non-diversification Risk

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, and FlexShares® Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Performance of these Funds may depend on the performance of a small number of issuers because the Funds may invest a large percentage of their assets in securities issued by or representing a small number of issuers.

Small Cap Stock Risk

FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

The following principal risk applies only to the FlexShares® Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following principal risks apply only to the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

FLEXSHARES SEMIANNUAL REPORT	185

Notes to the Financial Statements (cont.)

The following principal risks apply to the FlexShares® Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Mortgage-Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest

Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

13. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on a Fund’s financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,

186	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

which replaced ASU 2011-11. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective prospectively for interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of both of these requirements and the impacts they will have to the financial statement amounts and footnote disclosures, if any.

15. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	187

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and trustee fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2013.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2013.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar Global Upstream Natural Resources Index
Actual	$1,000.00	$986.40	$2.36	0.48%
Hypothetical	$1,000.00	$1,022.41	$2.41	0.48%
Flexshares® iBoxx 3-Year Target Duration TIPS Index
Actual	$1,000.00	$1,001.30	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Flexshares® iBoxx 5-Year Target Duration TIPS Index
Actual	$1,000.00	$1,003.00	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%
Flexshares® Morningstar US Market Factor Tilt Index
Actual	$1,000.00	$1,159.80	$1.45	0.27%
Hypothetical	$1,000.00	$1,023.46	$1.35	0.27%

188	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index
Actual	$1,000.00	$1,154.40	$2.24	0.42%
Hypothetical	$1,000.00	$1,022.71	$2.11	0.42%
Flexshares® Morningstar Emerging Markets Factor Tilt Index
Actual	$1,000.00	$1,072.20	$3.34	0.65%
Hypothetical	$1,000.00	$1,021.57	$3.26	0.65%
Flexshares® Quality Dividend Index Fund(a)
Actual	$1,000.00	$1,173.40	$1.49	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® Quality Dividend Dynamic Index Fund(a)
Actual	$1,000.00	$1,173.80	$1.49	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® Quality Dividend Defensive Index Fund(a)
Actual	$1,000.00	$1,167.10	$1.48	0.37%
Hypothetical	$1,000.00	$1,022.96	$1.86	0.37%
Flexshares® International Quality Dividend Index Fund(b)
Actual	$1,000.00	$1,027.60	$0.21	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® International Quality Dividend Dynamic Index Fund(b)
Actual	$1,000.00	$1,022.80	$0.21	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® International Quality Dividend Defensive Index(b)
Actual	$1,000.00	$1,026.80	$0.21	0.47%
Hypothetical	$1,000.00	$1,022.46	$2.36	0.47%
Flexshares® Ready Access Variable Income
Actual	$1,000.00	$1,005.30	$1.24	0.25%
Hypothetical	$1,000.00	$1,023.55	$1.25	0.25%

Please note that while some of the Funds commenced operations in December 2012 and April 2013, the “Hypothetical Expenses Paid during the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period.

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on December 14, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 135 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

(b)	The Fund commenced operations on April 12, 2013. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 16 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

FLEXSHARES SEMIANNUAL REPORT	189

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexShares® Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report, and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation. The following discussion relates to the Advisory Agreement for certain FlexShares® Funds launched during the period covered by this report. Please see: (a) the annual report for the period ended October 31, 2011 for a discussion of the approval of the Advisory Agreement for FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® Morningstar U.S. Market Factor Tilt Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund; and (b) the annual report for the period ended October 31, 2012 for a discussion of the approval of the Advisory Agreement for the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares® Ready Access Variable Income Fund.

The Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on September 20, 2012 (the “Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund and FlexShares® International Quality Dividend Defensive Index Fund (each a “Fund” and together, the “Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered NTI’s verbal presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the Funds was in the best interest of each Fund and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Funds; (2) the anticipated fees and projected expenses for the Funds; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized if the Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

The Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by NTI to each Fund. The Board evaluated information regarding NTI’s organizational structure and the experience and qualifications of NTI’s key personnel. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the SEC, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website to comply with regulatory requirements, (iv) monitoring anticipated purchases and redemptions of

190	FLEXSHARES SEMIANNUAL REPORT

Approval of Advisory Agreement (cont.)

creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the services to be provided and the quality of NTI’s resources that would be made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program.

The Board concluded that it was satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI, and that there was a reasonable basis on which to conclude that the Funds would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

Performance

The Board considered that, because the Funds had not started operations, meaningful data relating to their performance was not available and could not be a factor in the initial approval of the Advisory Agreement for the Funds.

Fees and Expenses

The Board considered the proposed unitary fee structure and the projected expenses for each Fund. The Board noted that, under the Advisory Agreement, NTI would be responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI would not be responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel, litigation expenses and other extraordinary expenses. The Board also considered the agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their independent legal counsel with respect to a Fund until at least one year from the effective date of the Funds’ registration statement. The Board reviewed comparative fee data for each Fund, including fees and expenses paid by comparable exchange-traded funds selected by Lipper, an independent data service.

In reaching its determinations, the Board considered that the contractual management fee and total expenses, after expense reimbursements, for each Fund were lower than the median contractual management fee and median total expenses of the comparable exchange-traded funds that Lipper had selected. The Board noted that NTI did not manage private accounts with substantially similar investment strategies as the Funds.

Projected Profits of NTI

The Board examined NTI’s projected profits in serving as each Fund’s investment adviser. The Board noted information provided by NTI with respect to the length of time it would take its Funds-related advisory business to become profitable. The Board also considered NTI’s projections of assets in the Funds over various time periods.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and proposed expense reimbursement agreement, the fact that NTI will not initially make any profit from its services to the Funds and the significant investment that NTI is making in the Trust, breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Funds, including whether any compensation would be paid to NTI’s affiliates. The Board also considered that some of the Funds’ expected shareholders will have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, will benefit from receipt of the research products and services generated by the Funds.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

FLEXSHARES SEMIANNUAL REPORT	191

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM and Morningstar® US Market Factor Tilt IndexSM are service marks of Morningstar, Inc. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Dividend Index SM, Northern Trust Quality Dividend Dynamic Index SM, Northern Trust Quality Dividend Defensive Index SM, Northern Trust International Quality Dividend Index SM, Northern Trust Quality Dividend Dynamic Index SM, Northern Trust International Quality Dividend Defensive Index SM are service marks of NTI and have been licensed for use by FlexShares Trust.

FS00041-0613

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:
/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 5, 2013

By:
/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 5, 2013